UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 17.4%
	Consumer Discretionary — 2.0%
	Auto Components — 0.1%
8,533	BorgWarner, Inc. (a)	516,502
1,500	Denso Corp., (Japan)	48,221
10,170	Visteon Corp. (a)	437,310

		1,002,033

	Automobiles — 0.1%
2,299	Bayerische Motoren Werke AG, (Germany)	151,875
22,300	Suzuki Motor Corp., (Japan)	491,558
11,800	Toyota Motor Corp., (Japan)	404,494
5,170	Winnebago Industries, Inc. (a)	35,776

		1,083,703

	Distributors — 0.0% (g)
130,000	Li & Fung Ltd., (Hong Kong)	216,916
5,900	Pool Corp.	154,462

		371,378

	Diversified Consumer Services — 0.0% (g)
1,391	Coinstar, Inc. (a)	55,640
6,526	Grand Canyon Education, Inc. (a)	105,395
1,000	Strayer Education, Inc.	76,670

		237,705

	Hotels, Restaurants & Leisure — 0.2%
17,990	Accor S.A., (France)	479,040
2,472	BJ’s Restaurants, Inc. (a)	109,040
15,865	Carnival Corp.	480,709
8,340	Ctrip.com International Ltd., (China), ADR (a)	268,214
4,100	International Game Technology	59,573
300	McDonald’s Corp.	26,346
20,887	OPAP S.A., (Greece)	210,669
2,020	Red Robin Gourmet Burgers, Inc. (a)	48,662
26,000	Shangri-La Asia Ltd., (Hong Kong)	49,710
8,917	Starwood Hotels & Resorts Worldwide, Inc.	346,158
6,423	Texas Roadhouse, Inc.	84,912
2,557	Wynn Resorts Ltd.	294,260

		2,457,293

	Household Durables — 0.0% (g)
3,450	D.R. Horton, Inc.	31,188
2,480	Harman International Industries, Inc.	70,878
2,190	Lennar Corp., Class A	29,653
60	NVR, Inc. (a)	36,239
61,754	Oriental Weavers Co., (Egypt)	310,560
700	Tempur-Pedic International, Inc. (a)	36,827
1,900	Toll Brothers, Inc. (a)	27,417

		542,762

	Internet & Catalog Retail — 0.0% (g)
1,230	Amazon.com, Inc. (a)	265,963
36,230	Ocado Group plc, (United Kingdom) (a)	53,203

		319,166

	Leisure Equipment & Products — 0.0% (g)
1,500	Hasbro, Inc.	48,915
5,800	Sankyo Co., Ltd., (Japan)	313,839

		362,754

	Media — 1.0%
4,230	AMC Networks, Inc., Class A (a)	135,149
39,460	Cinemark Holdings, Inc.	745,005
17,200	Comcast Corp., Class A	359,480
6,900	Discovery Communications, Inc., Class A (a)	259,578
7,600	Discovery Communications, Inc., Class C (a)	267,140
2,800	DreamWorks Animation SKG, Inc., Class A (a)	50,904
11,408	E.W. Scripps Co., Class A (a)	79,856
42,900	Grupo Televisa S.A., (Mexico), ADR	788,931
12,400	Imax Corp., (Canada) (a)	179,552
68,645	Interpublic Group of Cos., Inc. (The)	494,244
12,690	Liberty Global, Inc., Class A (a)	459,124
29,900	McGraw-Hill Cos., Inc. (The)	1,225,899
55,260	Mediaset S.p.A., (Italy)	174,047
2,268	Morningstar, Inc.	128,006
6,000	National CineMedia, Inc.	87,060
6,500	New York Times Co. (The), Class A (a)	37,765
11,370	News Corp., Class A	175,894
30,425	Omnicom Group, Inc.	1,120,856
28,220	Reed Elsevier plc, (United Kingdom)	216,053
12,095	Regal Entertainment Group, Class A	141,995
4,200	Scripps Networks Interactive, Inc., Class A	156,114
3,690	SES S.A. FDR, (Luxembourg)	89,798
55,030	Societe Television Francaise 1, (France)	684,137
13,000	Television Broadcasts Ltd., (Hong Kong)	70,914
1,500	Time Warner Cable, Inc.	94,005
47,480	Time Warner, Inc.	1,422,975
215	TV Asahi Corp., (Japan)	348,523
39,480	Virgin Media, Inc.	961,338
22,120	Walt Disney Co. (The)	667,139
380	Washington Post Co. (The), Class B	124,249

		11,745,730

	Multiline Retail — 0.1%
106,910	Marks & Spencer Group plc, (United Kingdom)	520,603

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Multiline Retail — Continued
44,530	Marks & Spencer Group plc, (United Kingdom), ADR	427,043
1,400	Nordstrom, Inc.	63,952
5,700	Target Corp.	279,528

		1,291,126

	Specialty Retail — 0.4%
4,631	Aaron’s, Inc.	116,933
56,200	Best Buy Co., Inc.	1,309,460
5,120	Dick’s Sporting Goods, Inc. (a)	171,315
161,100	Dixons Retail plc, (United Kingdom) (a)	28,708
7,000	Hennes & Mauritz AB, (Sweden), Class B	209,593
7,700	Home Depot, Inc.	253,099
2,200	O’Reilly Automotive, Inc. (a)	146,586
102,150	Staples, Inc.	1,358,595
6,250	Tiffany & Co.	380,125
5,700	Urban Outfitters, Inc. (a)	127,224

		4,101,638

	Textiles, Apparel & Luxury Goods — 0.1%
6,220	Adidas AG, (Germany)	378,524
743,000	China Hongxing Sports Ltd., (China) (a)(f)(i)	65,330
1,776	Cie Financiere Richemont S.A., (Switzerland), Class A	79,113
4,400	Coach, Inc.	228,052
3,300	Hanesbrands, Inc. (a)	82,533
600	NIKE, Inc., Class B	51,306

		884,858

	Total Consumer Discretionary	24,400,146

	Consumer Staples — 2.2%
	Beverages — 0.4%
13,310	Anheuser-Busch InBev N.V., (Belgium)	706,484
6,170	Coca-Cola Co. (The)	416,845
7,500	Diageo plc, (United Kingdom)	143,000
25,325	Diageo plc, (United Kingdom), ADR	1,922,926
10,350	Heineken N.V., (Netherlands)	465,079
9,055	PepsiCo, Inc.	560,505
3,419	Pernod-Ricard S.A., (France)	267,683

		4,482,522

	Food & Staples Retailing — 0.7%
24,050	Carrefour S.A., (France)	547,666
1,000	Costco Wholesale Corp.	82,120
24,050	Distribuidora Internacional de Alimentacion S.A., (Spain) (a)	95,761
60,360	Koninklijke Ahold N.V., (Netherlands)	709,844
9,710	Kroger Co. (The)	213,232
32,625	Safeway, Inc.	542,554
60,275	Sysco Corp.	1,561,123
221,450	Tesco plc, (United Kingdom)	1,297,160
2,531	United Natural Foods, Inc. (a)	93,748
49,850	Wal-Mart Stores, Inc.	2,587,215
1,500	Whole Foods Market, Inc.	97,965

		7,828,388

	Food Products — 0.8%
13,000	Ajinomoto Co., Inc., (Japan)	153,567
7,900	Archer-Daniels-Midland Co.	195,999
9,165	Bunge Ltd.	534,228
20,497	Danone, (France)	1,260,018
8,500	General Mills, Inc.	326,995
3,020	H.J. Heinz Co.	152,450
2,600	Hershey Co. (The)	154,024
33,010	Kraft Foods, Inc., Class A	1,108,476
606,000	Marine Harvest ASA, (Norway)	264,104
26,405	Nestle S.A., (Switzerland)	1,453,667
30,250	Nestle S.A., (Switzerland), ADR	1,666,774
36,000	Tingyi Cayman Islands Holding Corp., (China)	88,246
2,136	TreeHouse Foods, Inc. (a)	132,090
32,865	Unilever N.V., (Netherlands), ADR	1,034,919
36,910	Unilever plc, (United Kingdom), ADR	1,151,223

		9,676,780

	Household Products — 0.2%
3,000	Church & Dwight Co., Inc.	132,600
1,350	Colgate-Palmolive Co.	119,718
18,950	Kimberly-Clark Corp.	1,345,639
7,960	Reckitt Benckiser Group plc, (United Kingdom)	403,318

		2,001,275

	Personal Products — 0.1%
7,525	Avon Products, Inc.	147,490
7,880	Beiersdorf AG, (Germany)	421,655
3,200	Herbalife Ltd., (Cayman Islands)	171,520
2,225	L’Oreal S.A., (France)	217,055

		957,720

	Tobacco — 0.0% (g)
3,688	Imperial Tobacco Group plc, (United Kingdom)	124,461
3,500	Philip Morris International, Inc.	218,330

		342,791

	Total Consumer Staples	25,289,476

	Energy — 1.7%
	Energy Equipment & Services — 0.4%
2,716	Atwood Oceanics, Inc. (a)	93,322
5,660	Baker Hughes, Inc.	261,266
16,817	Cameron International Corp. (a)	698,578

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
26,910	Cie Generale de Geophysique-Veritas, (France) (a)	473,980
3,100	Complete Production Services, Inc. (a)	58,435
1,100	Core Laboratories N.V., (Netherlands)	98,813
1,500	Dril-Quip, Inc. (a)	80,865
2,015	Fugro N.V. CVA, (Netherlands)	101,619
3,520	Global Geophysical Services, Inc. (a)	28,054
4,000	Halliburton Co.	122,080
1,800	Oil States International, Inc. (a)	91,656
16,360	Petroleum Geo-Services ASA, (Norway) (a)	164,478
9,042	Precision Drilling Corp., (Canada) (a)	74,958
30,690	Schlumberger Ltd.	1,833,113
5,729	Seadrill Ltd., (Bermuda)	158,214
21,670	Trican Well Service Ltd., (Canada)	307,297
24,660	Weatherford International Ltd., (Switzerland) (a)	301,099

		4,947,827

	Oil, Gas & Consumable Fuels — 1.3%
6,335	Apache Corp.	508,320
95,000	Bankers Petroleum Ltd., (Canada) (a)	317,301
25,000	BG Group plc, (United Kingdom)	478,465
2,336	Bill Barrett Corp. (a)	84,657
93,410	Cameco Corp., (Canada)	1,711,355
16,600	Cenovus Energy, Inc., (Canada)	511,128
2,200	Chevron Corp.	203,544
1,400	Cimarex Energy Co.	77,980
5,789	Comstock Resources, Inc. (a)	89,498
1,900	Concho Resources, Inc. (a)	135,166
9,362	ConocoPhillips	592,802
1,586	Contango Oil & Gas Co. (a)	86,770
8,100	Denbury Resources, Inc. (a)	93,150
22,475	Devon Energy Corp.	1,246,013
17,500	Encana Corp., (Canada)	336,840
17,175	Enterprise Products Partners LP	689,576
77,100	ERG S.p.A., (Italy)	856,562
63,800	Gazprom OAO, (Russia), ADR	610,742
6,250	Hess Corp.	327,875
34,325	Kinder Morgan, Inc.	888,674
17,580	Magellan Midstream Partners LP	1,061,832
289,500	Medco Energi Internasional Tbk PT, (Indonesia)	69,968
9,775	Nexen, Inc., (Canada)	151,415
3,880	Niko Resources Ltd., (Canada)	159,843
3,700	Noble Energy, Inc.	261,960
8,215	Occidental Petroleum Corp.	587,373
1,943	Overseas Shipholding Group, Inc.	26,697
6,100	Pengrowth Energy Corp., (Canada)	55,126
2,200	Reliance Industries Ltd., (India), GDR (e)	72,624
10,300	Royal Dutch Shell plc, (Netherlands), ADR	633,656
24,850	Statoil ASA, (Norway), ADR	535,518
34,970	Talisman Energy, Inc., (Canada)	429,825
2,700	Whiting Petroleum Corp. (a)	94,716
12,775	Williams Cos., Inc. (The)	310,944

		14,297,915

	Total Energy	19,245,742

	Financials — 1.8%
	Capital Markets — 0.3%
76,175	Bank of New York Mellon Corp. (The)	1,416,093
34,960	Charles Schwab Corp. (The)	393,999
177,000	Daiwa Securities Group, Inc., (Japan)	660,963
63,300	Egyptian Financial Group- Hermes Holding, (Egypt) (a)	176,529
4,560	Goldman Sachs Group, Inc. (The)	431,148
2,600	Invesco Ltd.	40,326
4,000	Lazard Ltd., (Bermuda), Class A	84,400
5,200	State Street Corp.	167,232
4,543	Stifel Financial Corp. (a)	120,662
69,725	Uranium Participation Corp., (Canada) (a)	377,270

		3,868,622

	Commercial Banks — 0.4%
63,580	Banco Santander S.A., (Spain)	519,823
23,700	Bangkok Bank PCL, (Thailand)	112,077
260,426	Bank of China Ltd., (China), Class H	80,529
30,600	Bank of East Asia Ltd., (Hong Kong)	93,981
6,640	Bank of the Ozarks, Inc.	138,975
5,075	BNP Paribas S.A., (France)	200,070
16,500	BOC Hong Kong Holdings Ltd., (Hong Kong)	34,886
28,875	Comerica, Inc.	663,259
22,113	DBS Group Holdings Ltd., (Singapore)	198,288
7,203	East West Bancorp, Inc.	107,397

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Banks — Continued
22,085	First Republic Bank (a)	511,489
2,443	Glacier Bancorp, Inc.	22,891
3,000	HDFC Bank Ltd., (India), ADR	87,450
103,237	HSBC Holdings plc, (United Kingdom)	790,723
2,363	Iberiabank Corp.	111,203
6,200	ICICI Bank Ltd., (India), ADR	215,264
13,975	Standard Chartered plc, (United Kingdom)	278,815
178,460	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	590,684
2,974	UMB Financial Corp.	95,406

		4,853,210

	Consumer Finance — 0.1%
25,745	American Express Co.	1,155,951
10,610	Discover Financial Services	243,393

		1,399,344

	Diversified Financial Services — 0.2%
28,504	Citigroup, Inc.	730,272
1,100	CME Group, Inc.	271,040
13,990	Deutsche Boerse AG, (Germany) (a)	707,552
17,000	Guoco Group Ltd., (Hong Kong)	156,143
7,200	NASDAQ OMX Group, Inc. (The) (a)	166,608

		2,031,615

	Insurance — 0.7%
2,100	Aflac, Inc.	73,395
103,000	AIA Group Ltd., (Hong Kong)	291,690
1,700	Allstate Corp. (The)	40,273
49,332	American International Group, Inc. (a)	1,082,837
1,400	Aon Corp.	58,772
6,100	Assured Guaranty Ltd., (Bermuda)	67,039
11,400	Axis Capital Holdings Ltd., (Bermuda)	295,716
19,000	Berkshire Hathaway, Inc., Class B (a)	1,349,759
5,727	Endurance Specialty Holdings Ltd., (Bermuda)	195,577
106,180	Mapfre S.A., (Spain)	327,865
6,375	Marsh & McLennan Cos., Inc.	169,193
28,100	MS&AD Insurance Group Holdings, (Japan)	611,391
53,750	Old Republic International Corp.	479,450
6,400	Progressive Corp. (The)	113,664
5,000	RenaissanceRe Holdings Ltd., (Bermuda)	319,000
2,260	Sampo OYJ, (Finland), Class A	56,766
35,300	Symetra Financial Corp.	287,695
15,355	Transatlantic Holdings, Inc.	745,025
24,325	Willis Group Holdings plc, (United Kingdom)	836,050

		7,401,157

	Real Estate Investment Trusts (REITs) — 0.0% (g)
410	Alexandria Real Estate Equities, Inc.	25,170
7,991	Colonial Properties Trust	145,117
610	Corporate Office Properties Trust	13,286
540	Digital Realty Trust, Inc.	29,786
1,260	DuPont Fabros Technology, Inc.	24,809
5,884	LaSalle Hotel Properties	112,973

		351,141

	Real Estate Management & Development — 0.1%
1,000	Jones Lang LaSalle, Inc.	51,810
19,272	Solidere, (Lebanon), GDR (e)	292,544
10,000	Sun Hung Kai Properties Ltd., (Hong Kong)	114,720
5,000	Swire Pacific Ltd., (Hong Kong), Class A	51,374
8,000	Wharf Holdings Ltd., (Hong Kong)	39,469

		549,917

	Total Financials	20,455,006

	Health Care — 2.2%
	Biotechnology — 0.2%
10,475	Actelion Ltd., (Switzerland) (a)	347,997
6,040	BioMarin Pharmaceutical, Inc. (a)	192,495
5,381	Celgene Corp. (a)	333,192
3,900	Dendreon Corp. (a)	35,100
16,749	Gilead Sciences, Inc. (a)	649,860
19,200	Human Genome Sciences, Inc. (a)	243,648
100	Pharmasset, Inc. (a)	8,237
21,500	Seattle Genetics, Inc. (a)	409,790
1,232	United Therapeutics Corp. (a)	46,188

		2,266,507

	Health Care Equipment & Supplies — 0.6%
10,880	Alere, Inc. (a)	213,792
2,302	Analogic Corp.	104,534
4,680	Becton, Dickinson & Co.	343,138
49,490	Boston Scientific Corp. (a)	292,486
2,709	Cie Generale d’Optique Essilor International S.A., (France)	194,812
9,080	Cochlear Ltd., (Australia)	402,513
24,200	Covidien plc, (Ireland)	1,067,220
20,075	Gen-Probe, Inc. (a)	1,149,293

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Equipment & Supplies — Continued
15,090	Getinge AB, (Sweden), Class B	329,286
7,700	Hologic, Inc. (a)	117,117
14,460	Medtronic, Inc.	480,650
24,910	Mindray Medical International Ltd., (China), ADR	588,125
1,328	Sonova Holding AG, (Switzerland) (a)	120,496
1,590	Straumann Holding AG, (Switzerland)	248,794
3,900	Sysmex Corp., (Japan)	140,319
13,036	Teleflex, Inc.	700,946
3,220	Volcano Corp. (a)	95,409

		6,588,930

	Health Care Providers & Services — 0.4%
2,828	Aetna, Inc.	102,798
425	AMERIGROUP Corp. (a)	16,579
34,075	AmerisourceBergen Corp.	1,269,976
4,400	BML, Inc., (Japan)	113,420
7,800	DaVita, Inc. (a)	488,826
22,886	Health Management Associates, Inc., Class A (a)	158,371
43,300	HealthSouth Corp. (a)	646,469
10,700	Profarma Distribuidora de Produtos Farmaceuticos S.A., (Brazil)	56,907
106,480	Sonic Healthcare Ltd., (Australia)	1,163,851
5,700	UnitedHealth Group, Inc.	262,884

		4,280,081

	Health Care Technology — 0.1%
3,990	Allscripts Healthcare Solutions, Inc. (a)	71,900
2,852	athenahealth, Inc. (a)	169,837
13,425	Cerner Corp. (a)	919,880
1,184	Quality Systems, Inc.	114,848
1,700	SXC Health Solutions Corp. (a)	94,690

		1,371,155

	Life Sciences Tools & Services — 0.2%
18,690	Lonza Group AG, (Switzerland) (a)	1,126,151
850	Mettler-Toledo International, Inc. (a)	118,966
28,330	QIAGEN N.V., (Netherlands) (a)	393,474
1,380	Waters Corp. (a)	104,176
9,420	WuXi PharmaTech Cayman, Inc., (China), ADR (a)	109,649

		1,852,416

	Pharmaceuticals — 0.7%
4,900	Allergan, Inc.	403,662
3,476	Bayer AG, (Germany)	191,819
17,715	Bayer AG, (Germany), ADR	970,959
3,325	Bristol-Myers Squibb Co.	104,339
2,200	Egis Gyogyszergyar Nyrt, (Hungary)	147,915
40,950	Eli Lilly & Co.	1,513,921
26,000	GlaxoSmithKline plc, ADR	1,073,539
15,335	Johnson & Johnson	976,993
3,040	Novartis AG, (Switzerland)	169,820
9,275	Novartis AG, (Switzerland), ADR	517,267
2,322	Novo Nordisk A/S, (Denmark), Class B	231,583
440	Roche Holding AG, (Switzerland)	71,065
21,700	Shire plc, (Ireland)	676,706
2,000	Shire plc, (Ireland), ADR	187,860
240,000	United Laboratories International Holdings Ltd. (The), (Hong Kong)	181,994
22,470	Valeant Pharmaceuticals International, Inc., (Canada)	834,086

		8,253,528

	Total Health Care	24,612,617

	Industrials — 2.6%
	Aerospace & Defense — 0.4%
3,233	Aerovironment, Inc. (a)	91,009
1,500	Boeing Co. (The)	90,765
7,950	CAE, Inc., (Canada)	74,576
30,505	DigitalGlobe, Inc. (a)	592,712
15,550	European Aeronautic Defence and Space Co., N.V., (Netherlands)	437,093
11,550	Finmeccanica S.p.A., (Italy)	79,917
16,658	Lockheed Martin Corp.	1,210,038
2,100	Rockwell Collins, Inc.	110,796
43,275	Spirit Aerosystems Holdings, Inc., Class A (a)	690,236
24,400	Thales S.A., (France)	762,682
4,500	United Technologies Corp.	316,620

		4,456,444

	Air Freight & Logistics — 0.3%
2,300	C.H. Robinson Worldwide, Inc.	157,481
1,100	Expeditors International of Washington, Inc.	44,605
11,830	FedEx Corp.	800,654
3,619	Forward Air Corp.	92,104
54,921	PostNL N.V., (Netherlands)	240,235
52,192	TNT Express N.V., (Netherlands)	364,935
28,465	United Parcel Service, Inc., Class B	1,797,564

		3,497,578

	Airlines — 0.2%
43,460	Ryanair Holdings plc, (Ireland), ADR (a)	1,119,095

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Airlines — Continued
58,650	Southwest Airlines Co.	471,546
20,350	U.S. Airways Group, Inc. (a)	111,925
6,570	United Continental Holdings, Inc. (a)	127,327

		1,829,893

	Commercial Services & Supplies — 0.2%
29,275	Cintas Corp.	823,799
66,000	Downer EDI Ltd., (Australia) (a)	180,646
4,600	Iron Mountain, Inc.	145,452
36,665	Republic Services, Inc.	1,028,819
52,000	Toppan Printing Co., Ltd., (Japan)	378,732

		2,557,448

	Construction & Engineering — 0.1%
8,122	Bouygues S.A., (France)	268,686
3,439	Chicago Bridge & Iron Co., N.V., (Netherlands), ADR	98,459
5,000	JGC Corp., (Japan)	122,271
545	Layne Christensen Co. (a)	12,590
10,040	Quanta Services, Inc. (a)	188,652
8,900	Shaw Group, Inc. (The) (a)	193,486
4,700	URS Corp. (a)	139,402

		1,023,546

	Electrical Equipment — 0.3%
20,220	ABB Ltd., (Switzerland), ADR (a)	345,358
4,400	AMETEK, Inc.	145,068
11,166	Areva S.A., (France) (a)	354,918
4,900	Cooper Industries plc	225,988
3,400	Emerson Electric Co.	140,454
2,697	Franklin Electric Co., Inc.	97,847
26,600	Futaba Corp./Chiba, (Japan)	545,946
35,565	GrafTech International Ltd. (a)	451,676
2,900	Nexans S.A., (France)	167,816
17,110	Prysmian S.p.A., (Italy)	224,781
5,050	Rockwell Automation, Inc.	282,800
4,706	Schneider Electric S.A., (France)	251,844

		3,234,496

	Industrial Conglomerates — 0.2%
23,550	3M Co.	1,690,655
4,150	Danaher Corp.	174,051
8,400	General Electric Co.	128,016
360	Siemens AG, (Germany)	32,389
7,589	Tyco International Ltd., (Switzerland)	309,252

		2,334,363

	Machinery — 0.4%
707	Andritz AG, (Austria)	57,562
1,225	Caterpillar, Inc.	90,454
5,346	Colfax Corp. (a)	108,310
2,983	ESCO Technologies, Inc.	76,067
1,900	FANUC Corp., (Japan)	261,717
1,610	Flowserve Corp.	119,140
2,800	Illinois Tool Works, Inc.	116,480
24,300	Ingersoll-Rand plc, (Ireland)	682,588
92,000	Japan Steel Works Ltd. (The), (Japan)	548,775
22,500	Kurita Water Industries Ltd., (Japan)	630,743
16,000	Organo Corp., (Japan)	123,928
7,130	Pall Corp.	302,312
1,500	Parker Hannifin Corp.	94,695
1,900	SMC Corp., (Japan)	277,708
1,900	SPX Corp.	86,089
3,300	Stanley Black & Decker, Inc.	162,030
1,590	Terex Corp. (a)	16,313
2,600	WABCO Holdings, Inc. (a)	98,436
2,093	Wabtec Corp.	110,657
5,470	Westport Innovations, Inc., (Canada) (a)	158,247

		4,122,251

	Marine — 0.1%
2,090	D/S Norden, (Denmark)	57,526
7,060	Diana Shipping, Inc., (Greece) (a)	52,385
124,000	Pacific Basin Shipping Ltd., (Hong Kong)	47,902
30,939	Stolt-Nielsen Ltd., (United Kingdom)	571,769

		729,582

	Professional Services — 0.1%
7,260	Adecco S.A., (Switzerland) (a)	286,149
3,086	Advisory Board Co. (The) (a)	199,140
3,573	Corporate Executive Board Co. (The)	106,475
2,300	IHS, Inc., Class A (a)	172,063
2,300	Manpower, Inc.	77,326
14,650	Nielsen Holdings N.V. (a)	382,073
10,090	Randstad Holding N.V., (Netherlands)	321,676

		1,544,902

	Road & Rail — 0.2%
17,100	East Japan Railway Co., (Japan)	1,036,716
23,900	Firstgroup plc, (United Kingdom)	118,818
4,600	Kansas City Southern (a)	229,816
6,250	Norfolk Southern Corp.	381,375
1,000	Union Pacific Corp.	81,670
9,800	West Japan Railway Co., (Japan)	420,087

		2,268,482

	Trading Companies & Distributors — 0.1%
29,875	Air Lease Corp. (a)	573,600
5,600	Mitsubishi Corp., (Japan)	114,014
40,800	Mitsui & Co., Ltd., (Japan)	590,999

		1,278,613

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Transportation Infrastructure — 0.0% (g)
56,000	Kamigumi Co., Ltd., (Japan)	499,860

	Total Industrials	29,377,458

	Information Technology — 2.5%
	Communications Equipment — 0.2%
1,170	Acme Packet, Inc. (a)	49,830
187,500	Alcatel-Lucent, (France), ADR (a)	530,625
3,114	Blue Coat Systems, Inc. (a)	43,222
7,818	Ceragon Networks Ltd., (Israel) (a)	74,662
15,210	Cisco Systems, Inc.	235,603
8,475	Ixia (a)	65,003
1,800	Juniper Networks, Inc. (a)	31,068
4,792	Meru Networks, Inc. (a)	39,055
3,967	NETGEAR, Inc. (a)	102,706
82,400	Nokia OYJ, (Finland), ADR	466,384
9,720	QUALCOMM, Inc.	472,684

		2,110,842

	Computers & Peripherals — 0.2%
2,565	Apple, Inc. (a)	977,727
17,500	EMC Corp. (a)	367,325
14,285	Hewlett-Packard Co.	320,698
10,000	Japan Digital Laboratory Co., Ltd., (Japan)	115,802
2,600	NetApp, Inc. (a)	88,244
13,600	Western Digital Corp. (a)	349,792

		2,219,588

	Electronic Equipment, Instruments & Components — 0.3%
3,030	Amphenol Corp., Class A	123,533
24,425	Avnet, Inc. (a)	637,004
17,680	Corning, Inc.	218,525
2,500	FLIR Systems, Inc.	62,625
31,000	Hitachi Ltd., (Japan)	153,886
1,700	Keyence Corp., (Japan)	465,212
4,300	Murata Manufacturing Co., Ltd., (Japan)	233,465
3,900	National Instruments Corp.	89,154
44,500	Premier Farnell plc, (United Kingdom)	106,715
23,000	Sanshin Electronics Co., Ltd., (Japan)	200,421
43,400	TE Connectivity Ltd., (Switzerland)	1,221,277
3,400	Trimble Navigation Ltd. (a)	114,070

		3,625,887

	Internet Software & Services — 0.2%
5,700	eBay, Inc. (a)	168,093
1,690	Google, Inc., Class A (a)	869,302
4,002	RightNow Technologies, Inc. (a)	132,266
19,100	Tencent Holdings, Ltd., (China)	396,467
4,500	VeriSign, Inc.	128,745
15,547	Yahoo!, Inc. (a)	204,599

		1,899,472

	IT Services — 0.7%
26,250	Accenture plc, (Ireland), Class A	1,382,849
3,300	Alliance Data Systems Corp. (a)	305,910
16,150	Amadeus IT Holding S.A., (Spain), Class A	258,025
67,610	Amdocs Ltd., (United Kingdom) (a)	1,833,582
20,950	Automatic Data Processing, Inc.	987,793
6,730	Computer Sciences Corp.	180,701
1,700	Gartner, Inc. (a)	59,279
4,400	Genpact Ltd., (Bermuda) (a)	63,316
4,200	Global Payments, Inc.	169,638
12,180	Indra Sistemas S.A., (Spain)	175,107
3,850	International Business Machines Corp.	673,866
6,600	Jack Henry & Associates, Inc.	191,268
1,040	MasterCard, Inc., Class A	329,846
7,200	NeuStar, Inc., Class A (a)	181,008
20,545	Redecard S.A., (Brazil)	276,556
2,100	Teradata Corp. (a)	112,413
2,800	TKC, (Japan)	58,646
17,513	VeriFone Systems, Inc. (a)	613,305
7,500	Visa, Inc., Class A	642,900
6,500	Western Union Co. (The)	99,385

		8,595,393

	Office Electronics — 0.0% (g)
4,100	Canon, Inc., (Japan)	186,165

	Semiconductors & Semiconductor Equipment — 0.3%
48,800	Advantest Corp., (Japan)	526,025
1,700	Altera Corp.	53,601
3,100	Analog Devices, Inc.	96,875
3,665	ASML Holding N.V., (Netherlands)	126,730
2,500	ASML Holding N.V., (Netherlands), ADR,	86,350
15,400	Broadcom Corp., Class A (a)	512,666
2,000	First Solar, Inc. (a)	126,420
6,700	KLA-Tencor Corp.	256,476
3,500	Linear Technology Corp.	96,775
5,500	Maxim Integrated Products, Inc.	128,315
5,900	Microchip Technology, Inc.	183,549
935	Samsung Electronics Co., Ltd., (South Korea), GDR	221,732
33,000	Sumco Corp., (Japan) (a)	308,172
8,900	Tokyo Electron Ltd., (Japan)	403,702

		3,127,388

	Software — 0.6%
12,870	Autodesk, Inc. (a)	357,529
1,655	CommVault Systems, Inc. (a)	61,334
101,675	Compuware Corp. (a)	778,830
4,954	DemandTec, Inc. (a)	32,399

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
2,400	MICROS Systems, Inc. (a)	105,384
86,100	Microsoft Corp.	2,143,028
74,760	Misys plc, (United Kingdom) (a)	250,649
1,500	Nintendo Co., Ltd., (Japan)	220,407
14,900	Nintendo Co., Ltd., (Japan), ADR	270,435
30,913	Oracle Corp.	888,439
1,800	Red Hat, Inc. (a)	76,068
2,811	Rosetta Stone, Inc. (a)	25,721
2,322	SAP AG, (Germany)	118,149
8,744	Seachange International, Inc. (a)	67,329
2,600	Solera Holdings, Inc.	131,300
3,020	SuccessFactors, Inc. (a)	69,430
4,500	TIBCO Software, Inc. (a)	100,755
6,100	Trend Micro, Inc., (Japan)	190,779
10,746	VASCO Data Security International, Inc. (a)	54,912
41,887	Websense, Inc. (a)	724,645

		6,667,522

	Total Information Technology	28,432,257

	Materials — 1.3%
	Chemicals — 0.4%
2,500	Air Liquide S.A., (France)	291,940
2,300	Air Products & Chemicals, Inc.	175,651
2,700	Airgas, Inc.	172,314
11,000	Chugoku Marine Paints Ltd., (Japan)	80,223
8,700	Ecolab, Inc.	425,343
6,564	FMC Corp.	453,966
6,100	Israel Chemicals Ltd., (Israel), ADR	70,211
24,870	Johnson Matthey plc, (United Kingdom)	610,024
1,148	Linde AG, (Germany)	153,618
22,660	Monsanto Co.	1,360,506
8,500	Shin-Etsu Chemical Co., Ltd., (Japan)	416,956
2,596	Syngenta AG, (Switzerland) (a)	674,617

		4,885,369

	Construction Materials — 0.1%
43,277	CRH plc, (Ireland)	673,021
6,380	Holcim Ltd., (Switzerland) (a)	338,573
1,300	Texas Industries, Inc.	41,262
2,000	Vulcan Materials Co.	55,120

		1,107,976

	Containers & Packaging — 0.1%
38,955	Crown Holdings, Inc. (a)	1,192,413
6,020	Owens-Illinois, Inc. (a)	91,022

		1,283,435

	Metals & Mining — 0.7%
9,425	Allegheny Technologies, Inc.	348,631
13,500	AngloGold Ashanti Ltd., (South Africa), ADR	558,360
32,600	Barrick Gold Corp., (Canada)	1,521,586
6,166	BHP Billiton Ltd., (Australia)	204,159
267,510	Eastern Platinum Ltd., (Canada) (a)	178,697
28,425	Gabriel Resources Ltd., (Canada) (a)	157,600
39,000	Gold Fields Ltd., (South Africa)	597,368
9,025	Impala Platinum Holdings Ltd., (South Africa)	182,363
1,300	Inmet Mining Corp., (Canada)	55,082
34,215	Newcrest Mining Ltd., (Australia)	1,127,766
28,245	Newmont Mining Corp.	1,776,611
1,800	Nucor Corp.	56,952
178,684	Polyus Gold International Ltd., (United Kingdom), GDR (a)	553,920
8,400	Rio Tinto plc, (United Kingdom)	372,524
9,415	Rio Tinto plc, (United Kingdom), ADR	415,013
784	Royal Gold, Inc.	50,223
861,395	Village Main Reef Ltd., (South Africa) (a)	179,224

		8,336,079

	Total Materials	15,612,859

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.3%
7,165	Cbeyond, Inc. (a)	50,585
19,343	Koninklijke KPN N.V., (Netherlands)	254,767
23,300	KT Corp., (South Korea), ADR	344,374
23,000	Nippon Telegraph & Telephone Corp., (Japan)	1,101,887
181	Swisscom AG, (Switzerland)	73,637
18,000	Tele Norte Leste Participacoes S.A., (Brazil), ADR	171,540
84,500	Telecom Egypt, (Egypt)	207,468
14,300	Telekomunikasi Indonesia Tbk PT, (Indonesia), ADR	472,901
36,860	Telenor ASA, (Norway)	568,500
52,033	Telstra Corp., Ltd., (Australia)	154,966
1,300	TELUS Corp., (Canada)	60,602
3,200	Verizon Communications, Inc.	117,760

		3,578,987

	Wireless Telecommunication Services — 0.2%
9,700	American Tower Corp., Class A (a)	521,860

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Wireless Telecommunication Services — Continued
8,800	SBA Communications Corp., Class A (a)	303,424
39,500	SK Telecom Co., Ltd., (South Korea), ADR	555,765
12,000	Softbank Corp., (Japan)	351,121
60,500	Turkcell Iletisim Hizmetleri AS, (Turkey), ADR (a)	682,440

		2,414,610

	Total Telecommunication Services	5,993,597

	Utilities — 0.6%
	Electric Utilities — 0.4%
53,275	Centrais Eletricas Brasileiras S.A., (Brazil), ADR	622,785
46,775	EDF S.A., (France)	1,354,648
1,400	Edison International	53,550
20,850	Exelon Corp.	888,419
256,800	Federal Hydrogenerating Co., (Russia), ADR	875,589
51,900	Korea Electric Power Corp., (South Korea), ADR (a)	441,150

		4,236,141

	Gas Utilities — 0.1%
149,600	Hong Kong & China Gas Co., Ltd., (Hong Kong)	336,736
31,955	Questar Corp.	565,923

		902,659

	Multi-Utilities — 0.0% (g)
2,700	GDF Suez, (France)	80,222
20,500	National Grid plc, (United Kingdom)	203,196
1,200	PG&E Corp.	50,772

		334,190

	Water Utilities — 0.1%
35,345	American Water Works Co., Inc.	1,066,712

	Total Utilities	6,539,702

	Total Common Stocks (Cost $218,673,077)	199,958,860

Preferred Stocks — 0.1%
	Consumer Discretionary — 0.0% (g)
	Household Durables — 0.0% (g)
6,750	LG Electronics, Inc., (South Korea)	138,859

	Consumer Staples — 0.1%
	Household Products — 0.1%
7,830	Henkel AG & Co. KGaA, (Germany)	416,338

	Information Technology — 0.0% (g)
	Communications Equipment — 0.0% (g)
350	Lucent Technologies Capital Trust I, 7.750%, 03/15/17	288,750

	Total Preferred Stocks (Cost $973,936)	843,947

Investment Companies — 77.9%
	Alternative Assets — 5.0%
1,991,595	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (b)	36,784,762
1,183,766	JPMorgan Realty Income Fund, Institutional Class Shares (b)	10,464,487
63,000	SPDR Gold Shares (a)	9,959,040

	Total Alternative Assets	57,208,289

	Fixed Income — 37.0%
2,257,974	Driehaus Active Income Fund	22,602,321
2,291,281	Eaton Vance Global Macro Absolute Return Fund, Class I	22,546,201
104,300	iShares iBoxx Investment Grade Corporate Bond Fund	11,717,062
3,636,578	JPMorgan Core Bond Fund, Class R6 Shares (b)	43,057,083
4,789,324	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	39,224,559
1,265,823	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	11,911,392
8,560,016	JPMorgan High Yield Fund, Class R6 Shares (b)	64,028,918
4,876,500	JPMorgan Inflation Managed Bond Fund, R6 Class Shares (b)	51,203,252
3,701,500	JPMorgan International Currency Income Fund, Select Class Shares (b)	40,864,560
3,796,741	JPMorgan Multi-Sector Income Fund, Select Class Shares (b)	37,208,059
4,069,121	JPMorgan Short Duration Bond Fund, Class R6 Shares (b)	44,719,645
2,135,143	JPMorgan Total Return Fund, Select Class Shares (b)	22,418,996
1,025,090	Templeton Global Bond Fund	12,967,384

	Total Fixed Income	424,469,432

	International Equity — 9.8%
989,739	Aberdeen Asia-Pacific ex- Japan Equity Institutional Fund	10,134,931
1,169,591	Dreyfus Emerging Markets Debt Local Currency Fund, Class I	15,625,731
1,845,100	iShares MSCI Japan Index Fund	17,454,646
1,093,885	John Hancock Funds II - Emerging Markets Fund, Class I (a)	9,648,062

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — Continued
	International Equity — Continued
868,721	Matthews Pacific Tiger Fund	17,435,231
757,600	Vanguard MSCI Emerging Markets ETF	27,190,264
361,700	Vanguard MSCI European ETF	14,695,871

	Total International Equity	112,184,736

	Money Market — 7.6%
87,238,891	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l)	87,238,891

	Total Money Market

	U.S. Equity — 18.5%
186,000	iShares S&P 500 Growth Index Fund	11,390,640
6,117,353	JPMorgan Equity Income Fund, Select Class Shares (b)	51,263,421
2,983,323	JPMorgan Growth Advantage Fund, Select Class Shares (a) (b)	23,180,420
907,283	JPMorgan Large Cap Growth Fund, Select Class Shares (a) (b)	17,837,193
756,049	JPMorgan Mid Cap Core Fund, Select Class Shares (b)	10,682,969
1,548,217	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	27,914,344
432,000	SPDR S&P 500 ETF Trust	48,889,440
315,900	Vanguard Mid-Cap ETF	20,574,567

	Total U.S. Equity	211,732,994

	Total Investment Companies (Cost $930,266,491)	892,834,342

PRINCIPAL AMOUNT($)
Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
250,000	Group 1 Automotive, Inc., SUB, 2.250%, 06/15/36	243,750

	Textiles, Apparel & Luxury Goods — 0.0% (g)
175,000	Iconix Brand Group, Inc., 1.875%, 06/30/12	171,938

	Total Consumer Discretionary	415,688

	Energy — 0.1%
	Energy Equipment & Services — 0.1%
150,000	Bristow Group, Inc., 3.000%, 06/15/38	149,250
250,000	Hornbeck Offshore Services, Inc., SUB, 1.625%, 11/15/26	236,725

	Total Energy	385,975

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
125,000	Hologic, Inc., SUB, 2.000%, 12/15/37	117,031

	Industrials — 0.0% (g)
	Machinery— 0.0% (g)
200,000	Trinity Industries, Inc., 3.875%, 06/01/36	179,750

	Information Technology — 0.0% (g)
	Computers & Peripherals — 0.0% (g)
100,000	SanDisk Corp., 1.000%, 05/15/13	96,750

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
250,000	Owens-Brockway Glass Container, Inc., 3.000%, 06/01/15 (e)	225,000

	Total Convertible Bonds (Cost $1,521,056)	1,420,194

Corporate Bonds — 2.8%
	Consumer Discretionary — 0.9%
	Auto Components — 0.1%
150,000	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	135,750
175,000	American Axle & Manufacturing, Inc., 7.875%, 03/01/17	164,500
300,000	Dana Holding Corp., 6.750%, 02/15/21	285,000
300,000	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	305,250
125,000	Visteon Corp., 6.750%, 04/15/19 (e)	112,500

		1,003,000

	Hotels, Restaurants & Leisure — 0.2%
375,000	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	362,813
300,000	Boyd Gaming Corp., 9.125%, 12/01/18 (e)	246,750
150,000	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	136,313
300,000	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	279,750
300,000	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	295,500

		1,321,126

	Internet & Catalog Retail — 0.0% (g)
150,000	Affinion Group, Inc., 11.500%, 10/15/15 (f) (i)	117,000

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — 0.4%
300,000	Allbritton Communications Co., 8.000%, 05/15/18	282,000
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 04/30/21	378,000
450,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	445,499
300,000	Cumulus Media, Inc., 7.750%, 05/01/19 (e)	252,750
400,000	DISH DBS Corp., 6.750%, 06/01/21 (e)	382,000
	EH Holding Corp.,
150,000	6.500%, 06/15/19 (e)	144,375
250,000	7.625%, 06/15/21 (e)	240,625
300,000	Gray Television, Inc., 10.500%, 06/29/15	271,500
	Intelsat Jackson Holdings S.A., (Luxembourg),
200,000	7.500%, 04/01/21 (e)	186,000
100,000	9.500%, 06/15/16	101,375
	Intelsat Luxembourg S.A., (Luxembourg),
200,000	11.250%, 02/04/17	173,500
115,000	PIK, 12.500%, 02/04/17 (e)	98,900
375,000	Lamar Media Corp., 6.625%, 08/15/15	369,375
250,000	Production Resource Group, Inc., 8.875%, 05/01/19 (e)	225,625
300,000	Valassis Communications, Inc., 6.625%, 02/01/21	280,500
325,000	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	328,250

		4,160,274

	Specialty Retail — 0.1%
225,000	Michael’s Stores, Inc., 7.750%, 11/01/18	210,375
150,000	Needle Merger Sub Corp., 8.125%, 03/15/19 (e)	130,500
400,000	Penske Automotive Group, Inc., 7.750%, 12/15/16	396,000

		736,875

	Textiles, Apparel & Luxury Goods — 0.1%
450,000	Hanesbrands, Inc., 6.375%, 12/15/20	436,500
235,000	Levi Strauss & Co., 8.875%, 04/01/16	237,350
250,000	Polymer Group, Inc., 7.750%, 02/01/19 (e)	249,375

		923,225

	Total Consumer Discretionary	8,261,500

	Consumer Staples — 0.2%
	Food & Staples Retailing — 0.2%
300,000	Ingles Markets, Inc., 8.875%, 05/15/17	314,250
175,000	Pantry, Inc. (The), 7.750%, 02/15/14	171,500
350,000	Stater Bros. Holdings, Inc., 7.375%, 11/15/18	357,000
	SUPERVALU, Inc.,
300,000	7.500%, 11/15/14	294,000
100,000	8.000%, 05/01/16	94,500
350,000	Susser Holdings LLC/Susser Finance Corp., 8.500%, 05/15/16	364,438
150,000	U.S. Foodservice, 8.500%, 06/30/19 (e)	135,000

		1,730,688

	Food Products — 0.0% (g)
300,000	Del Monte Foods Co., 7.625%, 02/15/19 (e)	253,500
300,000	Michael Foods, Inc., 9.750%, 07/15/18	309,750

		563,250

	Personal Products — 0.0% (g)
400,000	NBTY, Inc., 9.000%, 10/01/18	409,500

	Total Consumer Staples	2,703,438

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
150,000	Basic Energy Services, Inc., 7.750%, 02/15/19 (e)	142,500
350,000	Complete Production Services, Inc., 8.000%, 12/15/16	350,000
225,000	SESI LLC, 6.375%, 05/01/19 (e)	217,125
300,000	Unit Corp., 6.625%, 05/15/21	298,500

		1,008,125

	Oil, Gas & Consumable Fuels — 0.2%
150,000	Alpha Natural Resources, Inc., 6.000%, 06/01/19	139,875
250,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	239,375
225,000	Arch Coal, Inc., 7.000%, 06/15/19 (e)	213,750
400,000	Chaparral Energy, Inc., 8.875%, 02/01/17	388,000
225,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	191,250
350,000	Inergy LP/Inergy Finance Corp., 7.000%, 10/01/18	329,000
300,000	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (e)	276,000

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
300,000	Oasis Petroleum, Inc., 7.250%, 02/01/19 (e)	291,000
300,000	Penn Virginia Corp., 7.250%, 04/15/19	277,500
175,000	Plains Exploration & Production Co., 7.750%, 06/15/15	180,250

		2,526,000

	Total Energy	3,534,125

	Financials — 0.2%
	Capital Markets — 0.0% (g)
225,000	Nuveen Investments, Inc., 10.500%, 11/15/15	207,563

	Consumer Finance — 0.1%
250,000	Ally Financial, Inc., 7.500%, 09/15/20	226,250
	Ford Motor Credit Co. LLC,
300,000	5.000%, 05/15/18	289,774
200,000	5.875%, 08/02/21	198,937

		714,961

	Diversified Financial Services — 0.1%
350,000	CIT Group, Inc., 7.000%, 05/02/16 (e)	339,500
370,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.250%, 04/01/15	367,225

		706,725

	Real Estate Investment Trusts (REITs) — 0.0% (g)
225,000	Felcor Lodging LP, 6.750%, 06/01/19 (e)	201,375
225,000	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21 (e)	213,750

		415,125

	Total Financials	2,044,374

	Health Care — 0.2%
	Health Care Equipment & Supplies — 0.1%
350,000	Alere, Inc., 7.875%, 02/01/16 (f) (i)	330,750
450,000	Biomet, Inc., 11.625%, 10/15/17	466,875
225,000	DJO Finance LLC/DJO Finance Corp., 7.750%, 04/15/18 (e)	192,375

		990,000

	Health Care Providers & Services — 0.1%
425,000	DaVita, Inc., 6.625%, 11/01/20	408,000
450,000	HCA Holdings, Inc., 7.750%, 05/15/21 (e)	421,875
200,000	Tenet Healthcare Corp., 8.000%, 08/01/20	181,500
400,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	367,000

		1,378,375

	Pharmaceuticals — 0.0% (g)
225,000	Valeant Pharmaceuticals International, 6.750%, 10/01/17 (e)	207,281

	Total Health Care	2,575,656

	Industrials — 0.3%
	Aerospace & Defense — 0.0% (g)
225,000	Huntington Ingalls Industries, Inc., 7.125%, 03/15/21 (e)	208,688

	Air Freight & Logistics — 0.0% (g)
300,000	AMGH Merger Sub, Inc., 9.250%, 11/01/18 (e)	300,000

	Building Products — 0.0% (g)
200,000	USG Corp., 9.750%, 01/15/18	160,750

	Commercial Services & Supplies — 0.2%
300,000	ARAMARK Corp., 8.500%, 02/01/15	303,750
300,000	ARAMARK Holdings Corp., PIK, 8.625%, 05/01/16 (e)	295,500
350,000	Geo Group, Inc. (The), 6.625%, 02/15/21	336,000
	Iron Mountain, Inc.,
300,000	6.625%, 01/01/16	298,500
225,000	8.000%, 06/15/20	226,125
300,000	R.R. Donnelley & Sons Co., 7.250%, 05/15/18	271,125

		1,731,000

	Machinery — 0.0% (g)
150,000	Meritor, Inc., 8.125%, 09/15/15	132,750

	Professional Services — 0.0% (g)
300,000	FTI Consulting, Inc., 6.750%, 10/01/20	289,500

	Road & Rail — 0.1%
225,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	205,875
400,000	Hertz Corp. (The), 6.750%, 04/15/19	363,000
250,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21	216,250

		785,125

	Total Industrials	3,607,813

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
200,000	Avaya, Inc., 9.750%, 11/01/15	146,000
350,000	CommScope, Inc., 8.250%, 01/15/19 (e)	341,250

		487,250

	Electronic Equipment, Instruments & Components — 0.0% (g)
300,000	Sanmina-SCI Corp., 7.000%, 05/15/19 (e)	264,000

	Internet Software & Services — 0.0% (g)

375,000	Equinix, Inc., 7.000%, 07/15/21	373,594

	IT Services — 0.1% (g)
	SunGard Data Systems, Inc.,
475,000	7.625%, 11/15/20	441,750
100,000	10.250%, 08/15/15	101,000

		542,750

	Semiconductors & Semiconductor Equipment — 0.1%
425,000	Advanced Micro Devices, Inc., 7.750%, 08/01/20	416,500
350,000	MEMC Electronic Materials, Inc., 7.750%, 04/01/19 (e)	299,250
400,000	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	380,000

		1,095,750

	Software — 0.0% (g)
300,000	MedAssets, Inc., 8.000%, 11/15/18 (e)	285,750

	Total Information Technology	3,049,094

	Materials — 0.1%
	Chemicals — 0.0% (g)
225,000	Ferro Corp., 7.875%, 08/15/18	225,000
250,000	Huntsman International LLC, 5.500%, 06/30/16	233,125

		458,125

	Containers & Packaging — 0.1%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
100,000	7.125%, 04/15/19 (e)	93,000
150,000	8.750%, 10/15/16 (e)	150,375
150,000	9.000%, 05/15/18 (e)	126,750
300,000	Sealed Air Corp., 8.125%, 09/15/19 (e)	303,000

		673,125

	Metals & Mining — 0.0% (g)
200,000	JMC Steel Group, 8.250%, 03/15/18 (e)	188,000

	Paper & Forest Products — 0.0% (g)
300,000	Sappi Papier Holding GmbH, (Austria), 6.625%, 04/15/21 (e) (f) (i)	255,000

	Total Materials	1,574,250

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.2%
475,000	Frontier Communications Corp., 8.500%, 04/15/20	460,750
300,000	GCI, Inc., 6.750%, 06/01/21	282,750
250,000	PAETEC Holding Corp., 9.875%, 12/01/18	261,875
400,000	West Corp., 7.875%, 01/15/19	376,000
625,000	Windstream Corp., 7.750%, 10/15/20	609,375

		1,990,750

	Wireless Telecommunication Services — 0.1%
300,000	Buccaneer Merger Sub, Inc., 9.125%, 01/15/19 (e)	294,000
150,000	Nextel Communications, Inc., Series D, 7.375%, 08/01/15	142,125
225,000	Sprint Nextel Corp., 6.000%, 12/01/16	193,500

		629,625

	Total Telecommunication Services	2,620,375

	Utilities — 0.1%
	Gas Utilities — 0.0% (g)
300,000	Copano Energy LLC/Copano Energy Finance Corp.,
	7.125%, 04/01/21	293,250
225,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	226,125

		519,375

	Independent Power Producers & Energy Traders — 0.1%
225,000	AES Corp. (The), 7.375%, 07/01/21 (e)	212,625
300,000	Calpine Corp., 7.500%, 02/15/21 (e)	286,500
100,000	GenOn Americas Generation LLC, 8.500%, 10/01/21	86,000
300,000	GenOn Energy, Inc., 7.875%, 06/15/17	276,000
	NRG Energy, Inc.,
150,000	7.875%, 05/15/21 (e)	137,250
200,000	8.250%, 09/01/20	189,000

		1,187,375

	Total Utilities	1,706,750

	Total Corporate Bonds (Cost $34,050,992)	31,677,375

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Structured Notes — 1.9%
	U.S. Equity — 0.9%
12,000,000	Barclays Bank plc, Return Enhanced Notes, Linked to the S&P 500 Index, maximum return of 20.000%, due 12/30/11 (a)	10,414,800
	Alternative Assets — 1.0%
18,000,000	HSBC USA, Inc., Return Enhanced Notes, Linked to the U.S. Dollar-Adjusted Return of the Hang Seng China Enterprises Index, maximun return of 19.500%, due 10/19/11 (a)	11,520,000

	Total Structured Notes (Cost $30,000,000)	21,934,800

Loan Participations & Assignments — 0.0% (g)
Consumer Discretionary — 0.0% (g)
Hotel, Restaurants & Leisure — 0.0% (g)
500,000	MGM Resorts, Class E Term Loan, 7.000%, 12/08/11	470,249
Financials — 0.0% (g)
Capital Markets — 0.0% (g)
	Nuveen Investments, Extended Term Loan,
100,536	5.753%, 10/28/11	92,845
13,482	5.808%, 11/25/11	12,450
135,982	5.859%, 12/30/11	125,580

	Total Financials	230,875

Industrials — 0.0% (g)
Commercial Services & Supplies — 0.0% (g)
249,372	Brickman Group, Term Loan B, 7.250%, 10/31/11	245,008
	Total Loan Participations and Assignments (Cost $986,215)	946,132

	Total Investments — 100.2% (Cost $1,216,471,767)	1,149,615,650
	Liabilities in Excess of Other Assets — (0.2)%	(2,456,036)

	NET ASSETS — 100.0%	$1,147,159,614

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	— American Depositary Receipt
CVA	— Dutch Certification
ETF	— Exchange Traded Fund
FDR	— Fiduciary Depositary Receipt
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
PIK	— Payment-In-Kind
SPDR	— Standard & Poor’s Depository Receipts
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2011.
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—     Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—     Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The portfolio owns fair valued securities with a value of approximately $768,080 which amounts of 0.1% of total investments.

(g)	— Amount rounds to less than 0.1%.
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of September 30, 2011

The value and percentage, based on total investments, of the investments that apply fair valuation policy for the international investments are approximately $56,524,652 and 6.8%, respectively

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,355,286
Aggregate gross unrealized depreciation	(82,211,403)

Net unrealized appreciation/depreciation	$(66,856,117)

Federal income tax cost of investments	$1,216,471,767

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$17,531,200	$6,803,616	$65,330	$24,400,146
Consumer Staples	10,894,866	14,394,610	—	25,289,476
Energy	15,089,916	4,155,826	—	19,245,742
Financials	13,765,410	6,689,596	—	20,455,006
Health Care	16,472,287	8,140,330	—	24,612,617
Industrials	17,435,706	11,941,752	—	29,377,458
Information Technology	22,758,674	5,673,583	—	28,432,257
Materials	8,112,979	7,499,880	—	15,612,859
Telecommunication Services	1,054,231	4,939,366	—	5,993,597
Utilities	2,625,376	3,914,326	—	6,539,702

Total Common Stocks	125,740,645	74,152,885	65,330	199,958,860

Preferred Stocks
Consumer Discretionary	—	138,859	—	138,859
Consumer Staples	—	416,338	—	416,338
Information Technology	—	288,750	—	288,750

Total Preferred Stocks	—	843,947	—	843,947

Debt Securities
Convertible Bonds
Consumer Discretionary	—	415,688	—	415,688
Energy	—	385,975	—	385,975
Health Care	—	117,031	—	117,031
Industrials	—	179,750	—	179,750
Information Technology	—	96,750	—	96,750
Materials	—	225,000	—	225,000

Total Convertible Bonds	—	1,420,194	—	1,420,194

Corporate Bonds
Consumer Discretionary	—	8,144,500	117,000	8,261,500
Consumer Staples	—	2,703,438	—	2,703,438
Energy	—	3,534,125	—	3,534,125
Financials	—	2,044,374	—	2,044,374
Health Care	—	2,244,906	330,750	2,575,656
Industrials	—	3,607,813	—	3,607,813
Information Technology	—	3,049,094	—	3,049,094
Materials	—	1,319,250	255,000	1,574,250
Telecommunication Services	—	2,620,375	—	2,620,375
Utilities	—	1,706,750	—	1,706,750

Total Corporate Bonds	—	30,974,625	702,750	31,677,375

Loan Participations & Assignments
Consumer Discretionary	—	470,249	—	470,249
Financials	—	230,875	—	230,875
Industrials	—	245,008	—	245,008

Total Loan Participations & Assignments	—	946,132	—	946,132

Investment Companies	892,834,342	—	—	892,834,342
Structured Notes	—	21,934,800	—	21,934,800

Total Investments in Securities	$1,018,574,987	$130,272,583	$768,080	$1,149,615,650

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 6/30/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization/ (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/11
Investments in Securities
Common Stocks - Consumer Discretionary	$—	$—	$—	$—	$—	$—	$65,330	$—	$65,330
Corporate Bonds - Consumer Discretionary	—	—	—	—	—	—	117,000	—	117,000
Corporate Bonds - Healthcare	—	—	—	—	—	—	330,750	—	330,750
Corporate Bonds - Materials	—	—	—	—	—	—	255,000	—	255,000

Total	$—	$—	$—	$—	$—	$—	$768,080	$—	$768,080

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

There were no change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2011, which were valued using significant unobservable inputs (Level 3).

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 20.4%
	Consumer Discretionary — 2.4%
	Auto Components — 0.1%
9,669	BorgWarner, Inc. (a)	585,264
1,200	Denso Corp., (Japan)	38,577
11,571	Visteon Corp. (a)	497,553

		1,121,394

	Automobiles — 0.1%
1,787	Bayerische Motoren Werke AG, (Germany)	118,051
13,500	Suzuki Motor Corp., (Japan)	297,581
7,200	Toyota Motor Corp., (Japan)	246,810
7,772	Winnebago Industries, Inc. (a)	53,782

		716,224

	Distributors — 0.0% (g)
100,000	Li & Fung Ltd., (Hong Kong)	166,858
4,500	Pool Corp.	117,810

		284,668

	Diversified Consumer Services — 0.0% (g)
2,092	Coinstar, Inc. (a)	83,680
9,813	Grand Canyon Education, Inc. (a)	158,480
600	Strayer Education, Inc.	46,002

		288,162

	Hotels, Restaurants & Leisure — 0.3%
10,730	Accor S.A., (France)	285,720
3,718	BJ’s Restaurants, Inc. (a)	164,001
25,505	Carnival Corp.	772,801
5,060	Ctrip.com International Ltd., (China), ADR (a)	162,730
2,500	International Game Technology	36,325
300	McDonald’s Corp.	26,346
18,350	OPAP S.A., (Greece)	185,080
3,040	Red Robin Gourmet Burgers, Inc. (a)	73,234
22,000	Shangri-La Asia Ltd., (Hong Kong)	42,063
10,149	Starwood Hotels & Resorts Worldwide, Inc.	393,983
9,661	Texas Roadhouse, Inc.	127,718
2,910	Wynn Resorts Ltd.	334,883

		2,604,884

	Household Durables — 0.1%
6,720	D.R. Horton, Inc.	60,749
3,731	Harman International Industries, Inc.	106,632
4,270	Lennar Corp., Class A	57,816
110	NVR, Inc. (a)	66,438
52,747	Oriental Weavers Co., (Egypt)	265,263
400	Tempur-Pedic International, Inc. (a)	21,044
3,700	Toll Brothers, Inc. (a)	53,391

		631,333

	Internet & Catalog Retail — 0.1%
2,400	Amazon.com, Inc. (a)	518,952
21,970	Ocado Group plc, (United Kingdom) (a)	32,263

		551,215

	Leisure Equipment & Products — 0.0% (g)
1,200	Hasbro, Inc.	39,132
3,200	Sankyo Co., Ltd., (Japan)	173,153

		212,285

	Media — 1.1%
8,240	AMC Networks, Inc., Class A (a)	263,268
26,740	Cinemark Holdings, Inc.	504,851
13,500	Comcast Corp., Class A	282,150
10,340	Discovery Communications, Inc., Class A (a)	388,991
5,800	Discovery Communications, Inc., Class C (a)	203,870
2,200	DreamWorks Animation SKG, Inc., Class A (a)	39,996
17,197	E.W. Scripps Co., Class A (a)	120,379
25,990	Grupo Televisa S.A.B., (Mexico), ADR	477,956
7,510	Imax Corp., (Canada) (a)	108,745
78,099	Interpublic Group of Cos., Inc. (The)	562,313
7,710	Liberty Global, Inc., Class A (a)	278,948
22,025	McGraw-Hill Cos., Inc. (The)	903,025
33,480	Mediaset S.p.A., (Italy)	105,449
3,408	Morningstar, Inc.	192,348
4,600	National CineMedia, Inc.	66,746
3,900	New York Times Co. (The), Class A (a)	22,659
22,140	News Corp., Class A	342,506
22,200	Omnicom Group, Inc.	817,848
17,110	Reed Elsevier plc, (United Kingdom)	130,994
8,195	Regal Entertainment Group, Class A	96,209
3,300	Scripps Networks Interactive, Inc., Class A	122,661
3,500	SES S.A. FDR, (Luxembourg)	85,174
33,340	Societe Television Francaise 1, (France)	414,485
10,000	Television Broadcasts Ltd., (Hong Kong)	54,549
1,300	Time Warner Cable, Inc.	81,471
48,250	Time Warner, Inc.	1,446,052
195	TV Asahi Corp., (Japan)	316,103
27,420	Virgin Media, Inc.	667,677
32,750	Walt Disney Co. (The)	987,740
740	Washington Post Co. (The), Class B	241,958

		10,327,121

	Multiline Retail — 0.1%
65,430	Marks & Spencer Group plc, (United Kingdom)	318,614

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Multiline Retail — Continued
30,235	Marks & Spencer Group plc, (United Kingdom), ADR	289,954
1,100	Nordstrom, Inc.	50,248
4,400	Target Corp.	215,776

		874,592

	Specialty Retail — 0.4%
6,964	Aaron’s, Inc.	175,841
40,375	Best Buy Co., Inc.	940,738
9,490	Dick’s Sporting Goods, Inc. (a)	317,535
98,200	Dixons Retail plc, (United Kingdom) (a)	17,499
6,199	Hennes & Mauritz AB, (Sweden), Class B	185,610
6,100	Home Depot, Inc.	200,507
1,750	O’Reilly Automotive, Inc. (a)	116,603
75,350	Staples, Inc.	1,002,154
4,850	Tiffany & Co.	294,977
4,400	Urban Outfitters, Inc. (a)	98,208

		3,349,672

	Textiles, Apparel & Luxury Goods — 0.1%
3,770	Adidas AG, (Germany)	229,427
755,000	China Hongxing Sports Ltd., (China) (a)(f)(i)	66,385
1,377	Cie Financiere Richemont S.A., (Switzerland), Class A	61,339
3,400	Coach, Inc.	176,222
2,500	Hanesbrands, Inc. (a)	62,525
500	NIKE, Inc., Class B	42,755

		638,653

	Total Consumer Discretionary	21,600,203

	Consumer Staples — 2.4%
	Beverages — 0.5%
7,800	Anheuser-Busch InBev N.V., (Belgium)	414,017
12,020	Coca-Cola Co. (The)	812,071
7,800	Diageo plc, (United Kingdom)	148,720
17,970	Diageo plc, (United Kingdom), ADR	1,364,462
6,270	Heineken N.V., (Netherlands)	281,744
8,946	PepsiCo, Inc.	553,757
2,651	Pernod-Ricard S.A., (France)	207,554

		3,782,325

	Food & Staples Retailing — 0.7%
14,600	Carrefour S.A., (France)	332,471
775	Costco Wholesale Corp.	63,643
14,600	Distribuidora Internacional de Alimentacion S.A., (Spain) (a)	58,133
36,560	Koninklijke Ahold N.V., (Netherlands)	429,952
18,910	Kroger Co. (The)	415,264
22,095	Safeway, Inc.	367,440
44,450	Sysco Corp.	1,151,255
140,340	Tesco plc, (United Kingdom)	822,052
3,801	United Natural Foods, Inc. (a)	140,789
39,430	Wal-Mart Stores, Inc.	2,046,417
1,100	Whole Foods Market, Inc.	71,841

		5,899,257

	Food Products — 0.9%
10,000	Ajinomoto Co., Inc., (Japan)	118,129
2,750	Archer-Daniels-Midland Co.	68,228
10,384	Bunge Ltd.	605,283
13,618	Danone, (France)	837,143
15,210	General Mills, Inc.	585,129
6,660	H.J. Heinz Co.	336,197
2,000	Hershey Co. (The)	118,480
28,535	Kraft Foods, Inc., Class A	958,205
757,000	Marine Harvest ASA, (Norway)	329,912
16,918	Nestle S.A., (Switzerland)	931,382
22,275	Nestle S.A., (Switzerland), ADR	1,227,354
22,000	Tingyi Cayman Islands Holding Corp., (China)	53,928
3,222	TreeHouse Foods, Inc. (a)	199,248
22,265	Unilever N.V., (Netherlands)	701,125
22,370	Unilever plc, (United Kingdom), ADR	697,720

		7,767,463

	Household Products — 0.2%
2,300	Church & Dwight Co., Inc.	101,660
1,050	Colgate-Palmolive Co.	93,114
13,925	Kimberly-Clark Corp.	988,814
5,290	Reckitt Benckiser Group plc, (United Kingdom)	268,034

		1,451,622

	Personal Products — 0.1%
5,875	Avon Products, Inc.	115,150
4,780	Beiersdorf AG, (Germany)	255,775
2,400	Herbalife Ltd., (Cayman Islands)	128,640
2,500	L’Oreal S.A., (France)	243,882

		743,447

	Tobacco — 0.0% (g)
2,213	Imperial Tobacco Group plc, (United Kingdom)	74,683
2,700	Philip Morris International, Inc.	168,426

		243,109

	Total Consumer Staples	19,887,223

	Energy — 1.8%
	Energy Equipment & Services — 0.5%
4,083	Atwood Oceanics, Inc. (a)	140,292
11,000	Baker Hughes, Inc.	507,760
17,803	Cameron International Corp. (a)	739,537
16,310	Cie Generale de Geophysique- Veritas, (France) (a)	287,277

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
2,300	Complete Production Services, Inc. (a)	43,355
850	Core Laboratories N.V., (Netherlands)	76,356
1,200	Dril-Quip, Inc. (a)	64,692
1,568	Fugro N.V. CVA, (Netherlands)	79,076
5,295	Global Geophysical Services, Inc. (a)	42,201
3,100	Halliburton Co.	94,612
1,400	Oil States International, Inc. (a)	71,288
9,930	Petroleum Geo-Services ASA, (Norway) (a)	99,833
13,587	Precision Drilling Corp., (Canada) (a)	112,636
21,270	Schlumberger Ltd.	1,270,456
3,438	Seadrill Ltd., (Bermuda)	94,945
13,140	Trican Well Service Ltd., (Canada)	186,335
34,130	Weatherford International Ltd., (Switzerland) (a)	416,727

		4,327,378

	Oil, Gas & Consumable Fuels — 1.3%
4,295	Apache Corp.	344,631
26,650	Bankers Petroleum Ltd., (Canada) (a)	89,011
19,400	BG Group plc, (United Kingdom)	371,289
3,514	Bill Barrett Corp. (a)	127,347
75,130	Cameco Corp., (Canada)	1,376,447
12,800	Cenovus Energy, Inc., (Canada)	394,124
1,700	Chevron Corp.	157,284
1,000	Cimarex Energy Co.	55,700
8,701	Comstock Resources, Inc. (a)	134,517
1,400	Concho Resources, Inc. (a)	99,596
10,608	ConocoPhillips	671,699
2,385	Contango Oil & Gas Co. (a)	130,483
6,200	Denbury Resources, Inc. (a)	71,300
16,575	Devon Energy Corp.	918,918
13,600	Encana Corp., (Canada)	261,773
11,650	Enterprise Products Partners LP	467,748
67,500	ERG S.p.A., (Italy)	749,908
72,350	Gazprom OAO, (Russia), ADR	692,589
12,480	Hess Corp.	654,701
23,270	Kinder Morgan, Inc.	602,460
11,905	Magellan Midstream Partners LP	719,062
263,000	Medco Energi Internasional Tbk PT, (Indonesia)	63,564
8,600	Nexen, Inc., (Canada)	133,214
3,400	Niko Resources Ltd., (Canada)	140,069
2,500	Noble Energy, Inc.	177,000
5,575	Occidental Petroleum Corp.	398,613
2,919	Overseas Shipholding Group, Inc.	40,107
5,300	Pengrowth Energy Corp., (Canada)	47,897
1,300	Reliance Industries Ltd., (India), GDR (e)	42,914
7,850	Royal Dutch Shell plc, (Netherlands), ADR	482,932
21,800	Statoil ASA, (Norway), ADR	469,790
21,200	Talisman Energy, Inc., (Canada)	260,574
2,100	Whiting Petroleum Corp. (a)	73,668
7,650	Williams Cos., Inc. (The)	186,201

		11,607,130

	Total Energy	15,934,508

	Financials — 2.2%
	Capital Markets — 0.5%
64,960	Bank of New York Mellon Corp. (The)	1,207,605
49,520	Charles Schwab Corp. (The)	558,090
155,000	Daiwa Securities Group, Inc., (Japan)	578,810
55,500	Egyptian Financial Group-Hermes Holding, (Egypt) (a)	154,777
3,550	Goldman Sachs Group, Inc. (The)	335,653
1,900	Invesco Ltd.	29,469
3,000	Lazard Ltd., (Bermuda), Class A	63,300
10,110	State Street Corp.	325,138
7,297	Stifel Financial Corp. (a)	193,808
61,075	Uranium Participation Corp., (Canada) (a)	330,466

		3,777,116

	Commercial Banks — 0.5%
39,000	77 Bank Ltd. (The), (Japan)	177,505
38,600	Banco Santander S.A., (Spain)	315,590
16,800	Bangkok Bank PCL, (Thailand)	79,447
213,416	Bank of China Ltd., (China), Class H	65,993
26,600	Bank of East Asia Ltd., (Hong Kong)	81,696
9,988	Bank of the Ozarks, Inc.	209,049
3,940	BNP Paribas S.A., (France)	155,325
13,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	27,486
21,300	Comerica, Inc.	489,261
13,688	DBS Group Holdings Ltd., (Singapore)	122,741
10,837	East West Bancorp, Inc.	161,580
14,965	First Republic Bank (a)	346,589
5,144	Glacier Bancorp, Inc.	48,199

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Banks — Continued
2,000	HDFC Bank Ltd., (India), ADR	58,300
68,721	HSBC Holdings plc, (United Kingdom)	526,355
3,235	Iberiabank Corp.	152,239
4,800	ICICI Bank Ltd., (India), ADR	166,656
10,825	Standard Chartered plc, (United Kingdom)	215,969
164,130	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	543,252
4,510	UMB Financial Corp.	144,681

		4,087,913

	Consumer Finance — 0.2%
22,790	American Express Co.	1,023,271
20,400	Discover Financial Services	467,976

		1,491,247

	Diversified Financial Services — 0.2%
19,318	Citigroup, Inc.	494,927
2,140	CME Group, Inc.	527,296
8,220	Deutsche Boerse AG, (Germany) (a)	415,731
15,000	Guoco Group Ltd., (Hong Kong)	137,773
5,500	NASDAQ OMX Group, Inc. (The) (a)	127,270

		1,702,997

	Insurance — 0.7%
1,600	Aflac, Inc.	55,920
79,800	AIA Group Ltd., (Hong Kong)	225,989
1,300	Allstate Corp. (The)	30,797
49,575	American International Group, Inc. (a)	1,088,170
800	Aon Corp.	33,584
4,600	Assured Guaranty Ltd., (Bermuda)	50,554
9,400	Axis Capital Holdings Ltd., (Bermuda)	243,836
13,925	Berkshire Hathaway, Inc., Class B (a)	989,232
5,024	Endurance Specialty Holdings Ltd., (Bermuda)	171,570
21,490	Mapfre S.A., (Spain)	66,357
5,025	Marsh & McLennan Cos., Inc.	133,364
24,600	MS&AD Insurance Group Holdings, (Japan)	535,239
48,475	Old Republic International Corp.	432,397
5,000	Progressive Corp. (The)	88,800
3,800	RenaissanceRe Holdings Ltd., (Bermuda)	242,440
1,754	Sampo OYJ, (Finland), Class A	44,056
23,920	Symetra Financial Corp.	194,948
10,410	Transatlantic Holdings, Inc.	505,093
17,950	Willis Group Holdings plc, (United Kingdom)	616,942

		5,749,288

	Real Estate Investment Trusts (REITs) — 0.1%
810	Alexandria Real Estate Equities, Inc.	49,726
3,290	BioMed Realty Trust, Inc.	54,515
12,061	Colonial Properties Trust	219,029
1,610	Corporate Office Properties Trust	35,066
1,040	Digital Realty Trust, Inc.	57,366
2,460	DuPont Fabros Technology, Inc.	48,437
8,640	LaSalle Hotel Properties	165,888

		630,027

	Real Estate Management & Development — 0.0% (g)
800	Jones Lang LaSalle, Inc.	41,448
10,411	Solidere, (Lebanon), GDR (e)	158,036
8,000	Sun Hung Kai Properties Ltd., (Hong Kong)	91,776
4,500	Swire Pacific Ltd., (Hong Kong), Class A	46,237
6,000	Wharf Holdings Ltd., (Hong Kong)	29,602

		367,099

	Total Financials	17,805,687

	Health Care — 2.5%
	Biotechnology — 0.3%
9,200	Actelion Ltd., (Switzerland) (a)	305,639
11,750	BioMarin Pharmaceutical, Inc. (a)	374,473
6,124	Celgene Corp. (a)	379,198
3,000	Dendreon Corp. (a)	27,000
18,978	Gilead Sciences, Inc. (a)	736,346
21,802	Human Genome Sciences, Inc. (a)	276,667
100	Pharmasset, Inc. (a)	8,237
16,900	Seattle Genetics, Inc. (a)	322,114
1,855	United Therapeutics Corp. (a)	69,544

		2,499,218

	Health Care Equipment & Supplies — 0.7%
22,150	Alere, Inc. (a)	435,248
3,461	Analogic Corp.	157,164
8,750	Becton, Dickinson & Co.	641,550
96,280	Boston Scientific Corp. (a)	569,015
2,100	Cie Generale d’Optique Essilor International S.A., (France)	151,017
5,520	Cochlear Ltd., (Australia)	244,700
17,825	Covidien plc, (Ireland)	786,083
17,495	Gen-Probe, Inc. (a)	1,001,589

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Equipment & Supplies — Continued
9,150	Getinge AB, (Sweden), Class B	199,666
5,800	Hologic, Inc. (a)	88,218
9,810	Medtronic, Inc.	326,084
15,100	Mindray Medical International Ltd., (China), ADR	356,511
935	Sonova Holding AG, (Switzerland) (a)	84,837
960	Straumann Holding AG, (Switzerland)	150,215
3,000	Sysmex Corp., (Japan)	107,938
10,472	Teleflex, Inc.	563,079
6,170	Volcano Corp. (a)	182,817

		6,045,731

	Health Care Providers & Services — 0.4%
640	AMERIGROUP Corp. (a)	24,966
25,150	AmerisourceBergen Corp.	937,340
2,700	BML, Inc., (Japan)	69,599
5,900	DaVita, Inc. (a)	369,753
23,561	Health Management Associates, Inc., Class A (a)	163,042
29,345	HealthSouth Corp. (a)	438,121
7,500	Profarma Distribuidora de Produtos Farmaceuticos S.A., (Brazil)	39,888
64,680	Sonic Healthcare Ltd., (Australia)	706,968
4,400	UnitedHealth Group, Inc.	202,928

		2,952,605

	Health Care Technology — 0.2%
7,780	Allscripts Healthcare
	Solutions, Inc. (a)	140,196
4,285	athenahealth, Inc. (a)	255,172
17,830	Cerner Corp. (a)	1,221,711
1,781	Quality Systems, Inc.	172,757
1,300	SXC Health Solutions Corp. (a)	72,410

		1,862,246

	Life Sciences Tools & Services — 0.2%
11,440	Lonza Group AG, (Switzerland) (a)	689,308
650	Mettler-Toledo International, Inc. (a)	90,974
17,150	QIAGEN N.V., (Netherlands) (a)	238,196
2,690	Waters Corp. (a)	203,068
5,710	WuXi PharmaTech Cayman, Inc., (China), ADR (a)	66,464

		1,288,010

	Pharmaceuticals — 0.7%
3,800	Allergan, Inc.	313,044
2,695	Bayer AG, (Germany)	148,720
12,005	Bayer AG, (Germany), ADR	657,994
2,575	Bristol-Myers Squibb Co.	80,804
1,925	Egis Gyogyszergyar Nyrt, (Hungary)	129,425
35,900	Eli Lilly & Co.	1,327,224
19,200	GlaxoSmithKline plc, ADR	792,768
10,385	Johnson & Johnson	661,628
2,357	Novartis AG, (Switzerland)	131,666
6,285	Novartis AG, (Switzerland), ADR	350,514
1,800	Novo Nordisk A/S, (Denmark), Class B	179,522
263	Roche Holding AG, (Switzerland)	42,478
17,600	Shire plc, (Ireland)	548,849
1,500	Shire plc, (Ireland), ADR	140,895
210,000	United Laboratories International Holdings Ltd. (The), (Hong Kong)	159,244
15,261	Valeant Pharmaceuticals International, Inc., (Canada)	566,488

		6,231,263

	Total Health Care	20,879,073

	Industrials — 3.1%
	Aerospace & Defense — 0.4%
4,862	Aerovironment, Inc. (a)	136,865
900	Boeing Co. (The)	54,459
6,150	CAE, Inc., (Canada)	57,691
20,675	DigitalGlobe, Inc. (a)	401,715
9,420	European Aeronautic Defence and Space Co., N.V., (Netherlands)	264,786
10,150	Finmeccanica S.p.A., (Italy)	70,230
16,671	Lockheed Martin Corp.	1,210,981
1,600	Rockwell Collins, Inc.	84,416
29,325	Spirit Aerosystems Holdings, Inc., Class A (a)	467,734
21,400	Thales S.A., (France)	668,910
3,500	United Technologies Corp.	246,260

		3,664,047

	Air Freight & Logistics — 0.4%
1,700	C.H. Robinson Worldwide, Inc.	116,399
800	Expeditors International of Washington, Inc.	32,440
14,997	FedEx Corp.	1,014,997
5,466	Forward Air Corp.	139,110
35,101	PostNL N.V., (Netherlands)	153,539
33,356	TNT Express N.V., (Netherlands)	233,230
26,180	United Parcel Service, Inc., Class B	1,653,267

		3,342,982

	Airlines — 0.2%
26,590	Ryanair Holdings plc, (Ireland), ADR (a)	684,693
88,040	Southwest Airlines Co.	707,842

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Airlines — Continued
39,630	U.S. Airways Group, Inc. (a)	217,965
12,780	United Continental Holdings, Inc. (a)	247,676

		1,858,176

	Commercial Services & Supplies — 0.2%
21,600	Cintas Corp.	607,824
57,800	Downer EDI Ltd., (Australia) (a)	158,202
3,600	Iron Mountain, Inc.	113,832
25,395	Republic Services, Inc.	712,584
43,000	Toppan Printing Co., Ltd., (Japan)	313,182

		1,905,624

	Construction & Engineering — 0.1%
4,873	Bouygues S.A., (France)	161,206
5,170	Chicago Bridge & Iron Co., N.V., (Netherlands), ADR,	148,017
4,000	JGC Corp., (Japan)	97,817
820	Layne Christensen Co. (a)	18,942
17,980	Quanta Services, Inc. (a)	337,844
7,800	Shaw Group, Inc. (The) (a)	169,572
3,600	URS Corp. (a)	106,776

		1,040,174

	Electrical Equipment — 0.3%
12,260	ABB Ltd., (Switzerland), ADR (a)	209,401
3,300	AMETEK, Inc.	108,801
9,800	Areva S.A., (France) (a)	311,499
3,700	Cooper Industries plc	170,644
2,600	Emerson Electric Co.	107,406
4,052	Franklin Electric Co., Inc.	147,007
16,300	Futaba Corp./Chiba, (Japan)	334,546
40,463	GrafTech International Ltd. (a)	513,879
1,760	Nexans S.A., (France)	101,847
10,370	Prysmian S.p.A., (Italy)	136,235
3,750	Rockwell Automation, Inc.	210,000
3,650	Schneider Electric S.A., (France)	195,332

		2,546,597

	Industrial Conglomerates — 0.2%
17,400	3M Co.	1,249,145
3,250	Danaher Corp.	136,305
6,500	General Electric Co.	99,060
281	Siemens AG, (Germany)	25,282
8,638	Tyco International Ltd., (Switzerland)	351,999

		1,861,791

	Machinery — 0.5%
551	Andritz AG, (Austria)	44,861
900	Caterpillar, Inc.	66,456
8,035	Colfax Corp. (a)	162,789
4,486	ESCO Technologies, Inc.	114,393
1,500	FANUC Corp., (Japan)	206,619
4,050	Flowserve Corp.	299,700
2,300	Illinois Tool Works, Inc.	95,680
17,925	Ingersoll-Rand plc, (Ireland)	503,514
80,000	Japan Steel Works Ltd. (The), (Japan)	477,196
15,400	Kurita Water Industries Ltd., (Japan)	431,709
13,980	Organo Corp., (Japan)	108,282
10,840	Pall Corp.	459,616
1,200	Parker Hannifin Corp.	75,756
1,500	SMC Corp., (Japan)	219,243
1,400	SPX Corp.	63,434
2,300	Stanley Black & Decker, Inc.	112,930
2,390	Terex Corp. (a)	24,521
1,900	WABCO Holdings, Inc. (a)	71,934
3,145	Wabtec Corp.	166,276
3,310	Westport Innovations, Inc., (Canada) (a)	95,758

		3,800,667

	Marine — 0.1%
1,270	D/S Norden, (Denmark)	34,956
4,280	Diana Shipping, Inc., (Greece) (a)	31,758
75,000	Pacific Basin Shipping Ltd., (Hong Kong)	28,973
26,914	Stolt-Nielsen Ltd., (United Kingdom)	497,384

		593,071

	Professional Services — 0.2%
4,390	Adecco S.A., (Switzerland) (a)	173,030
4,650	Advisory Board Co. (The) (a)	300,064
5,371	Corporate Executive Board Co. (The)	160,056
1,700	IHS, Inc., Class A (a)	127,177
1,800	Manpower, Inc.	60,516
11,325	Nielsen Holdings N.V. (a)	295,356
6,110	Randstad Holding N.V., (Netherlands)	194,791

		1,310,990

	Road & Rail — 0.3%
15,000	East Japan Railway Co., (Japan)	909,399
14,400	Firstgroup plc, (United Kingdom)	71,589
3,500	Kansas City Southern (a)	174,860
9,580	Norfolk Southern Corp.	584,572
800	Union Pacific Corp.	65,336
8,600	West Japan Railway Co., (Japan)	368,648

		2,174,404

	Trading Companies & Distributors — 0.1%
20,245	Air Lease Corp. (a)	388,704
4,500	Mitsubishi Corp., (Japan)	91,618
35,800	Mitsui & Co., Ltd., (Japan)	518,573

		998,895

	Transportation Infrastructure — 0.1%
49,000	Kamigumi Co., Ltd., (Japan)	437,377

	Total Industrials	25,534,795

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Information Technology — 3.2%
	Communications Equipment — 0.3%
1,755	Acme Packet, Inc. (a)	74,745
113,590	Alcatel-Lucent, (France), ADR (a)	321,460
4,682	Blue Coat Systems, Inc. (a)	64,986
11,753	Ceragon Networks Ltd., (Israel) (a)	112,241
38,610	Cisco Systems, Inc.	598,069
12,743	Ixia (a)	97,739
1,000	Juniper Networks, Inc. (a)	17,260
7,208	Meru Networks, Inc. (a)	58,745
5,963	NETGEAR, Inc. (a)	154,382
72,250	Nokia OYJ, (Finland), ADR	408,935
14,700	QUALCOMM, Inc.	714,861

		2,623,423

	Computers & Peripherals — 0.3%
2,538	Apple, Inc. (a)	967,435
34,020	EMC Corp. (a)	714,080
9,680	Hewlett-Packard Co.	217,316
9,100	Japan Digital Laboratory Co., Ltd., (Japan)	105,380
1,900	NetApp, Inc. (a)	64,486
11,875	Western Digital Corp. (a)	305,425

		2,374,122

	Electronic Equipment, Instruments & Components — 0.4%
5,900	Amphenol Corp., Class A	240,543
16,550	Avnet, Inc. (a)	431,624
36,070	Corning, Inc.	445,825
1,800	FLIR Systems, Inc.	45,090
19,000	Hitachi Ltd., (Japan)	94,317
1,300	Keyence Corp., (Japan)	355,750
3,300	Murata Manufacturing Co., Ltd., (Japan)	179,171
2,400	National Instruments Corp.	54,864
35,800	Premier Farnell plc, (United Kingdom)	85,852
23,700	Sanshin Electronics Co., Ltd., (Japan)	206,521
32,100	TE Connectivity Ltd.,
	(Switzerland)	903,295
2,600	Trimble Navigation Ltd. (a)	87,230

		3,130,082

	Internet Software & Services — 0.3%
4,400	eBay, Inc. (a)	129,756
2,510	Google, Inc., Class A (a)	1,291,094
6,020	RightNow Technologies, Inc. (a)	198,961
11,600	Tencent Holdings Ltd., (China)	240,650
3,400	VeriSign, Inc.	97,274
17,696	Yahoo!, Inc. (a)	232,879

		2,190,614

	IT Services — 0.9%
19,375	Accenture plc, (Ireland), Class A	1,020,675
2,500	Alliance Data Systems Corp. (a)	231,750
9,770	Amadeus IT Holding S.A., (Spain), Class A	156,093
42,620	Amdocs Ltd., (United Kingdom) (a)	1,155,855
15,475	Automatic Data Processing, Inc.	729,646
5,900	Computer Sciences Corp.	158,415
1,300	Gartner, Inc. (a)	45,331
2,600	Genpact Ltd., (Bermuda) (a)	37,414
3,200	Global Payments, Inc.	129,248
7,380	Indra Sistemas S.A., (Spain)	106,099
2,950	International Business Machines Corp.	516,339
5,100	Jack Henry & Associates, Inc.	147,798
2,030	MasterCard, Inc., Class A	643,835
5,400	NeuStar, Inc., Class A (a)	135,756
13,975	Redecard S.A., (Brazil)	188,117
1,600	Teradata Corp. (a)	85,648
4,800	TKC, (Japan)	100,535
18,814	VeriFone Systems, Inc. (a)	658,866
10,490	Visa, Inc., Class A	899,203
5,000	Western Union Co. (The)	76,450

		7,223,073

	Office Electronics — 0.0% (g)
3,200	Canon, Inc., (Japan)	145,299

	Semiconductors & Semiconductor Equipment — 0.3%
32,100	Advantest Corp., (Japan)	346,012
1,300	Altera Corp.	40,989
2,300	Analog Devices, Inc.	71,875
2,842	ASML Holding N.V., (Netherlands)	98,272
1,900	ASML Holding N.V., (Netherlands), ADR,	65,626
11,600	Broadcom Corp., Class A (a)	386,164
1,600	First Solar, Inc. (a)	101,136
5,200	KLA-Tencor Corp.	199,056
2,600	Linear Technology Corp.	71,890
4,300	Maxim Integrated Products, Inc.	100,319
4,600	Microchip Technology, Inc.	143,106
725	Samsung Electronics Co., Ltd., (South Korea), GDR	171,931
20,000	Sumco Corp., (Japan) (a)	186,771
5,500	Tokyo Electron Ltd., (Japan)	249,479

		2,232,626

	Software — 0.7%
21,200	Autodesk, Inc. (a)	588,936
2,490	CommVault Systems, Inc. (a)	92,279
68,895	Compuware Corp. (a)	527,736
7,449	DemandTec, Inc. (a)	48,716
1,800	MICROS Systems, Inc. (a)	79,038
69,525	Microsoft Corp.	1,730,478

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
43,898	Misys plc, (United Kingdom) (a)	147,177
11,600	Nintendo Co., Ltd., (Japan), ADR	210,540
31,023	Oracle Corp.	891,601
1,300	Red Hat, Inc. (a)	54,938
4,224	Rosetta Stone, Inc. (a)	38,650
1,800	SAP AG, (Germany)	91,588
13,148	Seachange International, Inc. (a)	101,240
2,000	Solera Holdings, Inc.	101,000
5,880	SuccessFactors, Inc. (a)	135,181
3,400	TIBCO Software, Inc. (a)	76,126
3,700	Trend Micro, Inc., (Japan)	115,718
16,167	VASCO Data Security International, Inc. (a)	82,613
32,659	Websense, Inc. (a)	565,001

		5,678,556

	Total Information Technology	25,597,795

	Materials — 1.6%
	Chemicals — 0.5%
1,938	Air Liquide S.A., (France)	226,312
2,200	Air Products & Chemicals, Inc.	168,014
2,100	Airgas, Inc.	134,022
9,000	Chugoku Marine Paints Ltd., (Japan)	65,637
6,600	Ecolab, Inc.	322,674
7,468	FMC Corp.	516,487
3,700	Israel Chemicals Ltd., (Israel), ADR	42,587
15,080	Johnson Matthey plc, (United Kingdom)	369,890
991	Linde AG, (Germany)	132,609
24,930	Monsanto Co.	1,496,796
6,300	Shin-Etsu Chemical Co., Ltd., (Japan)	309,038
1,570	Syngenta AG, (Switzerland) (a)	407,993

		4,192,059

	Construction Materials — 0.1%
26,240	CRH plc, (Ireland)	408,070
3,870	Holcim Ltd., (Switzerland) (a)	205,373
1,957	Texas Industries, Inc.	62,115
1,700	Vulcan Materials Co.	46,852

		722,410

	Containers & Packaging — 0.1%
26,405	Crown Holdings, Inc. (a)	808,257
11,730	Owens-Illinois, Inc. (a)	177,358

		985,615

	Metals & Mining — 0.9%
7,175	Allegheny Technologies, Inc.	265,403
11,835	AngloGold Ashanti Ltd., (South Africa), ADR	489,496
28,200	Barrick Gold Corp., (Canada)	1,316,153
4,781	BHP Billiton Ltd., (Australia)	158,301
234,654	Eastern Platinum Ltd., (Canada) (a)	156,750
24,900	Gabriel Resources Ltd., (Canada) (a)	138,056
34,160	Gold Fields Ltd., (South Africa)	523,233
7,900	Impala Platinum Holdings Ltd., (South Africa)	159,630
1,000	Inmet Mining Corp., (Canada)	42,370
29,096	Newcrest Mining Ltd., (Australia)	959,038
24,764	Newmont Mining Corp.	1,557,655
1,000	Nucor Corp.	31,640
156,616	Polyus Gold International Ltd., (United Kingdom), GDR (a)	485,510
6,500	Rio Tinto plc, (United Kingdom)	288,263
10,668	Rio Tinto plc, (United Kingdom), ADR	470,245
1,175	Royal Gold, Inc.	75,271
51,807	St. Barbara Ltd., (Australia) (a)	102,589
754,532	Village Main Reef Ltd., (South Africa) (a)	156,990

		7,376,593

	Total Materials	13,276,677

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.4%
10,776	Cbeyond, Inc. (a)	76,079
15,000	Koninklijke KPN N.V., (Netherlands)	197,566
20,400	KT Corp., (South Korea), ADR	301,512
20,100	Nippon Telegraph & Telephone Corp., (Japan)	962,953
158	Swisscom AG, (Switzerland)	64,279
10,800	Tele Norte Leste Participacoes S.A., (Brazil), ADR	102,924
74,125	Telecom Egypt, (Egypt)	181,994
18,000	Telekomunikasi Indonesia Tbk PT, (Indonesia), ADR	595,260
22,340	Telenor ASA, (Norway)	344,555
40,350	Telstra Corp., Ltd., (Australia)	120,171
800	TELUS Corp., (Canada)	37,294
2,600	Verizon Communications, Inc.	95,680

		3,080,267

	Wireless Telecommunication Services — 0.2%
7,500	American Tower Corp., Class A (a)	403,500
6,700	SBA Communications Corp., Class A (a)	231,016
34,600	SK Telecom Co., Ltd., (South Korea), ADR	486,822
9,300	Softbank Corp., (Japan)	272,119

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Wireless Telecommunication Services — Continued
37,525	Turkcell Iletisim Hizmetleri AS, (Turkey), ADR (a)	423,282

		1,816,739

	Total Telecommunication Services	4,897,006

	Utilities — 0.6%
	Electric Utilities — 0.4%
46,700	Centrais Eletricas Brasileiras S.A., (Brazil), ADR	545,923
41,075	EDF S.A., (France)	1,189,572
1,000	Edison International	38,250
18,276	Exelon Corp.	778,740
225,500	Federal Hydrogenerating Co., (Russia), ADR	768,868
45,160	Korea Electric Power Corp., (South Korea), ADR (a)	383,860

		3,705,213

	Gas Utilities — 0.1%
90,200	Hong Kong & China Gas Co., Ltd., (Hong Kong)	203,032
21,635	Questar Corp.	383,156

		586,188

	Multi-Utilities — 0.0% (g)
1,600	GDF Suez, (France)	47,539
17,100	National Grid plc, (United Kingdom)	169,495
1,000	PG&E Corp.	42,310

		259,344

	Water Utilities — 0.1%
23,915	American Water Works Co., Inc.	721,755

	Total Utilities	5,272,500

	Total Common Stocks (Cost $187,033,997)	170,685,467

Preferred Stocks — 0.1%
	Consumer Discretionary — 0.0% (g)
	Household Durables — 0.0% (g)
5,920	LG Electronics, Inc., (South
	Korea)	121,785

	Consumer Staples — 0.1%
	Household Products — 0.1%
6,330	Henkel AG & Co. KGaA, (Germany)	336,580

	Information Technology — 0.0% (g)
	Communications Equipment — 0.0% (g)
150	Lucent Technologies Capital Trust I, 7.750%, 03/15/17	123,750

	Total Preferred Stocks (Cost $661,961)	582,115

Investment Companies — 73.6%
	Alternative Assets — 8.5%
2,717,320	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares	50,188,906
1,578,863	JPMorgan Realty Income Fund, Institutional Class Shares (b)	13,957,150
46,000	SPDR Gold Shares (a)	7,271,680

	Total Alternative Assets	71,417,736

	Fixed Income — 16.4%
973,402	Driehaus Active Income Fund	9,743,756
1,082,324	Eaton Vance Global Macro Absolute Return Fund, Class I	10,650,065
1,424,617	JPMorgan Core Plus Bond Fund, R6 Shares (b)	11,667,613
3,842,401	JPMorgan High Yield Fund, Class R6 (b)	28,741,159
1,873,520	JPMorgan Inflation Managed Bond Fund, R6 Shares (b)	19,671,965
2,484,385	JPMorgan International Currency Income Fund, Select Class Shares (b)	27,427,606
1,991,041	JPMorgan Multi-Sector Income Fund, Select Class Shares (b)	19,512,201
695,341	Templeton Global Bond Fund	8,796,057

	Total Fixed Income	136,210,422

	International Equity — 19.3%
989,483	Columbia Asia Pacific ex- Japan Fund, Class R5 Shares	10,864,521
1,195,318	Delaware Emerging Markets Fund, Class I	14,272,102
640,105	Dreyfus Emerging Markets Debt Local Currency Fund, Class I	8,551,796
332,500	iShares MSCI All Country Asia ex Japan Index Fund	15,507,800
196,900	iShares MSCI EAFE Index Fund	9,401,975
1,380,900	iShares MSCI Japan Index Fund	13,063,314
844,100	John Hancock Funds II - Emerging Markets Fund, Class I (a)	7,444,961
1,513,517	JPMorgan International Value Fund, Institutional Class Shares (b)	16,845,441
650,028	T. Rowe Price International Funds - New Asia Fund	10,471,943
829,200	Vanguard MSCI Emerging Markets ETF	29,759,988
598,400	Vanguard MSCI European ETF	24,312,992

	Total International Equity	160,496,833

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — Continued
	Money Market — 3.2%
26,512,910	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l)	26,512,910

	Total Money Market	26,512,910

	U.S. Equity — 26.2%
189,200	iShares S&P 500 Growth Index Fund	11,586,608
4,624,959	JPMorgan Growth Advantage Fund, Select Class Shares (a) (b)	35,935,932
820,166	JPMorgan Large Cap Growth Fund, Select Class Shares (a) (b)	16,124,465
587,299	JPMorgan Mid Cap Core Fund, Select Class Shares (b)	8,298,536
1,917,913	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	34,579,971
1,075,630	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	17,522,006
422,300	SPDR S&P 500 ETF Trust	47,791,691
259,000	Vanguard Dividend Appreciation ETF	12,628,840
542,300	Vanguard Mid-Cap ETF	35,319,999

	Total U.S. Equity	219,788,048

	Total Investment Companies (Cost $672,050,546)	614,425,949

PRINCIPAL AMOUNT($)
Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
150,000	Group 1 Automotive, Inc., SUB, 2.250%, 06/15/36	146,250

	Textiles, Apparel & Luxury Goods — 0.0% (g)
100,000	Iconix Brand Group, Inc., 1.875%, 06/30/12	98,250

	Total Consumer Discretionary	244,500

	Energy — 0.1%
	Energy Equipment & Services — 0.1%
100,000	Bristow Group, Inc., 3.000%, 06/15/38	99,500
150,000	Hornbeck Offshore Services, Inc., SUB, 1.625%, 11/15/26	142,035

	Total Energy	241,535

	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
50,000	Hologic, Inc., SUB, 2.000%, 12/15/37	46,813

	Industrials — 0.0% (g)
	Machinery — 0.0% (g)
75,000	Trinity Industries, Inc., 3.875%, 06/01/36	67,406

	Information Technology — 0.0% (g)
	Computers & Peripherals — 0.0% (g)
50,000	SanDisk Corp., 1.000%, 05/15/13	48,375

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
150,000	Owens-Brockway Glass Container, Inc., 3.000%, 06/01/15 (e)	135,000

	Total Convertible Bonds (Cost $834,106)	783,629

Corporate Bonds — 2.0%
	Consumer Discretionary — 0.8%
	Auto Components — 0.1%
100,000	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	90,500
150,000	American Axle & Manufacturing, Inc., 7.875%, 03/01/17	141,000
200,000	Dana Holding Corp., 6.750%, 02/15/21	190,000
200,000	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	203,500
100,000	Visteon Corp., 6.750%, 04/15/19 (e)	90,000

		715,000

	Hotels, Restaurants & Leisure — 0.1%
150,000	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	145,125
200,000	Boyd Gaming Corp., 9.125%, 12/01/18 (e)	164,500
100,000	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	90,875
200,000	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	186,500
200,000	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	197,000

		784,000

	Internet & Catalog Retail — 0.0% (g)
100,000	Affinion Group, Inc., 11.500%, 10/15/15 (f) (i)	78,000

	Media — 0.4%
200,000	Allbritton Communications Co., 8.000%, 05/15/18	188,000

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
200,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 04/30/21	189,000
250,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	247,499
200,000	Cumulus Media, Inc., 7.750%, 05/01/19 (e)	168,500
200,000	DISH DBS Corp., 6.750%, 06/01/21 (e)	191,000
	EH Holding Corp.,
100,000	6.500%, 06/15/19 (e)	96,250
100,000	7.625%, 06/15/21 (e)	96,250
200,000	Gray Television, Inc., 10.500%, 06/29/15	181,000
100,000	Intelsat Jackson Holdings S.A., (Luxembourg), 7.500%, 04/01/21 (e)	93,000
	Intelsat Luxembourg S.A., (Luxembourg),
100,000	11.250%, 02/04/17	86,750
110,000	PIK, 12.500%, 02/04/17 (e)	94,600
100,000	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	102,000
150,000	Production Resource Group, Inc., 8.875%, 05/01/19 (e)	135,375
200,000	Valassis Communications, Inc., 6.625%, 02/01/21	187,000
175,000	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	176,750

		2,232,974

	Specialty Retail — 0.1%
150,000	Michael’s Stores, Inc., 7.750%, 11/01/18	140,250
100,000	Needle Merger Sub Corp., 8.125%, 03/15/19 (e)	87,000
200,000	Penske Automotive Group, Inc., 7.750%, 12/15/16	198,000

		425,250

	Textiles, Apparel & Luxury Goods — 0.1%
250,000	Hanesbrands, Inc., 6.375%, 12/15/20	242,500
160,000	Levi Strauss & Co., 8.875%, 04/01/16	161,600
125,000	Polymer Group, Inc., 7.750%, 02/01/19 (e)	124,688

		528,788

	Total Consumer Discretionary	4,764,012

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
150,000	Ingles Markets, Inc., 8.875%, 05/15/17	157,125
125,000	Pantry, Inc. (The), 7.750%, 02/15/14	122,500
200,000	SUPERVALU, Inc., 7.500%, 11/15/14	196,000
100,000	U.S. Foodservice, 8.500%, 06/30/19 (e)	90,000

		565,625

	Food Products — 0.0% (g)
150,000	Del Monte Foods Co., 7.625%, 02/15/19 (e)	126,750

	Total Consumer Staples	692,375

	Energy — 0.4%
	Energy Equipment & Services — 0.1%
100,000	Basic Energy Services, Inc., 7.750%, 02/15/19 (e)	95,000
150,000	SESI LLC, 6.375%, 05/01/19 (e)	144,750
200,000	Unit Corp., 6.625%, 05/15/21	199,000

		438,750

	Oil, Gas & Consumable Fuels — 0.3%
150,000	Alpha Natural Resources, Inc., 6.000%, 06/01/19	139,875
150,000	Arch Coal, Inc., 7.000%, 06/15/19 (e)	142,500
200,000	Chaparral Energy, Inc., 8.875%, 02/01/17	194,000
150,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	127,500
200,000	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (e)	184,000
200,000	Oasis Petroleum, Inc., 7.250%, 02/01/19 (e)	193,999
200,000	Penn Virginia Corp., 7.250%, 04/15/19	185,000
125,000	Plains Exploration & Production Co., 7.750%, 06/15/15	128,750

		1,295,624

	Total Energy	1,734,374

	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
150,000	Nuveen Investments, Inc., 10.500%, 11/15/15	138,375

	Consumer Finance — 0.0% (g)
175,000	Ally Financial, Inc., 7.500%, 09/15/20	158,375
200,000	Ford Motor Credit Co. LLC, 5.000%, 05/15/18	193,183

		351,558

	Diversified Financial Services — 0.0% (g)
250,000	CIT Group, Inc., 7.000%, 05/02/16 (e)	242,500

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
145,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.250%, 04/01/15	143,913

		386,413

	Real Estate Investment Trusts (REITs) — 0.0% (g)
150,000	Felcor Lodging LP, 6.750%, 06/01/19 (e)	134,250
150,000	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21 (e)	142,500

		276,750

	Total Financials	1,153,096

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
150,000	Biomet, Inc., 11.625%, 10/15/17	155,625
150,000	DJO Finance LLC/DJO Finance Corp., 7.750%, 04/15/18 (e)	128,250

		283,875

	Health Care Providers & Services — 0.1%
175,000	DaVita, Inc., 6.625%, 11/01/20	168,000
350,000	HCA Holdings, Inc., 7.750%, 05/15/21 (e)	328,125
150,000	Tenet Healthcare Corp., 8.000%, 08/01/20	136,125
225,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, 02/01/18	206,438

		838,688

	Pharmaceuticals — 0.0% (g)
150,000	Valeant Pharmaceuticals International, 6.750%, 10/01/17 (e)	138,188

	Total Health Care	1,260,751

	Industrials — 0.2%
	Aerospace & Defense — 0.0% (g)
150,000	Huntington Ingalls Industries, Inc., 7.125%, 03/15/21 (e)	139,125

	Air Freight & Logistics — 0.0% (g)
200,000	AMGH Merger Sub, Inc., 9.250%, 11/01/18 (e)	200,000

	Building Products — 0.0% (g)
125,000	USG Corp., 9.967%, 01/15/18	100,469

	Commercial Services & Supplies — 0.1%
100,000	ARAMARK Corp., 8.500%, 02/01/15	101,250
200,000	ARAMARK Holdings Corp., PIK, 8.625%, 05/01/16 (e)	197,000
	Iron Mountain, Inc.,
150,000	6.625%, 01/01/16	149,250
150,000	8.000%, 06/15/20	150,750
200,000	R.R. Donnelley & Sons Co., 7.250%, 05/15/18	180,750

		779,000

	Machinery — 0.0% (g)
100,000	Meritor, Inc., 8.125%, 09/15/15	88,500

	Road & Rail — 0.1%
150,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	137,250
300,000	Hertz Corp. (The), 6.750%, 04/15/19	272,250
200,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21	173,000

		582,500

	Total Industrials	1,889,594

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
125,000	Avaya, Inc., 9.750%, 11/01/15	91,250
250,000	CommScope, Inc., 8.250%, 01/15/19 (e)	243,750

		335,000

	Electronic Equipment, Instruments & Components — 0.0% (g)
200,000	Sanmina-SCI Corp., 7.000%, 05/15/19 (e)	176,000

	Internet Software & Services — 0.0% (g)
150,000	Equinix, Inc., 7.000%, 07/15/21	149,438

	IT Services — 0.0% (g)
350,000	SunGard Data Systems, Inc., 7.625%, 11/15/20	325,500

	Semiconductors & Semiconductor Equipment — 0.1%
250,000	Advanced Micro Devices, Inc., 7.750%, 08/01/20	245,000
250,000	MEMC Electronic Materials, Inc., 7.750%, 04/01/19 (e)	213,750
200,000	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	190,000

		648,750

	Software — 0.0% (g)
200,000	MedAssets, Inc., 8.000%, 11/15/18 (e)	190,500

	Total Information Technology	1,825,188

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
150,000	Ferro Corp., 7.875%, 08/15/18	150,000
175,000	Huntsman International LLC, 5.500%, 06/30/16	163,188

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Chemicals — Continued
		313,188

	Containers & Packaging — 0.0% (g)
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
150,000	8.750%, 10/15/16 (e)	150,375
100,000	9.000%, 05/15/18 (e)	84,500
150,000	Sealed Air Corp., 8.125%, 09/15/19 (e)	151,500

		386,375

	Metals & Mining — 0.0% (g)
100,000	JMC Steel Group, 8.250%, 03/15/18 (e)	94,000

	Paper & Forest Products — 0.0% (g)
200,000	Sappi Papier Holding GmbH, (Austria), 6.625%, 04/15/21 (e) (f) (i)	170,000

	Total Materials	963,563

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
200,000	Frontier Communications Corp., 8.500%, 04/15/20	194,000
200,000	GCI, Inc., 6.750%, 06/01/21	188,500
150,000	PAETEC Holding Corp., 9.875%, 12/01/18	157,125
200,000	West Corp., 7.875%, 01/15/19	188,000
250,000	Windstream Corp., 7.750%, 10/15/20	243,750

		971,375

	Wireless Telecommunication Services — 0.1%
200,000	Buccaneer Merger Sub, Inc., 9.125%, 01/15/19 (e)	196,000
100,000	Nextel Communications, Inc., Series D, 7.375%, 08/01/15	94,750
150,000	Sprint Nextel Corp., 6.000%, 12/01/16	129,000

		419,750

	Total Telecommunication Services	1,391,125

	Utilities — 0.1%
	Gas Utilities — 0.0% (g)
200,000	Copano Energy LLC/Copano Energy Finance Corp., 7.125%, 04/01/21	195,500
150,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	150,750

		346,250

	Independent Power Producers & Energy Traders — 0.1%
150,000	AES Corp. (The), 7.375%, 07/01/21 (e)	141,750
200,000	Calpine Corp., 7.500%, 02/15/21 (e)	191,000
200,000	GenOn Energy, Inc., 7.875%, 06/15/17	184,000
	NRG Energy, Inc.,
100,000	7.875%, 05/15/21 (e)	91,500
100,000	8.250%, 09/01/20	94,500

		702,750

	Total Utilities	1,049,000

	Total Corporate Bonds (Cost $18,175,135)	16,723,078

Structured Notes — 3.8%
	U.S. Equity — 1.2%
12,000,000	Barclays Bank plc, Return Enhanced Notes, Linked to the S&P 500 Index, maximum return of 20.000%, Zero Coupon, 12/30/11 (a)	10,414,800

	International Equity — 1.1%
12,200,000	Credit Suisse AG, Return Enhanced Notes, Linked to the EURO STOXX 50 Index, maximum return of 26.000%, Zero Coupon, 10/27/11 (a)	8,784,000

	Alternative Assets — 1.5%
19,000,000	HSBC USA, Inc., Return Enhanced Notes, Linked to the U.S. Dollar-Adjusted Return of the Hang Seng China Enterprises Index, maximun return of 19.500%, Zero Coupon, 10/19/11 (a)	12,160,000

	Total Structured Notes (Cost $43,200,000)	31,358,800

Loan Participations & Assignments — 0.0% (g)
Consumer Discretionary — 0.0% (g)
Hotel, Restaurants & Leisure — 0.0% (g)
250,000	MGM Resorts, Class E Term Loan, 7.000%, 12/08/11 (Cost $246,381)	235,124

	Total Investments — 100.0% (Cost $922,202,126)	834,794,162
	Other Assets in Excess of Liabilities — 0.0% (g)	48,359

	NET ASSETS — 100.0%	$834,842,521

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
EAFE	— Europe, Australasia, and Far East
ETF	— Exchange Traded Fund
FDR	— Fiduciary Depositary Receipt
GDR	— Global Depositary Receipt
PIK	— Payment-In-Kind
SPDR	— Standard & Poor’s Depository Receipts
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2011.

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The portfolio owns fair valued securities with a value of approximately $314,385 which amounts of less than 0.1% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has bee deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of September 30, 2011

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,115,243
Aggregate gross unrealized depreciation	(96,523,207)

Net unrealized appreciation/depreciation	$(87,407,964)

Federal income tax cost of investments	$922,202,126

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	17,017,596	4,516,222	66,385	21,600,203
Consumer Staples	10,089,051	9,798,172	—	19,887,223
Energy	12,500,391	3,434,117	—	15,934,508
Financials	12,784,989	5,020,698	—	17,805,687
Health Care	15,240,445	5,638,628	—	20,879,073
Industrials	16,452,593	9,082,202	—	25,534,795
Information Technology	21,649,269	3,948,526	—	25,597,795
Materials	7,315,873	5,960,804	—	13,276,677
Telecommunication Services	843,569	4,053,437	—	4,897,006
Utilities	1,964,211	3,308,289	—	5,272,500

Total Common Stocks	115,857,987	54,761,095	66,385	170,685,467

Preferred Stocks
Consumer Discretionary	—	121,785	—	121,785
Consumer Staples	—	336,580	—	336,580
Information Technology	—	123,750	—	123,750

Total Preferred Stocks	—	582,115	—	582,115

Debt Securities
Convertible Bonds
Consumer Discretionary	—	244,500	—	244,500
Energy	—	241,535	—	241,535
Health Care	—	46,813	—	46,813
Industrials	—	67,406	—	67,406
Information Technology	—	48,375	—	48,375
Materials	—	135,000	—	135,000

Total Convertible Bonds	—	783,629	—	783,629

Corporate Bonds
Consumer Discretionary	—	4,686,012	78,000	4,764,012
Consumer Staples	—	692,375	—	692,375
Energy	—	1,734,374	—	1,734,374
Financials	—	1,153,096	—	1,153,096
Health Care	—	1,260,751	—	1,260,751
Industrials	—	1,889,594	—	1,889,594
Information Technology	—	1,825,188	—	1,825,188
Materials	—	793,563	170,000	963,563
Telecommunication Services	—	1,391,125	—	1,391,125
Utilities	—	1,049,000	—	1,049,000

Total Corporate Bonds	—	16,475,078	248,000	16,723,078

Loan Participations & Assignments
Consumer Discretionary	—	235,124	—	235,124

Total Loan Participations & Assignments	—	235,124	—	235,124

Investment Companies	614,425,949	—	—	614,425,949
Structured Notes	—	31,358,800	—	31,358,800

Total Investments in Securities	$730,283,936	$104,195,841	$314,385	$834,794,162

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 6/30/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization/ (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/11
Investments in Securities
Common Stocks - Consumer Discretionary	$—	$—	$—	$—	$—	$—	$66,385	$—	$66,385
Corporate Bonds - Consumer Discretionary	—	—	—	—	—	—	78,000	—	78,000
Corporate Bonds - Materials	—	—	—	—	—	—	170,000	—	170,000

Total	$—	$—	$—	$—	$—	$—	$314,385	$—	$314,385

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

There were no change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2011, which were valued using significant unobservable inputs (Level 3).

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 2.5%
Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
34	Copano Energy LLC	1,014
41	Kinder Morgan Management LLC (a)	2,406
76	Linn Energy LLC	2,710
19	NuStar GP Holdings LLC	583

	Total Energy	6,713

Financials — 0.5%
	Real Estate Investment Trusts (REITs) — 0.5%
2,800	Annaly Capital Management, Inc.	46,564

Information Technology — 1.5%
	Communications Equipment — 0.7%
1,960	Motorola Mobility Holdings, Inc. (a)	74,048

	Semiconductors & Semiconductor Equipment — 0.8%
1,250	Varian Semiconductor Equipment Associates, Inc. (a)	76,437

	Total Information Technology	150,485

Materials — 0.4%
	Containers & Packaging — 0.4%
1,350	Temple-Inland, Inc.	42,350

	Total Common Stocks (Cost $249,764)	246,112

Master Limited Partnerships — 0.5%
Energy — 0.5%
	Oil, Gas & Consumable Fuels — 0.5%
6	Alliance Holdings GP LP	264
9	Alliance Resource Partners LP	590
34	Boardwalk Pipeline Partners LP	872
31	Buckeye Partners LP	1,938
11	DCP Midstream Partners LP	440
27	El Paso Pipeline Partners LP	958
78	Enbridge Energy Partners LP	2,143
61	Energy Transfer Equity LP	2,122
66	Energy Transfer Partners LP	2,707
268	Enterprise Products Partners LP	10,760
34	Inergy LP	851
103	Kinder Morgan Energy Partners LP	7,043
56	Magellan Midstream Partners LP	3,382
37	MarkWest Energy Partners LP	1,700
21	Natural Resource Partners LP	533
27	NuStar Energy LP	1,412
62	ONEOK Partners LP	2,890
6	Penn Virginia Resource Partners LP	140
59	Plains All American Pipeline LP	3,476
49	Regency Energy Partners LP	1,098
10	Spectra Energy Partners LP	282
11	Sunoco Logistics Partners LP	973
30	Targa Resources Partners LP	986
16	TC Pipelines LP	701
6	Teekay LNG Partners LP, (Bahamas)	187
16	Western Gas Partners LP	540
29	Williams Partners LP	1,573

	Total Energy	50,561

Utilities — 0.0% (g)
	Gas Utilities — 0.0% (g)
16	Amerigas Partners LP	704
24	Ferrellgas Partners LP	476
17	Suburban Propane Partners LP	789

	Total Utilities	1,969

	Total Master Limited Partnerships (Cost $49,324)	52,530

Investment Companies — 79.0%
Alternative Assets — 60.3%
5,116	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (a) (b)	94,493
124,670	Highbridge Statistical Market Neutral Fund, Select Class Shares (a) (b)	1,843,866
4,141	JPMorgan Global Natural Resources Fund, Select Class Shares (a) (b)	47,579
195,751	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a) (b)	1,910,530
5,581	JPMorgan Realty Income Fund, Institutional Class Shares (b)	49,336
126,672	JPMorgan Research Market Neutral Fund, Select Class Shares (a) (b)	1,876,010
2,008	ProShares Ultra Gold (a)	175,388

	Total Alternative Assets	5,997,202

Fixed Income — 17.8%
4,168	JPMorgan Credit Opportunities Fund, Select Class Shares (b)	40,594
8,895	JPMorgan Emerging Markets Debt Fund, Select Class Shares (b)	69,648
5,302	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	49,889
6,554	JPMorgan High Yield Fund, Select Class Shares (b)	49,088
145,106	JPMorgan Inflation Managed Bond Fund, Select Class Shares (b)	1,523,616

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — Continued
Fixed Income — Continued
3,581	JPMorgan Strategic Income Opportunities Fund, Select Class Shares (b)	40,498

	Total Fixed Income	1,773,333

International Equity — 0.5%
1,460	PowerShares Emerging Markets Infrastructure Portfolio	50,297

U.S. Equity — 0.4%
1,971	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	35,535

	Total Investment Companies (Cost $7,949,193)	7,856,367

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations — 5.9%
	U.S. Treasury Bonds,
10,000	4.375%, 02/15/38	12,775
224,000	9.875%, 11/15/15	307,615
260,000	U.S. Treasury Note, 0.625%, 07/31/12	260,996

	Total U.S. Treasury Obligations (Cost $567,644)	581,386

SHARES
Short-Term Investment — 12.6%
	Investment Company — 12.6%
1,252,602	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $1,252,602)	1,252,602

	Total Investments — 100.5% (Cost $10,068,527)	9,988,997
	Liabilities in Excess of Other Assets — (0.5)%	(45,230)

	NET ASSETS — 100.0%	$9,943,767

Percentages indicated are based on net assets.

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J. P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,146
Aggregate gross unrealized depreciation	(198,676)

Net unrealized appreciation/depreciation	$(79,530)

Federal income tax cost of investments	$10,068,527

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)(continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$9,407,611	$581,386	$—	$9,988,997

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of U.S. Treasury Obligations. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.5%
Consumer Discretionary — 11.5%
	Auto Components — 0.5%
127	Johnson Controls, Inc.	3,347

	Automobiles — 0.4%
137	General Motors Co. (a)	2,755

	Hotels, Restaurants & Leisure — 1.5%
48	Carnival Corp.	1,451
61	Marriott International, Inc., Class A	1,666
27	McDonald’s Corp.	2,353
13	Wynn Resorts Ltd.	1,508
47	Yum! Brands, Inc.	2,307

		9,285

	Household Durables — 0.4%
16	D.R. Horton, Inc.	148
54	Lennar Corp., Class A	729
2	NVR, Inc. (a)	1,087
13	Whirlpool Corp.	635

		2,599

	Internet & Catalog Retail — 1.3%
37	Amazon.com, Inc. (a)	8,052
11	Expedia, Inc.	281

		8,333

	Media — 3.3%
180	CBS Corp., Class B	3,665
168	Comcast Corp., Class A	3,517
14	DIRECTV, Class A (a)	610
220	Time Warner, Inc.	6,590
207	Walt Disney Co. (The)	6,239

		20,621

	Multiline Retail — 1.3%
10	Big Lots, Inc. (a)	362
45	Family Dollar Stores, Inc.	2,292
16	Kohl’s Corp.	793
76	Macy’s, Inc.	1,990
57	Target Corp.	2,798

		8,235

	Specialty Retail — 2.2%
18	AutoZone, Inc. (a)	5,828
8	GameStop Corp., Class A (a)	182
20	Gap, Inc. (The)	318
83	Home Depot, Inc.	2,731
96	Lowe’s Cos., Inc.	1,852
29	Staples, Inc.	382
46	TJX Cos., Inc.	2,543

		13,836

	Textiles, Apparel & Luxury Goods — 0.6%
33	NIKE, Inc., Class B	2,861
9	V.F. Corp.	1,119

		3,980

	Total Consumer Discretionary	72,991

Consumer Staples — 11.7%
	Beverages — 3.4%
169	Coca-Cola Co. (The)	11,401
26	Constellation Brands, Inc., Class A (a)	461
44	Dr. Pepper Snapple Group, Inc.	1,711
128	PepsiCo, Inc.	7,911

		21,484

	Food & Staples Retailing — 2.4%
109	CVS Caremark Corp.	3,670
182	Kroger Co. (The)	4,006
76	Sysco Corp.	1,959
106	Wal-Mart Stores, Inc.	5,518

		15,153

	Food Products — 2.3%
25	ConAgra Foods, Inc.	606
104	General Mills, Inc.	4,008
26	Kellogg Co.	1,392
242	Kraft Foods, Inc., Class A	8,140
17	Tyson Foods, Inc., Class A	295

		14,441

	Household Products — 2.9%
18	Colgate-Palmolive Co.	1,594
23	Kimberly-Clark Corp.	1,662
243	Procter & Gamble Co. (The)	15,363

		18,619

	Tobacco — 0.7%
113	Altria Group, Inc.	3,032
23	Philip Morris International, Inc.	1,439

		4,471

	Total Consumer Staples	74,168

Energy — 11.5%
	Energy Equipment & Services — 1.9%
57	Baker Hughes, Inc.	2,650
17	Helmerich & Payne, Inc.	706
16	Nabors Industries Ltd., (Bermuda) (a)	198
49	National Oilwell Varco, Inc.	2,526
107	Schlumberger Ltd.	6,389

		12,469

	Oil, Gas & Consumable Fuels — 9.6%
168	Chevron Corp.	15,545
129	ConocoPhillips	8,154
13	Consol Energy, Inc.	428
25	Devon Energy Corp.	1,406
302	Exxon Mobil Corp.	21,955
44	Marathon Oil Corp.	942
27	Marathon Petroleum Corp.	740
97	Occidental Petroleum Corp.	6,959
20	Southwestern Energy Co. (a)	657

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
161	Williams Cos., Inc. (The)	3,908

		60,694

	Total Energy	73,163

Financials — 13.6%
	Capital Markets — 1.8%
54	Bank of New York Mellon Corp. (The)	1,005
31	Goldman Sachs Group, Inc. (The)	2,895
145	Invesco Ltd.	2,245
90	Morgan Stanley	1,218
14	Northern Trust Corp.	506
105	State Street Corp.	3,368

		11,237

	Commercial Banks — 2.8%
38	First Republic Bank (a)	870
13	SVB Financial Group (a)	495
208	U.S. Bancorp	4,907
451	Wells Fargo & Co.	10,870
38	Zions Bancorp	531

		17,673

	Consumer Finance — 1.8%
126	American Express Co.	5,661
137	Capital One Financial Corp.	5,418

		11,079

	Diversified Financial Services — 2.0%
646	Bank of America Corp.	3,955
191	Citigroup, Inc.	4,905
7	CME Group, Inc., Class A	1,769
19	IntercontinentalExchange, Inc. (a)	2,301

		12,930

	Insurance — 3.2%
60	ACE Ltd., (Switzerland)	3,625
28	Aflac, Inc. (m)	978
56	Axis Capital Holdings Ltd., (Bermuda)	1,447
80	Berkshire Hathaway, Inc., Class B (a)	5,657
18	Everest Re Group Ltd., (Bermuda)	1,421
52	Lincoln National Corp.	805
81	MetLife, Inc.	2,260
5	PartnerRe Ltd., (Bermuda)	266
88	Prudential Financial, Inc.	4,101

		20,560

	Real Estate Investment Trusts (REITs) — 2.0%
53	Apartment Investment & Management Co., Class A	1,164
34	Digital Realty Trust, Inc.	1,859
96	Duke Realty Corp.	1,007
5	DuPont Fabros Technology, Inc.	108
10	Equity Lifestyle Properties, Inc.	652
18	LaSalle Hotel Properties	347
37	Mack-Cali Realty Corp.	976
41	Realty Income Corp.	1,337
31	Regency Centers Corp.	1,081
82	Senior Housing Properties Trust	1,777
46	Ventas, Inc.	2,294

		12,602

	Total Financials	86,081

Health Care — 12.0%
	Biotechnology — 1.8%
51	Biogen Idec, Inc. (a)	4,741
95	Celgene Corp. (a)	5,856
64	Dendreon Corp. (a)	573

		11,170

	Health Care Equipment & Supplies — 1.8%
48	Becton, Dickinson & Co.	3,530
128	Covidien plc, (Ireland)	5,639
68	St. Jude Medical, Inc.	2,462

		11,631

	Health Care Providers & Services — 2.3%
22	Aetna, Inc.	786
30	Express Scripts, Inc. (a)	1,106
45	Humana, Inc.	3,245
50	McKesson Corp.	3,638
10	Quest Diagnostics, Inc.	474
116	UnitedHealth Group, Inc.	5,372

		14,621

	Pharmaceuticals — 6.1%
227	Abbott Laboratories	11,624
64	Johnson & Johnson	4,077
371	Merck & Co., Inc.	12,147
71	Mylan, Inc. (a)	1,204
508	Pfizer, Inc.	8,976
9	Teva Pharmaceutical Industries Ltd., (Israel), ADR	327

		38,355

	Total Health Care	75,777

Industrials — 9.9%
	Aerospace & Defense — 2.3%
94	Honeywell International, Inc.	4,123
11	ITT Corp.	469
6	L-3 Communications Holdings, Inc.	364
16	Northrop Grumman Corp.	843
22	Raytheon Co.	880

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Aerospace & Defense — Continued
111	United Technologies Corp.	7,832

		14,511

	Airlines — 0.1%
99	Southwest Airlines Co.	798

	Construction & Engineering — 0.5%
65	Fluor Corp.	3,019

	Electrical Equipment — 0.9%
129	Emerson Electric Co.	5,348

	Industrial Conglomerates — 2.3%
48	3M Co.	3,473
453	General Electric Co.	6,902
106	Tyco International Ltd., (Switzerland)	4,331

		14,706

	Machinery — 0.9%
19	Ingersoll-Rand plc, (Ireland)	540
5	Joy Global, Inc.	336
142	PACCAR, Inc.	4,811

		5,687

	Road & Rail — 2.9%
351	CSX Corp.	6,559
91	Norfolk Southern Corp.	5,582
78	Union Pacific Corp.	6,352

		18,493

	Total Industrials	62,562

Information Technology — 18.6%
	Communications Equipment — 2.0%
470	Cisco Systems, Inc.	7,276
111	QUALCOMM, Inc.	5,408

		12,684

	Computers & Peripherals — 5.2%
73	Apple, Inc. (a)	27,639
126	EMC Corp. (a)	2,640
94	Hewlett-Packard Co.	2,099
14	Western Digital Corp. (a)	365

		32,743

	Electronic Equipment, Instruments & Components — 0.3%
64	TE Connectivity Ltd., (Switzerland)	1,801

	Internet Software & Services — 0.9%
11	Google, Inc., Class A (a)	5,447

	IT Services — 4.0%
61	Accenture plc, (Ireland), Class A	3,230
36	Cognizant Technology Solutions Corp., Class A (a)	2,286
94	International Business Machines Corp.	16,372
10	MasterCard, Inc., Class A	3,045
36	Western Union Co. (The)	549

		25,482

	Semiconductors & Semiconductor Equipment — 2.5%
89	Broadcom Corp., Class A (a)	2,963
120	Freescale Semiconductor Holdings I Ltd. (a)	1,320
29	Intel Corp.	611
64	Lam Research Corp. (a)	2,426
22	Novellus Systems, Inc. (a)	587
81	NVIDIA Corp. (a)	1,010
38	Teradyne, Inc. (a)	420
96	Texas Instruments, Inc.	2,558
140	Xilinx, Inc.	3,855

		15,750

	Software — 3.7%
12	Citrix Systems, Inc. (a)	636
574	Microsoft Corp.	14,275
302	Oracle Corp.	8,692

		23,603

	Total Information Technology	117,510

Materials — 3.2%
	Chemicals — 1.9%
52	Air Products & Chemicals, Inc.	3,966
50	Dow Chemical Co. (The)	1,132
165	E.I. du Pont de Nemours & Co.	6,606
28	Georgia Gulf Corp. (a)	394

		12,098

	Containers & Packaging — 0.4%
58	Ball Corp.	1,786
64	Sealed Air Corp.	1,075

		2,861

	Metals & Mining — 0.9%
353	Alcoa, Inc.	3,376
5	Freeport-McMoRan Copper & Gold, Inc.	162
30	Newmont Mining Corp.	1,894

		5,432

	Total Materials	20,391

Telecommunication Services — 3.5%
	Diversified Telecommunication Services — 3.1%
311	AT&T, Inc.	8,858
62	Frontier Communications Corp.	376
275	Verizon Communications, Inc.	10,131

		19,365

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Wireless Telecommunication Services — 0.4%
926	Sprint Nextel Corp. (a)	2,814

	Total Telecommunication Services	22,179

Utilities — 4.0%
	Electric Utilities — 1.9%
76	American Electric Power Co., Inc.	2,885
40	Exelon Corp.	1,683
63	NextEra Energy, Inc.	3,405
117	Northeast Utilities	3,932

		11,905

	Gas Utilities — 0.2%
37	AGL Resources, Inc.	1,524

	Independent Power Producers & Energy Traders — 0.2%
86	Calpine Corp. (a)	1,213

	Multi-Utilities — 1.7%
124	CenterPoint Energy, Inc.	2,442
49	CMS Energy Corp.	973
30	Dominion Resources, Inc.	1,498
15	DTE Energy Co.	717
68	Public Service Enterprise Group, Inc.	2,282
55	Sempra Energy	2,854

		10,766

	Total Utilities	25,408

	Total Common Stocks (Cost $618,307)	630,230

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
1,745	U.S. Treasury Note, 0.625%, 06/30/12 (k) (m) (Cost $1,751)	1,751

SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
9,916	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $9,916)	9,916

	Total Investments — 101.4% (Cost $629,974)	641,897
	Liabilities in Excess of Other Assets — (1.4)%	(8,685)

	NET ASSETS — 100.0%	$633,212

Percentages indicated are based on net assets.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
44	E-mini S&P 500	12/16/11	$2,477	$(54)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,534
Aggregate gross unrealized depreciation	(41,611)

Net unrealized appreciation/depreciation	$11,923

Federal income tax cost of investments	$629,974

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$640,146	$1,751	$—	$641,897
Depreciation in Other Financial Instruments	$(54)	$—	$—	$(54)
Futures Contracts

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 55.7%
Consumer Discretionary — 7.5%
		Auto Components — 0.4%
6		BorgWarner, Inc. (a)	375
16		Bridgestone Corp., (Japan)	368
3		Dana Holding Corp. (a)	31
69		Johnson Controls, Inc.	1,817
11		Spartan Motors, Inc.	44
5		Superior Industries International, Inc.	71
3		TRW Automotive Holdings Corp. (a)	111
344		Xinyi Glass Holdings Ltd., (Hong Kong)	143

			2,960

		Automobiles — 1.0%
12		Daimler AG, (Germany)	518
29		Ford Motor Co. (a)	276
70		General Motors Co. (a)	1,406
239		Great Wall Motor Co., Ltd., (China), Class H	272
14		Harley-Davidson, Inc.	492
23		Honda Motor Co., Ltd., (Japan)	680
4		Hyundai Motor Co., (South Korea)	629
6		Kia Motors Corp., (South Korea)	334
72		Nissan Motor Co., Ltd., (Japan)	636
18		Tata Motors Ltd., (India), ADR	277
9		Tesla Motors, Inc. (a)	224
19		Toyota Motor Corp., (Japan)	641

			6,385

		Distributors — 0.1%
9		Genuine Parts Co.	457

		Diversified Consumer Services — 0.1%
9		American Public Education, Inc. (a)	309
3		H&R Block, Inc.	35
7		Sotheby’s	179
3		Weight Watchers International, Inc.	146

			669

		Hotels, Restaurants & Leisure — 0.9%
10		Accor S.A., (France)	273
9		Ameristar Casinos, Inc.	148
1		Biglari Holdings, Inc. (a)	207
7		BJ’s Restaurants, Inc. (a)	287
26		Carnival Corp.	800
3		Cheesecake Factory, Inc. (The) (a)	76
2		Darden Restaurants, Inc.	75
1		DineEquity, Inc. (a)	19
1		Dunkin’ Brands Group, Inc. (a)	19
156		Genting Singapore plc, (Singapore) (a)	181
38		Intercontinental Hotels Group plc, (United Kingdom)	614
19		Marriott International, Inc., Class A	512
5		McDonald’s Corp.	429
15		Monarch Casino & Resort, Inc. (a)	147
9		O’Charley’s, Inc. (a)	53
3		Red Robin Gourmet Burgers, Inc. (a)	79
94		Sands China Ltd., (China) (a)	221
10		Sodexo, (France)	646
13		Town Sports International Holdings, Inc. (a)	96
5		Wyndham Worldwide Corp.	140
5		Wynn Resorts Ltd.	533
14		Yum! Brands, Inc.	703

			6,258

		Household Durables — 0.3%
11		American Greetings Corp., Class A	200
54		Arcelik A.S., (Turkey)	211
3		Blyth, Inc.	167
3		CSS Industries, Inc.	49
1		D.R. Horton, Inc.	8
9		Leggett & Platt, Inc.	176
8		Lennar Corp., Class A	108
8		Lifetime Brands, Inc.	72
–	(h)	NVR, Inc. (a)	255
3		Skullcandy, Inc. (a)	35
8		Tempur-Pedic International, Inc. (a)	424
18		Toll Brothers, Inc. (a)	264
82		Turkiye Sise ve Cam Fabrikalari AS, (Turkey)	157
1		Whirlpool Corp.	35

			2,161

		Internet & Catalog Retail — 0.7%
15		Amazon.com, Inc. (a) (m)	3,212
11		Expedia, Inc.	281
8		HomeAway, Inc. (a)	252
2		NetFlix, Inc. (a)	215
1		priceline.com, Inc. (a)	360

			4,320

		Leisure Equipment & Products — 0.1%
6		Arctic Cat, Inc. (a)	91
5		Brunswick Corp.	74
18		JAKKS Pacific, Inc.	332

			497

		Media — 1.6%
14		AH Belo Corp., Class A (m)	60
24		Belo Corp., Class A	116
12		Cablevision Systems Corp., Class A	192
48		CBS Corp., Class B	977
13		Clear Channel Outdoor Holdings, Inc., Class A (a)	124
59		Comcast Corp., Class A	1,225
13		DIRECTV, Class A (a)	553
3		DISH Network Corp., Class A (a)	86
29		Entercom Communications Corp., Class A (a)	150
–	(h)	Fisher Communications, Inc. (a)	9
19		Gannett Co., Inc.	182
7		Global Sources Ltd., (Bermuda) (a)	47

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Media — Continued
5	Journal Communications, Inc., Class A (a)	15
30	LIN TV Corp., Class A (a)	64
51	McClatchy Co. (The), Class A (a)	69
4	Nexstar Broadcasting Group, Inc., Class A (a)	29
5	Outdoor Channel Holdings, Inc. (a)	29
1	Pandora Media, Inc. (a)	18
31	Pearson plc, (United Kingdom)	540
35	Reed Elsevier N.V., (Netherlands)	381
5	Scholastic Corp.	143
9	Scripps Networks Interactive, Inc., Class A	346
20	Sinclair Broadcast Group, Inc., Class A	140
172	Sirius XM Radio, Inc. (a)	259
7	Time Warner Cable, Inc.	426
71	Time Warner, Inc.	2,121
14	Viacom, Inc., Class B	558
25	Walt Disney Co. (The)	765
1	Washington Post Co. (The), Class B	163
53	WPP plc, (Ireland)	488

		10,275

	Multiline Retail — 0.7%
1	Big Lots, Inc. (a)	20
2	Bon-Ton Stores, Inc. (The)	11
7	Dillard’s, Inc., Class A	296
3	Family Dollar Stores, Inc.	129
16	Kohl’s Corp.	786
17	Macy’s, Inc.	442
78	Marks & Spencer Group plc, (United Kingdom)	378
7	PPR, (France)	909
7	Sears Holdings Corp. (a)	414
21	Target Corp.	1,024

		4,409

	Specialty Retail — 0.9%
4	AutoZone, Inc. (a)	1,267
4	Barnes & Noble, Inc.	51
7	Bed Bath & Beyond, Inc. (a)	401
101	Belle International Holdings Ltd., (Hong Kong)	174
8	Coldwater Creek, Inc. (a)	10
15	Conn’s, Inc. (a)	108
13	Finish Line, Inc. (The), Class A	254
8	GameStop Corp., Class A (a)	179
19	Gap, Inc. (The)	304
32	Home Depot, Inc.	1,045
6	Inditex S.A., (Spain)	495
4	Limited Brands, Inc.	150
22	Lowe’s Cos., Inc.	432
16	OfficeMax, Inc. (a)	78
1	Rent-A-Center, Inc., Class A	14
5	Signet Jewelers Ltd., (Bermuda) (a)	152
7	Staples, Inc.	94
1	Teavana Holdings, Inc. (a)	12
8	TJX Cos., Inc.	430

		5,650

	Textiles, Apparel & Luxury Goods — 0.7%
7	Adidas AG, (Germany)	426
24	Burberry Group plc, (United Kingdom)	437
10	Cie Financiere Richemont S.A., (Switzerland), Class A	442
9	Coach, Inc.	477
6	Deckers Outdoor Corp. (a)	541
63	Li Ning Co., Ltd., (China)	64
19	Liz Claiborne, Inc. (a)	93
4	LVMH Moet Hennessy Louis Vuitton S.A., (France)	541
3	Movado Group, Inc.	33
7	NIKE, Inc., Class B	576
3	Oxford Industries, Inc.	113
4	V.F. Corp.	470
12	Vera Bradley, Inc. (a)	415

		4,628

	Total Consumer Discretionary	48,669

Consumer Staples — 4.9%
	Beverages — 0.9%
15	Anheuser-Busch InBev N.V., (Belgium)	779
5	Carlsberg A/S, (Denmark), Class B	283
26	Coca-Cola Co. (The)	1,754
5	Coca-Cola Enterprises, Inc.	129
10	Constellation Brands, Inc., Class A (a)	185
3	Diageo plc, (United Kingdom), ADR	258
2	Dr. Pepper Snapple Group, Inc.	96
11	Fortune Brands, Inc.	584
3	MGP Ingredients, Inc.	15
9	PepsiCo, Inc.	564
12	Pernod-Ricard S.A., (France)	906

		5,553

	Food & Staples Retailing — 0.6%
1	Arden Group, Inc., Class A	40
7	Chefs’ Warehouse Holdings LLC (a)	82
18	CVS Caremark Corp.	614
4	Fresh Market, Inc. (The) (a)	160
35	Kroger Co. (The)	763
148	Rite Aid Corp. (a)	145
4	Sysco Corp.	109
111	Tesco plc, (United Kingdom)	651
11	Walgreen Co.	375
21	Wal-Mart Stores, Inc.	1,077

		4,016

	Food Products — 1.3%
4	B&G Foods, Inc.	60
24	BRF - Brasil Foods S.A., (Brazil), ADR	422
18	Campbell Soup Co.	592
280	Chaoda Modern Agriculture Holdings Ltd., (Hong Kong)	40

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Food Products — Continued
416		Charoen Pokphand Foods PCL, (Thailand)	356
1		CJ CheilJedang Corp., (South Korea)	247
1		ConAgra Foods, Inc.	34
17		General Mills, Inc.	669
5		Imperial Sugar Co.	30
6		JM Smucker Co. (The)	466
1		Kellogg Co.	77
9		Kernel Holding S.A., (Ukraine) (a)	173
47		Kraft Foods, Inc., Class A	1,563
21		Nestle S.A., (Switzerland)	1,183
15		Smart Balance, Inc. (a)	90
7		Smithfield Foods, Inc. (a)	140
9		Tiger Brands Ltd., (South Africa)	244
6		Tyson Foods, Inc., Class A	103
65		Unilever N.V. CVA, (Netherlands)	2,068

			8,557

		Household Products — 0.8%
10		Colgate-Palmolive Co.	923
2		Energizer Holdings, Inc. (a)	140
11		Kimberly-Clark Corp.	785
53		Procter & Gamble Co. (The)	3,342

			5,190

		Personal Products — 0.2%
77		Hengan International Group Co., Ltd., (China)	615
3		Herbalife Ltd., (Cayman Islands)	134
5		L’Oreal S.A., (France)	507
5		Nature’s Sunshine Products, Inc. (a)	69
6		Prestige Brands Holdings, Inc. (a)	56

			1,381

		Tobacco — 1.1%
6		Altria Group, Inc. (m)	168
49		British American Tobacco plc, (United Kingdom)	2,071
17		Imperial Tobacco Group plc, (United Kingdom)	577
–	(h)	Japan Tobacco, Inc., (Japan)	1,375
5		Lorillard, Inc.	520
24		Philip Morris International, Inc.	1,525
37		Souza Cruz S.A., (Brazil)	364
9		Universal Corp.	312

			6,912

		Total Consumer Staples	31,609

Energy — 6.0%
		Energy Equipment & Services — 0.8%
3		Baker Hughes, Inc.	147
1		C&J Energy Services, Inc. (a)	20
43		Cal Dive International, Inc. (a)	82
18		Cameron International Corp. (a)	731
2		Complete Production Services, Inc. (a)	45
3		Diamond Offshore Drilling, Inc.	142
2		Dresser-Rand Group, Inc. (a)	73
3		Geokinetics, Inc. (a)	7
2		Global Geophysical Services, Inc. (a)	13
1		Gulf Island Fabrication, Inc.	19
6		Halliburton Co.	174
1		Helmerich & Payne, Inc.	39
6		Hercules Offshore, Inc. (a)	17
3		ION Geophysical Corp. (a)	15
1		Nabors Industries Ltd., (Bermuda) (a)	11
6		National Oilwell Varco, Inc.	286
1		Parker Drilling Co. (a)	2
2		Patterson-UTI Energy, Inc.	31
4		Pioneer Drilling Co. (a)	29
45		Schlumberger Ltd.	2,683
5		Technip S.A., (France)	393

			4,959

		Oil, Gas & Consumable Fuels — 5.2%
96		Afren plc, (United Kingdom) (a)	120
1		Alon USA Energy, Inc. (m)	7
4		Anadarko Petroleum Corp.	238
2		Apache Corp.	174
105		BG Group plc, (United Kingdom)	2,010
41		Cairn Energy plc, (United Kingdom) (a)	178
37		Chevron Corp.	3,423
77		China Shenhua Energy Co., Ltd., (China), Class H	302
–	(h)	Clayton Williams Energy, Inc. (a)	17
8		Cloud Peak Energy, Inc. (a)	129
500		CNOOC Ltd., (Hong Kong)	804
8		Concho Resources, Inc. (a)	576
38		ConocoPhillips	2,395
1		Consol Energy, Inc.	24
1		Contango Oil & Gas Co. (a)	27
3		CVR Energy, Inc. (a)	59
11		Delek U.S. Holdings, Inc.	125
21		Devon Energy Corp.	1,191
42		Dragon Oil plc, (United Arab Emirates)	312
12		El Paso Corp.	205
13		Energen Corp.	532
13		Energy Partners Ltd. (a)	144
3		EOG Resources, Inc.	238
72		Exxon Mobil Corp.	5,194
1		Frontline Ltd., (Bermuda)	7
–	(h)	Isramco, Inc. (a)	6
90		JX Holdings, Inc., (Japan)	507
17		KazMunaiGas Exploration Production, (Kazakhstan), GDR	246
4		KiOR, Inc., Class A (a)	89
11		Lukoil OAO, (Russia), ADR	529
18		Marathon Oil Corp.	393
9		Marathon Petroleum Corp.	246
3		McMoRan Exploration Co. (a)	31
8		Newfield Exploration Co. (a)	333
13		NuStar GP Holdings LLC	399

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Oil, Gas & Consumable Fuels — Continued
32		Occidental Petroleum Corp.	2,322
40		OGX Petroleo e Gas Participacoes S.A., (Brazil) (a)	245
1		Panhandle Oil and Gas, Inc., Class A	14
506		PetroChina Co., Ltd., (China), Class H	613
17		Petroleo Brasileiro S.A., (Brazil), ADR	382
12		Petroquest Energy, Inc. (a)	64
211		PTT Aromatics & Refining PCL, (Thailand)	165
48		PTT PCL, (Thailand)	398
104		Royal Dutch Shell plc, (Netherlands), Class A	3,206
12		Sasol Ltd., (South Africa)	496
1		Solazyme, Inc. (a)	9
17		Southwestern Energy Co. (a)	571
4		Stone Energy Corp. (a)	70
2		Swift Energy Co. (a)	49
14		Tatneft, (Russia), ADR	334
28		Teekay Corp., (Canada)	635
24		Total S.A., (France)	1,039
41		Tullow Oil plc, (United Kingdom)	831
14		Tupras Turkiye Petrol Rafinerileri A.S., (Turkey)	285
15		VAALCO Energy, Inc. (a)	72
14		W&T Offshore, Inc.	190
1		Western Refining, Inc. (a)	11
22		Williams Cos., Inc. (The)	530

			33,741

		Total Energy	38,700

Financials — 9.4%
		Capital Markets — 1.2%
2		Affiliated Managers Group, Inc. (a) (m)	140
21		Ameriprise Financial, Inc.	842
3		Bank of New York Mellon Corp. (The)	56
26		Blackstone Group LP (The)	311
25		Charles Schwab Corp. (The)	285
35		Credit Suisse Group AG, (Switzerland) (a)	924
2		Federated Investors, Inc., Class B	39
12		Goldman Sachs Group, Inc. (The)	1,159
54		ICAP plc, (United Kingdom)	345
43		Invesco Ltd.	674
16		Investment Technology Group, Inc. (a)	155
–	(h)	Janus Capital Group, Inc.	2
11		Lazard Ltd., (Bermuda), Class A	228
220		Man Group plc, (United Kingdom)	570
40		Morgan Stanley	541
1		Northern Trust Corp.	28
3		Pzena Investment Management, Inc., Class A	10
8		State Street Corp.	253
8		T. Rowe Price Group, Inc.	372
18		TD Ameritrade Holding Corp.	269
5		W.P. Carey & Co. LLC	197

			7,400

		Commercial Banks — 3.1%
2		1st Source Corp.	37
4		BancFirst Corp.	139
41		Banco Bilbao Vizcaya Argentaria S.A., (Spain)	337
25		Banco do Brasil S.A., (Brazil)	318
9		BancorpSouth, Inc.	78
1,212		Bank of China Ltd., (China), Class H	375
2		Banner Corp.	22
143		Barclays plc, (United Kingdom)	352
24		BNP Paribas S.A., (France)	958
4		Cathay General Bancorp	41
297		China Citic Bank Corp. Ltd., (China), Class H (a)	121
1,215		China Construction Bank Corp., (China), Class H	735
217		China Merchants Bank Co., Ltd., (China), Class H	328
1		Citizens & Northern Corp.	7
4		City Holding Co.	113
3		CoBiz Financial, Inc.	13
20		DGB Financial Group, Inc., (South Korea) (a)	238
42		DnB NOR ASA, (Norway)	418
6		Erste Group Bank AG, (Austria)	165
5		Fifth Third Bancorp	47
4		Financial Institutions, Inc.	54
26		First Commonwealth Financial Corp.	95
7		First Financial Bancorp	102
2		First Interstate Bancsystem, Inc.	17
1		First Merchants Corp.	8
2		First Republic Bank (a)	48
6		FNB Corp.	53
65		Grupo Financiero Banorte S.A.B. de C.V., (Mexico), Series O,	191
–	(h)	Hampton Roads Bankshares, Inc. (a)	2
12		Hana Financial Group, Inc., (South Korea)	361
15		HDFC Bank Ltd., (India), ADR	434
2		Heartland Financial USA, Inc.	26
117		HSBC Holdings plc, (United Kingdom)	898
40		Huntington Bancshares, Inc.	194
713		Industrial & Commercial Bank of China, (China), Class H	344
19		Industrial Bank of Korea, (South Korea)	222
156		Intesa Sanpaolo S.p.A., (Italy)	245
12		KBC Groep N.V., (Belgium)	270
966		Lloyds Banking Group plc, (United Kingdom) (a)	518

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Commercial Banks — Continued
7		M&T Bank Corp.	461
3		MainSource Financial Group, Inc.	22
108		Mitsubishi UFJ Financial Group, Inc., (Japan)	497
3		Nara Bancorp, Inc. (a)	19
8		Oriental Financial Group, Inc.	73
3		PacWest Bancorp	35
10		PNC Financial Services Group, Inc.	492
2		Sierra Bancorp	18
3		Simmons First National Corp., Class A	74
10		Societe Generale S.A., (France)	253
10		Southwest Bancorp, Inc. (a)	43
75		Standard Chartered plc, (United Kingdom)	1,487
1		StellarOne Corp.	10
5		Suffolk Bancorp	45
16		Sumitomo Mitsui Financial Group, Inc., (Japan)	459
19		SunTrust Banks, Inc.	337
6		Susquehanna Bancshares, Inc.	32
2		SVB Financial Group (a)	61
9		TCF Financial Corp.	86
64		U.S. Bancorp	1,496
1		UMB Financial Corp.	42
201		Wells Fargo & Co.	4,859
3		West Bancorp, Inc.	23
12		Wilshire Bancorp, Inc. (a)	32
2		Zions Bancorp	30

			19,910

		Consumer Finance — 0.6%
4		Advance America Cash Advance Centers, Inc. (m)	31
21		American Express Co. (m)	949
38		Capital One Financial Corp.	1,506
190		Compartamos S.A.B. de C.V., (Mexico)	257
2		Credit Acceptance Corp. (a)	109
12		DFC Global Corp. (a)	252
26		Discover Financial Services	599
4		World Acceptance Corp. (a)	207

			3,910

		Diversified Financial Services — 0.9%
78		African Bank Investments Ltd., (South Africa)	316
182		Bank of America Corp.	1,111
77		Citigroup, Inc.	1,985
3		CME Group, Inc.	629
10		Deutsche Boerse AG, (Germany) (a)	486
140		ING Groep N.V. CVA, (Netherlands) (a)	989
1		IntercontinentalExchange, Inc. (a)	128
3		Marlin Business Services Corp. (a)	35
10		Moody’s Corp.	292
4		PHH Corp. (a)	69
1		Portfolio Recovery Associates, Inc. (a)	62

			6,102

		Insurance — 2.4%
25		ACE Ltd., (Switzerland)	1,499
8		Aflac, Inc. (m)	288
6		Allianz SE, (Germany)	596
3		Allied World Assurance Co. Holdings Ltd., (Switzerland)	183
8		Allstate Corp. (The) (m)	192
12		American Equity Investment Life Holding Co. (m)	107
11		American International Group, Inc. (a)	230
10		Amtrust Financial Services, Inc.	225
3		Aon Corp.	113
1		Aspen Insurance Holdings Ltd., (Bermuda)	16
34		AXA S.A., (France)	439
8		Axis Capital Holdings Ltd., (Bermuda)	205
–	(h)	Berkshire Hathaway, Inc., Class A (a)	534
6		Berkshire Hathaway, Inc., Class B (a)	423
17		CNO Financial Group, Inc. (a)	90
–	(h)	Dai-ichi Life Insurance Co., Ltd. (The), (Japan)	271
–	(h)	Delphi Financial Group, Inc., Class A	9
7		Dongbu Insurance Co., Ltd., (South Korea)	293
3		Endurance Specialty Holdings Ltd., (Bermuda)	92
2		Everest Re Group Ltd., (Bermuda)	171
8		Fortegra Financial Corp. (a)	41
6		Hartford Financial Services Group, Inc.	93
3		Lincoln National Corp.	45
37		Loews Corp.	1,282
3		Meadowbrook Insurance Group, Inc.	28
49		MetLife, Inc.	1,381
2		Navigators Group, Inc. (The) (a)	69
131		Old Mutual plc, (United Kingdom)	210
19		Old Republic International Corp.	165
10		OneBeacon Insurance Group Ltd., Class A	130
–	(h)	PartnerRe Ltd., (Bermuda)	15
4		Platinum Underwriters Holdings Ltd., (Bermuda)	115
5		ProAssurance Corp.	389
5		Protective Life Corp.	72
45		Prudential Financial, Inc.	2,095
118		Prudential plc, (United Kingdom)	1,017
3		RenaissanceRe Holdings Ltd., (Bermuda)	178

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Insurance — Continued
28		Sul America S.A., (Brazil)	227
6		Symetra Financial Corp.	46
7		Transatlantic Holdings, Inc.	335
7		Travelers Cos., Inc. (The)	341
15		W.R. Berkley Corp.	454
12		XL Group plc, (Ireland)	220
3		Zurich Financial Services AG, (Switzerland) (a)	656

			15,580

		Real Estate Investment Trusts (REITs) — 0.8%
9		Agree Realty Corp. (m)	196
11		Annaly Capital Management, Inc.	180
16		Anworth Mortgage Asset Corp.	109
3		Apartment Investment & Management Co., Class A	60
4		Ashford Hospitality Trust, Inc.	27
1		Associated Estates Realty Corp.	8
2		BioMed Realty Trust, Inc.	30
16		Capstead Mortgage Corp.	179
4		CBL & Associates Properties, Inc.	49
1		Colonial Properties Trust	19
26		Cousins Properties, Inc.	149
30		CreXus Investment Corp.	267
9		DCT Industrial Trust, Inc.	41
5		DiamondRock Hospitality Co.	34
2		Digital Realty Trust, Inc.	102
5		Duke Realty Corp.	56
–	(h)	DuPont Fabros Technology, Inc.	6
2		EastGroup Properties, Inc.	69
4		Education Realty Trust, Inc.	37
1		Equity Lifestyle Properties, Inc.	67
23		Excel Trust, Inc.	223
1		First Industrial Realty Trust, Inc. (a)	11
10		HCP, Inc.	359
4		Health Care REIT, Inc.	178
2		Home Properties, Inc.	131
4		Hospitality Properties Trust	89
1		LaSalle Hotel Properties	19
16		Lexington Realty Trust	103
7		LTC Properties, Inc.	180
2		Mack-Cali Realty Corp.	54
14		MFA Financial, Inc.	96
–	(h)	Mid-America Apartment Communities, Inc.	24
7		Mission West Properties, Inc.	49
19		MPG Office Trust, Inc. (a)	40
4		National Health Investors, Inc.	152
5		Pennsylvania Real Estate Investment Trust	42
6		Potlatch Corp.	202
16		ProLogis, Inc.	393
2		PS Business Parks, Inc.	109
8		Ramco-Gershenson Properties Trust	67
2		Realty Income Corp.	74
2		Regency Centers Corp.	59
3		Saul Centers, Inc.	98
5		Senior Housing Properties Trust	99
2		Simon Property Group, Inc.	221
8		Strategic Hotels & Resorts, Inc. (a)	35
11		Sunstone Hotel Investors, Inc. (a)	61
1		Taubman Centers, Inc.	60
3		Ventas, Inc.	127

			5,040

		Real Estate Management & Development — 0.3%
14		Brookfield Asset Management, Inc., (Canada), Class A	391
218		China Overseas Land & Investment Ltd., (Hong Kong)	311
184		China Resources Land Ltd., (Hong Kong)	198
134		Guangzhou R&F Properties Co., Ltd., (China), Class H	99
190		Hang Lung Properties Ltd., (Hong Kong)	565
342		Soho China Ltd., (China)	216
23		Sun Hung Kai Properties Ltd., (Hong Kong)	264

			2,044

		Thrifts & Mortgage Finance — 0.1%
3		Astoria Financial Corp.	22
1		BankFinancial Corp.	5
10		Capitol Federal Financial, Inc.	108
6		MGIC Investment Corp. (a)	10
3		OceanFirst Financial Corp.	34
5		Ocwen Financial Corp. (a)	65
25		People’s United Financial, Inc.	279

			523

		Total Financials	60,509

Health Care — 6.2%
		Biotechnology — 1.0%
3		Achillion Pharmaceuticals, Inc. (a) (m)	16
4		Acorda Therapeutics, Inc. (a) (m)	84
9		Affymax, Inc. (a) (m)	39
5		Alexion Pharmaceuticals, Inc. (a) (m)	350
11		Amgen, Inc.	591
12		Ariad Pharmaceuticals, Inc. (a)	104
7		ArQule, Inc. (a)	34
16		BioCryst Pharmaceuticals, Inc. (a)	44
23		Biogen Idec, Inc. (a)	2,147
9		BioMimetic Therapeutics, Inc. (a)	29
27		Celgene Corp. (a)	1,642
10		Chelsea Therapeutics International Ltd. (a)	36
10		Dendreon Corp. (a)	88
27		Dynavax Technologies Corp. (a)	50
11		Gilead Sciences, Inc. (a)	407
7		Incyte Corp., Ltd. (a)	100
3		Ironwood Pharmaceuticals, Inc. (a)	29
4		Medivation, Inc. (a)	70
5		Momenta Pharmaceuticals, Inc. (a)	61
2		Onyx Pharmaceuticals, Inc. (a)	48

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Biotechnology — Continued
23		Orexigen Therapeutics, Inc. (a)	45
3		Pharmasset, Inc. (a)	231
8		Savient Pharmaceuticals, Inc. (a)	32
2		Targacept, Inc. (a)	33

			6,310

		Health Care Equipment & Supplies — 0.7%
6		Baxter International, Inc.	320
9		Becton, Dickinson & Co.	654
4		CONMED Corp. (a)	102
33		Covidien plc, (Ireland)	1,466
15		Greatbatch, Inc. (a)	294
1		HeartWare International, Inc. (a)	64
6		Invacare Corp.	141
2		Medtronic, Inc.	53
33		RTI Biologics, Inc. (a)	107
13		Sirona Dental Systems, Inc. (a)	568
13		St. Jude Medical, Inc.	458
10		Thoratec Corp. (a)	337

			4,564

		Health Care Providers & Services — 1.1%
1		Aetna, Inc. (m)	44
17		Alliance HealthCare Services, Inc. (a) (m)	19
5		American Dental Partners, Inc. (a) (m)	51
1		AMERIGROUP Corp. (a)	20
12		AmerisourceBergen Corp.	462
20		Cardinal Health, Inc.	854
13		CardioNet, Inc. (a)	40
24		Cross Country Healthcare, Inc. (a)	101
11		Emeritus Corp. (a)	158
2		Express Scripts, Inc. (a)	62
5		Fresenius Medical Care AG & Co. KGaA, (Germany)	347
8		Healthspring, Inc. (a)	304
17		Humana, Inc.	1,268
20		Lincare Holdings, Inc.	448
2		Magellan Health Services, Inc. (a)	116
5		McKesson Corp.	392
12		National Healthcare Corp.	375
1		Providence Service Corp. (The) (a)	13
1		Quest Diagnostics, Inc.	26
3		Sunrise Senior Living, Inc. (a)	14
4		Team Health Holdings, Inc. (a)	59
45		UnitedHealth Group, Inc.	2,058
7		Vanguard Health Systems, Inc. (a)	73
4		WellCare Health Plans, Inc. (a)	160

			7,464

		Health Care Technology — 0.0% (g)
4		ePocrates, Inc. (a)	32
6		MedAssets, Inc. (a)	59

			91

		Life Sciences Tools & Services — 0.1%
32		Affymetrix, Inc. (a) (m)	156
9		Agilent Technologies, Inc. (a) (m)	267
–	(h)	Mettler-Toledo International, Inc. (a)	28
6		Pacific Biosciences of California, Inc. (a)	20
2		Thermo Fisher Scientific, Inc. (a)	109

			580

		Pharmaceuticals — 3.3%
28		Abbott Laboratories (m)	1,455
20		Aegerion Pharmaceuticals, Inc. (a) (m)	248
7		Allergan, Inc. (m)	568
23		Bayer AG, (Germany)	1,257
15		Bristol-Myers Squibb Co.	468
6		Cadence Pharmaceuticals, Inc. (a)	41
6		Endo Pharmaceuticals Holdings, Inc. (a)	154
85		GlaxoSmithKline plc, (United Kingdom)	1,752
31		Johnson & Johnson	2,006
5		Medicis Pharmaceutical Corp., Class A	164
119		Merck & Co., Inc.	3,905
4		Mylan, Inc. (a)	67
21		Novartis AG, (Switzerland)	1,197
189		Pfizer, Inc.	3,340
4		Roche Holding AG, (Switzerland)	665
2		Sagent Pharmaceuticals, Inc. (a)	44
24		Sanofi, (France)	1,593
19		Shire plc, (Ireland)	604
25		Teva Pharmaceutical Industries Ltd., (Israel), ADR	921
18		Valeant Pharmaceuticals International, Inc., (Canada)	669
13		Warner Chilcott plc, (Ireland), Class A (a)	182

			21,300

		Total Health Care	40,309

Industrials — 6.1%
		Aerospace & Defense — 0.9%
7		Cubic Corp.	266
14		European Aeronautic Defence and Space Co., N.V., (Netherlands)	390
12		GenCorp, Inc. (a)	56
6		General Dynamics Corp.	336
5		Goodrich Corp.	615
7		HEICO Corp.	350
37		Honeywell International, Inc.	1,607
1		ITT Corp.	26
–	(h)	L-3 Communications Holdings, Inc.	20
33		Meggitt plc, (United Kingdom)	168
1		Northrop Grumman Corp.	47
1		Raytheon Co.	49
2		Textron, Inc.	35
4		TransDigm Group, Inc. (a)	351
22		United Technologies Corp.	1,559

			5,875

		Air Freight & Logistics — 0.0% (g)
14		Pacer International, Inc. (a)	53
1		Park-Ohio Holdings Corp. (a)	11

			64

		Airlines — 0.1%
3		Alaska Air Group, Inc. (a) (m)	191

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Airlines — Continued
12		Delta Air Lines, Inc. (a)	92
15		Hawaiian Holdings, Inc. (a)	64
6		Southwest Airlines Co.	44
12		United Continental Holdings, Inc. (a)	229

			620

		Building Products — 0.3%
11		Armstrong World Industries, Inc.	362
11		Daikin Industries Ltd., (Japan)	324
13		Gibraltar Industries, Inc. (a)	104
16		JS Group Corp., (Japan)	456
224		Nippon Sheet Glass Co., Ltd., (Japan)	501

			1,747

		Commercial Services & Supplies — 0.1%
13		ACCO Brands Corp. (a) (m)	64
14		American Reprographics Co. (a)	47
5		Deluxe Corp.	86
9		EnergySolutions, Inc. (a)	31
2		G&K Services, Inc., Class A	46
6		Intersections, Inc.	78
16		Knoll, Inc.	212
12		Republic Services, Inc.	328
1		Standard Parking Corp. (a)	20
2		Steelcase, Inc., Class A	10

			922

		Construction & Engineering — 0.2%
2		Argan, Inc. (a)	22
7		Bouygues S.A., (France)	233
2		Daelim Industrial Co., Ltd., (South Korea)	192
9		EMCOR Group, Inc. (a)	185
11		Fluor Corp.	523
6		KBR, Inc.	142

			1,297

		Electrical Equipment — 0.8%
69		ABB Ltd., (Switzerland) (a)	1,182
2		Acuity Brands, Inc. (m)	86
2		Cooper Industries plc	110
29		Emerson Electric Co.	1,187
9		EnerSys (a)	182
63		Mitsubishi Electric Corp., (Japan)	558
5		Nidec Corp., (Japan)	395
19		Schneider Electric S.A., (France)	1,038
334		Teco Electric and Machinery Co., Ltd., (Taiwan)	178

			4,916

		Industrial Conglomerates — 0.8%
4		3M Co.	315
7		Bidvest Group Ltd., (South Africa)	125
21		Carlisle Cos., Inc.	679
32		Cookson Group plc, (United Kingdom)	214
61		General Electric Co.	928
7		Jardine Matheson Holdings Ltd., (Hong Kong)	309
63		KOC Holding A.S., (Turkey)	233
6		Siemens AG, (Germany)	539
3		SK Holdings Co., Ltd., (South Korea)	288
3		Standex International Corp.	96
4		Tredegar Corp.	62
34		Tyco International Ltd., (Switzerland)	1,366

			5,154

		Machinery — 1.3%
–	(h)	Ampco-Pittsburgh Corp.	2
20		Atlas Copco AB, (Sweden), Class A	359
1		Cascade Corp.	43
7		Caterpillar, Inc.	502
10		Cummins, Inc.	783
6		Deere & Co.	388
7		Douglas Dynamics, Inc.	91
2		FANUC Corp., (Japan)	220
2		Gardner Denver, Inc.	146
5		Hurco Cos., Inc. (a)	104
2		Hyundai Mipo Dockyard, (South Korea)	155
10		Illinois Tool Works, Inc.	424
1		Ingersoll-Rand plc, (Ireland)	30
3		Joy Global, Inc.	169
1		Kadant, Inc. (a)	9
23		Komatsu Ltd., (Japan)	485
56		Kubota Corp., (Japan)	457
57		Mitsubishi Heavy Industries Ltd., (Japan)	240
4		Mueller Industries, Inc.	162
–	(h)	NACCO Industries, Inc., Class A	25
3		Navistar International Corp. (a)	109
7		Nordson Corp.	286
34		PACCAR, Inc.	1,158
11		Pall Corp.	458
4		Parker Hannifin Corp.	240
10		Samsung Heavy Industries Co., Ltd., (South Korea)	224
8		Sauer-Danfoss, Inc. (a)	217
3		SMC Corp., (Japan)	439
4		Trimas Corp. (a)	59
7		Wabtec Corp.	348
233		Yangzijiang Shipbuilding Holdings Ltd., (China)	156

			8,488

		Professional Services — 0.3%
2		Barrett Business Services, Inc.	22
3		Dun & Bradstreet Corp. (The)	153
10		Equifax, Inc.	295
45		Experian plc, (Ireland)	505
6		IHS, Inc., Class A (a)	449
4		School Specialty, Inc. (a)	30
–	(h)	SGS S.A., (Switzerland)	352

			1,806

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Road & Rail — 0.8%
1	Arkansas Best Corp.	21
25	Avis Budget Group, Inc. (a)	246
1	Celadon Group, Inc.	12
2	Con-way, Inc.	40
30	CSX Corp.	558
10	East Japan Railway Co., (Japan)	576
4	Heartland Express, Inc.	60
8	J.B. Hunt Transport Services, Inc.	291
35	Norfolk Southern Corp.	2,111
13	Old Dominion Freight Line, Inc. (a)	365
7	RailAmerica, Inc. (a)	92
12	Saia, Inc. (a)	121
4	Union Pacific Corp.	353

		4,846

	Trading Companies & Distributors — 0.5%
24	Air Lease Corp. (a) (m)	461
5	Aircastle Ltd.	43
3	Applied Industrial Technologies, Inc.	84
4	GATX Corp.	127
60	Marubeni Corp., (Japan)	335
26	Mitsubishi Corp., (Japan)	533
28	Mitsui & Co., Ltd., (Japan)	403
34	Sumitomo Corp., (Japan)	423
3	TAL International Group, Inc.	72
5	W.W. Grainger, Inc.	733
6	Watsco, Inc.	307

		3,521

	Transportation Infrastructure — 0.0% (g)
6	Wesco Aircraft Holdings, Inc. (a)	64

	Total Industrials	39,320

Information Technology — 8.6%
	Communications Equipment — 0.9%
3	Arris Group, Inc. (a)	32
4	Black Box Corp.	85
108	Cisco Systems, Inc.	1,679
3	Comtech Telecommunications Corp.	87
5	InterDigital, Inc.	238
16	Juniper Networks, Inc. (a)	281
6	Oplink Communications, Inc. (a)	89
2	Plantronics, Inc.	46
13	Polycom, Inc. (a)	242
49	QUALCOMM, Inc.	2,359
53	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	506

		5,644

	Computers & Peripherals — 2.1%
28	Apple, Inc. (a)	10,825
1	Dot Hill Systems Corp. (a)	2
3	Electronics for Imaging, Inc. (a)	36
42	EMC Corp. (a)	884
107	Fujitsu Ltd., (Japan)	505
2	Fusion-io, Inc. (a)	34
25	Hewlett-Packard Co.	555
6	Imation Corp. (a)	46
77	Lite-On Technology Corp., (Taiwan)	70
14	NetApp, Inc. (a)	459
6	SanDisk Corp. (a)	247
1	Western Digital Corp. (a)	20

		13,683

	Electronic Equipment, Instruments & Components — 0.6%
2	Agilysys, Inc. (a) (m)	17
17	Brightpoint, Inc. (a)	157
7	Checkpoint Systems, Inc. (a)	100
4	Coherent, Inc. (a)	172
13	FUJIFILM Holdings Corp., (Japan)	293
226	Hon Hai Precision Industry Co., Ltd., (Taiwan), GDR, Reg. S.,	1,019
78	Kingboard Chemical Holdings Ltd., (Hong Kong)	210
5	Murata Manufacturing Co., Ltd., (Japan)	282
2	Newport Corp. (a)	19
9	Omron Corp., (Japan)	185
81	Premier Farnell plc, (United Kingdom)	194
9	Pulse Electronics Corp.	27
2	Radisys Corp. (a)	10
1	Richardson Electronics Ltd.	8
34	TE Connectivity Ltd., (Switzerland)	967
63	Tripod Technology Corp., (Taiwan)	163
13	Vishay Intertechnology, Inc. (a)	104

		3,927

	Internet Software & Services — 0.4%
1	Ancestry.com, Inc. (a)	12
1	Demand Media, Inc. (a)	7
3	Google, Inc., Class A (a)	1,706
5	IAC/InterActiveCorp. (a)	206
5	OpenTable, Inc. (a)	244
6	QuinStreet, Inc. (a)	60
1	Responsys, Inc. (a)	11
3	Saba Software, Inc. (a)	14
1	Yahoo! Japan Corp., (Japan)	263
1	Zillow, Inc. (a)	24

		2,547

	IT Services — 1.1%
3	Accenture plc, (Ireland), Class A	179
1	Alliance Data Systems Corp. (a) (m)	107
1	CACI International, Inc., Class A (a)	50
15	CGI Group, Inc., (Canada), Class A (a)	291
4	CIBER, Inc. (a)	13
16	Cielo S.A., (Brazil)	359
16	Cognizant Technology Solutions Corp., Class A (a)	979
2	CSG Systems International, Inc. (a)	30

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		IT Services — Continued
3		Genpact Ltd., (Bermuda) (a)	43
3		Global Cash Access Holdings, Inc. (a)	8
2		Heartland Payment Systems, Inc.	32
3		Infosys Ltd., (India), ADR	143
7		Infosys Technologies Ltd., (India), ADR	373
14		International Business Machines Corp.	2,536
4		MasterCard, Inc., Class A	1,394
–	(h)	TNS, Inc. (a)	7
2		Unisys Corp. (a)	30
17		VeriFone Systems, Inc. (a)	610
2		Western Union Co. (The)	31

			7,215

		Office Electronics — 0.3%
27		Canon, Inc., (Japan)	1,244
35		Xerox Corp.	247
6		Zebra Technologies Corp., Class A (a)	195

			1,686

		Semiconductors & Semiconductor Equipment — 1.5%
9		Altera Corp. (m)	286
6		Analog Devices, Inc.	177
21		ASM Pacific Technology Ltd., (Hong Kong)	207
6		ASML Holding N.V., (Netherlands)	211
2		ATMI, Inc. (a) (m)	25
13		Avago Technologies Ltd., (Singapore)	433
28		Broadcom Corp., Class A (a)	936
1		Brooks Automation, Inc.	11
3		Cirrus Logic, Inc. (a)	48
2		Cymer, Inc. (a)	74
2		DSP Group, Inc. (a)	10
50		Freescale Semiconductor Holdings I Ltd. (a)	546
534		GCL-Poly Energy Holdings Ltd., (Hong Kong)	139
12		GT Advanced Technologies, Inc. (a)	83
17		Hynix Semiconductor, Inc., (South Korea)	303
3		Integrated Device Technology, Inc. (a)	17
2		Intel Corp.	34
3		Kulicke & Soffa Industries, Inc. (a)	25
30		Lam Research Corp. (a)	1,129
5		Lattice Semiconductor Corp. (a)	28
30		LSI Corp. (a)	155
25		LTX-Credence Corp. (a)	131
14		Micrel, Inc.	131
6		Novellus Systems, Inc. (a)	159
5		NVIDIA Corp. (a)	56
1		Photronics, Inc. (a)	3
10		RF Micro Devices, Inc. (a)	63
4		Rudolph Technologies, Inc. (a)	24
3		Samsung Electronics Co., Ltd., (South Korea)	2,003
2		Semtech Corp. (a)	42
153		Siliconware Precision Industries Co., (Taiwan)	148
98		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	1,120
2		Teradyne, Inc. (a)	23
5		Texas Instruments, Inc.	142
40		Xilinx, Inc.	1,098

			10,020

		Software — 1.7%
2		Adobe Systems, Inc. (a) (m)	47
13		Aspen Technology, Inc. (a)	195
2		Citrix Systems, Inc. (a)	114
2		EPIQ Systems, Inc.	29
2		Fair Isaac Corp.	39
2		JDA Software Group, Inc. (a)	39
10		Manhattan Associates, Inc. (a)	324
9		MICROS Systems, Inc. (a)	408
180		Microsoft Corp.	4,482
1		MicroStrategy, Inc., Class A (a)	137
18		Monotype Imaging Holdings, Inc. (a)	214
24		Nuance Communications, Inc. (a)	495
82		Oracle Corp.	2,350
1		Quest Software, Inc. (a)	17
7		RealPage, Inc. (a)	153
3		Salesforce.com, Inc. (a)	389
12		SAP AG, (Germany)	632
10		Symantec Corp. (a)	161
10		Taleo Corp., Class A (a)	264
1		Tangoe, Inc. (a)	6
19		TeleNav, Inc. (a)	172
3		TIBCO Software, Inc. (a)	65
3		VMware, Inc., Class A (a)	273
7		Websense, Inc. (a)	119

			11,124

		Total Information Technology	55,846

Materials — 2.8%
		Chemicals — 1.2%
10		Air Products & Chemicals, Inc. (m)	756
8		Albemarle Corp. (m)	335
1		CF Industries Holdings, Inc.	148
6		Dow Chemical Co. (The)	143
25		E.I. du Pont de Nemours & Co.	984
8		FMC Corp.	539
51		Formosa Chemicals & Fibre Corp., (Taiwan)	131
15		Georgia Gulf Corp. (a)	207
128		Huabao International Holdings Ltd., (Hong Kong)	104
2		Innophos Holdings, Inc.	73
1		Koppers Holdings, Inc.	26

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Chemicals — Continued
9		KP Chemical Corp., (South Korea)	113
5		Lanxess AG, (Germany)	227
3		Linde AG, (Germany)	395
5		LyondellBasell Industries N.V., (Netherlands), Class A	110
6		Minerals Technologies, Inc.	276
7		Monsanto Co.	417
3		PolyOne Corp.	30
5		PPG Industries, Inc.	332
3		Rockwood Holdings, Inc. (a)	111
11		Sherwin-Williams Co. (The)	853
10		Shin-Etsu Chemical Co., Ltd., (Japan)	476
5		Solvay S.A., (Belgium),	426
16		Spartech Corp. (a)	52
11		Symrise AG, (Germany)	251

			7,515

		Construction Materials — 0.2%
6		Holcim Ltd., (Switzerland) (a)	329
6		Imerys S.A., (France)	321
9		Lafarge S.A., (France)	303
2		Martin Marietta Materials, Inc.	120

			1,073

		Containers & Packaging — 0.1%
3		Ball Corp.	99
10		Graphic Packaging Holding Co. (a)	34
9		Myers Industries, Inc.	96
8		Rock-Tenn Co., Class A	375
4		Sealed Air Corp.	60

			664

		Metals & Mining — 1.2%
48		Alcoa, Inc. (m)	463
34		BHP Billiton Ltd., (Australia)	1,113
–	(h)	Cliffs Natural Resources, Inc.	15
3		Coeur d’Alene Mines Corp. (a)	58
17		Exxaro Resources Ltd., (South Africa)	350
21		First Quantum Minerals Ltd., (Canada)	283
12		Freeport-McMoRan Copper & Gold, Inc.	352
29		Glencore International plc, (Switzerland)	184
8		Hecla Mining Co. (a)	40
8		KGHM Polska Miedz S.A., (Poland)	305
28		Kinross Gold Corp., (Canada)	412
4		Kumba Iron Ore Ltd., (South Africa)	221
23		MMC Norilsk Nickel OJSC, (Russia), ADR	485
6		Newmont Mining Corp.	401
9		Noranda Aluminum Holding Corp. (a)	76
6		Rio Tinto Ltd., (Australia)	361
31		Rio Tinto plc, (United Kingdom)	1,369
36		Ruukki Group OYJ, (Finland) (a)	47
46		Vale S.A., (Brazil), ADR	1,037
11		Worthington Industries, Inc.	155
30		Xstrata plc, (Switzerland)	385

			8,112

		Paper & Forest Products — 0.1%
3		Buckeye Technologies, Inc.	65
1		Domtar Corp., (Canada)	61
13		MeadWestvaco Corp.	307
3		Neenah Paper, Inc.	48
2		PH Glatfelter Co.	32
27		Stora Enso OYJ, (Finland), Class R	159
24		UPM-Kymmene OYJ, (Finland)	268

			940

		Total Materials	18,304

Telecommunication Services — 2.1%
		Diversified Telecommunication Services — 1.3%
103		AT&T, Inc. (m)	2,930
3		Boingo Wireless, Inc. (a)	21
25		CenturyLink, Inc.	840
11		Chunghwa Telecom Co., Ltd.,
		(Taiwan), ADR	346
4		Cincinnati Bell, Inc. (a)	13
8		Consolidated Communications Holdings, Inc.	137
6		Frontier Communications Corp.	34
42		Koninklijke KPN N.V., (Netherlands)	552
10		Nippon Telegraph & Telephone Corp., (Japan)	493
11		Telecom Argentina S.A., (Argentina), ADR	210
108		Telecom Corp. of New Zealand Ltd., (New Zealand)	215
52		Turk Telekomunikasyon A.S., (Turkey)	225
62		Verizon Communications, Inc.	2,277
50		Vonage Holdings Corp. (a)	131

			8,424

		Wireless Telecommunication Services — 0.8%
13		America Movil S.A.B. de C.V., (Mexico), Series L, , ADR	278
3		American Tower Corp., Class A (a)	145
15		China Mobile Ltd., (Hong Kong)	142
–	(h)	KDDI Corp., (Japan)	640
25		Mobile Telesystems OJSC, (Russia), ADR	312
16		SK Telecom Co., Ltd., (South Korea), ADR	227
122		Sprint Nextel Corp. (a)	371
10		Telephone & Data Systems, Inc., Class L	196
3		USA Mobility, Inc.	42
33		Vodacom Group Ltd., (South Africa)	367

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Wireless Telecommunication Services — Continued
905	Vodafone Group plc, (United Kingdom)	2,333
11	Vodafone Group plc, (United Kingdom), ADR	280

		5,333

	Total Telecommunication Services	13,757

Utilities — 2.1%
	Electric Utilities — 0.9%
22	American Electric Power Co., Inc. (m)	853
26	Cia Energetica de Minas Gerais, (Brazil), ADR	392
19	E.ON AG, (Germany)	422
4	El Paso Electric Co.	135
9	Exelon Corp.	377
26	NextEra Energy, Inc.	1,410
20	Northeast Utilities	659
4	Portland General Electric Co.	99
8	Progress Energy, Inc.	414
15	Southern Co.	636
2	UniSource Energy Corp.	65

		5,462

	Gas Utilities — 0.3%
4	AGL Resources, Inc. (m)	174
1	Laclede Group, Inc. (The)	51
1	New Jersey Resources Corp.	53
3	Nicor, Inc.	165
9	Oneok, Inc.	601
862	Perusahaan Gas Negara PT, (Indonesia)	259
3	Piedmont Natural Gas Co., Inc.	72
125	Snam Rete Gas S.p.A., (Italy)	575
2	Southwest Gas Corp.	65

		2,015

	Independent Power Producers & Energy Traders — 0.0% (g)
10	Calpine Corp. (a)	145

	Multi-Utilities — 0.9%
1	Alliant Energy Corp.	54
16	CenterPoint Energy, Inc.	315
253	Centrica plc, (United Kingdom)	1,167
3	CMS Energy Corp.	54
9	Dominion Resources, Inc.	479
1	DTE Energy Co.	40
19	GDF Suez, (France)	569
9	NorthWestern Corp.	281
7	PG&E Corp.	279
16	Public Service Enterprise Group, Inc.	544
33	Sempra Energy	1,676
21	Suez Environnement Co., (France)	298

		5,756

	Total Utilities	13,378

	Total Common Stocks (Cost $377,230)	360,401

Preferred Stocks — 0.4%
Consumer Discretionary — 0.1%
	Automobiles — 0.1%
8	Volkswagen AG, (Germany)	1,020

Consumer Staples — 0.1%
	Beverages — 0.1%
21	Cia de Bebidas das Americas, (Brazil), ADR	650

Financials — 0.1%
	Commercial Banks — 0.1%
29	Banco do Estado do Rio Grande do Sul, (Brazil)	244
10	Itau Unibanco Holding S.A., (Brazil), ADR	149
46	Itausa - Investimentos Itau S.A., (Brazil)	231

	Total Financials	624

Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
19	Telecomunicacoes de Sao Paulo S.A., (Brazil), ADR	512

	Total Preferred Stocks (Cost $2,781)	2,806

PRINCIPAL AMOUNT ($)
Asset-Backed Securities — 1.5%
56	AH Mortgage Advance Trust, Series SART-1, Class A1, 2.630%, 05/10/42 (e) (m) Ally Auto Receivables Trust,	56
42	Series 2010-1, Class A3, 1.450%, 05/15/14 (m)	43
67	Series 2010-3, Class A4, 1.550%, 08/17/15 (m)	68
97	Series 2010-4, Class A3, 0.910%, 11/17/14 (m)	97
82	Series 2011-3, Class A3, 0.970%, 08/17/15 (m)	82
53	AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A3, 1.170%, 01/08/16	53
57	Bank of America Auto Trust, Series 2010-2, Class A3, 1.310%, 07/15/14	57
525	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-1, Class 1A7, SUB, 3.985%, 11/25/33	463
200	Chrysler Financial Auto Securitization Trust, Series 2010- A, Class A3, 0.910%, 08/08/13	200

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
150	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 09/20/19	179
	CNH Equipment Trust,
67	Series 2010-A, Class A3, 1.540%, 07/15/14	67
100	Series 2011-A, Class A3, 1.200%, 05/16/16	101
1,101	Credit-Based Asset Servicing and Securitization LLC, Series 2005- CB4, Class AF4, SUB, 5.028%, 08/25/35	1,078
	CS First Boston Mortgage Securities Corp.,
42	Series 2002-HE4, Class AF, 5.510%, 08/25/32	39
61	Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	60
100	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	108
1,587	Equity One ABS, Inc., Series 2003-1, Class M1, VAR, 4.860%, 07/25/33	1,340
100	Ford Credit Auto Owner Trust, Series 2011-B, Class A3, 0.840%, 06/15/15	100
60	Honda Auto Receivables Owner Trust, Series 2011-1, Class A4, 1.800%, 04/17/17	61
	Hyundai Auto Receivables Trust,
65	Series 2010-B, Class A4, 1.630%, 03/15/17	66
57	Series 2011-B, Class A4, 1.650%, 02/15/17	58
	John Deere Owner Trust,
32	Series 2009-B, Class A3, 1.570%, 10/15/13	32
55	Series 2011-A, Class A3, 1.290%, 01/15/16	56
	MASTR Asset Backed Securities Trust,
625	Series 2002-OPT1, Class M3, VAR, 3.760%, 11/25/32	546
250	Series 2005-OPT1, Class M1, VAR, 0.635%, 03/25/35	212
	Mercedes-Benz Auto Receivables Trust,
66	Series 2010-1, Class A3, 1.420%, 08/15/14	67
68	Series 2011-1, Class A3, 0.850%, 03/16/15	68
1,179	Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M1, VAR, 1.285%, 05/25/33	919
250	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.685%, 03/25/35	170
1,132	Option One Mortgage Loan Trust, Series 2004-2, Class M2, VAR, 1.810%, 05/25/34	805
675	Renaissance Home Equity Loan Trust, Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	594
508	Residential Asset Mortgage Products Inc., Series 2004-RS4, Class AI6, VAR, 5.072%, 04/25/34	472
750	Residential Asset Securities Corp., Series 2003-KS4, Class AI6, VAR, 3.870%, 05/25/33	703
300	Series 2005-KS7, Class M1, VAR, 0.675%, 08/25/35	283
200	Series 2005-KS9, Class A3, VAR, 0.605%, 10/25/35	188
88	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	89
180	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.505%, 06/25/35	165

	Total Asset-Backed Securities (Cost $9,919)	9,745

Collateralized Mortgage Obligations — 9.9%
	Agency CMO — 8.9%
310	Federal Home Loan Banks, Series TQ-2015, Class A, 5.065%, 10/20/15	341
398	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	458
	Federal Home Loan Mortgage Corp. REMICS,
7	Series 1087, Class I, 8.500%, 06/15/21	9
7	Series 1136, Class H, 6.000%, 09/15/21	7
194	Series 1617, Class PM, 6.500%, 11/15/23	208
152	Series 1710, Class GH, 8.000%, 04/15/24	186
108	Series 1732, Class K, 6.500%, 05/15/24	117
142	Series 1843, Class Z, 7.000%, 04/15/26	149
180	Series 2033, Class K, 6.050%, 08/15/23	183

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
1,592	Series 2097, Class PD, 8.000%, 11/15/28	1,953
66	Series 2115, Class PE, 6.000%, 01/15/14	68
384	Series 2378, Class BD, 5.500%, 11/15/31	411
69	Series 2391, Class QR, 5.500%, 12/15/16	73
179	Series 2394, Class MC, 6.000%, 12/15/16	193
216	Series 2405, Class JF, 6.000%, 01/15/17	230
115	Series 2425, Class OB, 6.000%, 03/15/17	124
327	Series 2455, Class GK, 6.500%, 05/15/32	376
95	Series 2457, Class PE, 6.500%, 06/15/32	109
248	Series 2473, Class JZ, 6.500%, 07/15/32	282
31	Series 2503, Class TG, 5.500%, 09/15/17	33
34	Series 2508, Class AQ, 5.500%, 10/15/17	36
135	Series 2515, Class DE, 4.000%, 03/15/32	139
127	Series 2522, Class AH, 5.250%, 02/15/32	131
241	Series 2527, Class BP, 5.000%, 11/15/17	259
135	Series 2531, Class HN, 5.000%, 12/15/17	145
108	Series 2538, Class CB, 5.000%, 12/15/17	116
500	Series 2564, Class NK, 5.000%, 02/15/18	543
500	Series 2575, Class PE, 5.500%, 02/15/33	556
500	Series 2586, Class WG, 4.000%, 03/15/33	539
250	Series 2594, Class OL, 5.000%, 04/15/18	276
129	Series 2595, Class HO, 4.500%, 03/15/23	141
126	Series 2617, Class TJ, 4.500%, 08/15/16	127
350	Series 2627, Class KM, 4.500%, 06/15/18	379
576	Series 2636, Class Z, 4.500%, 06/15/18	616
358	Series 2651, Class VZ, 4.500%, 07/15/18	383
180	Series 2657, Class ME, 5.000%, 10/15/22	196
400	Series 2663, Class VQ, 5.000%, 06/15/22	444
200	Series 2685, Class DT, 5.000%, 10/15/23	231
175	Series 2686, Class GC, 5.000%, 10/15/23	194
301	Series 2695, Class DE, 4.000%, 01/15/17	307
500	Series 2699, Class TC, 4.000%, 11/15/18	533
400	Series 2715, Class NG, 4.500%, 12/15/18	442
133	Series 2727, Class PE, 4.500%, 07/15/32	145
111	Series 2733, Class PC, 4.500%, 06/15/28	111
405	Series 2744, Class TU, 5.500%, 05/15/32	429
783	Series 2744, Class VD, 5.500%, 02/15/26	888
228	Series 2748, Class LE, 4.500%, 12/15/17	235
241	Series 2756, Class NA, 5.000%, 02/15/24	268
365	Series 2763, Class PD, 4.500%, 12/15/17	375
150	Series 2764, Class OE, 4.500%, 03/15/19	166
219	Series 2773, Class CD, 4.500%, 04/15/24	237
79	Series 2775, Class WA, 4.500%, 04/15/19	83
15	Series 2778, Class TD, 4.250%, 06/15/33	15
63	Series 2780, Class JA, 4.500%, 04/15/19	66
71	Series 2780, Class JG, 4.500%, 04/15/19	74
450	Series 2780, Class MD, 5.000%, 09/15/31	460
318	Series 2780, Class TH, 5.000%, 09/15/29	324
179	Series 2783, Class AT, 4.000%, 04/15/19	192
100	Series 2809, Class UB, 4.000%, 09/15/17	102
100	Series 2809, Class UC, 4.000%, 06/15/19	106
859	Series 2835, Class HB, 5.500%, 08/15/24	938
250	Series 2852, Class NY, 5.000%, 09/15/33	280
455	Series 2864, Class NB, 5.500%, 07/15/33	514
226	Series 2864, Class PE, 5.000%, 06/15/33	244
350	Series 2872, Class GC, 5.000%, 11/15/29	358

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
400	Series 2877, Class AD, 4.000%, 10/15/19	422
150	Series 2899, Class KB, 4.500%, 03/15/19	159
333	Series 2901, Class KB, 5.000%, 12/15/34	376
310	Series 2910, Class BE, 4.500%, 12/15/19	340
300	Series 2921, Class MD, 5.000%, 06/15/33	313
85	Series 2922, Class GA, 5.500%, 05/15/34	94
88	Series 2931, Class AM, 4.500%, 07/15/19	92
520	Series 2931, Class DC, 4.000%, 06/15/18	542
195	Series 2966, Class NC, 5.000%, 04/15/31	200
300	Series 2988, Class TY, 5.500%, 06/15/25	333
200	Series 2989, Class TG, 5.000%, 06/15/25	221
52	Series 2998, Class PK, 5.500%, 07/15/35	53
125	Series 3000, Class PB, 3.900%, 01/15/23	131
105	Series 3004, Class HK, 5.500%, 07/15/35	112
500	Series 3028, Class ME, 5.000%, 02/15/34	554
290	Series 3031, Class AG, 5.000%, 02/15/34	319
209	Series 3036, Class ND, 5.000%, 05/15/34	231
100	Series 3064, Class OG, 5.500%, 06/15/34	110
114	Series 3077, Class TO, PO, 04/15/35	111
500	Series 3078, Class PD, 5.500%, 07/15/34	551
550	Series 3084, Class BH, 5.500%, 12/15/35	641
550	Series 3098, Class KG, 5.500%, 01/15/36	641
330	Series 3098, Class PE, 5.000%, 06/15/34	362
243	Series 3102, Class CE, 5.500%, 01/15/26	276
395	Series 3106, Class PD, 5.500%, 06/15/34	431
260	Series 3113, Class QD, 5.000%, 06/15/34	284
200	Series 3121, Class JD, 5.500%, 03/15/26	220
500	Series 3135, Class JC, 6.000%, 08/15/33	534
300	Series 3151, Class PD, 6.000%, 11/15/34	324
350	Series 3151, Class UC, 5.500%, 08/15/35	389
350	Series 3178, Class PC, 5.500%, 12/15/32	369
500	Series 3184, Class PD, 5.500%, 07/15/34	537
242	Series 3212, Class BK, 5.500%, 09/15/36	275
126	Series 3216, Class JA, 5.500%, 11/15/24	128
187	Series 3261, Class MA, 5.500%, 01/15/17	195
370	Series 3312, Class LB, 5.500%, 11/15/25	387
600	Series 3334, Class CD, 6.000%, 07/15/34	637
179	Series 3334, Class MC, 5.000%, 04/15/33	183
361	Series 3349, Class DP, 6.000%, 09/15/36	412
386	Series 3653, Class HJ, 5.000%, 04/15/40	426
180	Series 3688, Class GT, VAR, 7.158%, 11/15/46	209
234	Series 3747, Class HI, IO, 4.500%, 07/15/37	33
300	Series 3874, Class DW, 3.500%, 06/15/21	320
15	Series 50, Class I, 8.000%, 06/15/20	17
173	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	192
	Federal National Mortgage Association-Aces,
260	Series 2011-M2, Class A2, 3.645%, 07/25/21	273
400	Series 2011-M4, Class A2, 3.726%, 06/25/21	422
86	Federal National Mortgage Association Interest STRIPS, Series 293, Class 1, PO, 12/01/24	83
	Federal National Mortgage Association REMICS,
11	Series 1990-7, Class B, 8.500%, 01/25/20	13
3	Series 1990-35, Class E, 9.500%, 04/25/20	4
13	Series 1990-76, Class G, 7.000%, 07/25/20	14
38	Series 1990-106, Class J, 8.500%, 09/25/20	44
6	Series 1991-73, Class A, 8.000%, 07/25/21	7

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
114	Series 1992-112, Class GB, 7.000%, 07/25/22	128
47	Series 1992-195, Class C, 7.500%, 10/25/22	53
39	Series 1997-42, Class PG, 7.000%, 07/18/12	40
165	Series 1998-37, Class VZ, 6.000%, 06/17/28	185
302	Series 1998-66, Class B, 6.500%, 12/25/28	336
186	Series 2002-19, Class PE, 6.000%, 04/25/17	199
341	Series 2002-24, Class AJ, 6.000%, 04/25/17	374
430	Series 2002-55, Class PG, 5.500%, 09/25/32	483
71	Series 2002-63, Class KC, 5.000%, 10/25/17	76
189	Series 2002-63, Class LB, 5.500%, 10/25/17	203
124	Series 2003-21, Class OU, 5.500%, 03/25/33	138
1,000	Series 2003-24, Class BC, 5.000%, 04/25/18	1,082
105	Series 2003-33, Class AC, 4.250%, 03/25/33	111
500	Series 2003-39, Class PG, 5.500%, 05/25/23	569
500	Series 2003-48, Class TC, 5.000%, 06/25/23	563
97	Series 2003-53, Class JL, 5.000%, 12/25/31	100
93	Series 2003-58, Class AD, 3.250%, 07/25/33	96
66	Series 2003-63, Class PE, 3.500%, 07/25/33	70
150	Series 2003-67, Class KE, 5.000%, 07/25/33	172
33	Series 2003-67, Class VQ, 7.000%, 01/25/19	33
195	Series 2003-78, Class B, 5.000%, 08/25/23	219
167	Series 2003-81, Class CB, 4.750%, 09/25/18	174
500	Series 2003-81, Class LC, 4.500%, 09/25/18	543
194	Series 2003-81, Class YC, 5.000%, 09/25/33	203
505	Series 2003-83, Class PG, 5.000%, 06/25/23	546
219	Series 2003-110, Class WA, 4.000%, 08/25/33	231
246	Series 2003-113, Class KA, 4.500%, 11/25/18	253
500	Series 2003-122, Class TE, 5.000%, 12/25/22	544
113	Series 2003-131, Class CH, 5.500%, 01/25/34	132
805	Series 2004-32, Class AY, 4.000%, 05/25/19	866
500	Series 2004-36, Class PC, 5.500%, 02/25/34	565
640	Series 2004-53, Class NC, 5.500%, 07/25/24	682
228	Series 2005-5, Class CK, 5.000%, 01/25/35	242
300	Series 2005-18, Class EG, 5.000%, 03/25/25	322
47	Series 2005-23, Class TG, 5.000%, 04/25/35	52
220	Series 2005-29, Class WC, 4.750%, 04/25/35	243
107	Series 2005-34, Class PC, 5.500%, 06/25/32	111
188	Series 2005-38, Class TB, 6.000%, 11/25/34	218
500	Series 2005-44, Class PE, 5.000%, 07/25/33	545
300	Series 2005-58, Class EP, 5.500%, 07/25/35	338
500	Series 2005-67, Class HG, 5.500%, 01/25/35	566
283	Series 2005-68, Class BC, 5.250%, 06/25/35	313
400	Series 2005-118, Class PN, 6.000%, 01/25/32	426
633	Series 2006-43, Class LB, 5.500%, 04/25/35	704
385	Series 2006-45, Class NW, 5.500%, 01/25/35	428
296	Series 2007-65, Class KI, IF, IO, 6.385%, 07/25/37	37
500	Series 2007-79, Class PC, 5.000%, 01/25/32	524
400	Series 2008-65, Class CD, 4.500%, 08/25/23	440
130	Series 2008-68, Class VN, 5.500%, 03/25/27	143
550	Series 2008-70, Class BY, 4.000%, 08/25/23	595
158	Series 2009-37, Class KI, IF, IO, 5.765%, 06/25/39	19
271	Series 2009-50, Class PT, VAR, 5.969%, 05/25/37	304
180	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	25
222	Series 2009-86, Class OT, PO, 10/25/37	197
664	Series 2009-92, Class AD, 6.000%, 11/25/39	747
671	Series 2009-112, Class ST, IF, IO, 6.015%, 01/25/40	78

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
360	Series 2010-35, Class SB, IF, IO, 6.185%, 04/25/40	38
1,057	Series 2010-37, Class CY, 5.000%, 04/25/40	1,204
571	Series 2010-64, Class DM, 5.000%, 06/25/40	621
462	Series 2010-64, Class EH, 5.000%, 10/25/35	494
354	Series 2010-111, Class AE, 5.500%, 04/25/38	375
274	Series 2011-22, Class MA, 6.500%, 04/25/38	310
150	Series 2011-52, Class KB, 5.500%, 06/25/41	180
150	Series 2011-52, Class LB, 5.500%, 06/25/41	178
79	Series G92-35, Class E, 7.500%, 07/25/22	88
	Government National Mortgage Association,
390	Series 2005-48, Class CY, 5.000%, 06/20/35	447
235	Series 2005-92, Class CD, 5.000%, 01/20/32	256
300	Series 2006-38, Class SG, IF, IO, 6.420%, 09/20/33	24
400	Series 2006-69, Class MB, 5.500%, 12/20/36	467
290	Series 2007-26, Class SW, IF, IO, 5.970%, 05/20/37	42
469	Series 2008-33, Class PB, 5.500%, 04/20/38	544
250	Series 2008-42, Class PB, 5.500%, 08/20/36	278
119	Series 2008-62, Class SA, IF, IO, 5.920%, 07/20/38	15
278	Series 2008-68, Class PQ, 5.500%, 04/20/38	306
250	Series 2008-71, Class PB, 6.000%, 07/20/37	278
290	Series 2008-76, Class US, IF, IO, 5.670%, 09/20/38	35
438	Series 2008-95, Class DS, IF, IO, 7.070%, 12/20/38	71
280	Series 2009-72, Class SM, IF, IO, 6.021%, 08/16/39	34
610	Series 2009-106, Class ST, IF, IO, 5.770%, 02/20/38	88
298	Series 2010-14, Class QP, 6.000%, 12/20/39	323
242	Series 2010-157, Class OP, PO, 12/20/40	200
195	Series 2011-97, Class WA, VAR, 6.071%, 11/20/38	221

		58,102

	Non-Agency CMO — 1.0%
586	Banc of America Alternative Loan Trust, Series 2004-9, Class 4A1, 5.500%, 10/25/19	592
250	Banc of America Mortgage Securities, Inc., Series 2003-3, Class 1A7, 5.500%, 05/25/33	256
16	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	16
	Citicorp Mortgage Securities, Inc.,
173	Series 2004-4, Class A4, 5.500%, 06/25/34	180
292	Series 2005-7, Class 1A6, 5.500%, 10/25/35	291
97	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.250%, 09/25/33	102
	Countrywide Alternative Loan Trust,
84	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	85
541	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	518
423	Series 2004-30CB, Class 3A1, 5.000%, 02/25/20	422
179	Credit Suisse Mortgage Capital Certificates, Series 2011-7R, Class A1, VAR, 1.471%, 08/28/47 (e)	179
132	CS First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	137
13	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35	12
	GSR Mortgage Loan Trust,
150	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	156
52	Series 2004-8F, Class 2A3, 6.000%, 09/25/34 JP Morgan Mortgage Trust,	54
233	Series 2006-A2, Class 5A3, VAR, 2.806%, 11/25/33	214
118	Series 2007-A1, Class 5A5, VAR, 2.860%, 07/25/35	111
83	MASTR Alternative Loans Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	86
25	MASTR Asset Securitization Trust, Series 2003-11, Class 3A1, 4.500%, 12/25/18	26
92	Medallion Trust, (Australia), Series 2005-2G, Class A, VAR, 0.338%, 08/22/36	89
	Morgan Stanley Mortgage Loan Trust,
172	Series 2004-3, Class 4A, VAR, 5.651%, 04/25/34	174

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
292	Series 2004-4, Class 2A, VAR, 6.343%, 09/25/34	290
	Opteum Mortgage Acceptance Corp.,
519	Series 2005-3, Class A1B, 0.495%, 07/25/35	472
1,503	Series 2005-3, Class APT, VAR, 0.525%, 07/25/35	1,131
84	PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	86
102	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	105
	Residential Accredit Loans, Inc.,
34	Series 2004-QS3, Class CB, 5.000%, 03/25/19	34
42	Series 2004-QS8, Class A12, 5.000%, 06/25/34	42
107	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	110
42	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 5.020%, 12/25/33	42
	WaMu Mortgage Pass-Through Certificates,
72	Series 2003-AR9, Class 1A6, VAR, 2.473%, 09/25/33	68
56	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	58
	Wells Fargo Mortgage-Backed Securities Trust,
59	Series 2004-7, Class 2A2, 5.000%, 07/25/19	61
39	Series 2004-EE, Class 3A1, VAR, 2.786%, 12/25/34	38

		6,237

	Total Collateralized Mortgage Obligations (Cost $60,633)	64,339

Commercial Mortgage-Backed Securities — 0.5%
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
100	Series 2005-3, Class A4, 4.668%, 07/10/43	107
100	Series 2005-3, Class AM, 4.727%, 07/10/43	97
50	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	55
347	Series 2005-6, Class ASB, VAR, 5.367%, 09/10/47	362
300	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	323
150	Series 2006-4, Class A4, 5.634%, 07/10/46	162
100	Series 2006-5, Class A4, 5.414%, 09/10/47	104
100	Bear Stearns Commercial Mortgage Securities, Series 2006- PW11, Class A4, VAR, 5.620%, 03/11/39	109
140	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	146
150	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	141
200	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	213
200	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class AJ, VAR, 5.534%, 08/12/37	178
213	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 03/15/36	224
100	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.855%, 05/12/39	110
4,696	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.344%, 12/12/49 (e)	59
9,609	Morgan Stanley Capital I, Series 2007-HQ11, Class X, IO, VAR, 0.403%, 02/12/44 (e)	79
150	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.947%, 08/15/39	162
500	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	505

	Total Commercial Mortgage- Backed Securities (Cost $3,073)	3,136

Corporate Bonds — 8.3%
Consumer Discretionary — 0.8%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
60	4.250%, 03/01/21	63
125	5.000%, 03/30/20	138

		201

	Automobiles — 0.1%
	Daimler Finance North America LLC,
350	1.950%, 03/28/14 (e)	347
100	6.500%, 11/15/13	110

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Automobiles — Continued
		457

	Broadcasting & Cable TV — 0.0% (g)
100	DISH DBS Corp., 7.875%, 09/01/19	102

	Diversified Consumer Services — 0.0% (g)
100	Service Corp. International, 7.000%, 05/15/19	101

	Hotels, Restaurants & Leisure — 0.0% (g)
100	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	98

	Household Durables — 0.0% (g)
33	Newell Rubbermaid, Inc., 4.700%, 08/15/20	34

	Media — 0.6%
120	CBS Corp., 7.875%, 07/30/30	152
37	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13 (m)	41
	Comcast Corp.,
145	4.950%, 06/15/16 (a)	161
200	5.850%, 11/15/15	227
55	6.300%, 11/15/17	64
70	6.400%, 03/01/40	81
100	6.450%, 03/15/37	115
	Cox Communications, Inc.,
125	5.450%, 12/15/14	138
25	8.375%, 03/01/39 (e)	35
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
275	5.000%, 03/01/21	291
150	6.000%, 08/15/40	160
47	Discovery Communications LLC, 4.375%, 06/15/21	49
	NBC Universal Media LLC,
200	2.100%, 04/01/14	203
115	4.375%, 04/01/21	118
95	5.150%, 04/30/20	104
	News America, Inc.,
45	6.150%, 02/15/41	48
250	6.750%, 01/09/38	287
110	6.900%, 08/15/39	125
130	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	130
	Time Warner Cable, Inc.,
115	5.875%, 11/15/40	118
125	7.300%, 07/01/38	152
120	8.750%, 02/14/19	153
155	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	202
	Time Warner, Inc.,
110	6.250%, 03/29/41	125
110	6.500%, 11/15/36	125
250	7.625%, 04/15/31 (m)	312

		3,716

	Multiline Retail — 0.1%
	Target Corp.,
140	1.125%, 07/18/14	141
200	7.000%, 01/15/38	274

		415

	Specialty Retail — 0.0% (g)
115	Home Depot, Inc., 5.950%, 04/01/41	137

	Total Consumer Discretionary	5,261

Consumer Staples — 0.6%
	Beverages — 0.2%
100	Anheuser-Busch Cos., Inc., 7.550%, 10/01/30	142
	Anheuser-Busch InBev Worldwide, Inc.,
45	1.500%, 07/14/14	45
355	5.375%, 01/15/20	414
150	Coca-Cola Co. (The), 4.875%, 03/15/19	175
100	Constellation Brands, Inc., 7.250%, 05/15/17	105
250	PepsiCo, Inc., 3.125%, 11/01/20	256

		1,137

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
100	4.125%, 05/15/21	104
105	5.750%, 05/15/41	118
55	CVS Pass-Through Trust, 6.943%, 01/10/30	62
105	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40	109
	Kroger Co. (The),
25	5.400%, 07/15/40	27
150	6.400%, 08/15/17	178
	Wal-Mart Stores, Inc.,
150	5.000%, 10/25/40	171
90	6.200%, 04/15/38	116

		885

	Food Products — 0.2%
	Bunge Ltd. Finance Corp.,
100	5.875%, 05/15/13	105
100	8.500%, 06/15/19	125
150	Cargill, Inc., 6.000%, 11/27/17 (e)	177
71	General Mills, Inc., 6.000%, 02/15/12 (m)	72
66	Kellogg Co., 3.250%, 05/21/18	70
	Kraft Foods, Inc.,
498	5.375%, 02/10/20	563
100	6.500%, 08/11/17	119
100	7.000%, 08/11/37	129

		1,360

	Household Products — 0.0% (g)
200	Procter & Gamble Co. (The), 1.450%, 08/15/16	200

	Tobacco — 0.1%
260	Altria Group, Inc., 4.750%, 05/05/21 (m)	269

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Tobacco — Continued
	Philip Morris International, Inc.,
85	5.650%, 05/16/18	100
50	6.375%, 05/16/38	65

		434

	Total Consumer Staples	4,016

Energy — 0.5%
	Energy Equipment & Services — 0.1%
195	Ensco plc, (United Kingdom), 4.700%, 03/15/21	199
125	Halliburton Co., 8.750%, 02/15/21	177
100	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	100
50	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	55

		531

	Oil, Gas & Consumable Fuels — 0.4%
50	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31 (m)	61
	Anadarko Petroleum Corp.,
125	5.950%, 09/15/16	137
190	6.375%, 09/15/17	213
100	Apache Corp., 5.250%, 02/01/42	113
165	Canadian Natural Resources Ltd., (Canada), 4.900%, 12/01/14	180
200	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	216
245	ConocoPhillips, 6.500%, 02/01/39 Devon Energy Corp.,	325
160	2.400%, 07/15/16	162
100	6.300%, 01/15/19	121
175	Encana Corp., (Canada), 6.625%, 08/15/37	202
	Energy Transfer Partners LP,
45	4.650%, 06/01/21	43
105	6.050%, 06/01/41	98
70	Kinder Morgan Energy Partners LP, 6.375%, 03/01/41	74
270	Occidental Petroleum Corp., 1.750%, 02/15/17	268
90	ONEOK Partners LP, 6.125%, 02/01/41	100
115	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	121
	Suncor Energy, Inc., (Canada),
100	6.100%, 06/01/18	116
160	6.500%, 06/15/38	187
5	6.850%, 06/01/39	6
128	Total Capital S.A., (France), 4.125%, 01/28/21	139
57	Valero Energy Corp., 6.625%, 06/15/37	61

		2,943

	Total Energy	3,474

Financials — 3.2%
	Capital Markets — 0.6%
	Bank of New York Mellon Corp. (The),
100	2.950%, 06/18/15	104
100	4.150%, 02/01/21	106
100	BlackRock, Inc., 6.250%, 09/15/17	116
255	Credit Suisse, (Switzerland), 6.000%, 02/15/18	259
300	Credit Suisse USA, Inc., 5.125%, 08/15/15	316
	Goldman Sachs Group, Inc. (The),
75	3.700%, 08/01/15	73
375	4.750%, 07/15/13	386
25	5.950%, 01/18/18	26
130	6.150%, 04/01/18	135
265	6.250%, 02/01/41	258
100	7.500%, 02/15/19	111
100	Jefferies Group, Inc., 8.500%, 07/15/19	111
205	Lehman Brothers Holdings Capital Trust VII, 5.857%, 05/31/12 (d) (f) (i) (x)	–	(h)
450	Lehman Brothers Holdings, Inc., 6.625%, 01/18/12 (d)	106
	Macquarie Group Ltd., (Australia),
80	6.250%, 01/14/21 (e)	76
100	7.300%, 08/01/14 (e) Merrill Lynch & Co., Inc.,	108
100	6.400%, 08/28/17	97
100	6.875%, 04/25/18	100
	Morgan Stanley,
270	3.450%, 11/02/15	249
200	5.450%, 01/09/17	193
140	5.500%, 07/28/21	130
125	5.625%, 09/23/19	117
500	5.750%, 10/18/16	494
100	5.750%, 01/25/21	92
70	6.625%, 04/01/18	69
	Nomura Holdings, Inc., (Japan),
100	5.000%, 03/04/15	105
100	6.700%, 03/04/20	112
150	UBS AG, (Switzerland), 5.750%, 04/25/18	154

		4,203

	Commercial Banks — 0.9%
	Bank of Nova Scotia, (Canada),
49	3.400%, 01/22/15	51
150	4.375%, 01/13/21	164
	Barclays Bank plc, (United Kingdom),
300	5.200%, 07/10/14	307
100	6.750%, 05/22/19	108
63	BB&T Corp., 2.050%, 04/28/14	64
250	BNP Paribas S.A., (France), 3.250%, 03/11/15	243
150	BPCE S.A., (France), 2.375%, 10/04/13 (e)	146

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Commercial Banks — Continued
150	Branch Banking & Trust Co., 4.875%, 01/15/13	153
60	Capital One Financial Corp., 4.750%, 07/15/21	60
120	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	118
200	DnB NOR Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	202
200	Fifth Third Bancorp, 3.625%, 01/25/16	203
300	HSBC Bank plc, (United Kingdom), 4.750%, 01/19/21 (e)	310
270	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	278
	ING Bank N.V., (Netherlands),
100	2.000%, 10/18/13 (e)	98
200	4.000%, 03/15/16 (e)	201
150	KeyCorp, 6.500%, 05/14/13	160
95	Lloyds TSB Bank plc, (United Kingdom), 6.375%, 01/21/21	94
250	National City Corp., 4.900%, 01/15/15	271
195	PNC Funding Corp., 2.700%, 09/19/16	195
	Rabobank Nederland N.V., (Netherlands),
35	2.125%, 10/13/15	35
120	4.500%, 01/11/21	130
185	Royal Bank of Scotland plc (The), (United Kingdom), 4.875%, 03/16/15	181
310	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	337
300	SunTrust Banks, Inc., 5.000%, 09/01/15	319
	Svenska Handelsbanken AB, (Sweden),
105	4.875%, 06/10/14 (e)	111
100	5.125%, 03/30/20 (e)	108
108	Toronto-Dominion Bank (The), (Canada), 2.500%, 07/14/16	111
67	U.S. Bancorp, 4.125%, 05/24/21	72
50	UnionBanCal Corp., 5.250%, 12/16/13	54
300	Wachovia Bank N.A., 5.600%, 03/15/16	327
200	Wachovia Corp., 5.750%, 02/01/18	225
490	Wells Fargo & Co., VAR, 3.676%, 06/15/16	510

		5,946

	Consumer Finance — 0.3%
250	American Express Co., 7.000%, 03/19/18	296
150	American Honda Finance Corp., 7.625%, 10/01/18 (e)	187
	Capital One Bank USA N.A.,
200	6.500%, 06/13/13	213
250	8.800%, 07/15/19	295
150	Capital One Financial Corp., 3.150%, 06/15/16	149
100	Ford Motor Credit Co. LLC, 6.625%, 08/15/17	104
	HSBC Finance Corp.,
100	5.000%, 06/30/15	103
300	VAR, 0.499%, 01/15/14	283
50	RCI Banque S.A., (France), 4.600%, 04/12/16 (e)	49

		1,679

	Diversified Financial Services — 0.9%
	Bank of America Corp.,
130	3.625%, 03/17/16	118
110	3.750%, 07/12/16	100
200	4.500%, 04/01/15	190
70	5.000%, 05/13/21	62
130	5.625%, 07/01/20	120
585	5.650%, 05/01/18	556
500	7.625%, 06/01/19	525
100	Caterpillar Financial Services Corp., 7.150%, 02/15/19	129
	Citigroup, Inc.,
36	4.587%, 12/15/15	37
85	4.750%, 05/19/15	87
644	5.000%, 09/15/14	632
220	5.375%, 08/09/20	228
295	5.500%, 10/15/14	306
185	5.875%, 05/29/37	177
200	8.500%, 05/22/19	242
65	CME Group, Inc., 5.750%, 02/15/14	71
35	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	35
	General Electric Capital Corp.,
225	2.250%, 11/09/15	222
100	4.375%, 09/16/20	102
200	4.625%, 01/07/21	207
150	5.625%, 05/01/18	164
550	5.875%, 02/15/12 (m)	561
370	5.875%, 01/14/38	379
200	Hutchison Whampoa International 03/13 Ltd., (Cayman Islands), 6.500%, 02/13/13 (e)	212
55	Xstrata Finance Canada Ltd., (Canada), 5.800%, 11/15/16 (e)	60

		5,522

	Insurance — 0.4%
100	ACE INA Holdings, Inc., 5.875%, 06/15/14 (m)	111
350	Allstate Corp. (The), 6.125%, 02/15/12 (m)	356
355	American International Group, Inc., 6.400%, 12/15/20	362
	Aon Corp.,
53	3.125%, 05/27/16	53
28	6.250%, 09/30/40	34

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Insurance — Continued
100	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	114
	CNA Financial Corp.,
15	5.850%, 12/15/14	16
30	5.875%, 08/15/20	31
100	6.500%, 08/15/16	107
65	Hartford Financial Services Group, Inc., 6.625%, 03/30/40	61
25	Lincoln National Corp., 4.850%, 06/24/21	24
180	MetLife, Inc., 4.750%, 02/08/21	187
	Metropolitan Life Global Funding I,
100	3.125%, 01/11/16 (e)	103
100	5.125%, 04/10/13 (e)	105
100	New York Life Global Funding, 5.375%, 09/15/13 (e)	108
50	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	67
100	Principal Life Income Funding Trusts, 5.100%, 04/15/14	108
370	Prudential Financial, Inc., 7.375%, 06/15/19	434
75	Travelers Property Casualty Corp., 7.750%, 04/15/26	99

		2,480

	Real Estate Investment Trusts (REITs) — 0.1%
60	CommonWealth REIT, 6.650%, 01/15/18	67
40	Duke Realty LP, 6.750%, 03/15/20	41
225	HCP, Inc., 5.375%, 02/01/21	226
	Simon Property Group LP,
17	5.650%, 02/01/20	19
100	6.125%, 05/30/18	112
100	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	111

		576

	Thrifts & Mortgage Finance — 0.0% (g)
190	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	192

	Total Financials	20,598

Health Care — 0.4%
	Biotechnology — 0.1%
	Amgen, Inc.,
150	4.100%, 06/15/21	161
100	5.650%, 06/15/42	121
190	Gilead Sciences, Inc., 4.500%, 04/01/21	205

		487

	Health Care Providers & Services — 0.1%
135	CIGNA Corp., 4.375%, 12/15/20	141
100	Coventry Health Care, Inc., 5.450%, 06/15/21	108
120	Express Scripts, Inc., 3.125%, 05/15/16	121
40	McKesson Corp., 6.000%, 03/01/41	51
100	Medco Health Solutions, Inc., 7.125%, 03/15/18	121
75	Roche Holdings, Inc., 7.000%, 03/01/39 (e)	107
135	UnitedHealth Group, Inc., 5.700%, 10/15/40	154
100	WellPoint, Inc., 5.800%, 08/15/40	118

		921

	Pharmaceuticals — 0.2%
175	Abbott Laboratories, 5.300%, 05/27/40 (m)	208
100	Mylan, Inc., 7.625%, 07/15/17 (e)	104
125	Pfizer, Inc., 7.200%, 03/15/39	183
135	Sanofi, (France), 1.200%, 09/30/14	135
200	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands Antilles), 3.000%, 06/15/15	210
85	Watson Pharmaceuticals, Inc., 6.125%, 08/15/19	100

		940

	Total Health Care	2,348

Industrials — 0.6%
	Aerospace & Defense — 0.1%
100	Honeywell International, Inc., 4.250%, 03/01/21	111
	Lockheed Martin Corp.,
140	2.125%, 09/15/16	139
200	4.250%, 11/15/19	218
100	Northrop Grumman Corp., 5.050%, 08/01/19	113
180	United Technologies Corp., 5.400%, 05/01/35	211

		792

	Airlines — 0.0% (g)
23	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21 (m)	21
95	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	95
113	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	114
20	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	19
17	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	17

		266

	Commercial Services & Supplies — 0.1%
	Pitney Bowes, Inc.,
150	4.875%, 08/15/14	161

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Commercial Services & Supplies — Continued
50	5.000%, 03/15/15	53
	Waste Management, Inc.,
180	2.600%, 09/01/16	180
37	4.600%, 03/01/21	40
100	4.750%, 06/30/20	109

		543

	Industrial Conglomerates — 0.1%
61	Danaher Corp., 3.900%, 06/23/21	65
180	General Electric Co., 5.250%, 12/06/17	200
40	Koninklijke Philips Electronics N.V., (Netherlands), 5.750%, 03/11/18	46
35	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	46

		357

	Machinery — 0.0% (g)
	Caterpillar, Inc.,
100	3.900%, 05/27/21	108
155	5.200%, 05/27/41	181

		289

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
500	4.100%, 06/01/21	532
100	5.650%, 05/01/17	116
30	5.750%, 05/01/40	35
200	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	263
150	CSX Corp., 7.375%, 02/01/19	190
391	Norfolk Southern Corp., 4.837%, 10/01/41 (e)	409
	Ryder System, Inc.,
43	3.500%, 06/01/17	44
20	3.600%, 03/01/16	21
218	Union Pacific Corp., 4.163%, 07/15/22 (e)	233

		1,843

	Total Industrials	4,090

Information Technology — 0.3%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
100	4.450%, 01/15/20	110
200	5.500%, 01/15/40	231

		341

	Computers & Peripherals — 0.1%
160	Dell, Inc., 4.625%, 04/01/21	169
	Hewlett-Packard Co.,
120	4.300%, 06/01/21	121
30	6.000%, 09/15/41	32
100	International Business Machines Corp., 5.700%, 09/14/17	119

		441

	Electronic Equipment, Instruments & Components — 0.0% (g)
150	Arrow Electronics, Inc., 6.000%, 04/01/20	160

	Internet Software & Services — 0.0% (g)
100	eBay, Inc., 3.250%, 10/15/20	99

	IT Services — 0.0% (g)
75	HP Enterprise Services LLC, Series B, 6.000%, 08/01/13	81

	Office Electronics — 0.0% (g)
	Xerox Corp.,
150	4.500%, 05/15/21	150
100	5.625%, 12/15/19	108

		258

	Semiconductors & Semiconductor Equipment — 0.0% (g)
180	Intel Corp., 1.950%, 10/01/16	181
92	Texas Instruments, Inc., 2.375%, 05/16/16	95

		276

	Software — 0.1%
	Oracle Corp.,
55	3.875%, 07/15/20 (e)	58
100	5.250%, 01/15/16	115
170	6.125%, 07/08/39	217

		390

	Total Information Technology	2,046

Materials — 0.2%
	Chemicals — 0.0% (g)
38	Dow Chemical Co. (The), 4.250%, 11/15/20	38
100	Praxair, Inc., 5.200%, 03/15/17	116
150	Union Carbide Corp., 7.750%, 10/01/96	179

		333

	Construction Materials — 0.0% (g)
44	CRH America, Inc., 6.000%, 09/30/16	47

	Metals & Mining — 0.2%
125	ArcelorMittal, (Luxembourg), 6.750%, 03/01/41	108
170	Barrick Gold Corp., (Canada), 2.900%, 05/30/16	172
50	Barrick North America Finance LLC, 5.700%, 05/30/41	54
	Rio Tinto Finance USA Ltd., (Australia),
95	2.250%, 09/20/16	95
150	2.500%, 05/20/16	152
100	4.125%, 05/20/21	103
35	8.950%, 05/01/14	41
	Vale Overseas Ltd., (Cayman Islands),
150	4.625%, 09/15/20	145
105	5.625%, 09/15/19	110
60	6.875%, 11/21/36	65

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Metals & Mining — Continued
		1,045

	Total Materials	1,425

Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.4%
	AT&T, Inc.,
105	4.450%, 05/15/21 (m)	112
250	4.850%, 02/15/14 (m)	269
6	5.350%, 09/01/40	6
335	6.300%, 01/15/38 (m)	384
250	BellSouth Corp., 6.000%, 10/15/11 (m)	251
100	British Telecommunications plc, (United Kingdom), 9.875%, 12/15/30	145
210	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/18	280
100	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	118
110	France Telecom S.A., (France), 4.125%, 09/14/21	109
150	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	149
	Telefonica Emisiones SAU, (Spain),
145	5.462%, 02/16/21	138
100	6.221%, 07/03/17	101
	Verizon Communications, Inc.,
100	4.600%, 04/01/21	111
110	6.100%, 04/15/18	131
115	6.350%, 04/01/19	138

		2,442

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
200	2.375%, 09/08/16 (m)	193
240	5.000%, 03/30/20 (m)	254
100	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	101
125	Vodafone Group plc, (United Kingdom), 5.625%, 02/27/17	143

		691

	Total Telecommunication Services	3,133

Utilities — 1.2%
	Electric Utilities — 0.7%
100	Appalachian Power Co., 4.600%, 03/30/21	108
100	Carolina Power & Light Co., 5.125%, 09/15/13	108
90	CenterPoint Energy Houston Electric LLC, Series M2, 5.750%, 01/15/14	98
86	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	88
	Commonwealth Edison Co.,
200	1.625%, 01/15/14	202
190	3.400%, 09/01/21	190
215	Consolidated Edison Co. of New York, Inc., 5.850%, 04/01/18	260
500	Duke Energy Carolinas LLC, 6.250%, 01/15/12 (m)	507
130	Duke Energy Corp., 5.050%, 09/15/19	147
100	Enel Finance International N.V., (Luxembourg), 5.125%, 10/07/19 (e)	94
140	Entergy Arkansas, Inc., 3.750%, 02/15/21	142
94	Exelon Generation Co. LLC, 5.750%, 10/01/41	102
60	FirstEnergy Corp., Series C, 7.375%, 11/15/31	74
50	Florida Power & Light Co., 5.950%, 10/01/33	63
	Georgia Power Co.,
145	3.000%, 04/15/16	152
200	4.250%, 12/01/19	221
35	Great Plains Energy, Inc., 4.850%, 06/01/21	37
100	Indiana Michigan Power Co., 7.000%, 03/15/19	123
210	LG&E and KU Energy LLC, 2.125%, 11/15/15	205
	Nevada Power Co.,
20	5.375%, 09/15/40	23
34	5.450%, 05/15/41	40
50	6.500%, 08/01/18	60
35	Nisource Finance Corp., 5.950%, 06/15/41	38
110	NV Energy, Inc., 6.250%, 11/15/20	115
60	Oglethorpe Power Corp., 5.375%, 11/01/40	68
85	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40	95
100	Pacific Gas & Electric Co., 6.050%, 03/01/34	119
10	PacifiCorp, 5.650%, 07/15/18	12
200	Pennsylvania Electric Co., 6.050%, 09/01/17	228
125	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e)	133
117	Progress Energy, Inc., 4.400%, 01/15/21	126
	Southern California Edison Co.,
40	4.500%, 09/01/40	43
100	6.650%, 04/01/29	130
200	Southwestern Public Service Co., 8.750%, 12/01/18	272

		4,423

	Gas Utilities — 0.2%
	AGL Capital Corp.,

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Gas Utilities — Continued
100	5.250%, 08/15/19 (m)	112
18	5.875%, 03/15/41 (m)	21
150	ANR Pipeline Co., 9.625%, 11/01/21 (m)	228
	DCP Midstream LLC,
140	5.350%, 03/15/20 (e)	147
60	9.750%, 03/15/19 (e)	80
	Enterprise Products Operating LLC,
30	5.700%, 02/15/42	32
40	6.450%, 09/01/40	45
150	6.650%, 04/15/18	177
150	9.750%, 01/31/14	176
165	Plains All American Pipeline LP/PAA Finance Corp., 5.750%, 01/15/20	180
160	Rockies Express Pipeline LLC, 3.900%, 04/15/15 (e)	164

		1,362

	Independent Power Producers & Energy Traders — 0.0% (g)
188	PSEG Power LLC, 5.125%, 04/15/20	204
50	Southern Power Co., 5.150%, 09/15/41	52

		256

	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
235	5.200%, 08/15/19	271
210	6.250%, 06/30/12 (m)	218
40	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12 (m)	43
	MidAmerican Energy Holdings Co.,
100	5.750%, 04/01/18	115
120	6.125%, 04/01/36	144
35	6.500%, 09/15/37	44
100	Sempra Energy, 9.800%, 02/15/19	140
95	Xcel Energy, Inc., 4.700%, 05/15/20	106

		1,081

	Water Utilities — 0.1%
	American Water Capital Corp.,
120	6.085%, 10/15/17	141
100	6.593%, 10/15/37	118

		259

	Total Utilities	7,381

	Total Corporate Bonds (Cost $52,543)	53,772

	Foreign Government Security — 0.0% (g)
60	Mexico Government International Bond, (Mexico), 6.375%, 01/16/13 (Cost $60)	64

SHARES
	Investment Companies — 15.6%
23	Cohen & Steers Infrastructure Fund, Inc.,	361
2,482	JPMorgan Emerging Markets Debt Fund, Select Class Shares (b)	19,430
1,006	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	19,361
6,062	JPMorgan High Yield Fund, Class R6 (b)	45,346
920	JPMorgan International Realty Fund, Select Class Shares (b)	7,156
1,010	JPMorgan Realty Income Fund, Institutional Class Shares (b)	8,932

	Total Investment Companies (Cost $94,224)	100,586

PRINCIPAL AMOUNT ($)
	Mortgage Pass-Through Securities — 1.2%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
162	5.500%, 02/01/24	175
43	6.000%, 04/01/14	46
7	6.500%, 03/01/13 - 06/01/13	8
7	7.000%, 06/01/13	7
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
168	6.500%, 11/01/22 - 03/01/26	186
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
493	4.500%, 05/01/41	523
98	6.000%, 12/01/36	108
4	6.500%, 02/01/26	5
4	7.000%, 02/01/26	5
20	7.500%, 05/01/26 - 08/01/27	23
15	8.000%, 04/01/25 - 05/01/25	18
11	8.500%, 07/01/26	13
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
25	7.000%, 12/01/14 - 03/01/16	26
999	Federal National Mortgage Association, 3.738%, 06/01/18	1,070
	Federal National Mortgage Association Pool,
200	3.370%, 11/01/20	208
248	3.810%, 01/01/19	265
246	4.369%, 02/01/20	272
298	4.640%, 01/01/21	334
	Federal National Mortgage Association, 15 Year, Single Family,
46	4.500%, 05/01/19	49
53	5.000%, 10/01/19	58
503	6.000%, 01/01/14 - 01/01/24	547

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Mortgage Pass-Through Securities — Continued
19	6.500%, 04/01/13	20
9	7.000%, 06/01/13	10
	Federal National Mortgage Association, 30 Year, Single Family,
314	5.000%, 03/01/36	339
597	6.000%, 12/01/32 - 04/01/35	663
611	6.500%, 02/01/26 - 10/01/38	680
237	7.000%, 03/01/26 - 04/01/37	272
33	7.500%, 05/01/26 - 11/01/26	37
52	8.000%, 11/01/22 - 06/01/24	61
26	8.500%, 11/01/18	29
24	9.000%, 08/01/24	28
	Federal National Mortgage Association, Other,
148	2.490%, 10/01/17	150
200	3.380%, 01/01/18	210
200	3.480%, 12/01/20	209
150	3.590%, 10/01/20	158
299	4.330%, 04/01/21	338
	Government National Mortgage Association II, 30 Year, Single Family,
10	8.000%, 07/20/28	12
50	8.500%, 09/20/25	59
32	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 09/15/13	33
	Government National Mortgage Association, 30 Year, Single Family,
67	6.500%, 01/15/24 - 03/15/28	78
116	7.000%, 04/15/24 - 05/15/26	135
21	7.500%, 06/15/25 - 05/15/26	25
36	8.000%, 04/15/24 - 09/15/27	41
74	8.500%, 06/15/22 - 12/15/22	87
3	10.000%, 07/15/18	4

	Total Mortgage Pass-Through Securities (Cost $7,274)	7,624

	Municipal Bonds — 0.1%
	New York — 0.0% (g)
35	New York State Dormitory Authority, Build America Bonds, Series 2010, Rev., 5.600%, 03/15/40	43
150	Port Authority of New York & New Jersey, Taxable Construction 164th, Rev., 5.647%, 11/01/40	175

		218

	Ohio — 0.1%
210	American Municipal Power, Inc., Build America Bonds, Series B, Class B, Rev., 7.499%, 02/15/50	282

	Total Municipal Bonds (Cost $395)	500

	Supranational — 0.0% (g)
64	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $65)	65

	U.S. Government Agency Securities — 0.0% (g)
	Tennessee Valley Authority,
44	4.625%, 09/15/60	54
65	5.250%, 09/15/39	83

	Total U.S. Government Agency Securities (Cost $108)	137

	U.S. Treasury Obligations — 4.2%
	U.S. Treasury Bonds,
113	4.375%, 05/15/41 (m)	146
3,500	5.375%, 02/15/31 (m)	4,924
4,000	6.250%, 08/15/23 (m)	5,701
3,000	U.S. Treasury Bonds STRIPS, 08/15/16 (m)	2,856
	U.S. Treasury Notes,
305	0.625%, 06/30/12 - 07/15/14 (m)	307
80	0.750%, 11/30/11	80
7,955	0.875%, 01/31/12 (m)	7,976
280	1.000%, 05/15/14 (m)	284
185	1.500%, 07/31/16 (m)	190
150	2.000%, 04/30/16 (m)	158
2,000	2.625%, 12/31/14 (m)	2,136
1,000	2.625%, 02/29/16 (m)	1,079
600	3.125%, 10/31/16 (m)	663
35	3.125%, 05/15/21 (m)	39
95	4.250%, 09/30/12	99
255	4.250%, 11/15/14	285

	Total U.S. Treasury Obligations (Cost $24,388)	26,923

NUMBER OF RIGHTS
Rights — 0.0% (g)
Financials — 0.0% (g)
	Commercial Banks — 0.0% (g)
41	Banco Bilbao Vizcaya Argentaria S.A., (Spain), expiring 10/14/11 (a) (Cost $—)	6

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 2.6%
	Investment Company — 2.6%
16,682	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $16,682)	16,682

	Total Investments — 100.0% (Cost $649,375)	646,786
	Other Assets in Excess of Liabilities — 0.0%	162

	NET ASSETS — 100.0%	$646,948

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
16	10 Year Commonwealth Treasury Bond	12/15/11	$1,769	$(15)
39	S&P/TSX 60 Index	12/15/11	4,948	(201)
18	DAX	12/16/11	3,298	165
50	Dow Jones Euro STOXX 50 Index	12/16/11	1,444	93
1	E-mini Russell 2000	12/16/11	64	— (h)
428	E-mini S&P 500	12/16/11	24,096	(724)
40	10 Year Government of Canada Bond	12/19/11	5,073	116
91	10 Year U.S. Treasury Note	12/20/11	11,839	126
4	30 Year U.S. Treasury Bond	12/20/11	571	21
27	Long Gilt	12/28/11	5,473	131
13	2 Year U.S. Treasury Note	12/30/11	2,863	(4)
2	5 Year U.S. Treasury Note	12/30/11	245	— (h)

	Short Futures Outstanding
(141)	OMX Stockholm 30 Index	10/21/11	(1,868)	(57)
(19)	Hang Seng Index	10/28/11	(2,125)	60
(31)	Euro Bund	12/08/11	(5,669)	(122)
(3)	10 Year Japanese Government Bond	12/09/11	(5,532)	(15)
(63)	SFE SPI 200 Index	12/15/11	(6,096)	147
(17)	E-mini Russell 2000	12/16/11	(1,091)	76
(58)	FTSE 100 Index	12/16/11	(4,604)	84
(27)	10 Year U.S. Treasury Note	12/20/11	(3,512)	(18)
(64)	5 Year U.S. Treasury Note	12/30/11	(7,839)	(23)

				$(160)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 09/30/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
93,765	GBP
148,935	for AUD	Barclays Bank plc	11/21/11	$143	#	$146	#	$3
90,112	GBP
144,556	for AUD	State Street Corp.	11/21/11	139	#	140	#	1
297,869	AUD
187,530	for GBP	Barclays Bank plc	11/21/11	292	#	286	#	(6)
111,105	CAD
8,262,557	for JPY	Royal Bank of Canada	11/21/11	107	#	106	#	(1)
1,451,891	HKD
1,183,691	for SEK	Royal Bank of Canada	11/21/11	173	#	187	#	14
3,721,531	AUD	Royal Bank of Canada	11/21/11	3,851		3,579		(272)
273,029	AUD	Westpac Banking Corp.	11/21/11	291		263		(28)
534,050	CHF	HSBC Bank, N.A.	11/21/11	607		590		(17)
943,364	CHF	Royal Bank of Canada	11/21/11	1,192		1,042		(150)
74,268	EUR	Citibank, N.A.	11/21/11	107		100		(7)
109,675	EUR	Credit Suisse International	11/21/11	158		147		(11)
213,613	EUR	HSBC Bank, N.A.	11/21/11	308		286		(22)
45,268	EUR	Royal Bank of Canada	11/21/11	63		61		(2)
681,537	EUR	Westpac Banking Corp.	11/21/11	972		913		(59)
47,950	GBP	HSBC Bank, N.A.	11/21/11	78		75		(3)
39,574	GBP	Morgan Stanley	11/21/11	66		62		(4)
413,947	GBP	Westpac Banking Corp.	11/21/11	669		645		(24)
42,149,770	JPY	Royal Bank of Canada	11/21/11	551		547		(4)
51,418,061	JPY	State Street Corp.	11/21/11	669		667		(2)
17,892,816	JPY	Union Bank of Switzerland AG	11/21/11	234		232		(2)
884,988	NOK	State Street Corp.	11/21/11	163		150		(13)
6,144,874	SEK	Royal Bank of Canada	11/21/11	960		893		(67)
788,910	SGD	Royal Bank of Canada	11/21/11	651		603		(48)

				$12,444		$11,720		$(724)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 09/30/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
161,608	AUD	Barclays Bank plc	11/21/11	$164		$155		$9
797,340	CAD	Royal Bank of Canada	11/21/11	808		760		48
492,075	DKK	Royal Bank of Canada	11/21/11	95		89		6
946,448	EUR	BNP Paribas	11/21/11	1,352		1,267		85
455,336	EUR	HSBC Bank, N.A.	11/21/11	623		610		13
2,460,110	EUR	Royal Bank of Canada	11/21/11	3,528		3,295		233
222,192	EUR	Westpac Banking Corp.	11/21/11	320		298		22
254,309	GBP	Barclays Bank plc	11/21/11	410		396		14
595,016	GBP	BNP Paribas	11/21/11	965		928		37
1,077,042	GBP	Royal Bank of Canada	11/21/11	1,773		1,679		94
3,057,889	HKD	Royal Bank of Canada	11/21/11	393		393		— (h)
50,024,672	JPY	HSBC Bank, N.A.	11/21/11	652		649		3
1,097,824	NOK	Royal Bank of Canada	11/21/11	202		187		15

				$11,285		$10,706		$579

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 09/30/11 of the currency being sold, and the value at 09/30/11 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2011.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2011.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2011.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,093
Aggregate gross unrealized depreciation	(49,682)

Net unrealized appreciation/depreciation	$(2,589)

Federal income tax cost of investments	$649,375

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$36,593	$12,076	$—		$48,669
Consumer Staples	18,854	12,755	—		31,609
Energy	25,550	13,150	—		38,700
Financials	41,729	18,780	—		60,509
Health Care	31,973	8,336	—		40,309
Industrials	26,135	13,185	—		39,320
Information Technology	45,633	10,213	—		55,846
Materials	8,944	9,360	—		18,304
Telecommunication Services	7,137	6,620	—		13,757
Utilities	9,696	3,682	—		13,378
Total Common Stocks	252,244	108,157	—		360,401
Preferred Stocks
Consumer Discretionary	—	1,020	—		1,020
Consumer Staples	—	650	—		650
Financials	475	149	—		624
Telecommunication Services	—	512	—		512
Total Preferred Stocks	475	2,331	—		2,806
Debt Securities
Asset-Backed Securities	—	9,745	—		9,745
Collateralized Mortgage
Obligations	—	64,339	—		64,339
Commercial Mortgage-Backed
Securities	—	3,136	—		3,136
Corporate Bonds
Consumer Discretionary	—	5,261	—		5,261
Consumer Staples	—	4,016	—		4,016
Energy	—	3,474	—		3,474
Financials	—	20,598	—	(a)	20,598
Health Care	—	2,348	—		2,348
Industrials	—	4,090	—		4,090
Information Technology	—	2,046	—		2,046
Materials	—	1,425	—		1,425

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

Telecommunication Services	—	3,133	—		3,133
Utilities	—	7,381	—		7,381
Total Corporate Bonds	—	53,772	—	(a)	53,772
Foreign Government Securities	—	64	—		64
Mortgage Pass-Through Securities	—	7,624	—		7,624
Municipal Bonds	—	500	—		500
Supranational	—	65	—		65
U.S. Government Agency Securities	—	137	—		137
U.S. Treasury Obligations	—	26,923	—		26,923
Investment Companies	100,586	—	—		100,586
Rights
Financials	—	6	—		6
Short-Term Investments
Investment Companies	16,682	—	—		16,682
Total Investments in Securities	$369,987	$276,799	$—	(a)	$646,786
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	597	—		597
Futures Contracts	1,019	—	—		1,019
Total Appreciation in Other Financial Instruments	$1,019	$597	$—		$1,616
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(742)	—		(742)
Futures Contracts	(1,179)	—	—		(1,179)
Total Depreciation in Other Financial Instruments	$(1,179)	$(742)	$—		$(1,921)

(a)	Amount rounds to less than $1,000.

There were no significant transfers between Levels 1 and 2 during the three months ended September 30, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounrs in thousands):

	Balance as of 6/30/2011		Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net amortization (accretion)	Purchases[1]	Sales[2]	Settlements	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/2011
Investments in Securities
Common Stocks - Australia	$—	(a)	$—	$—	(a)	$—	$—	$—	$—	$—	$—	$—	(a)
Total	$—	(a)	$—	$—	(a)	$—	$—	$—	$—	$—	$—	$—	(a)

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to less than $1,000.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.5%
Consumer Discretionary — 21.7%
	Hotels, Restaurants & Leisure — 6.2%
20	McDonald’s Corp.	1,754
3	Wynn Resorts Ltd.	322

		2,076

	Internet & Catalog Retail — 9.7%
8	Amazon.com, Inc. (a)	1,688
1	NetFlix, Inc. (a)	150
3	priceline.com, Inc. (a)	1,425

		3,263

	Media — 4.1%
33	DIRECTV, Class A (a)	1,389

	Textiles, Apparel & Luxury Goods — 1.7%
7	Fossil, Inc. (a)	562

	Total Consumer Discretionary	7,290

Energy — 7.5%

	Energy Equipment & Services — 7.5%
24	National Oilwell Varco, Inc.	1,239
22	Schlumberger Ltd.	1,296

	Total Energy	2,535

Financials — 4.7%

	Consumer Finance — 4.7%
39	Capital One Financial Corp.	1,561

Health Care — 17.3%

	Biotechnology — 7.9%
9	Biogen Idec, Inc. (a)	873
29	Celgene Corp. (a)	1,785

		2,658

	Health Care Providers & Services — 3.2%
29	Express Scripts, Inc. (a)	1,078

	Health Care Technology — 1.9%
10	Cerner Corp. (a)	651

	Pharmaceuticals — 4.3%
10	Allergan, Inc.	859
16	Valeant Pharmaceuticals International, Inc., (Canada)	584

		1,443

	Total Health Care	5,830

Industrials — 9.7%

	Construction & Engineering — 2.4%
17	Fluor Corp.	801

	Machinery — 2.0%
8	Cummins, Inc.	660

	Road & Rail — 5.3%
36	Kansas City Southern (a)	1,796

	Total Industrials	3,257

Information Technology — 35.6%

	Communications Equipment — 6.5%
27	Juniper Networks, Inc. (a)	469
35	QUALCOMM, Inc.	1,723

		2,192

	Computers & Peripherals — 15.9%
9	Apple, Inc. (a)	3,404
55	EMC Corp. (a)	1,148
23	NetApp, Inc. (a)	778

		5,330

	Internet Software & Services — 1.2%
4	Baidu, Inc., (China), ADR (a)	417

	IT Services — 7.1%
22	Cognizant Technology Solutions Corp., Class A (a)	1,381
3	MasterCard, Inc., Class A	993

		2,374

	Semiconductors & Semiconductor Equipment — 3.0%
40	ARM Holdings plc, (United Kingdom), ADR	1,019

	Software — 1.9%
6	Salesforce.com, Inc. (a)	649

	Total Information Technology	11,981

Materials — 1.0%

	Chemicals — 1.0%
3	CF Industries Holdings, Inc.	327

	Total Common Stocks (Cost $35,996)	32,781

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 2.9%

	Investment Company — 2.9%
983	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $983)	983

	Total Investments — 100.4% (Cost $36,979)	33,764
	Liabilities in Excess of Other Assets — (0.4)%	(125)

	NET ASSETS — 100.0%	$33,639

Percentages indicated are based on net assets.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,483
Aggregate gross unrealized depreciation	(4,698)

Net unrealized appreciation/depreciation	$(3,215)

Federal income tax cost of investments	$36,979

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$32,745	$1,019	$—	$33,764

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

(a)	Portfolio holdings designated as Level 1 and 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.0%
Consumer Discretionary — 19.9%
	Auto Components — 1.2%
79	Gentex Corp.	1,904
70	Tenneco, Inc. (a)	1,788

		3,692

	Automobiles — 0.5%
61	Tesla Motors, Inc. (a) (c)	1,495

	Diversified Consumer Services — 2.0%
102	American Public Education, Inc. (a) (c)	3,458
46	Sotheby’s	1,278
16	Strayer Education, Inc.	1,196

		5,932

	Hotels, Restaurants & Leisure — 5.7%
60	BJ’s Restaurants, Inc. (a)	2,635
338	Boyd Gaming Corp. (a)	1,656
153	Bravo Brio Restaurant Group, Inc. (a)	2,546
121	Life Time Fitness, Inc. (a)	4,454
450	Morgans Hotel Group Co. (a)	2,698
83	Vail Resorts, Inc. (c)	3,131

		17,120

	Household Durables — 0.6%
120	Skullcandy, Inc. (a)	1,699

	Internet & Catalog Retail — 0.8%
71	HomeAway, Inc. (a)	2,370

	Media — 3.5%
31	Morningstar, Inc.	1,750
287	National CineMedia, Inc.	4,167
154	ReachLocal, Inc. (a)	1,671
230	Regal Entertainment Group, Class A (c)	2,697

		10,285

	Specialty Retail — 1.3%
75	Francesca’s Holdings Corp. (a)	1,582
152	Lumber Liquidators Holdings, Inc. (a) (c)	2,294

		3,876

	Textiles, Apparel & Luxury Goods — 4.3%
60	Crocs, Inc. (a)	1,418
44	Deckers Outdoor Corp. (a)	4,103
80	Oxford Industries, Inc.	2,750
129	Vera Bradley, Inc. (a)	4,666

		12,937

	Total Consumer Discretionary	59,406

Consumer Staples — 1.1%
	Food & Staples Retailing — 1.1%
89	Fresh Market, Inc. (The) (a) (c)	3,411

Energy — 5.1%
	Energy Equipment & Services — 3.3%
20	CARBO Ceramics, Inc.	2,018
64	Dril-Quip, Inc. (a)	3,456
186	Global Geophysical Services, Inc. (a)	1,483
113	Superior Energy Services, Inc. (a)	2,960

		9,917

	Oil, Gas & Consumable Fuels — 1.8%
215	Lone Pine Resources, Inc., (Canada) (a)	1,416
518	Magnum Hunter Resources Corp. (a)	1,716
109	Petroleum Development Corp. (a)	2,108

		5,240

	Total Energy	15,157

Financials — 7.2%
	Capital Markets — 4.4%
40	Affiliated Managers Group, Inc. (a)	3,084
73	Cohen & Steers, Inc. (c)	2,112
133	Financial Engines, Inc. (a)	2,410
42	Greenhill & Co., Inc.	1,211
329	PennantPark Investment Corp.	2,936
47	Stifel Financial Corp. (a)	1,240

		12,993

	Commercial Banks — 1.0%
41	City National Corp.	1,563
31	Signature Bank (a)	1,482

		3,045

	Real Estate Investment Trusts (REITs) — 1.8%
40	BRE Properties, Inc.	1,706
100	Douglas Emmett, Inc. (m)	1,717
33	Home Properties, Inc.	1,845

		5,268

	Total Financials	21,306

Health Care — 20.3%
	Biotechnology — 4.6%
68	Acorda Therapeutics, Inc. (a)	1,350
198	Ariad Pharmaceuticals, Inc. (a)	1,742
105	AVEO Pharmaceuticals, Inc. (a)	1,616
104	Cubist Pharmaceuticals, Inc. (a)	3,674
340	Halozyme Therapeutics, Inc. (a)	2,088
215	Idenix Pharmaceuticals, Inc. (a)	1,075
72	Onyx Pharmaceuticals, Inc. (a)	2,162

		13,707

	Health Care Equipment & Supplies — 6.3%
373	DynaVox, Inc., Class A (a)	1,344
463	Imris, Inc., (Canada) (a)	1,807
229	Insulet Corp. (a) (c)	3,495
97	Masimo Corp.	2,108
222	MELA Sciences, Inc. (a) (c)	983
334	Syneron Medical Ltd., (Israel) (a)	3,313
65	Thoratec Corp. (a)	2,113
168	Tornier N.V., (Netherlands) (a)	3,446

		18,609

	Health Care Providers & Services — 3.6%
229	Emeritus Corp. (a)	3,228
117	Health Net, Inc. (a)	2,768

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Providers & Services — Continued
133	Healthspring, Inc. (a)	4,835

		10,831

	Health Care Technology — 1.4%
298	Omnicell, Inc. (a)	4,101

	Life Sciences Tools & Services — 1.7%
206	Bruker Corp. (a)	2,792
171	Fluidigm Corp. (a)	2,381

		5,173

	Pharmaceuticals — 2.7%
117	Aegerion Pharmaceuticals, Inc. (a)	1,487
88	Impax Laboratories, Inc. (a)	1,576
210	Nektar Therapeutics (a)	1,018
118	Sagent Pharmaceuticals, Inc. (a)	2,397
82	ViroPharma, Inc. (a)	1,478

		7,956

	Total Health Care	60,377

Industrials — 19.4%
	Aerospace & Defense — 2.5%
143	DigitalGlobe, Inc. (a)	2,776
95	HEICO Corp. (c)	4,683

		7,459

	Building Products — 1.7%
116	Simpson Manufacturing Co., Inc. (c)	2,881
131	Trex Co., Inc. (a)	2,099

		4,980

	Commercial Services & Supplies — 0.5%
30	Clean Harbors, Inc. (a)	1,519

	Electrical Equipment — 3.2%
86	Acuity Brands, Inc.	3,115
109	EnerSys (a)	2,183
94	Generac Holdings, Inc. (a)	1,763
108	General Cable Corp. (a)	2,513

		9,574

	Industrial Conglomerates — 0.9%
80	Carlisle Cos., Inc.	2,558

	Machinery — 3.5%
42	Graco, Inc.	1,444
54	Middleby Corp. (a)	3,832
103	Titan International, Inc.	1,539
68	Wabtec Corp.	3,613

		10,428

	Professional Services — 0.8%
140	Mistras Group, Inc. (a)	2,452

	Road & Rail — 4.4%
324	Avis Budget Group, Inc. (a)	3,129
171	Marten Transport Ltd.	2,950
134	Old Dominion Freight Line, Inc. (a)	3,875
177	Zipcar, Inc. (a) (c)	3,181

		13,135

	Trading Companies & Distributors — 1.9%
224	Rush Enterprises, Inc., Class A (a)	3,174
50	Watsco, Inc.	2,535

		5,709

	Total Industrials	57,814

Information Technology — 22.2%
	Communications Equipment — 1.4%
132	Aruba Networks, Inc. (a)	2,766
65	Riverbed Technology, Inc. (a)	1,302

		4,068

	Computers & Peripherals — 0.6%
98	Fusion-io, Inc. (a) (c)	1,866

	Internet Software & Services — 4.9%
140	Cornerstone OnDemand, Inc. (a)	1,755
176	DealerTrack Holdings, Inc. (a)	2,760
210	Envestnet, Inc. (a)	2,098
151	IntraLinks Holdings, Inc. (a)	1,136
84	LogMeIn, Inc. (a)	2,803
33	OpenTable, Inc. (a)	1,514
72	Rackspace Hosting, Inc. (a)	2,441

		14,507

	IT Services — 0.6%
139	ServiceSource International, Inc. (a)	1,835

	Semiconductors & Semiconductor Equipment — 4.3%
83	Cavium, Inc. (a)	2,245
68	Cymer, Inc. (a)	2,515
59	Hittite Microwave Corp. (a)	2,888
164	Inphi Corp. (a)	1,434
120	Mellanox Technologies Ltd., (Israel) (a)	3,736

		12,818

	Software — 10.4%
77	BroadSoft, Inc. (a)	2,336
60	Concur Technologies, Inc. (a) (c)	2,233
116	Fortinet, Inc. (a)	1,957
111	NetSuite, Inc. (a)	2,995
150	Nuance Communications, Inc. (a)	3,051
173	RealD, Inc. (a) (c)	1,620
159	RealPage, Inc. (a)	3,252
158	SolarWinds, Inc. (a)	3,472
136	Sourcefire, Inc. (a)	3,650
147	Taleo Corp., Class A (a)	3,771
113	TIBCO Software, Inc. (a)	2,529

		30,866

	Total Information Technology	65,960

Materials — 1.0%
	Chemicals — 0.8%
97	Innospec, Inc. (a)	2,351

	Metals & Mining — 0.2%
61	Commercial Metals Co.	577

	Total Materials	2,928

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
319	Boingo Wireless, Inc. (a)	2,282

	Total Common Stocks (Cost $304,611)	288,641

NUMBER OF WARRANTS
Warrant — 0.0% (g)
Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
51	Magnum Hunter Resources Corp.,
	expiring 12/31/49 (a)
	(Cost $—)	—

SHARES
Short-Term Investment — 2.3%
	Investment Company — 2.3%
6,940	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $ 6,940)	6,940

Investments of Cash Collateral for Securities on Loan — 4.5%
	Investment Company — 4.5%
13,508	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $13,508)	13,508

	Total Investments — 103.8%
	(Cost $325,059)	309,089
	Liabilities in Excess of Other
	Assets — (3.8)%	(11,391)

	NET ASSETS — 100.0%	$297,698

Percentages indicated are based on net assets.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,521
Aggregate gross unrealized depreciation	(49,491)

Net unrealized appreciation/depreciation	$(15,970)

Federal income tax cost of investments	$325,059

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$309,089	$—	$—	$309,089

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a warrant, which has a market value of zero. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.7%
Consumer Discretionary — 15.5%
		Hotels, Restaurants & Leisure — 3.3%
1		Marriott International, Inc., Class A	29
–	(h)	Wynn Resorts Ltd.	55

			84

		Internet & Catalog Retail — 8.8%
1		Amazon.com, Inc. (a)	149
–	(h)	priceline.com, Inc. (a)	75

			224

		Media — 1.3%
4		Gannett Co., Inc.	34

		Multiline Retail — 2.1%
1		Kohl’s Corp.	53

		Total Consumer Discretionary	395

Consumer Staples — 5.5%

		Beverages — 3.2%
1		Fortune Brands, Inc.	81

		Food & Staples Retailing — 2.3%
2		Walgreen Co.	59

		Total Consumer Staples	140

Energy — 8.9%

		Energy Equipment & Services — 2.7%
1		Schlumberger Ltd.	69

		Oil, Gas & Consumable Fuels — 6.2%
2		Devon Energy Corp.	122
2		Teekay Corp., (Canada)	37

			159

		Total Energy	228

Financials — 23.3%

		Capital Markets — 3.6%
1		Ameriprise Financial, Inc. (m)	48
4		Charles Schwab Corp. (The)	44

			92

		Commercial Banks — 5.8%
6		Wells Fargo & Co.	148

		Consumer Finance — 4.2%
3		Capital One Financial Corp.	107

		Insurance — 9.7%
2		Berkshire Hathaway, Inc., Class B (a)	128
3		Loews Corp.	117

			245

		Total Financials	592

Health Care — 10.1%

		Biotechnology — 2.8%
1		Biogen Idec, Inc. (a)	70

		Health Care Providers & Services — 4.1%
2		Express Scripts, Inc. (a)	76
1		Lincare Holdings, Inc.	28

			104

		Pharmaceuticals — 3.2%
5		Pfizer, Inc.	83

		Total Health Care	257

Industrials — 10.5%

		Commercial Services & Supplies — 2.3%
2		Republic Services, Inc.	58

		Machinery — 2.9%
2		Illinois Tool Works, Inc.	75

		Road & Rail — 5.3%
3		Kansas City Southern (a)	134

		Total Industrials	267

Information Technology — 20.4%

		Communications Equipment — 4.0%
2		QUALCOMM, Inc.	102

		Computers & Peripherals — 12.5%
1		Apple, Inc. (a)	224
3		EMC Corp. (a)	53
1		NetApp, Inc. (a)	42

			319

		IT Services — 3.9%
2		Cognizant Technology Solutions Corp., Class A (a)	99

		Total Information Technology	520

Materials — 3.5%

		Chemicals — 2.3%
1		Sherwin-Williams Co. (The)	58

		Containers & Packaging — 1.2%
1		Rock-Tenn Co., Class A	30

		Total Materials	88

		Total Common Stocks (Cost $2,912)	2,487

Short-Term Investment — 1.8%

		Investment Company — 1.8%
45		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $45)	45

		Total Investments — 99.5% (Cost $2,957)	2,532
		Other Assets in Excess of Liabilities — 0.5%	13

		NET ASSETS — 100.0%	$2,545

Percentages indicated are based on net assets.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2
Aggregate gross unrealized depreciation	(427)

Net unrealized appreciation/depreciation	$(425)

Federal income tax cost of investments	$2,957

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,532	$—	$—	$2,532

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.1%
Consumer Discretionary — 15.3%
	Hotels, Restaurants & Leisure — 3.1%
74	Marriott International, Inc., Class A	2,007
33	McDonald’s Corp.	2,872
69	Yum! Brands, Inc.	3,413

		8,292

	Internet & Catalog Retail — 0.6%
59	Expedia, Inc.	1,514

	Media — 5.1%
139	Comcast Corp., Class A	2,897
122	DISH Network Corp., Class A (a)	3,050
156	Gannett Co., Inc.	1,482
28	McGraw-Hill Cos., Inc. (The)	1,135
83	Time Warner, Inc.	2,475
80	Walt Disney Co. (The)	2,413

		13,452

	Specialty Retail — 4.5%
10	AutoZone, Inc. (a)	3,032
64	Gap, Inc. (The)	1,035
69	Home Depot, Inc.	2,281
36	Tiffany & Co.	2,184
59	TJX Cos., Inc.	3,289

		11,821

	Textiles, Apparel & Luxury Goods — 2.0%
32	NIKE, Inc., Class B	2,771
21	V.F. Corp.	2,515

		5,286

	Total Consumer Discretionary	40,365

Consumer Staples — 6.6%

	Beverages — 1.9%
56	Dr. Pepper Snapple Group, Inc.	2,180
54	Fortune Brands, Inc.	2,920

		5,100

	Food & Staples Retailing — 1.2%
94	Walgreen Co.	3,102

	Food Products — 0.8%
31	JM Smucker Co. (The)	2,244

	Household Products — 1.2%
50	Procter & Gamble Co. (The)	3,130

	Tobacco — 1.5%
64	Philip Morris International, Inc.	3,986

	Total Consumer Staples	17,562

Energy — 13.4%

	Oil, Gas & Consumable Fuels — 13.4%
75	Chevron Corp.	6,898
105	ConocoPhillips	6,634
118	Devon Energy Corp.	6,558
60	El Paso Corp.	1,049
30	Energen Corp.	1,206
32	EQT Corp.	1,697
99	Exxon Mobil Corp.	7,197
56	Teekay Corp., (Canada)	1,266
121	Williams Cos., Inc. (The)	2,940

	Total Energy	35,445

Financials — 26.2%

	Capital Markets — 6.2%
16	Affiliated Managers Group, Inc. (a)	1,233
56	Ameriprise Financial, Inc.	2,196
170	Charles Schwab Corp. (The)	1,915
133	Invesco Ltd.	2,066
126	Morgan Stanley	1,702
61	Northern Trust Corp.	2,120
107	T. Rowe Price Group, Inc.	5,102

		16,334

	Commercial Banks — 7.7%
73	BB&T Corp.	1,559
60	CIT Group, Inc. (a)	1,807
35	M&T Bank Corp.	2,418
260	U.S. Bancorp	6,109
353	Wells Fargo & Co.	8,505

		20,398

	Consumer Finance — 2.1%
122	American Express Co.	5,496

	Diversified Financial Services — 3.4%
246	Bank of America Corp.	1,507
181	Citigroup, Inc.	4,649
12	CME Group, Inc.	2,957

		9,113

	Insurance — 4.1%
101	Loews Corp.	3,493
69	Prudential Financial, Inc.	3,243
83	Validus Holdings Ltd., (Bermuda)	2,057
104	XL Group plc, (Ireland)	1,953

		10,746

	Real Estate Management & Development — 2.3%
138	Brookfield Asset Management, Inc., (Canada), Class A	3,799
170	Brookfield Office Properties, Inc.	2,343

		6,142

	Thrifts & Mortgage Finance — 0.4%
93	People’s United Financial, Inc.	1,059

	Total Financials	69,288

Health Care — 9.8%

	Health Care Equipment & Supplies — 1.9%
38	Baxter International, Inc.	2,127
20	Becton, Dickinson & Co.	1,452
30	Covidien plc, (Ireland)	1,324

		4,903

	Health Care Providers & Services — 2.4%
150	Lincare Holdings, Inc.	3,373
65	UnitedHealth Group, Inc.	3,007

		6,380

	Pharmaceuticals — 5.5%
28	Abbott Laboratories	1,447

JPMorgan Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Pharmaceuticals — Continued
57	Johnson & Johnson	3,613
209	Merck & Co., Inc.	6,845
155	Pfizer, Inc.	2,735

		14,640

	Total Health Care	25,923

Industrials — 9.3%

	Aerospace & Defense — 2.7%
71	Honeywell International, Inc.	3,109
23	L-3 Communications Holdings, Inc.	1,400
36	United Technologies Corp.	2,554

		7,063

	Electrical Equipment — 1.6%
40	Cooper Industries plc	1,831
59	Emerson Electric Co.	2,429

		4,260

	Industrial Conglomerates — 3.6%
37	3M Co.	2,678
445	General Electric Co.	6,785

		9,463

	Machinery — 1.4%
111	PACCAR, Inc.	3,761

	Total Industrials	24,547

Information Technology — 8.6%

	Communications Equipment — 1.2%
64	QUALCOMM, Inc.	3,098

	Computers & Peripherals — 2.9%
20	Apple, Inc. (a)	7,623

	Internet Software & Services — 0.5%
96	Yahoo!, Inc. (a)	1,269

	IT Services — 1.2%
19	International Business Machines Corp.	3,308

	Software — 2.8%
295	Microsoft Corp.	7,340

	Total Information Technology	22,638

Materials — 1.5%

	Chemicals — 1.1%
43	Dow Chemical Co. (The)	957
46	E.I. du Pont de Nemours & Co.	1,842

		2,799

	Containers & Packaging — 0.4%
27	Greif, Inc., Class A	1,150

	Total Materials	3,949

Telecommunication Services — 3.7%

	Diversified Telecommunication Services — 3.7%
79	AT&T, Inc.	2,245
73	CenturyLink, Inc.	2,418
140	Verizon Communications, Inc.	5,134

	Total Telecommunication Services	9,797

Utilities — 1.7%

	Multi-Utilities — 1.7%
149	CMS Energy Corp.	2,945
30	Sempra Energy	1,519

	Total Utilities	4,464

	Total Common Stocks (Cost $217,948)	253,978

Short-Term Investment — 3.4%

	Investment Company — 3.4%
8,879	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $8,879)	8,879

	Total Investments — 99.5% (Cost $226,827) 262,857
	Other Assets in Excess of Liabilities — 0.5%	1,268

	NET ASSETS — 100.0%	$264,125

Percentages indicated are based on net assets.

JPMorgan Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a) —	Non-income producing security.
(b) —	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l) —	The rate shown is the current yield as of September 30, 2011.
(m) —	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,048
Aggregate gross unrealized depreciation	(16,018)

Net unrealized appreciation/depreciation	$36,030

Federal income tax cost of investments	$226,827

JPMorgan Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$262,857	$—	$—	$262,857

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.4%
Consumer Discretionary — 9.5%
	Auto Components — 0.3%
128	TRW Automotive Holdings Corp. (a)	4,186

	Automobiles — 0.9%
1,063	Ford Motor Co. (a)	10,276
186	General Motors Co. (a)	3,750

		14,026

	Diversified Consumer Services — 0.5%
98	H&R Block, Inc.	1,303
94	Weight Watchers International, Inc.	5,481

		6,784

	Hotels, Restaurants & Leisure — 0.8%
181	Wyndham Worldwide Corp.	5,161
58	Wynn Resorts Ltd.	6,709

		11,870

	Household Durables — 0.4%
107	Tempur-Pedic International, Inc. (a)	5,608

	Internet & Catalog Retail — 0.6%
44	Amazon.com, Inc. (a)	9,536

	Media — 2.4%
350	CBS Corp., Class B	7,139
137	Time Warner Cable, Inc.	8,592
533	Viacom, Inc., Class B	20,660

		36,391

	Multiline Retail — 1.1%
68	Kohl's Corp.	3,358
469	Macy's, Inc.	12,334

		15,692

	Specialty Retail — 1.6%
21	AutoZone, Inc. (a)	6,607
273	GameStop Corp., Class A (a) (c)	6,297
146	Limited Brands, Inc.	5,638
166	Signet Jewelers Ltd., (Bermuda) (a)	5,601

		24,143

	Textiles, Apparel & Luxury Goods — 0.9%
72	Deckers Outdoor Corp. (a)	6,705
54	V.F. Corp.	6,611

		13,316

	Total Consumer Discretionary	141,552

Consumer Staples — 10.7%
	Beverages — 1.0%
193	Coca-Cola Enterprises, Inc.	4,799
329	Constellation Brands, Inc., Class A (a)	5,918
76	PepsiCo, Inc.	4,680

		15,397

	Food & Staples Retailing — 2.6%
916	Kroger Co. (The)	20,113
350	Wal-Mart Stores, Inc.	18,181

		38,294

	Food Products — 1.0%
189	Campbell Soup Co.	6,105
269	Smithfield Foods, Inc. (a)	5,245
186	Tyson Foods, Inc., Class A	3,222

		14,572

	Household Products — 2.4%
59	Colgate-Palmolive Co.	5,259
78	Energizer Holdings, Inc. (a)	5,149
363	Kimberly-Clark Corp.	25,805

		36,213

	Personal Products — 0.2%
51	Herbalife Ltd., (Cayman Islands)	2,744

	Tobacco — 3.5%
174	Lorillard, Inc.	19,229
542	Philip Morris International, Inc.	33,810

		53,039

	Total Consumer Staples	160,259

Energy — 10.6%
	Energy Equipment & Services — 1.2%
98	Diamond Offshore Drilling, Inc.	5,381
212	Halliburton Co.	6,473
111	National Oilwell Varco, Inc.	5,696

		17,550

	Oil, Gas & Consumable Fuels — 9.4%
495	Chevron Corp.	45,788
273	ConocoPhillips	17,267
905	Exxon Mobil Corp.	65,698
589	Marathon Oil Corp.	12,704

		141,457

	Total Energy	159,007

Financials — 15.0%
	Capital Markets — 1.3%
333	Ameriprise Financial, Inc.	13,095
61	Goldman Sachs Group, Inc. (The)	5,740

		18,835

	Commercial Banks — 3.2%
1,289	Huntington Bancshares, Inc.	6,187
381	PNC Financial Services Group, Inc.	18,360
113	SunTrust Banks, Inc.	2,021
866	Wells Fargo & Co.	20,892

		47,460

	Consumer Finance — 2.4%
357	Capital One Financial Corp.	14,148
973	Discover Financial Services	22,314

		36,462

	Diversified Financial Services — 1.5%
1,070	Bank of America Corp.	6,549
600	Citigroup, Inc.	15,372

		21,921

	Insurance — 4.3%
290	ACE Ltd., (Switzerland)	17,556
101	Endurance Specialty Holdings Ltd.,
	(Bermuda)	3,446
619	MetLife, Inc.	17,344
170	Protective Life Corp.	2,657

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
497	Prudential Financial, Inc.	23,303

		64,306

	Real Estate Investment Trusts (REITs) — 2.3%
402	Annaly Capital Management, Inc.	6,685
246	HCP, Inc.	8,618
141	Health Care REIT, Inc.	6,575
205	ProLogis, Inc.	4,959
73	Simon Property Group, Inc.	8,066

		34,903

	Total Financials	223,887

Health Care — 11.4%
	Biotechnology — 3.7%
400	Amgen, Inc.	21,953
200	Biogen Idec, Inc. (a)	18,658
392	Gilead Sciences, Inc. (a)	15,190

		55,801

	Health Care Equipment & Supplies — 1.8%
213	Baxter International, Inc.	11,974
296	Covidien plc, (Ireland)	13,067
59	Medtronic, Inc.	1,971

		27,012

	Health Care Providers & Services — 1.8%
146	Humana, Inc.	10,590
344	UnitedHealth Group, Inc.	15,865

		26,455

	Pharmaceuticals — 4.1%
205	Endo Pharmaceuticals Holdings, Inc. (a)	5,727
217	Merck & Co., Inc.	7,101
2,364	Pfizer, Inc.	41,791
469	Warner Chilcott plc, (Ireland), Class A (a)	6,704

		61,323

	Total Health Care	170,591

Industrials — 10.3%
	Aerospace & Defense — 2.3%
218	General Dynamics Corp.	12,385
510	Honeywell International, Inc.	22,403

		34,788

	Airlines — 1.3%
125	Alaska Air Group, Inc. (a)	7,042
453	Delta Air Lines, Inc. (a)	3,394
439	United Continental Holdings, Inc. (a)	8,513

		18,949

	Construction & Engineering — 0.4%
222	KBR, Inc.	5,253

	Industrial Conglomerates — 1.5%
560	Tyco International Ltd., (Switzerland)	22,812

	Machinery — 3.4%
254	Caterpillar, Inc.	18,763
105	Cummins, Inc.	8,591
87	Gardner Denver, Inc.	5,535
89	Joy Global, Inc.	5,520
125	Navistar International Corp. (a)	4,012
142	Parker Hannifin Corp.	8,977

		51,398

	Professional Services — 0.4%
93	Dun & Bradstreet Corp. (The)	5,704

	Road & Rail — 1.0%
257	Norfolk Southern Corp.	15,688

	Total Industrials	154,592

Information Technology — 17.8%
	Communications Equipment — 0.5%
172	QUALCOMM, Inc.	8,355

	Computers & Peripherals — 5.8%
190	Apple, Inc. (a)	72,501
223	EMC Corp. (a)	4,679
146	Hewlett-Packard Co.	3,284
144	SanDisk Corp. (a)	5,798

		86,262

	Electronic Equipment, Instruments & Components — 0.2%
308	Vishay Intertechnology, Inc. (a)	2,572

	Internet Software & Services — 0.5%
195	IAC/InterActiveCorp. (a)	7,700

	IT Services — 3.7%
44	Alliance Data Systems Corp. (a)	4,079
289	International Business Machines Corp.	50,662

		54,741

	Office Electronics — 0.6%
1,317	Xerox Corp.	9,179

	Semiconductors & Semiconductor Equipment — 2.5%
506	Broadcom Corp., Class A (a)	16,838
313	Freescale Semiconductor Holdings I Ltd. (a)	3,456
221	Lam Research Corp. (a)	8,386
314	Xilinx, Inc.	8,619

		37,299

	Software — 4.0%
1,626	Microsoft Corp.	40,459
471	Oracle Corp.	13,525
370	Symantec Corp. (a)	6,024

		60,008

	Total Information Technology	266,116

Materials — 3.3%
	Chemicals — 2.2%
43	CF Industries Holdings, Inc.	5,330
85	E.I. du Pont de Nemours & Co.	3,377
168	LyondellBasell Industries N.V., (Netherlands), Class A	4,095
45	Monsanto Co.	2,690
175	PPG Industries, Inc.	12,380

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Chemicals — Continued
123	Rockwood Holdings, Inc. (a)	4,130

		32,002

	Metals & Mining — 1.1%
10	Cliffs Natural Resources, Inc.	527
169	Freeport-McMoRan Copper & Gold, Inc.	5,149
176	Newmont Mining Corp.	11,083

		16,759

	Total Materials	48,761

Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 3.3%
565	AT&T, Inc.	16,100
499	CenturyLink, Inc.	16,515
79	Frontier Communications Corp.	483
461	Verizon Communications, Inc.	16,968

	Total Telecommunication Services	50,066

Utilities — 3.5%
	Electric Utilities — 1.8%
474	American Electric Power Co., Inc.	18,019
161	NextEra Energy, Inc.	8,676

		26,695

	Multi-Utilities — 1.7%
55	Alliant Energy Corp.	2,135
452	Sempra Energy	23,294

		25,429

	Total Utilities	52,124

	Total Common Stocks (Cost $1,377,322)	1,426,955

Short-Term Investment — 4.4%
	Investment Company — 4.4%
65,806	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $65,806)	65,806

Investment of Cash Collateral for Securities on Loan — 0.2%
	Investment Company — 0.2%
2,575	JPMorgan Prime Money Market
	Fund, Capital Shares, 0.100% (b) (l) (Cost $2,575)	2,575

	Total Investments — 100.0% (Cost $1,445,703)	1,495,336
	Other Assets in Excess of Liabilities — 0.0%	91

	NET ASSETS — 100.0%	$1,495,427

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
900	E-mini S&P 500	12/16/11	$50,670	$(628)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,341
Aggregate gross unrealized depreciation	(107,708)

Net unrealized appreciation/depreciation	$49,633

Federal income tax cost of investments	$1,445,703

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,495,336	$—	$—	$1,495,336
Depreciation in Other Financial Instruments
Futures Contracts	$(628)	$—	$—	$(628)

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

(a)	Portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.7%
Consumer Discretionary — 11.4%
	Auto Components — 0.2%
33	TRW Automotive Holdings Corp. (a)	1,077

	Automobiles — 1.0%
576	Ford Motor Co. (a)	5,566

	Hotels, Restaurants & Leisure — 2.0%
40	McDonald’s Corp.	3,513
80	Wyndham Worldwide Corp.	2,289
42	Wynn Resorts Ltd.	4,799
25	Yum! Brands, Inc.	1,220

		11,821

	Household Durables — 0.4%
40	Tempur-Pedic International, Inc. (a)	2,078

	Internet & Catalog Retail — 2.6%
36	Amazon.com, Inc. (a)	7,763
17	priceline.com, Inc. (a)	7,461

		15,224

	Leisure Equipment & Products — 0.7%
81	Mattel, Inc.	2,092
35	Polaris Industries, Inc.	1,754

		3,846

	Media — 2.2%
109	CBS Corp., Class B	2,226
114	DIRECTV, Class A (a)	4,833
18	Time Warner Cable, Inc.	1,103
114	Viacom, Inc., Class B	4,397

		12,559

	Multiline Retail — 0.6%
133	Macy’s, Inc.	3,495

	Specialty Retail — 1.5%
15	AutoZone, Inc. (a)	4,851
69	Limited Brands, Inc.	2,669
40	Signet Jewelers Ltd., (Bermuda) (a)	1,342

		8,862

	Textiles, Apparel & Luxury Goods — 0.2%
14	Deckers Outdoor Corp. (a)	1,343

	Total Consumer Discretionary	65,871

Consumer Staples — 13.4%
	Beverages — 1.3%
75	Coca-Cola Enterprises, Inc.	1,861
120	Constellation Brands, Inc., Class A (a)	2,151
60	PepsiCo, Inc.	3,695

		7,707

	Food & Staples Retailing — 3.3%
104	Kroger Co. (The)	2,275
64	Walgreen Co.	2,118
282	Wal-Mart Stores, Inc.	14,646

		19,039

	Food Products — 1.9%
59	Campbell Soup Co.	1,907
126	H.J. Heinz Co.	6,360
133	Smithfield Foods, Inc. (a)	2,584

		10,851

	Household Products — 2.3%
73	Colgate-Palmolive Co.	6,447
101	Kimberly-Clark Corp.	7,151

		13,598

	Tobacco — 4.6%
73	Lorillard, Inc.	8,026
298	Philip Morris International, Inc.	18,564

		26,590

	Total Consumer Staples	77,785

Energy — 9.9%
	Energy Equipment & Services — 2.2%
75	Cameron International Corp. (a)	3,124
37	Diamond Offshore Drilling, Inc.	2,020
166	Halliburton Co.	5,057
49	National Oilwell Varco, Inc.	2,494

		12,695

	Oil, Gas & Consumable Fuels — 7.7%
90	Chevron Corp.	8,345
446	Exxon Mobil Corp.	32,357
185	Marathon Oil Corp.	3,999

		44,701

	Total Energy	57,396

Financials — 5.9%
	Capital Markets — 0.8%
114	Ameriprise Financial, Inc.	4,487

	Commercial Banks — 0.2%
47	Wells Fargo & Co.	1,134

	Consumer Finance — 2.2%
142	Capital One Financial Corp.	5,631
325	Discover Financial Services	7,465

		13,096

	Insurance — 1.3%
139	MetLife, Inc.	3,882
77	Prudential Financial, Inc.	3,590

		7,472

	Real Estate Investment Trusts (REITs) — 1.0%
373	Chimera Investment Corp.	1,033
31	Digital Realty Trust, Inc. (c)	1,726
26	Simon Property Group, Inc.	2,812

		5,571

	Thrifts & Mortgage Finance — 0.4%
216	People’s United Financial, Inc.	2,457

	Total Financials	34,217

Health Care — 10.9%
	Biotechnology — 3.9%
45	Amgen, Inc.	2,445
66	Biogen Idec, Inc. (a)	6,148
31	Celgene Corp. (a)	1,938

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Biotechnology — Continued
312	Gilead Sciences, Inc. (a)	12,114

		22,645

	Health Care Equipment & Supplies — 2.0%
106	Baxter International, Inc.	5,962
78	Covidien plc, (Ireland)	3,435
46	Zimmer Holdings, Inc. (a)	2,456

		11,853

	Health Care Providers & Services — 1.6%
42	Humana, Inc.	3,040
129	UnitedHealth Group, Inc.	5,949

		8,989

	Health Care Technology — 0.5%
48	SXC Health Solutions Corp. (a)	2,690

	Pharmaceuticals — 2.9%
78	Endo Pharmaceuticals Holdings, Inc. (a)	2,189
466	Pfizer, Inc.	8,241
200	Warner Chilcott plc, (Ireland), Class A (a) (c)	2,862
54	Watson Pharmaceuticals, Inc. (a)	3,665

		16,957

	Total Health Care	63,134

Industrials — 12.1%
	Aerospace & Defense — 2.6%
69	General Dynamics Corp.	3,942
191	Honeywell International, Inc.	8,374
35	TransDigm Group, Inc. (a)	2,867

		15,183

	Air Freight & Logistics — 0.7%
60	United Parcel Service, Inc., Class B	3,814

	Airlines — 1.6%
47	Alaska Air Group, Inc. (a)	2,663
419	Delta Air Lines, Inc. (a)	3,140
192	United Continental Holdings, Inc. (a)	3,717

		9,520

	Construction & Engineering — 0.3%
74	KBR, Inc.	1,748

	Industrial Conglomerates — 1.0%
144	Tyco International Ltd., (Switzerland)	5,856

	Machinery — 5.5%
98	Caterpillar, Inc.	7,258
126	Cummins, Inc.	10,265
36	Eaton Corp.	1,260
35	Gardner Denver, Inc.	2,199
39	Joy Global, Inc.	2,402
48	Navistar International Corp. (a)	1,548
51	Parker Hannifin Corp.	3,194
37	Stanley Black & Decker, Inc.	1,827
50	WABCO Holdings, Inc. (a)	1,893

		31,846

	Professional Services — 0.4%
37	Dun & Bradstreet Corp. (The)	2,273

	Total Industrials	70,240

Information Technology — 28.3%
	Communications Equipment — 1.3%
156	QUALCOMM, Inc.	7,601

	Computers & Peripherals — 9.0%
121	Apple, Inc. (a)	45,989
170	Dell, Inc. (a)	2,404
90	SanDisk Corp. (a)	3,636

		52,029

	Internet Software & Services — 0.5%
76	IAC/InterActiveCorp. (a)	2,990

	IT Services — 7.0%
32	Alliance Data Systems Corp. (a) (c)	2,999
173	International Business Machines Corp.	30,254
494	Western Union Co. (The)	7,545

		40,798

	Semiconductors & Semiconductor Equipment — 2.4%
193	Broadcom Corp., Class A (a)	6,438
119	Freescale Semiconductor Holdings I Ltd. (a)	1,311
81	Lam Research Corp. (a)	3,065
119	Xilinx, Inc.	3,276

		14,090

	Software — 8.1%
1,043	Microsoft Corp.	25,949
492	Oracle Corp.	14,135
411	Symantec Corp. (a)	6,691

		46,775

	Total Information Technology	164,283

Materials — 4.3%
	Chemicals — 3.0%
17	CF Industries Holdings, Inc.	2,147
71	LyondellBasell Industries N.V., (Netherlands), Class A	1,727
54	Monsanto Co.	3,218
123	PPG Industries, Inc.	8,670
49	Rockwood Holdings, Inc. (a)	1,665

		17,427

	Metals & Mining — 1.3%
5	Cliffs Natural Resources, Inc.	251
113	Freeport-McMoRan Copper & Gold, Inc.	3,444
61	Newmont Mining Corp.	3,837

		7,532

	Total Materials	24,959

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
88	CenturyLink, Inc.	2,929

	Total Common Stocks (Cost $523,073)	560,814

Short-Term Investment — 3.1%
	Investment Company — 3.1%
17,976	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $17,976)	17,976

Investment of Cash Collateral for Securities on Loan — 0.1%
	Investment Company — 0.1%
641	JPMorgan Prime Money Market Fund, Capital Shares, 0.100%,(b) (l) (Cost $641)	641

	Total Investments — 99.9% (Cost $541,690)	579,431
	Other Assets in Excess of Liabilities — 0.1%	771

	NET ASSETS — 100.0%	$580,202

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
220	E-mini S&P 500	12/16/11	$12,386	$(61)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,466
Aggregate gross unrealized depreciation	(38,725)

Net unrealized appreciation/depreciation	$37,741

Federal income tax cost of investments	$541,690

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$579,431	$—	$—	$579,431
Depreciation in Other Financial Instruments
Futures Contracts	$(61)	$—	$—	$(61)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.7%
Consumer Discretionary — 12.0%
		Auto Components — 0.6%
1		TRW Automotive Holdings Corp. (a)	48

		Diversified Consumer Services — 1.6%
4		H&R Block, Inc.	50
1		Weight Watchers International, Inc.	86

			136

		Hotels, Restaurants & Leisure — 0.8%
2		Wyndham Worldwide Corp.	68

		Leisure Equipment & Products — 0.9%
2		Polaris Industries, Inc.	80

		Media — 2.7%
2		Time Warner Cable, Inc.	151
–	(h)	Time Warner, Inc.	9
2		Viacom, Inc., Class B	81

			241

		Multiline Retail — 0.8%
3		Macy’s, Inc.	74

		Specialty Retail — 3.7%
–	(h)	AutoZone, Inc. (a)	96
4		Best Buy Co., Inc.	83
1		Signet Jewelers Ltd., (Bermuda) (a)	31
9		Staples, Inc.	116

			326

		Textiles, Apparel & Luxury Goods — 0.9%
1		V.F. Corp.	82

		Total Consumer Discretionary	1,055

Consumer Staples — 11.1%
		Beverages — 0.7%
4		Constellation Brands, Inc., Class A (a)	63

		Food & Staples Retailing — 2.8%
4		Kroger Co. (The)	92
3		Wal-Mart Stores, Inc.	157

			249

		Food Products — 1.8%
2		Darling International, Inc. (a)	29
3		Smithfield Foods, Inc. (a)	53
5		Tyson Foods, Inc., Class A	78

			160

		Household Products — 2.6%
1		Colgate-Palmolive Co.	62
2		Energizer Holdings, Inc. (a)	120
1		Kimberly-Clark Corp.	46

			228

		Tobacco — 3.2%
2		Lorillard, Inc.	208
1		Philip Morris International, Inc.	73

			281

		Total Consumer Staples	981

Energy — 11.5%
		Energy Equipment & Services — 1.5%
1		Diamond Offshore Drilling, Inc.	36
1		Halliburton Co.	40
1		National Oilwell Varco, Inc.	60

			136

		Oil, Gas & Consumable Fuels — 10.0%
3		Chevron Corp.	271
1		ConocoPhillips	87
2		Energen Corp.	67
5		Exxon Mobil Corp.	347
1		Marathon Oil Corp.	24
1		Occidental Petroleum Corp.	84

			880

		Total Energy	1,016

Financials — 13.0%
		Capital Markets — 1.5%
2		Ameriprise Financial, Inc.	92
1		Bank of New York Mellon Corp. (The)	27
–	(h)	Goldman Sachs Group, Inc. (The)	17

			136

		Commercial Banks — 3.7%
1		BB&T Corp.	24
5		KeyCorp	28
3		PNC Financial Services Group, Inc.	142
5		Wells Fargo & Co.	129

			323

		Consumer Finance — 1.5%
3		Capital One Financial Corp.	105
2		Nelnet, Inc., Class A	30

			135

		Diversified Financial Services — 1.5%
7		Bank of America Corp.	44
3		Citigroup, Inc.	88

			132

		Insurance — 3.0%
1		Allied World Assurance Co. Holdings Ltd., (Switzerland)	68
5		CNO Financial Group, Inc. (a)	27
1		MetLife, Inc.	40
1		Protective Life Corp.	11
2		Prudential Financial, Inc.	116

			262

		Real Estate Investment Trusts (REITs) — 1.8%
2		Ashford Hospitality Trust, Inc.	17
8		Brandywine Realty Trust	63
3		CBL & Associates Properties, Inc.	34
2		First Industrial Realty Trust, Inc. (a)	16
1		LaSalle Hotel Properties	18
2		Pennsylvania Real Estate Investment Trust	14

			162

		Total Financials	1,150

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Health Care — 14.9%
		Biotechnology — 2.2%
1		Alexion Pharmaceuticals, Inc. (a)	61
1		Amgen, Inc.	32
1		Biogen Idec, Inc. (a)	102

			195

		Health Care Equipment & Supplies — 3.2%
1		Baxter International, Inc.	58
1		Cooper Cos., Inc. (The)	83
2		Covidien plc, (Ireland)	87
1		Medtronic, Inc.	27
1		Sirona Dental Systems, Inc. (a)	25

			280

		Health Care Providers & Services — 5.0%
2		Aetna, Inc.	64
2		AmerisourceBergen Corp.	61
1		Humana, Inc.	91
5		UnitedHealth Group, Inc.	223

			439

		Life Sciences Tools & Services — 0.7%
1		Agilent Technologies, Inc. (a)	44
–	(h)	Thermo Fisher Scientific, Inc. (a)	17

			61

		Pharmaceuticals — 3.8%
1		Endo Pharmaceuticals Holdings, Inc. (a)	40
12		Pfizer, Inc.	210
6		Warner Chilcott plc, (Ireland), Class A (a)	85

			335

		Total Health Care	1,310

Industrials — 9.3%
		Aerospace & Defense — 1.9%
2		General Dynamics Corp.	102
1		Honeywell International, Inc.	63

			165

		Airlines — 1.1%
3		Delta Air Lines, Inc. (a)	22
4		United Continental Holdings, Inc. (a)	75

			97

		Commercial Services & Supplies — 0.2%
1		R.R. Donnelley & Sons Co.	18

		Construction & Engineering — 1.6%
2		Chicago Bridge & Iron Co. N.V., (Netherlands)	62
2		KBR, Inc.	55
2		MasTec, Inc. (a)	28

			145

		Machinery — 3.5%
–	(h)	Cummins, Inc.	26
4		Eaton Corp.	159
–	(h)	Joy Global, Inc.	22
1		Stanley Black & Decker, Inc.	44
2		Timken Co.	57

			308

		Professional Services — 0.6%
1		Towers Watson & Co., Class A	54

		Road & Rail — 0.4%
1		Norfolk Southern Corp.	33

		Total Industrials	820

Information Technology — 18.5%
		Communications Equipment — 1.7%
1		Harris Corp.	31
2		QUALCOMM, Inc.	119

			150

		Computers & Peripherals — 5.7%
1		Apple, Inc. (a)	381
1		Dell, Inc. (a)	10
3		EMC Corp. (a)	66
1		SanDisk Corp. (a)	45

			502

		Electronic Equipment, Instruments & Components — 0.1%
1		Vishay Intertechnology, Inc. (a)	11

		Internet Software & Services — 1.6%
3		IAC/InterActiveCorp. (a)	137

		IT Services — 1.8%
1		Alliance Data Systems Corp. (a)	84
1		CSG Systems International, Inc. (a)	11
–	(h)	International Business Machines Corp.	61

			156

		Office Electronics — 0.5%
6		Xerox Corp.	44

		Semiconductors & Semiconductor Equipment — 1.6%
2		Intel Corp.	35
2		Marvell Technology Group Ltd., (Bermuda) (a)	36
2		Novellus Systems, Inc. (a)	41
2		Skyworks Solutions, Inc. (a)	30

			142

		Software — 5.5%
1		BMC Software, Inc. (a)	31
14		Microsoft Corp.	344
4		Oracle Corp.	110

			485

		Total Information Technology	1,627

Materials — 3.4%
		Chemicals — 2.4%
–	(h)	CF Industries Holdings, Inc.	40
1		E.I. du Pont de Nemours & Co.	37
–	(h)	Eastman Chemical Co.	20

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Chemicals — Continued
2		PPG Industries, Inc.	117

			214

		Metals & Mining — 1.0%
–	(h)	Cliffs Natural Resources, Inc.	8
–	(h)	Freeport-McMoRan Copper & Gold, Inc.	13
1		Newmont Mining Corp.	71

			92

		Total Materials	306

Telecommunication Services — 3.1%
		Diversified Telecommunication Services — 3.1%
4		AT&T, Inc.	120
5		CenturyLink, Inc.	157

		Total Telecommunication Services	277

Utilities — 2.9%
		Electric Utilities — 2.2%
1		El Paso Electric Co.	37
1		Entergy Corp.	55
1		NextEra Energy, Inc.	53
2		PPL Corp.	47

			192

		Multi-Utilities — 0.7%
2		Ameren Corp.	63

		Total Utilities	255

		Total Common Stocks (Cost $8,400)	8,797

Short-Term Investment — 0.3%
		Investment Company — 0.3%
25		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $25)	25

		Total Investments — 100.0% (Cost $8,425)	8,822
		Liabilities in Excess of Other Assets — 0.0%	(3)

		NET ASSETS — 100.0%	$8,819

Percentages indicated are based on net assets.

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	E-mini S&P 500	12/16/11	$113	$(2)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)    Non-income producing security

(b)    Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(h)    Amount rounds to less than one thousand (shares or dollars).

(l)     The rate shown is the current yield as of September 30, 2011.

(m)   All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,079
Aggregate gross unrealized depreciation	(682)

Net unrealized appreciation/depreciation	$397

Federal income tax cost of investments	$8,425

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”)
(amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,760	$62	$—	$8,822
Depreciation in Other Financial Instruments
Futures Contracts	$(2)	$—	$—	$(2)

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings. Level 2 consists of a security of a foreign issuer in construction and engineering industry.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.2%
Consumer Discretionary — 7.0%
	Automobiles — 0.6%
263	Ford Motor Co. (a)	2,546
104	General Motors Co. (a)	2,095

		4,641

	Diversified Consumer Services — 0.2%
138	H&R Block, Inc.	1,833

	Hotels, Restaurants & Leisure — 0.3%
68	Wyndham Worldwide Corp.	1,944

	Household Durables — 0.1%
20	Whirlpool Corp.	1,008

	Media — 2.9%
292	CBS Corp., Class B	5,943
113	Time Warner Cable, Inc.	7,082
240	Viacom, Inc., Class B	9,297

		22,322

	Multiline Retail — 1.2%
54	Kohl’s Corp.	2,651
236	Macy’s, Inc.	6,204

		8,855

	Specialty Retail — 1.2%
157	Foot Locker, Inc.	3,160
141	GameStop Corp., Class A (a) (c)	3,253
80	Signet Jewelers Ltd., (Bermuda) (a)	2,714

		9,127

	Textiles, Apparel & Luxury Goods — 0.5%
33	V.F. Corp.	4,047

	Total Consumer Discretionary	53,777

Consumer Staples — 8.6%
	Beverages — 0.6%
69	Coca-Cola Enterprises, Inc.	1,724
163	Constellation Brands, Inc., Class A (a)	2,925

		4,649

	Food & Staples Retailing — 1.8%
334	Kroger Co. (The)	7,328
78	Safeway, Inc.	1,296
110	SUPERVALU, Inc.	735
80	Wal-Mart Stores, Inc.	4,136

		13,495

	Food Products — 0.6%
135	Smithfield Foods, Inc. (a)	2,636
125	Tyson Foods, Inc., Class A	2,172

		4,808

	Household Products — 3.3%
51	Energizer Holdings, Inc. (a)	3,415
162	Kimberly-Clark Corp.	11,468
163	Procter & Gamble Co. (The)	10,318

		25,201

	Tobacco — 2.3%
87	Lorillard, Inc.	9,631
126	Philip Morris International, Inc.	7,866

		17,497

	Total Consumer Staples	65,650

Energy — 12.0%
	Energy Equipment & Services — 0.8%
55	Diamond Offshore Drilling, Inc.	3,033
59	National Oilwell Varco, Inc.	3,037

		6,070

	Oil, Gas & Consumable Fuels — 11.2%
374	Chevron Corp.	34,626
283	ConocoPhillips	17,888
48	Energen Corp.	1,946
313	Exxon Mobil Corp.	22,726
404	Marathon Oil Corp.	8,723

		85,909

	Total Energy	91,979

Financials — 24.7%
	Capital Markets — 2.4%
217	Ameriprise Financial, Inc.	8,529
67	Goldman Sachs Group, Inc. (The)	6,359
270	Morgan Stanley	3,644

		18,532

	Commercial Banks — 6.2%
169	BB&T Corp.	3,607
592	Huntington Bancshares, Inc.	2,842
274	PNC Financial Services Group, Inc.	13,193
69	SunTrust Banks, Inc.	1,233
1,093	Wells Fargo & Co.	26,360

		47,235

	Consumer Finance — 2.7%
252	Capital One Financial Corp.	10,003
483	Discover Financial Services	11,080

		21,083

	Diversified Financial Services — 2.8%
1,399	Bank of America Corp.	8,564
506	Citigroup, Inc.	12,963

		21,527

	Insurance — 7.7%
257	ACE Ltd., (Switzerland)	15,553
53	Allied World Assurance Co. Holdings AG, (Switzerland)	2,866
52	Chubb Corp. (The)	3,096
100	Endurance Specialty Holdings Ltd., (Bermuda)	3,418
83	Hartford Financial Services Group, Inc.	1,336
480	MetLife, Inc.	13,445
107	Protective Life Corp.	1,671
305	Prudential Financial, Inc.	14,278
25	Reinsurance Group of America, Inc.	1,130
111	XL Group plc, (Ireland)	2,094

		58,887

	Real Estate Investment Trusts (REITs) — 2.9%
35	Alexandria Real Estate Equities, Inc.	2,124
216	Annaly Capital Management, Inc.	3,587

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — Continued
394	Brandywine Realty Trust	3,152
471	Chimera Investment Corp.	1,303
128	Douglas Emmett, Inc. (m)	2,192
80	Entertainment Properties Trust	3,111
85	Hospitality Properties Trust	1,798
31	Mack-Cali Realty Corp.	816
37	Simon Property Group, Inc.	4,033

		22,116

	Total Financials	189,380

Health Care — 12.5%
	Biotechnology — 2.6%
223	Amgen, Inc.	12,276
205	Gilead Sciences, Inc. (a)	7,950

		20,226

	Health Care Equipment & Supplies — 0.5%
66	Zimmer Holdings, Inc. (a)	3,525

	Health Care Providers & Services — 2.9%
101	CIGNA Corp.	4,215
90	Humana, Inc.	6,568
254	UnitedHealth Group, Inc.	11,714

		22,497

	Pharmaceuticals — 6.5%
117	Eli Lilly & Co.	4,336
114	Endo Pharmaceuticals Holdings, Inc. (a)	3,180
229	Merck & Co., Inc.	7,494
1,757	Pfizer, Inc.	31,066
269	Warner Chilcott plc, (Ireland), Class A (a)	3,852

		49,928

	Total Health Care	96,176

Industrials — 8.9%
	Aerospace & Defense — 1.0%
129	General Dynamics Corp.	7,322

	Airlines — 1.2%
66	Alaska Air Group, Inc. (a)	3,738
181	Delta Air Lines, Inc. (a)	1,356
219	United Continental Holdings, Inc. (a)	4,238

		9,332

	Construction & Engineering — 0.4%
119	KBR, Inc.	2,807

	Industrial Conglomerates — 3.7%
961	General Electric Co.	14,648
338	Tyco International Ltd., (Switzerland)	13,786

		28,434

	Machinery — 0.8%
68	Navistar International Corp. (a)	2,171
68	Parker Hannifin Corp.	4,274

		6,445

	Professional Services — 0.4%
49	Dun & Bradstreet Corp. (The)	3,008

	Road & Rail — 1.4%
295	CSX Corp.	5,502
90	Norfolk Southern Corp.	5,495

		10,997

	Total Industrials	68,345

Information Technology — 8.9%
	Communications Equipment — 0.2%
24	QUALCOMM, Inc.	1,148

	Computers & Peripherals — 3.4%
33	Apple, Inc. (a)	12,503
340	Dell, Inc. (a)	4,811
153	Hewlett-Packard Co.	3,435
97	SanDisk Corp. (a)	3,930
146	Seagate Technology plc, (Ireland)	1,504

		26,183

	Electronic Equipment, Instruments & Components — 0.2%
164	Vishay Intertechnology, Inc. (a)	1,374

	Internet Software & Services — 0.4%
84	IAC/InterActiveCorp. (a)	3,306

	IT Services — 0.9%
39	International Business Machines Corp.	6,791

	Office Electronics — 0.7%
799	Xerox Corp.	5,570

	Semiconductors & Semiconductor Equipment — 2.6%
244	Broadcom Corp., Class A (a)	8,123
174	Freescale Semiconductor Holdings I Ltd. (a)	1,921
127	Lam Research Corp. (a)	4,804
173	Xilinx, Inc.	4,753

		19,601

	Software — 0.5%
167	Microsoft Corp.	4,149

	Total Information Technology	68,122

Materials — 2.2%
	Chemicals — 1.1%
21	CF Industries Holdings, Inc.	2,603
81	E.I. du Pont de Nemours & Co.	3,238
88	LyondellBasell Industries N.V., (Netherlands), Class A	2,152

		7,993

	Metals & Mining — 1.1%
5	Cliffs Natural Resources, Inc.	240
24	Freeport-McMoRan Copper & Gold, Inc.	734

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Metals & Mining — Continued
124	Newmont Mining Corp.	7,774

		8,748

	Total Materials	16,741

Telecommunication Services — 6.3%
	Diversified Telecommunication Services — 6.3%
721	AT&T, Inc.	20,575
267	CenturyLink, Inc.	8,827
86	Frontier Communications Corp.	524
489	Verizon Communications, Inc.	17,992

	Total Telecommunication Services	47,918

Utilities — 7.1%
	Electric Utilities — 4.4%
447	American Electric Power Co., Inc.	16,984
48	Edison International	1,844
98	Exelon Corp.	4,154
140	NextEra Energy, Inc.	7,568
112	PPL Corp.	3,199

		33,749

	Gas Utilities — 0.8%
93	AGL Resources, Inc.	3,785
89	UGI Corp.	2,325

		6,110

	Independent Power Producers & Energy Traders — 0.8%
266	AES Corp. (The) (a)	2,599
99	Constellation Energy Group, Inc.	3,776

		6,375

	Multi-Utilities — 1.1%
135	Ameren Corp.	4,010
82	Sempra Energy	4,238

		8,248

	Total Utilities	54,482

	Total Common Stocks (Cost $809,458)	752,570

Short-Term Investment — 0.5%
	Investment Company — 0.5%
3,489	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $3,489)	3,489

Investments of Cash Collateral for Securities on Loan — 0.3%
	Investment Company — 0.3%
2,575	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $2,575)	2,575
	Total Investments — 99.0% (Cost $815,522)	758,634
	Other Assets in Excess of Liabilities — 1.0%	7,807

	NET ASSETS — 100.0%	$766,441

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
140	E-mini S&P 500	12/16/11	$7,882	$(345)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,222
Aggregate gross unrealized depreciation	(83,110)

Net unrealized appreciation/depreciation	$(56,888)

Federal income tax cost of investments	$815,522

A financial instruments level within the fair value of the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuating securities are not necessarily an indication of the risk associated with investing in those securities.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”)(amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$758,634	$—	$—	$758,634
Depreciation in Other Financial Instruments
Futures Contracts	$(345)	$—	$—	$(345)

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the “SOI”. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.7%
Consumer Discretionary — 18.4%
	Automobiles — 1.4%
72	Harley-Davidson, Inc.	2,480

	Distributors — 1.4%
46	Genuine Parts Co.	2,329

	Hotels, Restaurants & Leisure — 4.1%
112	Papa John's International, Inc. (a)	3,412
111	Penn National Gaming, Inc. (a)	3,684

		7,096

	Household Durables — 4.8%
165	Jarden Corp.	4,658
91	Newell Rubbermaid, Inc.	1,083
171	Toll Brothers, Inc. (a)	2,473

		8,214

	Multiline Retail — 1.6%
60	Nordstrom, Inc.	2,757

	Specialty Retail — 5.1%
191	American Eagle Outfitters, Inc.	2,238
172	Chico’s FAS, Inc.	1,969
56	Dick’s Sporting Goods, Inc. (a)	1,857
86	Williams-Sonoma, Inc.	2,657

		8,721

	Total Consumer Discretionary	31,597

Consumer Staples — 1.4%
	Food & Staples Retailing — 1.4%
71	Walgreen Co.	2,337

Energy — 6.6%
	Energy Equipment & Services — 2.4%
125	Patterson-UTI Energy, Inc.	2,175
45	Tidewater, Inc.	1,876

		4,051

	Oil, Gas & Consumable Fuels — 4.2%
49	Cimarex Energy Co.	2,743
83	Devon Energy Corp.	4,584

		7,327

	Total Energy	11,378

Financials — 19.3%
	Capital Markets — 5.6%
305	Calamos Asset Management, Inc., Class A	3,049
54	Eaton Vance Corp.	1,209
49	Greenhill & Co., Inc.	1,397
178	Janus Capital Group, Inc.	1,068
185	TD Ameritrade Holding Corp.	2,727

		9,450

	Commercial Banks — 4.0%
166	Associated Banc-Corp.	1,547
145	First Republic Bank (a)	3,361
225	Umpqua Holdings Corp.	1,974

		6,882

	Insurance — 4.8%
67	Chubb Corp. (The)	4,028
58	ProAssurance Corp.	4,201

		8,229

	Real Estate Investment Trusts (REITs) — 4.9%
42	Mid-America Apartment Communities, Inc.	2,558
116	National Retail Properties, Inc.	3,116
215	RLJ Lodging Trust	2,752

		8,426

	Total Financials	32,987

Health Care — 10.3%
	Health Care Equipment & Supplies — 1.5%
37	IDEXX Laboratories, Inc. (a)	2,571

	Health Care Providers & Services — 8.8%
127	Coventry Health Care, Inc. (a)	3,671
42	Laboratory Corp. of America Holdings (a)	3,300
85	Patterson Cos., Inc.	2,437
105	UnitedHealth Group, Inc.	4,846
49	VCA Antech, Inc. (a)	787

		15,041

	Total Health Care	17,612

Industrials — 15.1%
	Aerospace & Defense — 1.7%
37	TransDigm Group, Inc. (a)	2,987

	Commercial Services & Supplies — 2.9%
88	KAR Auction Services, Inc. (a)	1,065
114	Waste Connections, Inc.	3,872

		4,937

	Electrical Equipment — 1.3%
49	Regal-Beloit Corp.	2,221

	Machinery — 6.0%
58	Dover Corp.	2,717
65	Eaton Corp.	2,293
47	Joy Global, Inc.	2,913
48	Toro Co. (The)	2,384

		10,307

	Road & Rail — 1.7%
49	Norfolk Southern Corp.	2,988

	Trading Companies & Distributors — 1.5%
17	W.W. Grainger, Inc.	2,527

	Total Industrials	25,967

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Information Technology — 9.7%
	Computers & Peripherals — 1.4%
71	NetApp, Inc. (a)	2,394

	Electronic Equipment, Instruments & Components — 1.5%
53	Anixter International, Inc.	2,522

	Semiconductors & Semiconductor Equipment — 3.5%
195	Intersil Corp., Class A	2,004
86	Linear Technology Corp.	2,373
118	Marvell Technology Group Ltd., (Bermuda) (a)	1,721

		6,098

	Software — 3.3%
65	MICROS Systems, Inc. (a)	2,863
55	Solera Holdings, Inc.	2,756

		5,619

	Total Information Technology	16,633

Materials — 9.4%
	Chemicals — 3.3%
49	Airgas, Inc.	3,130
57	Scotts Miracle-Gro Co. (The), Class A	2,554

		5,684

	Containers & Packaging — 4.7%
102	Crown Holdings, Inc. (a)	3,137
135	Silgan Holdings, Inc.	4,948

		8,085

	Metals & Mining — 1.4%
71	Reliance Steel & Aluminum Co.	2,429

	Total Materials	16,198

Utilities — 7.5%
	Electric Utilities — 1.5%
60	Southern Co.	2,535

	Gas Utilities — 1.2%
47	Northwest Natural Gas Co.	2,085

	Multi-Utilities — 4.8%
144	CMS Energy Corp.	2,840
75	NorthWestern Corp.	2,409
97	Wisconsin Energy Corp.	3,028

		8,277

	Total Utilities	12,897

	Total Common Stocks (Cost $196,520)	167,606

Short-Term Investment — 5.0%
	Investment Company — 5.0%
8,519	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $8,519)	8,519

	Total Investments — 102.7% (Cost $205,039)	176,125
	Liabilities in Excess of Other Assets — (2.7)%	(4,641)

	NET ASSETS — 100.0%	$171,484

Percentages indicated are based on net assets.

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2011.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$854
Aggregate gross unrealized depreciation	(29,768)

Net unrealized appreciation/depreciation	$(28,914)

Federal income tax cost of investments	$205,039

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$176,125	$—	$—	$176,125

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.2%
Consumer Discretionary — 18.9%
	Auto Components — 0.7%
60	BorgWarner, Inc. (a)	3,656

	Automobiles — 1.2%
135	Harley-Davidson, Inc.	4,621
60	Tesla Motors, Inc. (a) (c)	1,470

		6,091

	Distributors — 0.5%
51	Genuine Parts Co.	2,610

	Diversified Consumer Services — 0.2%
46	Sotheby’s	1,263

	Hotels, Restaurants & Leisure — 4.0%
71	Darden Restaurants, Inc.	3,025
201	International Game Technology	2,920
252	Marriott International, Inc., Class A	6,859
134	Royal Caribbean Cruises Ltd.	2,893
20	Wynn Resorts Ltd.	2,336
38	Yum! Brands, Inc.	1,877

		19,910

	Household Durables — 1.4%
61	Jarden Corp.	1,730
36	Mohawk Industries, Inc. (a)	1,523
34	Tempur-Pedic International, Inc. (a)	1,794
124	Toll Brothers, Inc. (a)	1,786

		6,833

	Internet & Catalog Retail — 0.7%
83	Expedia, Inc.	2,142
15	NetFlix, Inc. (a)	1,664

		3,806

	Media — 2.9%
24	AMC Networks, Inc., Class A (a)	782
112	Cablevision Systems Corp., Class A	1,767
110	CBS Corp., Class B	2,234
102	Clear Channel Outdoor Holdings, Inc., Class A (a)	958
74	DISH Network Corp., Class A (a)	1,854
120	Gannett Co., Inc.	1,140
78	Scripps Networks Interactive, Inc., Class A	2,914
1,552	Sirius XM Radio, Inc. (a)	2,343
2	Washington Post Co. (The), Class B	574

		14,566

	Multiline Retail — 1.0%
37	Family Dollar Stores, Inc.	1,897
62	Kohl’s Corp.	3,029

		4,926

	Specialty Retail — 4.0%
41	Abercrombie & Fitch Co., Class A	2,518
9	AutoZone, Inc. (a)	2,968
50	Bed Bath & Beyond, Inc. (a)	2,866
60	Dick’s Sporting Goods, Inc. (a)	1,998
157	Gap, Inc. (The)	2,546
36	PetSmart, Inc.	1,531
33	Tiffany & Co.	1,983
63	TJX Cos., Inc.	3,500

		19,910

	Textiles, Apparel & Luxury Goods — 2.3%
58	Coach, Inc.	3,011
27	Deckers Outdoor Corp. (a)	2,546
24	Fossil, Inc. (a)	1,905
39	Lululemon Athletica, Inc., (Canada) (a)	1,917
35	PVH Corp.	2,033

		11,412

	Total Consumer Discretionary	94,983

Consumer Staples — 3.7%
	Beverages — 1.7%
19	Brown-Forman Corp., Class B	1,317
57	Dr. Pepper Snapple Group, Inc.	2,218
95	Fortune Brands, Inc.	5,127

		8,662

	Food Products — 1.6%
28	Hershey Co. (The)	1,659
45	JM Smucker Co. (The)	3,280
37	Ralcorp Holdings, Inc. (a)	2,815

		7,754

	Household Products — 0.4%
33	Energizer Holdings, Inc. (a)	2,186

	Total Consumer Staples	18,602

Energy — 7.0%
	Energy Equipment & Services — 1.7%
111	Cameron International Corp. (a)	4,617
14	CARBO Ceramics, Inc.	1,395
30	Core Laboratories N.V., (Netherlands)	2,677

		8,689

	Oil, Gas & Consumable Fuels — 5.3%
63	Concho Resources, Inc. (a)	4,482
41	CVR Energy, Inc. (a)	860
58	Devon Energy Corp.	3,227
105	Energen Corp.	4,306
42	EQT Corp.	2,246
102	Newfield Exploration Co. (a)	4,060
49	Range Resources Corp.	2,865
50	Teekay Corp., (Canada)	1,128
141	Williams Cos., Inc. (The)	3,422

		26,596

	Total Energy	35,285

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Financials — 15.7%
		Capital Markets — 3.8%
76		Ameriprise Financial, Inc.	2,995
166		Blackstone Group LP (The)	1,986
132		Invesco Ltd.	2,052
89		Lazard Ltd., (Bermuda), Class A	1,880
37		Northern Trust Corp.	1,298
91		Och-Ziff Capital Management Group LLC, Class A	828
121		T. Rowe Price Group, Inc.	5,788
133		TD Ameritrade Holding Corp.	1,959

			18,786

		Commercial Banks — 3.3%
58		BancorpSouth, Inc.	506
52		BOK Financial Corp. (c)	2,438
53		City National Corp.	1,994
43		Cullen/Frost Bankers, Inc.	1,986
235		Fifth Third Bancorp	2,378
176		Huntington Bancshares, Inc.	846
46		M&T Bank Corp.	3,187
118		SunTrust Banks, Inc.	2,114
80		Zions Bancorp	1,127

			16,576

		Diversified Financial Services — 0.7%
113		Moody’s Corp.	3,453

		Insurance — 5.0%
51		AON Corp.	2,158
40		Arch Capital Group Ltd., (Bermuda) (a)	1,307
39		Chubb Corp. (The)	2,316
144		Loews Corp.	4,979
218		Old Republic International Corp.	1,945
97		OneBeacon Insurance Group Ltd., Class A	1,327
53		Principal Financial Group, Inc.	1,210
32		Torchmark Corp.	1,103
45		Transatlantic Holdings, Inc.	2,188
120		W.R. Berkley Corp.	3,572
152		XL Group plc, (Ireland)	2,848

			24,953

		Real Estate Investment Trusts (REITs) — 2.0%
41		Camden Property Trust	2,249
55		HCP, Inc.	1,936
70		ProLogis, Inc.	1,707
60		Regency Centers Corp.	2,127
30		Vornado Realty Trust	2,213

			10,232

		Real Estate Management & Development — 0.3%
113		Brookfield Office Properties, Inc.	1,554

		Thrifts & Mortgage Finance — 0.6%
81		Capitol Federal Financial, Inc.	860
192		People’s United Financial, Inc.	2,184

			3,044

		Total Financials	78,598

Health Care — 10.0%
		Biotechnology — 0.7%
55		Alexion Pharmaceuticals, Inc. (a)	3,530

		Health Care Equipment & Supplies — 1.7%
35		Becton, Dickinson & Co.	2,573
81		Sirona Dental Systems, Inc. (a)	3,427
71		Thoratec Corp. (a)	2,321

			8,321

		Health Care Providers & Services — 4.4%
69		AmerisourceBergen Corp.	2,568
139		Brookdale Senior Living, Inc. (a)	1,737
151		Coventry Health Care, Inc. (a)	4,340
57		HCA Holdings, Inc. (a)	1,153
91		Humana, Inc.	6,616
264		Lincare Holdings, Inc.	5,935

			22,349

		Health Care Technology — 0.6%
46		Cerner Corp. (a)	3,148

		Life Sciences Tools & Services — 1.1%
90		Agilent Technologies, Inc. (a)	2,797
88		Bruker Corp. (a)	1,195
35		Illumina, Inc. (a)	1,439

			5,431

		Pharmaceuticals — 1.5%
29		Perrigo Co.	2,835
126		Valeant Pharmaceuticals International, Inc., (Canada) (c)	4,670

			7,505

		Total Health Care	50,284

Industrials — 13.8%
		Aerospace & Defense — 2.1%
36		Alliant Techsystems, Inc.	1,935
40		Goodrich Corp.	4,767
24		L-3 Communications Holdings, Inc.	1,506
28		TransDigm Group, Inc. (a)	2,270

			10,478

		Building Products — 0.5%
69		Armstrong World Industries, Inc.	2,363
	–(h)	Fortune Brands Home & Security, Inc. (a)	2

			2,365

		Commercial Services & Supplies — 1.9%
212		Republic Services, Inc.	5,937

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Commercial Services & Supplies — Continued
42	Stericycle, Inc. (a)	3,363

		9,300

	Electrical Equipment — 2.3%
73	AMETEK, Inc.	2,417
101	Cooper Industries plc	4,667
50	Regal-Beloit Corp.	2,269
35	Roper Industries, Inc.	2,380

		11,733

	Industrial Conglomerates — 0.9%
144	Carlisle Cos., Inc.	4,590

	Machinery — 3.1%
46	AGCO Corp. (a)	1,597
35	Cummins, Inc.	2,892
76	Pall Corp.	3,227
37	Parker Hannifin Corp.	2,348
57	Snap-On, Inc.	2,513
60	Wabtec Corp.	3,192

		15,769

	Professional Services — 0.7%
46	IHS, Inc., Class A (a)	3,471

	Road & Rail — 0.8%
167	Avis Budget Group, Inc. (a)	1,615
70	J.B. Hunt Transport Services, Inc.	2,536

		4,151

	Trading Companies & Distributors — 1.5%
113	Air Lease Corp. (a)	2,175
35	W.W. Grainger, Inc. (c)	5,279

		7,454

	Total Industrials	69,311

Information Technology — 15.7%
	Communications Equipment — 1.3%
75	Aruba Networks, Inc. (a)	1,558
36	F5 Networks, Inc. (a)	2,551
128	Polycom, Inc. (a)	2,355

		6,464

	Computers & Peripherals — 0.4%
61	NetApp, Inc. (a)	2,077

	Electronic Equipment, Instruments & Components — 2.6%
115	Amphenol Corp., Class A	4,703
78	Arrow Electronics, Inc. (a)	2,161
221	TE Connectivity Ltd., (Switzerland)	6,219

		13,083

	Internet Software & Services — 1.2%
32	Equinix, Inc. (a)	2,798
34	OpenTable, Inc. (a)	1,551
52	Rackspace Hosting, Inc. (a)	1,782

		6,131

	IT Services — 2.7%
45	Alliance Data Systems Corp. (a) (c)	4,199
105	CGI Group, Inc., (Canada), Class A (a)	1,983
55	FleetCor Technologies, Inc. (a)	1,455
103	Jack Henry & Associates, Inc.	2,973
81	VeriFone Systems, Inc. (a)	2,837

		13,447

	Office Electronics — 0.3%
47	Zebra Technologies Corp., Class A (a)	1,454

	Semiconductors & Semiconductor Equipment — 2.4%
68	Analog Devices, Inc.	2,128
100	Avago Technologies Ltd., (Singapore)	3,274
151	Freescale Semiconductor Holdings I Ltd. (a)	1,662
89	Microchip Technology, Inc. (c)	2,772
92	Xilinx, Inc.	2,524

		12,360

	Software — 4.8%
33	Citrix Systems, Inc. (a)	1,821
39	Concur Technologies, Inc. (a)	1,448
24	FactSet Research Systems, Inc.	2,100
73	Fortinet, Inc. (a)	1,228
66	MICROS Systems, Inc. (a)	2,907
177	Nuance Communications, Inc. (a)	3,594
77	Red Hat, Inc. (a)	3,237
59	Rovi Corp. (a)	2,531
22	Salesforce.com, Inc. (a)	2,491
111	Synopsys, Inc. (a)	2,694

		24,051

	Total Information Technology	79,067

Materials — 5.6%
	Chemicals — 3.5%
37	Airgas, Inc.	2,361
46	Albemarle Corp.	1,839
54	FMC Corp.	3,707
89	Sherwin-Williams Co. (The)	6,600
47	Sigma-Aldrich Corp.	2,923

		17,430

	Containers & Packaging — 2.1%
125	Ball Corp.	3,884
49	Greif, Inc., Class A	2,114
42	Rock-Tenn Co., Class A	2,059

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Containers & Packaging — Continued
77	Silgan Holdings, Inc.	2,821

		10,878

	Total Materials	28,308

Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.5%
76	CenturyLink, Inc.	2,504

	Wireless Telecommunication Services — 0.3%
71	Telephone & Data Systems, Inc.	1,412

	Total Telecommunication Services	3,916

Utilities — 6.0%
	Electric Utilities — 1.4%
44	Northeast Utilities	1,487
130	NV Energy, Inc.	1,914
133	Westar Energy, Inc.	3,524

		6,925

	Gas Utilities — 0.8%
62	Oneok, Inc.	4,081

	Multi-Utilities — 3.8%
64	CenterPoint Energy, Inc.	1,258
224	CMS Energy Corp.	4,435
68	NSTAR	3,052
60	Sempra Energy	3,095
107	Wisconsin Energy Corp.	3,345
163	Xcel Energy, Inc.	4,034

		19,219

	Total Utilities	30,225

	Total Common Stocks (Cost $469,928)	488,579

Short-Term Investment — 2.3%
	Investment Company — 2.3%
11,594	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $11,594)	11,594

Investments of Cash Collateral for Securities on Loan — 1.9%
	Investment Company — 1.9%
9,708	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $9,708)	9,708

	Total Investments — 101.4% (Cost $491,230)	509,881
	Liabilities in Excess of Other Assets — (1.4)%	(7,190)

	NET ASSETS — 100.0%	$502,691

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,227
Aggregate gross unrealized depreciation	(37,576)

Net unrealized appreciation/depreciation	$18,651

Federal income tax cost of investments	$491,230

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$509,881	$—	$—	$509,881

There were no transfers between Levels 1 and 2 during the period ended September 31, 2011.

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.4%
Consumer Discretionary — 14.7%
	Auto Components — 0.4%
10	American Axle & Manufacturing Holdings, Inc. (a)	79
51	Cooper Tire & Rubber Co.	550
62	Standard Motor Products, Inc.	799

		1,428

	Diversified Consumer Services — 0.5%
87	Bridgepoint Education, Inc. (a)	1,521
7	Lincoln Educational Services Corp.	52
11	Mac-Gray Corp.	141

		1,714

	Hotels, Restaurants & Leisure — 2.8%
125	Ameristar Casinos, Inc.	2,000
4	Biglari Holdings, Inc. (a)	1,067
12	Buffalo Wild Wings, Inc. (a)	729
12	Cracker Barrel Old Country Store, Inc.	485
28	DineEquity, Inc. (a)	1,074
97	Domino’s Pizza, Inc. (a)	2,632
10	Dunkin’ Brands Group, Inc. (a)	280
78	Ruby Tuesday, Inc. (a)	556
121	Ruth’s Hospitality Group, Inc. (a)	520

		9,343

	Household Durables — 2.6%
74	American Greetings Corp., Class A	1,367
1	CSS Industries, Inc.	8
110	Helen of Troy Ltd., (Bermuda) (a)	2,761
15	Jarden Corp.	429
16	Libbey, Inc. (a)	171
37	Lifetime Brands, Inc.	356
23	Skullcandy, Inc. (a)	324
59	Tempur-Pedic International, Inc. (a)	3,083

		8,499

	Leisure Equipment & Products — 0.4%
62	JAKKS Pacific, Inc.	1,173
11	Sturm Ruger & Co., Inc.	294

		1,467

	Media — 0.7%
100	Journal Communications, Inc., Class A (a)	296
13	Knology, Inc. (a)	169
23	LIN TV Corp., Class A (a)	50
19	Pandora Media, Inc. (a)	283
203	Sinclair Broadcast Group, Inc., Class A	1,455

		2,253

	Multiline Retail — 0.9%
72	Dillard’s, Inc., Class A	3,122

	Specialty Retail — 3.5%
25	Aeropostale, Inc. (a)	269
116	Cabela’s, Inc. (a)	2,375
106	Casual Male Retail Group, Inc. (a)	397
20	Collective Brands, Inc. (a)	262
177	Conn’s, Inc. (a)	1,271
109	Express, Inc.	2,202
57	Finish Line, Inc. (The), Class A	1,137
7	Kirkland’s, Inc. (a)	68
80	Rent-A-Center, Inc.	2,196
37	Select Comfort Corp. (a)	510
42	Teavana Holdings, Inc. (a)	852

		11,539

	Textiles, Apparel & Luxury Goods — 2.9%
13	Deckers Outdoor Corp. (a)	1,175
19	G-III Apparel Group Ltd. (a)	423
65	Iconix Brand Group, Inc. (a)	1,021
115	Maidenform Brands, Inc. (a)	2,690
58	Oxford Industries, Inc.	1,976
93	Perry Ellis International, Inc. (a)	1,754
25	Steven Madden Ltd. (a)	758

		9,797

	Total Consumer Discretionary	49,162

Consumer Staples — 3.5%
	Beverages — 0.2%
8	Coca-Cola Bottling Co. Consolidated	444
13	MGP Ingredients, Inc.	64

		508

	Food & Staples Retailing — 1.5%
40	Andersons, Inc. (The)	1,336
91	Chefs’ Warehouse Holdings LLC (a)	1,073
156	Spartan Stores, Inc.	2,411
9	Village Super Market, Inc., Class A	213

		5,033

	Food Products — 1.3%
47	B&G Foods, Inc.	779
152	Chiquita Brands International, Inc. (a)	1,271
40	Darling International, Inc. (a)	501
88	Dole Food Co., Inc. (a) (c)	878
22	Fresh Del Monte Produce, Inc.	504
7	TreeHouse Foods, Inc. (a)	439

		4,372

	Personal Products — 0.5%
17	Elizabeth Arden, Inc. (a)	481
11	Nature’s Sunshine Products, Inc. (a)	156
67	Prestige Brands Holdings, Inc. (a)	607
32	Revlon, Inc., Class A (a)	394

		1,638

	Total Consumer Staples	11,551

Energy — 6.0%
	Energy Equipment & Services — 1.9%
15	Basic Energy Services, Inc. (a)	205
22	C&J Energy Services, Inc. (a)	362
7	Cal Dive International, Inc. (a)	13
81	Complete Production Services, Inc. (a)	1,519
57	Gulfmark Offshore, Inc., Class A (a)	2,064

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
20	Lufkin Industries, Inc.	1,070
12	Matrix Service Co. (a)	103
53	Newpark Resources, Inc. (a)	323
4	OYO Geospace Corp. (a)	242
32	RPC, Inc.	529

		6,430

	Oil, Gas & Consumable Fuels — 4.1%
14	Alon USA Energy, Inc.	86
3	Apco Oil and Gas International, Inc.	253
102	Callon Petroleum Co. (a)	395
28	Clayton Williams Energy, Inc. (a)	1,199
22	Cloud Peak Energy, Inc. (a)	366
20	Delek U.S. Holdings, Inc.	225
73	EXCO Resources, Inc.	785
16	Georesources, Inc. (a)	283
107	Gulfport Energy Corp. (a)	2,575
57	KiOR, Inc., Class A (a)	1,191
72	McMoRan Exploration Co. (a)	715
10	Solazyme, Inc. (a)	100
67	VAALCO Energy, Inc. (a)	324
115	W&T Offshore, Inc.	1,582
75	Warren Resources, Inc. (a)	180
104	Western Refining, Inc. (a)	1,292
63	World Fuel Services Corp.	2,050

		13,601

	Total Energy	20,031

Financials — 22.5%
	Capital Markets — 0.6%
102	BGC Partners, Inc., Class A	612
20	Gladstone Capital Corp.	139
69	Knight Capital Group, Inc., Class A (a)	838
8	Prospect Capital Corp.	68
43	SWS Group, Inc.	202

		1,859

	Commercial Banks — 5.4%
2	Alliance Financial Corp.	59
21	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	321
23	Banner Corp.	289
17	Cascade Bancorp (a)	100
46	Cathay General Bancorp	527
27	Citizens & Northern Corp.	398
22	City Holding Co.	602
31	Community Bank System, Inc.	706
9	Community Trust Bancorp, Inc.	217
22	East West Bancorp, Inc.	332
12	Enterprise Financial Services Corp.	168
28	Financial Institutions, Inc.	404
6	First Bancorp	56
76	First Busey Corp.	329
343	First Commonwealth Financial Corp.	1,271
34	First Community Bancshares, Inc.	347
79	First Financial Bancorp	1,089
26	First Merchants Corp.	185
87	FNB Corp.	744
27	Huntington Bancshares, Inc.	130
37	Iberiabank Corp.	1,732
22	International Bancshares Corp.	293
15	Lakeland Bancorp, Inc.	113
12	Lakeland Financial Corp.	252
24	MainSource Financial Group, Inc.	213
79	Nara Bancorp, Inc. (a)	480
5	National Bankshares, Inc. (c)	130
12	NBT Bancorp, Inc.	227
94	Oriental Financial Group, Inc.	905
33	PacWest Bancorp	456
5	Peoples Bancorp, Inc.	56
86	Pinnacle Financial Partners, Inc. (a) (c)	939
14	Prosperity Bancshares, Inc.	464
4	Renasant Corp.	50
10	Republic Bancorp, Inc., Class A	175
33	Sierra Bancorp	303
14	Southside Bancshares, Inc.	247
72	Southwest Bancorp, Inc. (a)	306
81	Susquehanna Bancshares, Inc.	443
13	SVB Financial Group (a)	485
16	WesBanco, Inc.	277
26	West Bancorp, Inc.	218
10	Westamerica Bancorp	387
162	Wilshire Bancorp, Inc. (a)	444

		17,869

	Consumer Finance — 3.1%
23	Advance America Cash Advance Centers, Inc.	166
68	Cash America International, Inc.	3,499
111	DFC Global Corp. (a)	2,434
45	Nelnet, Inc., Class A	837
61	World Acceptance Corp. (a) (c)	3,430

		10,366

	Diversified Financial Services — 1.4%
118	Encore Capital Group, Inc. (a)	2,578
82	PHH Corp. (a)	1,316
15	Portfolio Recovery Associates, Inc. (a)	933

		4,827

	Insurance — 2.6%
250	American Equity Investment Life Holding Co.	2,190
27	American Safety Insurance Holdings Ltd. (a)	488
44	Aspen Insurance Holdings Ltd., (Bermuda)	1,011
321	CNO Financial Group, Inc. (a)	1,734
46	Delphi Financial Group, Inc., Class A	988
37	Flagstone Reinsurance Holdings S.A., (Luxembourg)	289
10	Horace Mann Educators Corp.	116

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
66	Meadowbrook Insurance Group, Inc.	591
82	National Financial Partners Corp. (a)	899
31	Selective Insurance Group, Inc.	410

		8,716

	Real Estate Investment Trusts (REITs) — 8.7%
29	Agree Realty Corp.	623
26	American Campus Communities, Inc.	979
419	Anworth Mortgage Asset Corp.	2,851
297	Ashford Hospitality Trust, Inc.	2,083
59	Associated Estates Realty Corp.	915
36	BioMed Realty Trust, Inc.	593
28	CapLease, Inc.	102
206	Capstead Mortgage Corp.	2,377
87	CBL & Associates Properties, Inc.	983
20	Colonial Properties Trust	363
173	DCT Industrial Trust, Inc.	760
57	DDR Corp.	617
19	EastGroup Properties, Inc.	713
34	Education Realty Trust, Inc.	290
6	Equity Lifestyle Properties, Inc.	370
150	First Industrial Realty Trust, Inc. (a)	1,202
51	Glimcher Realty Trust	364
9	Home Properties, Inc.	528
37	LaSalle Hotel Properties	708
308	Lexington Realty Trust	2,016
23	LTC Properties, Inc.	590
266	MFA Financial, Inc.	1,865
9	Mission West Properties, Inc.	65
206	Omega Healthcare Investors, Inc.	3,286
19	Parkway Properties, Inc.	208
93	Pennsylvania Real Estate Investment Trust	716
14	PS Business Parks, Inc.	699
17	Ramco-Gershenson Properties Trust	139
82	Senior Housing Properties Trust	1,755
9	Sun Communities, Inc.	303

		29,063

	Thrifts & Mortgage Finance — 0.7%
19	Dime Community Bancshares, Inc.	189
77	Doral Financial Corp. (a)	84
29	First Niagara Financial Group, Inc.	263
17	OceanFirst Financial Corp.	199
108	Ocwen Financial Corp. (a)	1,432
39	Trustco Bank Corp.	175

		2,342

	Total Financials	75,042

Health Care — 12.5%
	Biotechnology — 3.6%
108	Achillion Pharmaceuticals, Inc. (a)	508
57	Acorda Therapeutics, Inc. (a)	1,130
42	Affymax, Inc. (a)	186
131	Anadys Pharmaceuticals, Inc. (a)	120
172	Ariad Pharmaceuticals, Inc. (a)	1,510
58	BioCryst Pharmaceuticals, Inc. (a) (c)	160
49	BioMimetic Therapeutics, Inc. (a)	161
71	Chelsea Therapeutics International Ltd. (a)	259
383	Dynavax Technologies Corp. (a)	712
113	Halozyme Therapeutics, Inc. (a)	691
57	Immunomedics, Inc. (a) (c)	182
81	Incyte Corp., Ltd. (a) (c)	1,126
34	InterMune, Inc. (a)	693
30	Ironwood Pharmaceuticals, Inc. (a)	328
53	Medivation, Inc. (a)	900
76	Momenta Pharmaceuticals, Inc. (a)	874
21	Onyx Pharmaceuticals, Inc. (a)	627
228	Raptor Pharmaceutical Corp. (a)	1,030
107	Savient Pharmaceuticals, Inc. (a) (c)	440
16	Targacept, Inc. (a)	239

		11,876

	Health Care Equipment & Supplies — 2.8%
51	Align Technology, Inc. (a)	780
83	Cantel Medical Corp.	1,753
65	DynaVox, Inc., Class A (a)	235
14	GenMark Diagnostics, Inc. (a)	78
21	Greatbatch, Inc. (a)	420
32	Integra LifeSciences Holdings Corp. (a)	1,152
67	Invacare Corp.	1,546
43	Orthofix International N.V., (Netherlands) (a)	1,470
255	RTI Biologics, Inc. (a)	838
23	Sirona Dental Systems, Inc. (a)	959

		9,231

	Health Care Providers & Services — 4.5%
18	AMERIGROUP Corp. (a)	710
89	AmSurg Corp. (a)	1,994
99	Five Star Quality Care, Inc. (a)	248
141	Gentiva Health Services, Inc. (a)	779
46	Hanger Orthopedic Group, Inc. (a)	871
86	Healthspring, Inc. (a)	3,132
136	Kindred Healthcare, Inc. (a)	1,175
162	Metropolitan Health Networks, Inc. (a)	737
47	Owens & Minor, Inc.	1,339
144	PharMerica Corp. (a)	2,055
21	Triple-S Management Corp., Class B (a)	345
10	US Physical Therapy, Inc.	178
97	Vanguard Health Systems, Inc. (a)	985
16	WellCare Health Plans, Inc. (a)	611

		15,159

	Health Care Technology — 0.3%
7	ePocrates, Inc. (a)	63

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Technology — Continued
80	MedAssets, Inc. (a)	770

		833

	Life Sciences Tools & Services — 0.0% (g)
35	Enzo Biochem, Inc. (a)	89
20	Pacific Biosciences of California, Inc. (a)	65

		154

	Pharmaceuticals — 1.3%
79	Aegerion Pharmaceuticals, Inc. (a)	1,006
85	Cadence Pharmaceuticals, Inc. (a)	557
69	Impax Laboratories, Inc. (a)	1,234
27	Par Pharmaceutical Cos., Inc. (a)	729
16	Sagent Pharmaceuticals, Inc. (a)	332
15	Salix Pharmaceuticals Ltd. (a)	438

		4,296

	Total Health Care	41,549

Industrials — 13.0%
	Aerospace & Defense — 2.6%
13	Ceradyne, Inc. (a)	342
8	Curtiss-Wright Corp.	219
33	Esterline Technologies Corp. (a)	1,706
255	GenCorp, Inc. (a)	1,143
12	HEICO Corp.	586
46	LMI Aerospace, Inc. (a)	781
77	Triumph Group, Inc.	3,738

		8,515

	Air Freight & Logistics — 0.5%
49	Atlas Air Worldwide Holdings, Inc. (a)	1,631

	Airlines — 0.9%
43	Alaska Air Group, Inc. (a)	2,443
96	Hawaiian Holdings, Inc. (a)	405

		2,848

	Building Products — 0.1%
7	Gibraltar Industries, Inc. (a)	53
20	Insteel Industries, Inc.	198

		251

	Commercial Services & Supplies — 1.9%
289	Cenveo, Inc. (a)	870
151	Deluxe Corp.	2,814
15	Herman Miller, Inc.	275
70	Knoll, Inc.	958
14	Team, Inc. (a)	294
7	UniFirst Corp.	331
24	United Stationers, Inc.	648
1	Waste Connections, Inc.	41

		6,231

	Construction & Engineering — 1.1%
65	EMCOR Group, Inc. (a)	1,323
127	MasTec, Inc. (a)	2,228
20	Tutor Perini Corp.	231

		3,782

	Electrical Equipment — 1.4%
37	Acuity Brands, Inc.	1,319
42	EnerSys (a)	845
52	Regal-Beloit Corp.	2,360

		4,524

	Industrial Conglomerates — 0.0% (g)
6	Standex International Corp.	174

	Machinery — 2.9%
34	Barnes Group, Inc.	654
29	CIRCOR International, Inc.	852
16	Columbus McKinnon Corp. (a)	171
82	EnPro Industries, Inc. (a)	2,422
103	Force Protection, Inc. (a)	397
38	Kadant, Inc. (a)	680
16	Robbins & Myers, Inc.	541
57	Trimas Corp. (a)	841
58	Wabtec Corp.	3,040
7	Watts Water Technologies, Inc., Class A	181

		9,779

	Professional Services — 0.1%
11	GP Strategies Corp. (a)	113
33	Kelly Services, Inc., Class A	380

		493

	Road & Rail — 0.5%
9	Dollar Thrifty Automotive Group, Inc. (a)	484
129	Quality Distribution, Inc. (a)	1,156

		1,640

	Trading Companies & Distributors — 0.8%
48	Applied Industrial Technologies, Inc.	1,309
19	Beacon Roofing Supply, Inc. (a)	309
10	Interline Brands, Inc. (a)	131
61	SeaCube Container Leasing Ltd.	741
19	United Rentals, Inc. (a)	325

		2,815

	Transportation Infrastructure — 0.2%
77	Wesco Aircraft Holdings, Inc. (a)	842

	Total Industrials	43,525

Information Technology — 15.1%
	Communications Equipment — 1.8%
141	Arris Group, Inc. (a)	1,454
42	Black Box Corp.	897
18	Blue Coat Systems, Inc. (a)	251
24	Comtech Telecommunications Corp.	668
13	NETGEAR, Inc. (a)	324
13	Oplink Communications, Inc. (a)	192
30	Plantronics, Inc.	851
53	Polycom, Inc. (a)	966
44	Symmetricom, Inc. (a)	191

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Communications Equipment — Continued
55	Westell Technologies, Inc., Class A (a)	118

		5,912

	Computers & Peripherals — 0.4%
27	Fusion-io, Inc. (a)	515
20	Imation Corp. (a)	143
18	Synaptics, Inc. (a)	423
34	Xyratex Ltd., (United Kingdom)	317

		1,398

	Electronic Equipment, Instruments & Components — 1.4%
59	Brightpoint, Inc. (a)	542
25	Daktronics, Inc.	212
27	DDi Corp.	196
11	FEI Co. (a)	321
28	Insight Enterprises, Inc. (a)	419
15	Littelfuse, Inc.	599
7	Measurement Specialties, Inc. (a)	182
41	Newport Corp. (a)	443
12	Plexus Corp. (a)	260
50	RadiSys Corp. (a)	305
35	SYNNEX Corp. (a)	909
38	TTM Technologies, Inc. (a)	359

		4,747

	Internet Software & Services — 1.2%
12	Demand Media, Inc. (a)	97
16	Keynote Systems, Inc.	334
6	Responsys, Inc. (a)	69
619	United Online, Inc.	3,235
8	Zillow, Inc. (a)	205

		3,940

	IT Services — 1.8%
16	CACI International, Inc., Class A (a)	804
89	CIBER, Inc. (a)	269
20	CSG Systems International, Inc. (a)	258
21	Gartner, Inc. (a)	736
12	ManTech International Corp., Class A	383
11	MAXIMUS, Inc.	398
27	TeleTech Holdings, Inc. (a)	405
20	Unisys Corp. (a)	318
41	VeriFone Systems, Inc. (a)	1,436
24	Wright Express Corp. (a)	898

		5,905

	Semiconductors & Semiconductor Equipment — 3.9%
18	Alpha & Omega Semiconductor Ltd. (a)	151
145	Amkor Technology, Inc. (a)	630
40	Brooks Automation, Inc.	326
124	Cirrus Logic, Inc. (a)	1,831
125	Entegris, Inc. (a)	794
15	GSI Technology, Inc. (a)	75
310	GT Advanced Technologies, Inc. (a)	2,179
15	Integrated Silicon Solution, Inc. (a)	115
385	Kulicke & Soffa Industries, Inc. (a)	2,870
72	Lattice Semiconductor Corp. (a)	377
45	Micrel, Inc.	430
41	Photronics, Inc. (a)	203
163	PMC-Sierra, Inc. (a)	977
114	Skyworks Solutions, Inc. (a)	2,040

		12,998

	Software — 4.6%
43	Actuate Corp. (a)	235
13	Ariba, Inc. (a)	349
147	Aspen Technology, Inc. (a)	2,246
40	Ebix, Inc. (a) (c)	592
118	JDA Software Group, Inc. (a)	2,766
86	Magma Design Automation, Inc. (a)	391
20	Monotype Imaging Holdings, Inc. (a)	246
23	Netscout Systems, Inc. (a)	258
52	Parametric Technology Corp. (a)	806
33	Progress Software Corp. (a)	576
31	Quest Software, Inc. (a)	488
9	Rovi Corp. (a)	400
28	SS&C Technologies Holdings, Inc. (a)	394
152	Take-Two Interactive Software, Inc. (a)	1,939
6	Tangoe, Inc. (a)	63
17	TeleCommunication Systems, Inc., Class A (a)	60
102	TeleNav, Inc. (a)	900
582	THQ, Inc. (a)	1,006
26	TIBCO Software, Inc. (a)	578
33	VASCO Data Security International, Inc. (a) (c)	168
35	VirnetX Holding Corp. (a) (c)	520
27	Websense, Inc. (a)	464

		15,445

	Total Information Technology	50,345

Materials — 5.3%
	Chemicals — 2.1%
5	FutureFuel Corp.	56
130	Georgia Gulf Corp. (a)	1,792
32	H.B. Fuller Co.	583
35	Innophos Holdings, Inc.	1,376
7	Innospec, Inc. (a)	160
46	Koppers Holdings, Inc.	1,165
20	Kraton Performance Polymers, Inc. (a)	328
97	PolyOne Corp.	1,037
51	Solutia, Inc. (a)	657

		7,154

	Containers & Packaging — 0.8%
166	Graphic Packaging Holding Co. (a)	571

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Containers & Packaging — Continued
42	Rock-Tenn Co., Class A	2,020

		2,591

	Metals & Mining — 1.7%
45	Century Aluminum Co. (a)	406
71	Coeur d’Alene Mines Corp. (a)	1,525
38	Hecla Mining Co. (a)	205
233	Noranda Aluminum Holding Corp. (a)	1,948
55	Revett Minerals, Inc. (a)	210
89	Worthington Industries, Inc.	1,246

		5,540

	Paper & Forest Products — 0.7%
79	Buckeye Technologies, Inc.	1,895
8	Schweitzer-Mauduit International, Inc.	458

		2,353

	Total Materials	17,638

Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.8%
21	Boingo Wireless, Inc. (a)	152
963	Cincinnati Bell, Inc. (a)	2,975
37	Consolidated Communications Holdings, Inc.	668
9	IDT Corp., Class B	190
142	Premiere Global Services, Inc. (a)	912
419	Vonage Holdings Corp. (a)	1,089

	Total Telecommunication Services	5,986

Utilities — 4.0%
	Electric Utilities — 2.7%
9	Central Vermont Public Service Corp.	324
67	El Paso Electric Co.	2,144
9	Empire District Electric Co. (The)	169
39	IDACORP, Inc.	1,470
171	Portland General Electric Co.	4,041
16	UniSource Energy Corp.	592
13	Westar Energy, Inc.	351

		9,091

	Gas Utilities — 1.3%
14	Chesapeake Utilities Corp.	570
13	Laclede Group, Inc. (The)	515
33	New Jersey Resources Corp.	1,400
3	Nicor, Inc.	176
10	Northwest Natural Gas Co.	450
19	Southwest Gas Corp.	673
12	WGL Holdings, Inc.	461

		4,245

	Total Utilities	13,336

	Total Common Stocks (Cost $317,734)	328,165

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.6%
1,880	U.S. Treasury Note, 0.750%, 11/30/11 (Cost $1,882)	1,882

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
3,763	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $3,763)	3,763

Investment of Cash Collateral for Securities on Loan — 1.3%
	Investment Company — 1.3%
4,239	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $4,239)	4,239

	Total Investments — 101.4% (Cost $327,618)	338,049
	Liabilities in Excess of Other Assets — (1.4)%	(4,514)

	NET ASSETS — 100.0%	$333,535

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2011.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,472
Aggregate gross unrealized depreciation	(51,041)

Net unrealized appreciation/depreciation	$10,431

Federal income tax cost of investments	$327,618

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$336,167	$1,882	$–	$338,049

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.6%
Consumer Discretionary — 20.8%
	Auto Components — 0.6%
556	Drew Industries, Inc.	11,117

	Distributors — 1.1%
852	Pool Corp.	22,305

	Diversified Consumer Services — 0.5%
1,147	Archipelago Learning, Inc. (a) (c)	9,637

	Hotels, Restaurants & Leisure — 7.6%
1,004	Brinker International, Inc.	21,006
575	Cracker Barrel Old Country Store, Inc.	23,055
731	Monarch Casino & Resort, Inc. (a)	7,151
1,455	Papa John’s International, Inc. (a)	44,231
1,323	Penn National Gaming, Inc. (a)	44,032
1,547	Shuffle Master, Inc. (a)	13,007

		152,482

	Household Durables — 3.5%
1,797	Jarden Corp.	50,784
1,287	Toll Brothers, Inc. (a)	18,576

		69,360

	Leisure Equipment & Products — 0.5%
694	Brunswick Corp.	9,745

	Media — 1.7%
1,063	Cinemark Holdings, Inc.	20,073
267	Morningstar, Inc.	15,058

		35,131

	Specialty Retail — 4.5%
1,780	American Eagle Outfitters, Inc.	20,864
1,660	Chico’s FAS, Inc.	18,973
812	Dick’s Sporting Goods, Inc. (a)	27,166
755	Williams-Sonoma, Inc.	23,237

		90,240

	Textiles, Apparel & Luxury Goods — 0.8%
1,079	Iconix Brand Group, Inc. (a)	17,044

	Total Consumer Discretionary	417,061

Consumer Staples — 1.3%
	Food Products — 1.3%
528	J&J Snack Foods Corp.	25,378

Energy — 4.9%
	Energy Equipment & Services — 2.5%
872	Exterran Holdings, Inc. (a)	8,476
1,243	Patterson-UTI Energy, Inc.	21,554
483	Tidewater, Inc.	20,289

		50,319

	Oil, Gas & Consumable Fuels — 2.4%
701	Approach Resources, Inc. (a) (c)	11,907
380	Cimarex Energy Co.	21,171
1,382	Resolute Energy Corp. (a) (c)	15,703

		48,781

	Total Energy	99,100

Financials — 22.4%
	Capital Markets — 5.5%
967	Calamos Asset Management, Inc., Class A	9,682
129	Diamond Hill Investment Group, Inc.	8,979
382	Eaton Vance Corp.	8,516
1,038	Epoch Holding Corp.	14,082
448	Greenhill & Co., Inc. (c)	12,805
2,215	HFF, Inc., Class A (a)	19,358
2,194	Janus Capital Group, Inc.	13,161
405	JMP Group, Inc.	2,353
1,476	KBW, Inc.	20,358

		109,294

	Commercial Banks — 7.0%
2,067	Associated Banc-Corp.	19,223
1,524	First Financial Bancorp	21,028
80	First of Long Island Corp. (The)	1,816
484	First Republic Bank (a)	11,205
1,028	Glacier Bancorp, Inc.	9,631
674	Iberiabank Corp.	31,711
3,506	Umpqua Holdings Corp.	30,820
2,903	Western Alliance Bancorp (a)	15,909

		141,343

	Insurance — 3.7%
983	eHealth, Inc. (a)	13,434
700	ProAssurance Corp.	50,421
166	RLI Corp.	10,569

		74,424

	Real Estate Investment Trusts (REITs) — 5.6%
792	EastGroup Properties, Inc.	30,217
489	Mid-America Apartment Communities, Inc.	29,440
1,251	National Retail Properties, Inc.	33,616
1,533	RLJ Lodging Trust	19,581

		112,854

	Real Estate Management & Development — 0.6%
449	FirstService Corp., (Canada) (a)	11,558

	Total Financials	449,473

Health Care — 10.5%
	Health Care Equipment & Supplies — 1.1%
329	IDEXX Laboratories, Inc. (a)	22,725

	Health Care Providers & Services — 8.0%
1,763	Coventry Health Care, Inc. (a)	50,791
448	MWI Veterinary Supply, Inc. (a)	30,810
1,588	PSS World Medical, Inc. (a)	31,260
1,272	VCA Antech, Inc. (a)	20,323
758	WellCare Health Plans, Inc. (a)	28,770

		161,954

	Health Care Technology — 1.1%
1,550	Omnicell, Inc. (a)	21,365

	Pharmaceuticals — 0.3%
1,012	Cumberland Pharmaceuticals, Inc. (a)	5,667

	Total Health Care	211,711

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Industrials — 14.6%
	Aerospace & Defense — 1.6%
404	TransDigm Group, Inc. (a)	32,956

	Air Freight & Logistics — 0.5%
403	Forward Air Corp.	10,244

	Building Products — 0.3%
699	NCI Building Systems, Inc. (a)	5,281

	Commercial Services & Supplies — 5.6%
2,683	ACCO Brands Corp. (a)	12,800
1,361	Herman Miller, Inc.	24,316
1,680	KAR Auction Services, Inc. (a)	20,346
1,630	Waste Connections, Inc.	55,135

		112,597

	Construction & Engineering — 0.7%
1,758	Comfort Systems USA, Inc.	14,626

	Electrical Equipment — 0.7%
294	Regal-Beloit Corp.	13,324

	Machinery — 4.1%
502	Altra Holdings, Inc. (a)	5,807
1,135	Douglas Dynamics, Inc.	14,508
293	Kaydon Corp.	8,399
997	RBC Bearings, Inc. (a)	33,877
402	Toro Co. (The)	19,826

		82,417

	Road & Rail — 0.8%
1,178	Knight Transportation, Inc.	15,676

	Trading Companies & Distributors — 0.3%
465	Interline Brands, Inc. (a)	5,983

	Total Industrials	293,104

Information Technology — 9.7%
	Electronic Equipment, Instruments & Components — 1.3%
545	Anixter International, Inc.	25,831

	Internet Software & Services — 1.3%
535	Active Network, Inc. (The) (a) (c)	7,896
1,161	Dice Holdings, Inc. (a)	9,076
243	SciQuest, Inc. (a)	3,634
13	Travelzoo, Inc. (a)	279
355	Vocus, Inc. (a)	5,947

		26,832

	Semiconductors & Semiconductor Equipment — 0.8%
1,625	Intersil Corp., Class A	16,720

	Software — 6.3%
891	DemandTec, Inc. (a)	5,828
675	MICROS Systems, Inc. (a)	29,635
1,411	Monotype Imaging Holdings, Inc. (a)	17,114
407	NetSuite, Inc. (a)	11,005
459	SolarWinds, Inc. (a)	10,100
723	Solera Holdings, Inc.	36,487
679	SuccessFactors, Inc. (a)	15,621

		125,790

	Total Information Technology	195,173

Materials — 9.5%
	Chemicals — 2.2%
320	Airgas, Inc.	20,429
550	Scotts Miracle-Gro Co. (The), Class A	24,515

		44,944

	Containers & Packaging — 6.5%
845	Aptargroup, Inc.	37,750
1,070	Crown Holdings, Inc. (a)	32,751
1,605	Silgan Holdings, Inc.	58,970

		129,471

	Metals & Mining — 0.8%
251	Compass Minerals International, Inc.	16,768

	Total Materials	191,183

Telecommunication Services — 1.0%
	Wireless Telecommunication Services — 1.0%
1,097	NTELOS Holdings Corp.	19,447

Utilities — 2.9%
	Gas Utilities — 1.3%
607	Northwest Natural Gas Co.	26,747

	Multi-Utilities — 1.6%
1,012	NorthWestern Corp.	32,338

	Total Utilities	59,085

	Total Common Stocks (Cost $1,828,777)	1,960,715

Short-Term Investment — 2.0%
	Investment Company — 2.0%
39,443	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $39,443)	39,443

Investments of Cash Collateral for Securities on Loan — 0.2%
	Investment Company — 0.2%
5,027	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $5,027)	5,027

	Total Investments — 99.8%
	(Cost $1,873,247)	2,005,185
	Other Assets in Excess of Liabilities — 0.2%	3,523

	NET ASSETS — 100.0%	$2,008,708

Percentages indicated are based on net assets.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$339,608
Aggregate gross unrealized depreciation	(207,670)

Net unrealized appreciation/depreciation	$131,938

Federal income tax cost of investments	$1,873,247

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$2,005,185	$—	$—	$2,005,185

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 98.5% (b)
	Alternative Assets — 3.3%
215,428	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (a)	3,985,412
431,207	JPMorgan International Realty Fund, Class R5 Shares	3,367,729
287,195	JPMorgan Realty Income Fund, Class R5 Shares	2,538,801

	Total Alternative Assets	9,891,942

	Fixed Income — 55.6%
7,105,359	JPMorgan Core Bond Fund, Class R6 Shares	84,127,455
2,107,536	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	16,523,085
4,742,754	JPMorgan High Yield Fund, Class R6 Shares	35,475,797
1,860,410	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	19,534,301
975,647	JPMorgan Real Return Fund, Institutional Class Shares	10,058,923

	Total Fixed Income	165,719,561

	International Equity — 12.2%
342,768	JPMorgan Emerging Economies Fund, Class R5 Shares	3,828,717
338,827	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	6,522,411
513,375	JPMorgan Global Natural Resources Fund, Class R5 Shares (a)	5,908,945
674,930	JPMorgan International Equity Fund, Class R6 Shares	7,721,198
714,377	JPMorgan International Opportunities Fund, Class R6 Shares	7,901,012
324,728	JPMorgan Intrepid International Fund, Institutional Class Shares	4,581,906

	Total International Equity	36,464,189

	Money Market — 9.0%
26,777,427	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	26,777,427

	U.S. Equity — 18.4%
1,604,691	JPMorgan Disciplined Equity Fund, Class R6 Shares	23,187,786
570,380	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	4,454,665
254,690	JPMorgan Intrepid America Fund, Class R5 Shares	5,256,795
120,205	JPMorgan Small Cap Equity Fund, Class R5 Shares	3,927,105
245,619	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	2,392,325
138,042	JPMorgan Small Cap Value Fund, Class R6 Shares	2,124,472
999,284	JPMorgan U.S. Equity Fund, Class R6 Shares	9,013,539
277,687	JPMorgan Value Advantage Fund, Institutional Class Shares	4,523,528

	Total U.S. Equity	54,880,215

	Total Investment Companies (Cost $288,393,797)	293,733,334

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 1.2%
3,625,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $3,632,699)	3,634,769

	Total Investments — 99.7% (Cost $292,026,496)	297,368,103
	Other Assets in Excess of Liabilities — 0.3%	899,943

	NET ASSETS — 100.0%	$298,268,046

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
17	S&P/Toronto 60 Index	12/15/11	$2,156,675	$(87,568)
6	10 Year Australian Government Bond	12/15/11	663,462	(5,617)
8	DAX	12/16/11	1,465,954	73,248
173	E-mini S&P 500	12/16/11	9,739,900	(347,358)
18	10 Year Canadian Government Bond	12/19/11	2,283,023	52,162
43	10 Year U.S. Treasury Note	12/20/11	5,594,031	59,694
11	Long Gilt	12/28/11	2,229,771	53,399
	Short Futures Outstanding
(44)	OMXS30 Index	10/21/11	(582,917)	(17,880)
(8)	Hang Seng Index	10/28/11	(894,779)	25,389
(12)	Euro Bund	12/08/11	(2,194,350)	(47,347)
(1)	10 Year Japanese Government Bond	12/09/11	(1,844,030)	(4,857)
(28)	SFE SPI 200 Index	12/15/11	(2,709,560)	65,182
(9)	Dow Jones Euro STOXX 50 Index	12/16/11	(259,965)	(16,896)
(59)	E-mini Russell 2000	12/16/11	(3,784,850)	246,320
(24)	FTSE 100 Index	12/16/11	(1,905,150)	34,816
(58)	5 Year U.S. Treasury Note	12/30/11	(7,104,094)	(5,319)

				$77,368

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Funds are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,221,512
Aggregate gross unrealized depreciation	(6,879,905)

Net unrealized appreciation/depreciation	$5,341,607

Federal income tax cost of investments	$292,026,496

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investment in Securities (a)	$293,733,334	$3,634,769	$—	$297,368,103
Appreciation in Other Financial Instruments
Futures Contracts	$610,210	$—	$—	$610,210
Depreciation in Other Financial Instruments
Futures Contracts	$(532,842)	$—	$—	$(532,842)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.7% (b)
	Alternative Assets — 3.7%
106,525	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (a)	1,970,706
943,478	JPMorgan International Realty Fund, Class R5 Shares	7,368,563
1,143,610	JPMorgan Realty Income Fund, Class R5 Shares	10,109,511

	Total Alternative Assets	19,448,780

	Fixed Income — 48.6%
12,665,299	JPMorgan Core Bond Fund, Class R6 Shares	149,957,146
3,383,402	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	26,525,870
7,416,708	JPMorgan High Yield Fund, Class R6 Shares	55,476,975
1,394,492	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	14,642,167
712,003	JPMorgan Real Return Fund, Institutional Class Shares	7,340,754

	Total Fixed Income	253,942,912

	International Equity — 17.6%
1,384,041	JPMorgan Emerging Economies Fund, Class R5 Shares	15,459,739
882,467	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	16,987,493
565,399	JPMorgan Global Natural Resources Fund, Class R5 Shares (a)	6,507,740
1,887,065	JPMorgan International Equity Fund, Class R6 Shares	21,588,020
1,958,094	JPMorgan International Opportunities Fund, Class R6 Shares	21,656,517
704,015	JPMorgan Intrepid International Fund, Institutional Class Shares	9,933,657

	Total International Equity	92,133,166

	Money Market — 2.6%
13,362,403	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	13,362,403

	U.S. Equity — 27.2%
3,171,106	JPMorgan Disciplined Equity Fund, Class R6 Shares	45,822,485
1,612,379	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	12,592,676
970,401	JPMorgan Intrepid America Fund, Class R5 Shares	20,029,078
292,536	JPMorgan Small Cap Equity Fund, Class R5 Shares	9,557,156
606,302	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	5,905,377
344,780	JPMorgan Small Cap Value Fund, Class R6 Shares	5,306,160
3,447,189	JPMorgan U.S. Equity Fund, Class R6 Shares	31,093,642
752,426	JPMorgan Value Advantage Fund, Institutional Class Shares	12,257,018

	Total U.S. Equity	142,563,592

	Total Investment Companies (Cost $522,068,655)	521,450,853

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 1.2%
6,330,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $6,343,505)	6,347,060

	Total Investments — 100.9% (Cost $528,412,160)	527,797,913
	Liabilities in Excess of Other Assets — (0.9)%	(4,619,098)

	NET ASSETS — 100.0%	$523,178,815

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
30	S&P/Toronto 60 Index	12/15/11	$3,805,897	$(154,545)
10	10 Year Australian Government Bond	12/15/11	1,105,770	(9,362)
12	Dow Jones Euro STOXX 50 Index	12/16/11	346,620	22,317
16	DAX	12/16/11	2,931,909	146,497
372	E-mini S&P 500	12/16/11	20,943,600	(800,453)
29	10 Year Canadian Government Bond	12/19/11	3,678,204	84,046
85	10 Year U.S. Treasury Note	12/20/11	11,057,969	117,999
19	Long Gilt	12/28/11	3,851,422	92,234
	Short Futures Outstanding
(100)	OMXS30 Index	10/21/11	(1,324,812)	(40,602)
(11)	Hang Seng Index	10/28/11	(1,230,321)	34,778
(20)	Euro Bund	12/08/11	(3,657,249)	(78,911)
(3)	TOPIX Index	12/08/11	(294,632)	(4,718)
(2)	10 Year Japanese Government Bond	12/09/11	(3,688,059)	(9,715)
(52)	SFE SPI 200 Index	12/15/11	(5,032,040)	121,059
(62)	E-mini Russell 2000	12/16/11	(3,977,300)	288,033
(45)	FTSE 100 Index	12/16/11	(3,572,157)	65,351
(34)	5 Year U.S. Treasury Note	12/30/11	(4,164,469)	1,903

				$(124,089)

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund’s are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,332,897
Aggregate gross unrealized depreciation	(19,947,144)

Net unrealized appreciation/depreciation	$(614,247)

Federal income tax cost of investments	$528,412,160

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$521,450,853	$6,347,060	$—	$527,797,913
Appreciation in Other Financial Instruments
Futures Contracts	$974,217	$—	$—	$974,217
Depreciation in Other Financial Instruments
Futures Contracts	$(1,098,306)	$—	$—	$(1,098,306)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.5% (b)
	Alternative Assets — 3.7%
1,878,018	JPMorgan International Realty Fund, Class R5 Shares	14,667,320
2,673,394	JPMorgan Realty Income Fund, Class R5 Shares	23,632,807

	Total Alternative Assets	38,300,127

	Fixed Income — 39.8%
22,025,374	JPMorgan Core Bond Fund, Class R6 Shares	260,780,429
5,789,315	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	45,388,231
13,956,431	JPMorgan High Yield Fund, Class R6 Shares	104,394,106

	Total Fixed Income	410,562,766

	International Equity — 20.6%
3,421,252	JPMorgan Emerging Economies Fund, Class R5 Shares	38,215,382
2,520,689	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	48,523,258
4,442,161	JPMorgan International Equity Fund, Class R6 Shares	50,818,318
4,611,531	JPMorgan International Opportunities Fund, Class R6 Shares	51,003,533
1,656,119	JPMorgan Intrepid International Fund, Institutional Class Shares	23,367,833

	Total International Equity	211,928,324

	Money Market — 2.6%
27,064,022	JPMorgan Prime Money Market
	Fund, Institutional Class Shares, 0.070% (l) (m)	27,064,022

	U.S. Equity — 32.8%
7,253,252	JPMorgan Disciplined Equity Fund, Class R6 Shares	104,809,497
4,406,922	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	34,418,058
2,321,689	JPMorgan Intrepid America Fund, Class R5 Shares	47,919,670
508,925	JPMorgan Small Cap Equity Fund, Class R5 Shares	16,626,582
1,312,286	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	12,781,661
1,019,295	JPMorgan Small Cap Value Fund, Class R6 Shares	15,686,956
7,792,690	JPMorgan U.S. Equity Fund, Class R6 Shares	70,290,065
2,159,003	JPMorgan Value Advantage Fund,
	Institutional Class Shares	35,170,164

	Total U.S. Equity	337,702,653

	Total Investment Companies (Cost $1,029,865,538)	1,025,557,892

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligation — 1.2%
12,795,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $12,819,015)	12,829,483

	Total Investments — 100.7% (Cost $1,042,684,553)	1,038,387,375
	Liabilities in Excess of Other Assets — (0.7)%	(7,555,264)

	NET ASSETS — 100.0%	$1,030,832,111

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	TOPIX Index	12/08/11	$294,632	$4,660
22	10 Year Australian Government Bond	12/15/11	2,432,694	(20,596)
61	S&P/Toronto 60 Index	12/15/11	7,738,658	(314,226)
21	Dow Jones Euro STOXX 50 Index	12/16/11	606,585	39,054
800	E-mini S&P 500	12/16/11	45,040,000	(1,595,657)
29	DAX	12/16/11	5,314,085	265,526
61	10 Year Canadian Government Bond	12/19/11	7,736,912	176,783
161	10 Year U.S. Treasury Note	12/20/11	20,945,094	223,504
39	Long Gilt	12/28/11	7,905,550	189,323
	Short Futures Outstanding
(203)	OMXS30 Index	10/21/11	(2,689,369)	(82,237)
(28)	Hang Seng Index	10/28/11	(3,131,726)	88,589
(41)	Euro Bund	12/08/11	(7,497,361)	(161,768)
(3)	10 Year Japanese Government Bond	12/09/11	(5,532,089)	(14,572)
(95)	SFE SPI 200 Index	12/15/11	(9,193,150)	221,157
(90)	FTSE 100 Index	12/16/11	(7,144,313)	130,568
(12)	E-mini Russell 2000	12/16/11	(769,800)	83,254
(177)	5 Year U.S. Treasury Note	12/30/11	(21,679,734)	(9,854)

				$(776,492)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Funds are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,031,609
Aggregate gross unrealized depreciation	(37,328,787)

Net unrealized appreciation/depreciation	$(4,297,178)

Federal income tax cost of investments	$1,042,684,553

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$1,025,557,892	$12,829,483	$—	$1,038,387,375
Appreciation in Other Financial Instruments
Futures Contracts	$1,422,418	$—	$—	$1,422,418
Depreciation in Other Financial Instruments
Futures Contracts	$(2,198,910)	$—	$—	$(2,198,910)

(a)	Portfolio holdings designed as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.2% (b)
	Alternative Assets — 4.2%
1,000,998	JPMorgan International Realty Fund, Class R5 Shares	7,817,797
1,319,878	JPMorgan Realty Income Fund, Class R5 Shares	11,667,725

	Total Alternative Assets	19,485,522

	Fixed Income — 29.3%
5,607,836	JPMorgan Core Bond Fund, Class R6 Shares	66,396,777
2,648,886	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	20,767,268
6,375,809	JPMorgan High Yield Fund, Class R6 Shares	47,691,052

	Total Fixed Income	134,855,097

	International Equity — 25.2%
1,991,207	JPMorgan Emerging Economies Fund, Class R5 Shares	22,241,784
1,396,547	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	26,883,529
2,346,284	JPMorgan International Equity Fund, Class R6 Shares	26,841,491
2,434,561	JPMorgan International Opportunities Fund, Class R6 Shares	26,926,244
916,300	JPMorgan Intrepid International Fund, Institutional Class Shares	12,928,995

	Total International Equity	115,822,043

	Money Market — 2.5%
11,702,681	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	11,702,681

	U.S. Equity — 38.0%
3,620,503	JPMorgan Disciplined Equity Fund, Class R6 Shares	52,316,272
2,204,297	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	17,215,561
1,167,826	JPMorgan Intrepid America Fund, Class R5 Shares	24,103,929
334,112	JPMorgan Small Cap Equity Fund, Class R5 Shares	10,915,443
652,281	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	6,353,213
461,620	JPMorgan Small Cap Value Fund, Class R6 Shares	7,104,330
4,133,484	JPMorgan U.S. Equity Fund, Class R6 Shares	37,284,025
1,172,846	JPMorgan Value Advantage Fund, Institutional Class Shares	19,105,661

	Total U.S. Equity	174,398,434

	Total Investment Companies (Cost $480,325,560)	456,263,777

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 1.7%
7,880,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (m) (Cost $7,896,933)	7,901,236

	Total Investments — 100.9% (Cost $488,222,493)	464,165,013
	Liabilities in Excess of Other Assets — (0.9)%	(4,005,165)

	NET ASSETS — 100.0%	$460,159,848

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
38	S&P/Toronto 60 Index	12/15/11	$4,820,804	$(195,741)
9	10 Year Australian Government Bond	12/15/11	995,193	(8,425)
21	DAX	12/16/11	3,848,130	192,277
497	E-mini S&P 500	12/16/11	27,981,100	(998,296)
44	10 Year Canadian Government Bond	12/19/11	5,580,723	127,518
89	10 Year U.S. Treasury Note	12/20/11	11,578,344	123,552
29	Long Gilt	12/28/11	5,878,486	140,779

	Short Futures Outstanding
(95)	OMXS30 Index	10/21/11	(1,258,572)	(38,552)
(17)	Hang Seng Index	10/28/11	(1,901,405)	53,799
(21)	Euro Bund	12/08/11	(3,840,112)	(82,857)
(2)	TOPIX Index	12/08/11	(196,422)	(3,145)
(2)	10 Year Japanese Government Bond	12/09/11	(3,688,059)	(9,715)
(62)	SFE SPI 200 Index	12/15/11	(5,999,740)	144,345
(21)	Dow Jones Euro STOXX 50 Index	12/16/11	(606,585)	(39,424)
(58)	E-mini Russell 2000	12/16/11	(3,720,700)	244,592
(50)	FTSE 100 Index	12/16/11	(3,969,063)	72,548
(108)	5 Year U.S. Treasury Note	12/30/11	(13,228,312)	1,085

				$(275,660)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,609,379
Aggregate gross unrealized depreciation	(28,666,859)

Net unrealized appreciation/depreciation	$(24,057,480)

Federal income tax cost of investments	$488,222,493

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instruments level within the fair value of the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$456,263,777	$7,901,236	$—	$464,165,013
Appreciation in Other Financial Instruments
Futures Contracts	$1,100,495	$—	$—	$1,100,495

Depreciation in Other Financial Instruments
Futures Contracts	$(1,376,155)	$—	$—	$(1,376,155)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 98.4% (b)
	Alternative Assets – 4.5%
2,065,577	JPMorgan International Realty Fund, Class R5 Shares	16,132,156
2,615,593	JPMorgan Realty Income Fund, Class R5 Shares	23,121,840

	Total Alternative Assets	39,253,996

	Fixed Income — 21.7%
4,678,072	JPMorgan Core Bond Fund, Class R6 Shares	55,388,378
5,113,224	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	40,087,679
12,611,185	JPMorgan High Yield Fund, Class R6 Shares	94,331,663

	Total Fixed Income	189,807,720

	International Equity — 28.2%
4,285,460	JPMorgan Emerging Economies Fund, Class R5 Shares	47,868,592
2,946,942	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	56,728,639
4,857,216	JPMorgan International Equity Fund, Class R6 Shares	55,566,546
5,130,994	JPMorgan International Opportunities Fund, Class R6 Shares	56,748,791
2,102,331	JPMorgan Intrepid International Fund, Institutional Class Shares	29,663,893

	Total International Equity	246,576,461

	Money Market — 2.6%
22,513,273	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	22,513,273

	U.S. Equity — 41.4%
7,101,698	JPMorgan Disciplined Equity Fund, Class R6 Shares	102,619,531
4,905,231	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	38,309,857
2,541,739	JPMorgan Intrepid America Fund, Class R5 Shares	52,461,484
652,917	JPMorgan Small Cap Equity Fund, Class R5 Shares	21,330,801
1,655,300	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	16,122,617
983,380	JPMorgan Small Cap Value Fund, Class R6 Shares	15,134,225
8,702,462	JPMorgan U.S. Equity Fund, Class R6 Shares	78,496,209
2,345,106	JPMorgan Value Advantage Fund, Institutional Class Shares	38,201,780

	Total U.S. Equity	362,676,504

	Total Investment Companies (Cost $885,012,044)	860,827,954

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligation — 2.4%
21,325,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $21,370,049)	21,382,471

	Total Investments — 100.8% (Cost $906,382,093)	882,210,425
	Liabilities in Excess of Other Assets — (0.8)%	(7,399,698)

	NET ASSETS — 100.0%	$874,810,727

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	TOPIX Index	12/08/11	$883,897	$13,980
96	S&P/Toronto 60 Index	12/15/11	12,178,872	(494,479)
38	10 Year Australian Government Bond	12/15/11	4,201,926	(35,575)
50	DAX	12/16/11	9,162,216	457,803
1,249	E-mini S&P 500	12/16/11	70,318,700	(2,554,483)
100	10 Year Canadian Government Bond	12/19/11	12,683,462	289,807
261	10 Year U.S. Treasury Note	12/20/11	33,954,469	362,327
67	Long Gilt	12/28/11	13,581,329	325,248
	Short Futures Outstanding
(254)	OMXS30 Index	10/21/11	(3,365,023)	(103,028)
(34)	Hang Seng Index	10/28/11	(3,802,810)	107,591
(70)	Euro Bund	12/08/11	(12,800,373)	(276,189)
(6)	10 Year Japanese Government Bond	12/09/11	(11,064,177)	(29,144)
(163)	SFE SPI 200 Index	12/15/11	(15,773,510)	379,511
(10)	Dow Jones Euro STOXX 50 Index	12/16/11	(288,850)	(18,773)
(169)	E-mini Russell 2000	12/16/11	(10,841,350)	737,048
(142)	FTSE 100 Index	12/16/11	(11,272,139)	206,009
(285)	5 Year U.S. Treasury Note	12/30/11	(34,908,047)	(31,989)

				$(664,336)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,695,744
Aggregate gross unrealized depreciation	(46,867,412)

Net unrealized appreciation/depreciation	$(24,171,668)

Federal income tax cost of investments	$906,382,093

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instruments level within the fair value of the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$860,827,954	$21,382,471	$—	$882,210,425
Appreciation in Other Financial Instruments
Futures Contracts	$2,879,324	$—	$—	$2,879,324
Depreciation in Other Financial Instruments
Futures Contracts	$(3,543,660)	$—	$—	$(3,543,660)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 98.4% (b)
	Alternative Assets — 5.0%
769,934	JPMorgan International Realty Fund, Class R5 Shares	6,013,181
914,701	JPMorgan Realty Income Fund, Class R5 Shares	8,085,952

	Total Alternative Assets	14,099,133

	Fixed Income — 15.3%
246,112	JPMorgan Core Bond Fund, Class R6 Shares	2,913,968
1,466,298	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	11,495,780
3,870,233	JPMorgan High Yield Fund, Class R6 Shares	28,949,342

	Total Fixed Income	43,359,090

	International Equity — 31.1%
1,509,369	JPMorgan Emerging Economies Fund, Class R5 Shares	16,859,652
1,030,598	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	19,839,014
1,802,086	JPMorgan International Equity Fund, Class R6 Shares	20,615,865
1,798,440	JPMorgan International Opportunities Fund, Class R6 Shares	19,890,750
759,570	JPMorgan Intrepid International Fund, Institutional Class Shares	10,717,537

	Total International Equity	87,922,818

	Money Market — 2.7%
7,586,629	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	7,586,629

	U.S. Equity — 44.3%
2,290,380	JPMorgan Disciplined Equity Fund, Class R6 Shares	33,095,996
1,684,852	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	13,158,691
952,408	JPMorgan Intrepid America Fund, Class R5 Shares	19,657,698
241,248	JPMorgan Small Cap Equity Fund, Class R5 Shares	7,881,570
560,978	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	5,463,930
292,109	JPMorgan Small Cap Value Fund, Class R6 Shares	4,495,551
3,097,047	JPMorgan U.S. Equity Fund, Class R6 Shares	27,935,361
840,584	JPMorgan Value Advantage Fund, Institutional Class Shares	13,693,109

	Total U.S. Equity	125,381,906

	Total Investment Companies (Cost $297,146,796)	278,349,576

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 2.4%
6,945,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $6,960,630)	6,963,717

	Total Investments — 100.8%
	(Cost $304,107,426)	285,313,293
	Liabilities in Excess of Other Assets — (0.8)%	(2,329,999)

	NET ASSETS — 100.0%	$282,983,294

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
32	S&P/Toronto 60 Index	12/15/11	$4,059,624	$(164,841)
10	10 Year Australian Government Bond	12/15/11	1,105,770	(9,362)
15	DAX	12/16/11	2,748,665	137,341
494	E-mini S&P 500	12/16/11	27,812,200	(1,041,869)
35	10 Year Canadian Government Bond	12/19/11	4,439,212	101,427
73	10 Year U.S. Treasury Note	12/20/11	9,496,844	101,340
24	Long Gilt	12/28/11	4,864,954	116,507
	Short Futures Outstanding
(79)	OMXS30 Index	10/21/11	(1,046,602)	(32,129)
(12)	Hang Seng Index	10/28/11	(1,342,168)	37,991
(18)	Euro Bund	12/08/11	(3,291,525)	(71,020)
(2)	10 Year Japanese Government Bond	12/09/11	(3,688,059)	(9,715)
(51)	SFE SPI 200 Index	12/15/11	(4,935,270)	118,733
(29)	Dow Jones Euro STOXX 50 Index	12/16/11	(837,665)	(54,442)
(59)	E-mini Russell 2000	12/16/11	(3,784,850)	248,400
(46)	FTSE 100 Index	12/16/11	(3,651,538)	66,723
(128)	5 Year U.S. Treasury Note	12/30/11	(15,678,000)	(27,292)

				$(482,208)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund’s are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,787,417
Aggregate gross unrealized depreciation	(20,581,550)

Net unrealized appreciation/depreciation	$(18,794,133)

Federal income tax cost of investments	$304,107,426

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$278,349,576	$6,963,717	$—	$285,313,293
Appreciation in Other Financial Instruments
Futures Contracts	$928,462	$—	$—	$928,462
Depreciation in Other Financial Instruments
Futures Contracts	$(1,410,670)	$—	$—	$(1,410,670)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 98.0% (b)
	Alternative Assets — 5.0%
1,597,992	JPMorgan International Realty Fund, Class R5 Shares	12,480,316
2,031,952	JPMorgan Realty Income Fund, Class R5 Shares	17,962,455

	Total Alternative Assets	30,442,771

	Fixed Income — 15.5%
618,203	JPMorgan Core Bond Fund, Class R6 Shares	7,319,522
3,132,623	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	24,559,764
8,331,840	JPMorgan High Yield Fund, Class R6 Shares	62,322,165

	Total Fixed Income	94,201,451

	International Equity — 30.6%
3,257,153	JPMorgan Emerging Economies Fund, Class R5 Shares	36,382,401
2,211,490	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	42,571,179
3,702,479	JPMorgan International Equity Fund, Class R6 Shares	42,356,360
3,798,660	JPMorgan International Opportunities Fund, Class R6 Shares	42,013,178
1,614,955	JPMorgan Intrepid International Fund, Institutional Class Shares	22,787,013

	Total International Equity	186,110,131

	Money Market — 2.7%
16,585,327	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	16,585,327

	U.S. Equity — 44.2%
4,950,276	JPMorgan Disciplined Equity Fund, Class R6 Shares	71,531,491
3,824,587	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	29,870,022
1,909,284	JPMorgan Intrepid America Fund, Class R5 Shares	39,407,628
548,853	JPMorgan Small Cap Equity Fund, Class R5 Shares	17,931,034
1,062,667	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	10,350,374
682,718	JPMorgan Small Cap Value Fund, Class R6 Shares	10,507,030
6,588,388	JPMorgan U.S. Equity Fund, Class R6 Shares	59,427,262
1,848,471	JPMorgan Value Advantage Fund, Institutional Class Shares	30,111,599

	Total U.S. Equity	269,136,440

	Total Investment Companies (Cost $617,227,673)	596,476,120

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligation — 2.6%
15,875,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $15,908,747)	15,917,783

	Total Investments — 100.6% (Cost $633,136,420)	612,393,903
	Liabilities in Excess of Other Assets — (0.6)%	(3,415,075)

	NET ASSETS — 100.0%	$608,978,828

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	TOPIX Index	12/08/11	$982,108	$15,533
27	10 Year Australian Government Bond	12/15/11	2,985,579	(25,277)
70	S&P/Toronto 60 Index	12/15/11	8,880,428	(360,580)
17	Dow Jones Euro STOXX 50 Index	12/16/11	491,045	31,615
1,077	E-mini S&P 500	12/16/11	60,635,100	(2,036,169)
34	DAX	12/16/11	6,230,306	311,306
77	10 Year Canadian Government Bond	12/19/11	9,766,266	223,152
177	10 Year U.S. Treasury Note	12/20/11	23,026,594	245,716
48	Long Gilt	12/28/11	9,729,908	233,013
	Short Futures Outstanding
(182)	OMXS30 Index	10/21/11	(2,411,158)	(73,854)
(28)	Hang Seng Index	10/28/11	(3,131,726)	88,583
(50)	Euro Bund	12/08/11	(9,143,124)	(197,278)
(5)	10 Year Japanese Government Bond	12/09/11	(9,220,148)	(24,287)
(114)	SFE SPI 200 Index	12/15/11	(11,031,780)	265,430
(92)	FTSE 100 Index	12/16/11	(7,303,076)	133,477
(128)	E-mini Russell 2000	12/16/11	(8,211,200)	534,693
(252)	5 Year U.S. Treasury Note	12/30/11	(30,866,062)	(31,909)

				$(666,836)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund’s are registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,352,693
Aggregate gross unrealized depreciation	(36,095,210)

Net unrealized appreciation/depreciation	$(20,742,517)

Federal income tax cost of investments	$633,136,420

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$596,476,120	$15,917,783	$—	$612,393,903
Appreciation in Other Financial Instruments
Futures Contracts	$2,082,518	$—	$—	$2,082,518
Depreciation in Other Financial Instruments
Futures Contracts	$(2,749,354)	$—	$—	$(2,749,354)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between levels 1 and 2 during the period ended September 30, 2011.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 98.5% (b)
	Alternative Assets — 4.9%
331,204	JPMorgan International Realty Fund, Class R5 Shares	2,586,702
417,328	JPMorgan Realty Income Fund, Class R5 Shares	3,689,178

	Total Alternative Assets	6,275,880

	Fixed Income — 15.7%
165,155	JPMorgan Core Bond Fund, Class R6 Shares	1,955,431
649,432	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	5,091,551
1,718,666	JPMorgan High Yield Fund, Class R6 Shares	12,855,624

	Total Fixed Income	19,902,606

	International Equity — 30.6%
673,321	JPMorgan Emerging Economies Fund, Class R5 Shares	7,520,994
457,153	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	8,800,202
761,612	JPMorgan International Equity Fund, Class R6 Shares	8,712,839
798,672	JPMorgan International Opportunities Fund, Class R6 Shares	8,833,309
334,097	JPMorgan Intrepid International Fund, Institutional Class Shares	4,714,113

	Total International Equity	38,581,457

	Money Market — 3.2%
4,016,652	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	4,016,652

	U.S. Equity — 44.1%
1,013,408	JPMorgan Disciplined Equity Fund, Class R6 Shares	14,643,744
773,982	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	6,044,801
406,716	JPMorgan Intrepid America Fund, Class R5 Shares	8,394,618
105,157	JPMorgan Small Cap Equity Fund, Class R5 Shares	3,435,470
229,072	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	2,231,163
146,569	JPMorgan Small Cap Value Fund, Class R6 Shares	2,255,702
1,367,155	JPMorgan U.S. Equity Fund, Class R6 Shares	12,331,740
378,409	JPMorgan Value Advantage Fund, Institutional Class Shares	6,164,276

	Total U.S. Equity	55,501,514

	Total Investment Companies (Cost $134,477,158)	124,278,109

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligation — 2.5%
3,150,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $3,157,185)	3,158,489

	Total Investments — 101.0% (Cost $137,634,343)	127,436,598
	Liabilities in Excess of Other Assets — (1.0)%	(1,314,328)

	NET ASSETS — 100.0%	$126,122,270

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
14	S&P/Toronto 60 Index	12/15/11	$1,776,085	$(72,122)
4	10 Year Australian Government Bond	12/15/11	442,308	(3,745)
3	Dow Jones Euro STOXX 50 Index	12/16/11	86,655	1,032
7	DAX	12/16/11	1,282,710	64,092
221	E-mini S&P 500	12/16/11	12,442,300	(419,326)
16	10 Year Canadian Government Bond	12/19/11	2,029,354	46,368
34	10 Year U.S. Treasury Note	12/20/11	4,423,188	47,200
10	Long Gilt	12/28/11	2,027,064	48,544
	Short Futures Outstanding
(33)	OMXS30 Index	10/21/11	(437,188)	(13,336)
(5)	Hang Seng Index	10/28/11	(559,237)	15,770
(10)	Euro Bund	12/08/11	(1,828,625)	(39,455)
(1)	10 Year Japanese Government Bond	12/09/11	(1,844,029)	(4,857)
(23)	SFE SPI 200 Index	12/15/11	(2,225,710)	53,551
(20)	FTSE 100 Index	12/16/11	(1,587,625)	29,030
(24)	E-mini Russell 2000	12/16/11	(1,539,600)	106,627
(56)	5 Year U.S. Treasury Note	12/30/11	(6,859,125)	(8,119)

				$(148,746)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$263,884
Aggregate gross unrealized depreciation	(10,461,629)

Net unrealized appreciation/depreciation	$(10,197,745)

Federal income tax cost of investments	$137,634,343

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$124,278,109	$3,158,489	$—	$127,436,598
Appreciation in Other Financial Instruments
Futures Contracts	$412,214	$—	$—	$412,214
Depreciation in Other Financial Instruments
Futures Contracts	$(560,960)	$—	$—	$(560,960)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between levels 1 and 2 during the period ended September 30, 2011.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.1% (b)
	Alternative Assets — 5.0%
298,095	JPMorgan International Realty
	Fund, Class R5 Shares	2,328,118
428,608	JPMorgan Realty Income Fund, Class R5 Shares	3,788,895

	Total Alternative Assets	6,117,013

	Fixed Income — 15.8%
151,856	JPMorgan Core Bond Fund, Class R6 Shares	1,797,974
621,702	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	4,874,145
1,693,590	JPMorgan High Yield Fund, Class R6 Shares	12,668,055

	Total Fixed Income	19,340,174

	International Equity — 31.5%
655,650	JPMorgan Emerging Economies Fund, Class R5 Shares	7,323,613
445,079	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	8,567,764
781,724	JPMorgan International Equity Fund, Class R6 Shares	8,942,924
787,242	JPMorgan International Opportunities Fund, Class R6 Shares	8,706,896
354,373	JPMorgan Intrepid International Fund, Institutional Class Shares	5,000,199

	Total International Equity	38,541,396

	Money Market — 3.5%
4,307,462	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	4,307,462

	U.S. Equity — 43.3%
961,399	JPMorgan Disciplined Equity Fund, Class R6 Shares	13,892,218
770,762	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	6,019,654
398,933	JPMorgan Intrepid America Fund, Class R5 Shares	8,233,984
103,977	JPMorgan Small Cap Equity Fund, Class R5 Shares	3,396,940
178,624	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	1,739,800
117,288	JPMorgan Small Cap Value Fund, Class R6 Shares	1,805,058
1,321,598	JPMorgan U.S. Equity Fund, Class R6 Shares	11,920,814
373,641	JPMorgan Value Advantage Fund, Institutional Class Shares	6,086,616

	Total U.S. Equity	53,095,084

	Total Investment Companies (Cost $131,131,694)	121,401,129

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligation — 2.5%
3,025,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $3,031,675)	3,033,153

	Total Investments — 101.6% (Cost $134,163,369)	124,434,282
	Liabilities in Excess of Other Assets — (1.6)%	(1,958,894)

	NET ASSETS — 100.0%	$122,475,388

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
14	S&P/Toronto 60 Index	12/15/11	$1,776,086	$(72,122)
4	10 Year Australian Government Bond	12/15/11	442,308	(3,745)
7	DAX	12/16/11	1,282,710	64,092
222	E-mini S&P 500	12/16/11	12,498,600	(449,148)
13	10 Year Canadian Government Bond	12/19/11	1,648,850	37,678
34	10 Year U.S. Treasury Note	12/20/11	4,423,187	47,200
10	Long Gilt	12/28/11	2,027,064	48,545
	Short Futures Outstanding
(36)	OMXS 30 Index	10/21/11	(476,932)	(14,705)
(5)	Hang Seng Index	10/28/11	(559,237)	15,802
(9)	Euro Bund	12/08/11	(1,645,762)	(35,510)
(1)	TOPIX Index	12/08/11	(98,211)	(1,573)
(1)	10 Year Japanese Government Bond	12/09/11	(1,844,030)	(4,857)
(23)	SFE SPI 200 Index	12/15/11	(2,225,710)	53,551
(16)	Dow Jones Euro STOXX 50 Index	12/16/11	(462,160)	(30,037)
(14)	E-mini Russell 2000	12/16/11	(898,100)	58,609
(23)	FTSE 100 Index	12/16/11	(1,825,769)	33,397
(49)	5 Year U.S. Treasury Note	12/30/11	(6,001,734)	(4,805)

				$(257,628)

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2011.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$270,040
Aggregate gross unrealized depreciation	(9,999,127)

Net unrealized appreciation/depreciation	$(9,729,087)

Federal income tax cost of investments	$134,163,369

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$121,401,129	$3,033,153	$—	$124,434,282
Appreciation in Other Financial Instruments
Futures Contracts	$358,874	$—	$—	$358,874
Depreciation in Other Financial Instruments
Futures Contracts	$(616,502)	$—	$—	$(616,502)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 98.1% (b)
	Alternative Assets — 3.2%
220,885	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (a)	4,086,367
363,272	JPMorgan International Realty Fund, Class R5 Shares	2,837,151
362,713	JPMorgan Realty Income Fund, Class R5 Shares	3,206,383

	Total Alternative Assets	10,129,901

	Fixed Income — 55.5%
7,360,118	JPMorgan Core Bond Fund, Class R6 Shares	87,143,797
2,154,002	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	16,887,377
4,913,033	JPMorgan High Yield Fund, Class R6 Shares	36,749,489
1,897,993	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	19,928,927
1,017,864	JPMorgan Real Return Fund, Institutional Class Shares	10,494,173

	Total Fixed Income	171,203,763

	International Equity — 11.9%
344,755	JPMorgan Emerging Economies Fund, Class R5 Shares	3,850,914
349,571	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	6,729,251
531,751	JPMorgan Global Natural Resources Fund, Class R5 Shares (a)	6,120,458
693,377	JPMorgan International Equity Fund, Class R6 Shares	7,932,237
721,957	JPMorgan International Opportunities Fund, Class R6 Shares	7,984,844
279,106	JPMorgan Intrepid International Fund, Institutional Class Shares	3,938,186

	Total International Equity	36,555,890

	Money Market — 9.3%
28,684,367	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (l) (m)	28,684,367

	U.S. Equity — 18.2%
1,645,170	JPMorgan Disciplined Equity Fund, Class R6 Shares	23,772,703
567,068	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	4,428,800
325,300	JPMorgan Intrepid America Fund, Class R5 Shares	6,714,195
143,930	JPMorgan Small Cap Equity Fund, Class R5 Shares	4,702,188
192,598	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	1,875,909
127,296	JPMorgan Small Cap Value Fund, Class R6 Shares	1,959,092
935,603	JPMorgan U.S. Equity Fund, Class R6 Shares	8,439,137
280,797	JPMorgan Value Advantage Fund, Institutional Class Shares	4,574,179

	Total U.S. Equity	56,466,203

	Total Investment Companies (Cost $296,335,627)	303,040,124

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 1.2%
3,705,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $3,712,821)	3,714,985

	Total Investments — 99.3%
	(Cost $300,048,448)	306,755,109
	Other Assets in Excess of Liabilities — 0.7%	2,304,079

	NET ASSETS — 100.0%	$309,059,188

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	TOPIX Index	12/08/11	$196,422	$3,107
7	10 Year Australian Government Bond	12/15/11	774,039	(6,553)
18	S&P/Toronto 60 Index	12/15/11	2,283,539	(92,727)
29	Dow Jones Euro STOXX 50 Index	12/16/11	837,665	20,582
183	E-mini S&P 500	12/16/11	10,302,900	(254,425)
8	DAX	12/16/11	1,465,954	73,249
18	10 Year Canadian Government Bond	12/19/11	2,283,023	52,162
28	10 Year U.S. Treasury Note	12/20/11	3,642,625	38,870
12	Long Gilt	12/28/11	2,432,477	58,253
	Short Futures Outstanding
(61)	OMXS30 Index	10/21/11	(808,135)	(24,798)
(9)	Hang Seng Index	10/28/11	(1,006,626)	28,506
(13)	Euro Bund	12/08/11	(2,377,212)	(51,292)
(1)	10 Year Japanese Government Bond	12/09/11	(1,844,030)	(4,858)
(29)	SFE SPI 200 Index	12/15/11	(2,806,330)	67,508
(26)	FTSE 100 Index	12/16/11	(2,063,913)	37,748
(61)	E-mini Russell 2000	12/16/11	(3,913,150)	240,591
(36)	5 Year U.S. Treasury Note	12/30/11	(4,409,438)	1,999

				$187,922

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and forward foreign currency contracts.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,499,224
Aggregate gross unrealized depreciation	(6,792,563)

Net unrealized appreciation/depreciation	$6,706,661

Federal income tax cost of investments	$300,048,448

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$303,040,124	$3,714,985	$—	$306,755,109
Appreciation in Other Financial Instruments
Futures Contracts	$622,575	$—	$—	$622,575
Depreciation in Other Financial Instruments
Futures Contracts	$(434,653)	$—	$—	$(434,653)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 112.2% (j)
Common Stocks — 111.6%
	Consumer Discretionary — 10.6%
	Hotels, Restaurants & Leisure — 1.4%
7	McDonald’s Corp.	624
11	Wynn Resorts Ltd.	1,300

		1,924

	Internet & Catalog Retail — 0.7%
5	Amazon.com, Inc. (a)	1,038

	Media — 3.2%
140	CBS Corp., (Non-Voting) Class B	2,860
26	Time Warner Cable, Inc.	1,636

		4,496

	Multiline Retail — 3.2%
124	Macy's, Inc.	3,271
24	Target Corp.	1,162

		4,433

	Specialty Retail — 1.9%
16	Bed Bath & Beyond, Inc. (a)	911
32	GameStop Corp., Class A (a)	742
19	TJX Cos., Inc.	1,054

		2,707

	Textiles, Apparel & Luxury Goods — 0.2%
6	Lululemon Athletica, Inc., (Canada) (a)	311

	Total Consumer Discretionary	14,909

Consumer Staples — 10.5%
	Beverages — 1.0%
21	Coca-Cola Co. (The)	1,439

	Food & Staples Retailing — 1.0%
39	CVS Caremark Corp.	1,323

	Food Products — 2.7%
111	Kraft Foods, Inc., Class A	3,717

	Household Products — 2.8%
19	Colgate-Palmolive Co.	1,667
21	Kimberly-Clark Corp.	1,498
13	Procter & Gamble Co. (The)	806

		3,971

	Tobacco — 3.0%
19	Lorillard, Inc.	2,059
35	Philip Morris International, Inc.	2,190

		4,249

	Total Consumer Staples	14,699

Energy — 15.9%
	Energy Equipment & Services — 4.6%
30	Baker Hughes, Inc.	1,362
35	Halliburton Co.	1,062
18	National Oilwell Varco, Inc.	917
53	Schlumberger Ltd.	3,154

		6,495

	Oil, Gas & Consumable Fuels — 11.3%
23	Cabot Oil & Gas Corp.	1,443
66	Chevron Corp.	6,151
19	ConocoPhillips	1,203
96	Exxon Mobil Corp.	6,975

		15,772

	Total Energy	22,267

Financials — 15.2%
	Commercial Banks — 5.8%
81	Fifth Third Bancorp	818
90	U.S. Bancorp	2,109
216	Wells Fargo & Co.	5,199

		8,126

	Consumer Finance — 2.2%
99	Discover Financial Services	2,262
63	SLM Corp.	778

		3,040

	Diversified Financial Services — 3.0%
88	Bank of America Corp.	539
67	Citigroup, Inc.	1,718
5	CME Group, Inc.	1,232
31	NASDAQ OMX Group, Inc. (The) (a)	720

		4,209

	Insurance — 4.2%
28	ACE Ltd., (Switzerland)	1,672
24	Berkshire Hathaway, Inc., Class B (a)	1,712
53	Prudential Financial, Inc.	2,479

		5,863

	Total Financials	21,238

Health Care — 16.5%
	Biotechnology — 2.0%
32	Amgen, Inc.	1,758
11	Biogen Idec, Inc. (a)	1,016

		2,774

	Health Care Equipment & Supplies — 1.4%
35	Baxter International, Inc.	1,942

	Health Care Providers & Services — 2.7%
24	Aetna, Inc.	872
12	Humana, Inc.	873
45	UnitedHealth Group, Inc.	2,068

		3,813

	Pharmaceuticals — 10.4%
49	Abbott Laboratories (m)	2,511
34	Eli Lilly & Co.	1,242
60	Johnson & Johnson	3,836
308	Pfizer, Inc.	5,450
23	Watson Pharmaceuticals, Inc. (a)	1,591

		14,630

	Total Health Care	23,159

Industrials — 8.4%
	Aerospace & Defense — 2.0%
13	Precision Castparts Corp.	2,052

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Aerospace & Defense — Continued
43	Textron, Inc.	755

		2,807

	Airlines — 1.0%
89	Delta Air Lines, Inc. (a)	671
37	United Continental Holdings, Inc. (a)	711

		1,382

	Industrial Conglomerates — 3.2%
144	General Electric Co.	2,193
57	Tyco International Ltd., (Switzerland)	2,339

		4,532

	Machinery — 1.0%
23	Joy Global, Inc.	1,454

	Road & Rail — 1.2%
27	Norfolk Southern Corp.	1,635

	Total Industrials	11,810

Information Technology — 23.7%
	Communications Equipment — 2.1%
120	Cisco Systems, Inc.	1,865
22	QUALCOMM, Inc.	1,089

		2,954

	Computers & Peripherals — 6.7%
23	Apple, Inc. (a)	8,845
12	SanDisk Corp. (a)	484

		9,329

	Internet Software & Services — 0.5%
2	Google, Inc., Class A (a)	772

	IT Services — 6.9%
41	International Business Machines Corp.	7,240
3	MasterCard, Inc., Class A	1,078
15	Visa, Inc., Class A	1,277

		9,595

	Semiconductors & Semiconductor Equipment — 3.4%
10	ASML Holding N.V., (Netherlands), ADR,	356
61	Avago Technologies Ltd., (Singapore)	2,005
49	Broadcom Corp., Class A (a)	1,615
35	Intel Corp.	736

		4,712

	Software — 4.1%
120	Activision Blizzard, Inc.	1,427
130	Microsoft Corp.	3,243
39	Oracle Corp.	1,114

		5,784

	Total Information Technology	33,146

Materials — 2.4%
	Chemicals — 2.1%
8	CF Industries Holdings, Inc.	999
16	Dow Chemical Co. (The)	357
13	E.I. du Pont de Nemours & Co.	508
18	Monsanto Co.	1,063

		2,927

	Metals & Mining — 0.3%
12	Freeport-McMoRan Copper & Gold, Inc.	380

	Total Materials	3,307

Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.6%
79	AT&T, Inc. (m)	2,259
38	Verizon Communications, Inc.	1,388

	Total Telecommunication Services	3,647

Utilities — 5.8%
	Electric Utilities — 3.2%
11	American Electric Power Co., Inc.	402
29	Duke Energy Corp.	582
7	Edison International	271
4	Entergy Corp.	280
14	Exelon Corp.	614
7	FirstEnergy Corp.	301
9	NextEra Energy, Inc.	489
4	Northeast Utilities	121
10	PPL Corp.	287
6	Progress Energy, Inc.	317
19	Southern Co.	810

		4,474

	Gas Utilities — 0.1%
2	Oneok, Inc.	148

	Independent Power Producers & Energy Traders — 0.3%
15	AES Corp. (The) (a) (m)	143
5	Constellation Energy Group, Inc.	172
6	NRG Energy, Inc. (a)	123

		438

	Multi-Utilities — 2.2%
5	Ameren Corp.	156
9	CenterPoint Energy, Inc.	176
6	Consolidated Edison, Inc.	347
13	Dominion Resources, Inc.	681
3	DTE Energy Co.	170
6	NiSource, Inc.	131
8	PG&E Corp.	337
11	Public Service Enterprise Group, Inc.	379
5	Sempra Energy	280
5	Wisconsin Energy Corp.	161
10	Xcel Energy, Inc.	243

		3,061

	Total Utilities	8,121

	Total Common Stocks (Cost $149,827)	156,303

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
Short-Term Investment — 0.6%
	Investment Company — 0.6%
893	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $893)	893

	Total Investments — 112.2% (Cost $150,720)	157,196
	Liabilities in Excess of Other Assets — (12.2)%	(17,144)

	NET ASSETS — 100.0%	$140,052

Short Positions — 14.4%
Common Stocks — 5.7%
	Consumer Discretionary — 1.7%
	Media — 0.5%
21	Time Warner, Inc.	632

	Multiline Retail — 0.2%
13	J.C. Penney Co., Inc.	348

	Specialty Retail — 1.0%
11	Abercrombie & Fitch Co., Class A	689
22	Home Depot, Inc.	717

		1,406

	Total Consumer Discretionary	2,386

Financials — 0.5%
	Capital Markets — 0.2%
22	Invesco Ltd.	343

	Insurance — 0.3%
15	Principal Financial Group, Inc.	347

	Total Financials	690

Health Care — 1.5%
	Health Care Equipment & Supplies — 0.5%
14	CareFusion Corp. (a)	335
7	Stryker Corp.	340

		675

	Health Care Providers & Services — 0.5%
14	Quest Diagnostics, Inc.	701

	Life Sciences Tools & Services — 0.5%
9	Waters Corp. (a)	709

	Total Health Care	2,085

Information Technology — 1.5%
	Semiconductors & Semiconductor Equipment — 1.3%
25	Linear Technology Corp.	680
25	Microchip Technology, Inc.	769
13	Xilinx, Inc.	343

		1,792

	Software — 0.2%
8	Intuit, Inc. (a)	365

	Total Information Technology	2,157

Materials — 0.5%
	Chemicals — 0.5%
12	Sigma-Aldrich Corp.	723

	Total Common Stocks (Cost $8,427)	8,041

Investment Companies — 8.7%
30	Consumer Discretionary Select Sector SPDR Fund	1,034
45	Health Care Select Sector SPDR Fund	1,427
50	SPDR S&P 500 ETF Trust	5,714
45	Technology Select Sector SPDR Fund	1,062
88	Utilities Select Sector SPDR Fund	2,967

	Total Investment Companies (Cost $12,503)	12,204

	Total Short Positions (Proceeds $20,930)	20,245

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward foreign currency contracts.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,181
Aggregate gross unrealized depreciation	(5,705)

Net unrealized appreciation/depreciation	$6,476

Federal income tax cost of investments	$150,720

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$156,840	$356	$—	$157,196
Total Liabilities (a)	$(20,245)	$—	$—	$(20,245)

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

(a)	Portfolio holdings designated as Level 1 and 2 are disclosed individually in the SOI. Level 2 consists of an Information Technology ADR, the reported value of which is an evaluated price. Please refer to SO I for industry specifics of the portfolio holdings.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.2%
Consumer Discretionary — 14.5%
	Auto Components — 1.4%
124	BorgWarner, Inc. (a)	7,484
2,004	Johnson Controls, Inc.	52,855
44	TRW Automotive Holdings Corp. (a)	1,450

		61,789

	Automobiles — 0.9%
2,048	General Motors Co. (a)	41,321

	Hotels, Restaurants & Leisure — 1.8%
951	Carnival Corp.	28,805
50	Darden Restaurants, Inc.	2,129
175	Marriott International, Inc., Class A	4,760
143	McDonald’s Corp.	12,532
57	Wynn Resorts Ltd.	6,579
523	Yum! Brands, Inc.	25,826

		80,631

	Household Durables — 0.2%
152	Lennar Corp., Class A	2,055
15	NVR, Inc. (a) (c)	9,175

		11,230

	Internet & Catalog Retail — 2.2%
394	Amazon.com, Inc. (a)	85,273
18	NetFlix, Inc. (a) (c)	2,074
15	priceline.com, Inc. (a)	6,666

		94,013

	Leisure Equipment & Products — 0.1%
158	Mattel, Inc.	4,094

	Media — 3.8%
1,668	CBS Corp., (Non-Voting) Class B	33,986
1,985	Comcast Corp., Class A	41,478
339	DIRECTV, Class A (a)	14,311
135	DISH Network Corp., Class A (a)	3,392
2,337	Time Warner, Inc.	70,054
25	Walt Disney Co. (The)	763

		163,984

	Multiline Retail — 1.0%
96	Dollar Tree, Inc. (a)	7,193
152	Kohl’s Corp.	7,487
557	Target Corp.	27,297

		41,977

	Specialty Retail — 1.8%
61	AutoZone, Inc. (a)	19,455
37	Bed Bath & Beyond, Inc. (a)	2,115
766	Home Depot, Inc.	25,163
1,117	Lowe’s Cos., Inc.	21,609
95	O’Reilly Automotive, Inc. (a)	6,314
155	Staples, Inc.	2,063

		76,719

	Textiles, Apparel & Luxury Goods — 1.3%
130	Coach, Inc.	6,728
46	Fossil, Inc. (a)	3,690
66	Lululemon Athletica, Inc., (Canada) (a)	3,198
253	NIKE, Inc., Class B	21,673
55	Ralph Lauren Corp.	7,190
115	V.F. Corp.	13,986

		56,465

	Total Consumer Discretionary	632,223

Consumer Staples — 8.6%
	Beverages — 2.0%
1,185	Coca-Cola Co. (The)	80,035
70	Hansen Natural Corp. (a)	6,136

		86,171

	Food & Staples Retailing — 0.5%
569	CVS Caremark Corp.	19,104
67	Wal-Mart Stores, Inc.	3,478

		22,582

	Food Products — 2.2%
684	Campbell Soup Co.	22,148
604	General Mills, Inc.	23,217
5	Kellogg Co.	250
1,576	Kraft Foods, Inc., Class A	52,921

		98,536

	Household Products — 2.9%
424	Colgate-Palmolive Co.	37,576
1,396	Procter & Gamble Co. (The)	88,215

		125,791

	Personal Products — 0.2%
83	Estee Lauder Cos., Inc. (The), Class A	7,290

	Tobacco — 0.8%
543	Philip Morris International, Inc.	33,844

	Total Consumer Staples	374,214

Energy — 10.7%
	Energy Equipment & Services — 2.0%
4	Baker Hughes, Inc.	194
81	Cameron International Corp. (a)	3,348
109	FMC Technologies, Inc. (a)	4,082
175	National Oilwell Varco, Inc.	8,982
1,153	Schlumberger Ltd.	68,846

		85,452

	Oil, Gas & Consumable Fuels — 8.7%
239	Anadarko Petroleum Corp.	15,061
95	Apache Corp.	7,635
884	Chevron Corp.	81,805
76	Concho Resources, Inc. (a)	5,404
895	ConocoPhillips	56,692
275	Devon Energy Corp.	15,221
147	EOG Resources, Inc.	10,417
798	Exxon Mobil Corp.	57,940
52	Marathon Oil Corp.	1,129
220	Marathon Petroleum Corp.	5,941
1,192	Occidental Petroleum Corp.	85,217
61	Pioneer Natural Resources Co.	4,009
350	Southwestern Energy Co. (a)	11,669
11	Spectra Energy Corp.	261
65	Whiting Petroleum Corp. (a)	2,293

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Oil, Gas & Consumable Fuels — Continued
761	Williams Cos., Inc. (The)	18,532

		379,226

	Total Energy	464,678

Financials — 12.1%
	Capital Markets — 2.3%
342	Goldman Sachs Group, Inc. (The)	32,293
844	Invesco Ltd.	13,096
1,789	Morgan Stanley	24,148
479	State Street Corp.	15,415
61	T. Rowe Price Group, Inc.	2,928
952	TD Ameritrade Holding Corp.	14,003

		101,883

	Commercial Banks — 2.6%
742	Fifth Third Bancorp	7,494
343	Huntington Bancshares, Inc.	1,646
40	SVB Financial Group (a) (c)	1,498
395	U.S. Bancorp	9,303
3,694	Wells Fargo & Co.	89,107
130	Zions Bancorp	1,836

		110,884

	Consumer Finance — 0.8%
273	American Express Co.	12,268
547	Capital One Financial Corp.	21,659

		33,927

	Diversified Financial Services — 2.1%
4,839	Bank of America Corp.	29,615
1,910	Citigroup, Inc.	48,922
25	CME Group, Inc.	6,058
50	IntercontinentalExchange, Inc. (a)	5,948
255	KKR Financial Holdings LLC	1,894

		92,437

	Insurance — 3.8%
447	ACE Ltd., (Switzerland)	27,105
310	Aflac, Inc.	10,835
312	Allstate Corp. (The)	7,393
93	Axis Capital Holdings Ltd., (Bermuda)	2,423
216	Berkshire Hathaway, Inc., Class B (a)	15,374
84	Everest Re Group Ltd., (Bermuda)	6,693
242	First American Financial Corp.	3,102
263	Hartford Financial Services Group, Inc.	4,253
1,266	MetLife, Inc.	35,472
871	Prudential Financial, Inc.	40,817
79	RenaissanceRe Holdings Ltd., (Bermuda)	5,056
332	XL Group plc, (Ireland)	6,236

		164,759

	Real Estate Investment Trusts (REITs) — 0.5%
146	Annaly Capital Management, Inc.	2,420
543	HCP, Inc.	19,052

		21,472

	Total Financials	525,362

Health Care — 13.4%
	Biotechnology — 2.6%
159	Alexion Pharmaceuticals, Inc. (a)	10,168
617	Biogen Idec, Inc. (a)	57,463
661	Celgene Corp. (a)	40,919
411	Dendreon Corp. (a)	3,698

		112,248

	Health Care Equipment & Supplies — 1.9%
201	Becton, Dickinson & Co.	14,704
994	Covidien plc, (Ireland)	43,832
47	Edwards Lifesciences Corp. (a)	3,329
14	Intuitive Surgical, Inc. (a)	4,991
411	St. Jude Medical, Inc.	14,884

		81,740

	Health Care Providers & Services — 3.1%
599	Cardinal Health, Inc.	25,087
134	Express Scripts, Inc. (a)	4,975
430	Humana, Inc.	31,294
291	McKesson Corp.	21,169
1,004	UnitedHealth Group, Inc.	46,283
78	WellPoint, Inc.	5,079

		133,887

	Health Care Technology — 0.1%
104	Cerner Corp. (a)	7,148

	Life Sciences Tools & Services — 0.1%
47	Illumina, Inc. (a)	1,909
61	Thermo Fisher Scientific, Inc. (a)	3,097

		5,006

	Pharmaceuticals — 5.6%
896	Abbott Laboratories	45,799
122	Allergan, Inc.	10,043
442	Johnson & Johnson	28,159
3,344	Merck & Co., Inc.	109,385
258	Mylan, Inc. (a)	4,388
54	Novo Nordisk A/S, (Denmark), ADR	5,362
1,899	Pfizer, Inc.	33,571
229	Teva Pharmaceutical Industries Ltd., (Israel), ADR	8,540

		245,247

	Total Health Care	585,276

Industrials — 9.1%
	Aerospace & Defense — 2.6%
78	Goodrich Corp.	9,378
752	Honeywell International, Inc.	33,042
42	Precision Castparts Corp.	6,549
56	Textron, Inc.	986
920	United Technologies Corp.	64,713

		114,668

	Construction & Engineering — 0.4%
384	Fluor Corp.	17,880

	Electrical Equipment — 1.0%
68	Cooper Industries plc	3,113

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Electrical Equipment — Continued
978	Emerson Electric Co.	40,422

		43,535

	Industrial Conglomerates — 1.3%
1,375	General Electric Co.	20,963
860	Tyco International Ltd., (Switzerland)	35,044

		56,007

	Machinery — 1.5%
64	Caterpillar, Inc.	4,695
94	Cummins, Inc.	7,674
46	Deere & Co.	2,968
86	Joy Global, Inc.	5,383
1,184	PACCAR, Inc.	40,047
47	Parker Hannifin Corp.	2,987

		63,754

	Road & Rail — 2.1%
1,110	CSX Corp.	20,722
247	Hertz Global Holdings, Inc. (a)	2,194
757	Norfolk Southern Corp.	46,192
252	Union Pacific Corp.	20,600

		89,708

	Trading Companies & Distributors — 0.2%
68	W.W. Grainger, Inc. (c)	10,172

	Total Industrials	395,724

Information Technology — 19.3%
	Communications Equipment — 2.6%
3,943	Cisco Systems, Inc.	61,084
13	F5 Networks, Inc. (a)	954
680	Juniper Networks, Inc. (a)	11,744
781	QUALCOMM, Inc.	37,957

		111,739

	Computers & Peripherals — 6.0%
592	Apple, Inc. (a)	225,784
523	EMC Corp. (a)	10,982
573	Hewlett-Packard Co.	12,859
273	NetApp, Inc. (a)	9,252
63	SanDisk Corp. (a)	2,530

		261,407

	Electronic Equipment, Instruments & Components — 0.2%
53	Arrow Electronics, Inc. (a)	1,484
73	Avnet, Inc. (a)	1,893
194	TE Connectivity Ltd., (Switzerland)	5,464

		8,841

	Internet Software & Services — 0.7%
47	Baidu, Inc., (China), ADR (a)	5,051
49	Google, Inc., Class A (a)	25,023

		30,074

	IT Services — 2.7%
613	Cognizant Technology Solutions Corp., Class A (a)	38,451
511	Genpact Ltd., (Bermuda) (a)	7,347
6	Global Payments, Inc.	254
149	International Business Machines Corp.	26,003
113	MasterCard, Inc., Class A	35,746
239	VeriFone Systems, Inc. (a)	8,372
120	Western Union Co. (The)	1,838

		118,011

	Semiconductors & Semiconductor Equipment — 2.2%
402	Altera Corp.	12,669
161	Analog Devices, Inc.	5,024
184	ARM Holdings plc, (United Kingdom), ADR	4,696
693	Broadcom Corp., Class A (a)	23,055
596	Freescale Semiconductor Holdings I Ltd. (a)	6,572
151	Intel Corp.	3,212
449	Lam Research Corp. (a)	17,046
335	Marvell Technology Group Ltd., (Bermuda) (a)	4,868
123	Novellus Systems, Inc. (a)	3,358
627	Xilinx, Inc.	17,201

		97,701

	Software — 4.9%
269	Adobe Systems, Inc. (a)	6,492
179	Citrix Systems, Inc. (a)	9,753
25	FactSet Research Systems, Inc.	2,241
49	Intuit, Inc. (a)	2,325
4,063	Microsoft Corp.	101,123
2,567	Oracle Corp.	73,787
83	Red Hat, Inc. (a)	3,527
54	Rovi Corp. (a)	2,319
61	Salesforce.com, Inc. (a)	6,986
42	VMware, Inc., Class A (a)	3,379

		211,932

	Total Information Technology	839,705

Materials — 3.0%
	Chemicals — 2.2%
418	Air Products & Chemicals, Inc.	31,924
32	CF Industries Holdings, Inc.	3,941
187	Dow Chemical Co. (The)	4,211
878	E.I. du Pont de Nemours & Co.	35,076
316	Georgia Gulf Corp. (a)	4,373
190	Monsanto Co.	11,427
65	Praxair, Inc.	6,078

		97,030

	Containers & Packaging — 0.2%
54	Ball Corp.	1,688
213	Crown Holdings, Inc. (a)	6,523

		8,211

	Metals & Mining — 0.6%
1,705	Alcoa, Inc.	16,319
294	Freeport-McMoRan Copper & Gold, Inc.	8,947

		25,266

	Total Materials	130,507

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 2.7%
909	AT&T, Inc.	25,912
2,462	Verizon Communications, Inc.	90,611

		116,523

	Wireless Telecommunication Services — 0.4%
77	American Tower Corp., Class A (a)	4,130
4,304	Sprint Nextel Corp. (a)	13,084

		17,214

	Total Telecommunication Services	133,737

Utilities — 3.4%
	Electric Utilities — 1.2%
324	American Electric Power Co., Inc.	12,337
189	Exelon Corp.	8,054
510	NextEra Energy, Inc.	27,568
128	Northeast Utilities	4,322
89	NV Energy, Inc.	1,313
19	Progress Energy, Inc.	1,003

		54,597

	Gas Utilities — 0.2%
215	AGL Resources, Inc.	8,748

	Independent Power Producers & Energy Traders — 0.1%
339	Calpine Corp. (a)	4,771

	Multi-Utilities — 1.8%
862	CenterPoint Energy, Inc.	16,903
415	Dominion Resources, Inc.	21,085
575	Public Service Enterprise Group, Inc.	19,192
399	Sempra Energy	20,536

		77,716

	Water Utilities — 0.1%
125	American Water Works Co., Inc.	3,765

	Total Utilities	149,597

	Total Common Stocks (Cost $4,053,091)	4,231,023

Preferred Stock — 0.1%
Consumer Staples — 0.1%
	Beverages — 0.1%
159	Cia de Bebidas das Americas, (Brazil), ADR (Cost $4,168)	4,885

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.1%
3,500	U.S. Treasury Note, 0.625%, 06/30/12 (k) (m) (Cost $3,510)	3,512

Short-Term Investment — 2.5%
	Investment Company — 2.5%
107,467	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $107,467)	107,467

Investment of Cash Collateral for Securities on Loan — 0.0% (g)
	Investment Company — 0.0% (g)
2,292	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $2,292)	2,292

	Total Investments — 99.9% (Cost $4,170,528)	4,349,179
	Other Assets in Excess of Liabilities — 0.1%	4,546

	NET ASSETS — 100.0%	$4,353,725

Percentages indicated are based on net assets.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,108	E-mini S&P 500	12/16/11	$62,380	$(1,382)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$467,123
Aggregate gross unrealized depreciation	(288,472)

Net unrealized appreciation/depreciation	$178,651

Federal income tax cost of investments	$4,170,528

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,317,133	$32,046	$—	$4,349,179
Depreciation in Other Financial Instruments
Futures Contracts	$(1,382)	$—	$—	$(1,382)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a preferred stock, a U.S. Treasury Note that is held for futures collateral and certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 124.9% (j)
Common Stocks — 121.1%
	Consumer Discretionary — 18.5%
	Auto Components — 2.3%
5,452	Johnson Controls, Inc.	143,768

	Automobiles — 2.1%
6,350	General Motors Co. (a)	128,142

	Hotels, Restaurants & Leisure — 2.2%
2,233	Carnival Corp.	67,666
147	Darden Restaurants, Inc.	6,264
341	Marriott International, Inc., Class A	9,299
1,102	Yum! Brands, Inc.	54,434

		137,663

	Household Durables — 0.4%
509	Lennar Corp., Class A	6,898
32	NVR, Inc. (a)	19,059

		25,957

	Internet & Catalog Retail — 1.8%
519	Amazon.com, Inc. (a)	112,273

	Media — 5.2%
3,723	CBS Corp., (Non-Voting) Class B	75,877
4,107	Comcast Corp., Class A	85,834
285	DISH Network Corp., Class A (a)	7,146
5,144	Time Warner, Inc.	154,159

		323,016

	Multiline Retail — 1.9%
386	Kohl's Corp.	18,964
2,052	Target Corp.	100,649

		119,613

	Specialty Retail — 1.7%
55	AutoZone, Inc. (a)	17,415
1,317	Home Depot, Inc.	43,277
1,421	Lowe's Cos., Inc.	27,482
456	Staples, Inc.	6,068
144	TJX Cos., Inc.	7,963

		102,205

	Textiles, Apparel & Luxury Goods — 0.9%
407	NIKE, Inc., Class B	34,784
155	V.F. Corp.	18,821

		53,605

	Total Consumer Discretionary	1,146,242

	Consumer Staples — 9.8%
	Beverages — 1.8%
1,562	Coca-Cola Co. (The)	105,548
147	Dr. Pepper Snapple Group, Inc.	5,691

		111,239

	Food & Staples Retailing — 0.6%
1,018	CVS Caremark Corp.	34,193

	Food Products — 3.4%
1,244	Campbell Soup Co.	40,268
1,257	General Mills, Inc.	48,343
131	Kellogg Co.	6,944
3,512	Kraft Foods, Inc., Class A	117,946

		213,501

	Household Products — 3.3%
753	Colgate-Palmolive Co.	66,752
2,178	Procter & Gamble Co. (The)	137,618

		204,370

	Tobacco — 0.7%
715	Philip Morris International, Inc.	44,603

	Total Consumer Staples	607,906

	Energy — 12.8%
	Energy Equipment & Services — 2.5%
4	Baker Hughes, Inc.	189
2,654	Schlumberger Ltd.	158,545

		158,734

	Oil, Gas & Consumable Fuels — 10.3%
485	Anadarko Petroleum Corp.	30,579
181	Apache Corp.	14,486
1,198	Chevron Corp.	110,809
1,307	ConocoPhillips	82,758
182	Devon Energy Corp.	10,077
280	EOG Resources, Inc.	19,858
1,337	Exxon Mobil Corp.	97,125
985	Marathon Petroleum Corp.	26,667
2,600	Occidental Petroleum Corp.	185,933
914	Southwestern Energy Co. (a)	30,477
1,099	Williams Cos., Inc. (The)	26,741

		635,510

	Total Energy	794,244

	Financials — 14.4%
	Capital Markets — 2.6%
634	Goldman Sachs Group, Inc. (The)	59,901
2,178	Invesco Ltd.	33,786
2,919	Morgan Stanley	39,407
169	State Street Corp.	5,443
1,528	TD Ameritrade Holding Corp.	22,474

		161,011

	Commercial Banks — 3.0%
389	Fifth Third Bancorp	3,929
491	Huntington Bancshares, Inc.	2,355
982	U.S. Bancorp	23,118
6,332	Wells Fargo & Co.	152,730

		182,132

	Consumer Finance — 0.6%
200	American Express Co.	8,994
760	Capital One Financial Corp.	30,118

		39,112

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Diversified Financial Services — 2.1%
6,878	Bank of America Corp.	42,096
2,683	Citigroup, Inc.	68,732
72	CME Group, Inc.	17,823

		128,651

	Insurance — 5.4%
794	ACE Ltd., (Switzerland)	48,104
674	Allstate Corp. (The)	15,978
495	Axis Capital Holdings Ltd., (Bermuda)	12,833
361	Berkshire Hathaway, Inc., Class B (a)	25,628
176	Everest Re Group Ltd., (Bermuda)	13,986
950	Hartford Financial Services Group, Inc.	15,333
2,543	MetLife, Inc.	71,216
1,701	Prudential Financial, Inc.	79,691
233	RenaissanceRe Holdings Ltd., (Bermuda)	14,871
1,822	XL Group plc, (Ireland)	34,255

		331,895

	Real Estate Investment Trusts (REITs)— 0.7%
171	Alexandria Real Estate Equities, Inc.	10,504
88	AvalonBay Communities, Inc.	10,002
513	HCP, Inc.	17,971
96	Regency Centers Corp.	3,383
123	UDR, Inc.	2,721

		44,581

	Total Financials	887,382

	Health Care — 18.3%
	Biotechnology — 2.4%
970	Biogen Idec, Inc. (a)	90,333
869	Celgene Corp. (a)	53,818
524	Dendreon Corp. (a)	4,720

		148,871

	Health Care Equipment & Supplies — 3.0%
581	Becton, Dickinson & Co.	42,562
2,083	Covidien plc, (Ireland)	91,872
1,473	St. Jude Medical, Inc.	53,318

		187,752

	Health Care Providers & Services — 4.6%
2,341	Cardinal Health, Inc.	98,031
940	Humana, Inc.	68,384
643	McKesson Corp.	46,779
1,499	UnitedHealth Group, Inc.	69,122

		282,316

	Life Sciences Tools & Services — 0.2%
180	Thermo Fisher Scientific, Inc. (a)	9,111

	Pharmaceuticals — 8.1%
1,325	Abbott Laboratories	67,773
1,606	Johnson & Johnson	102,330
7,094	Merck & Co., Inc.	232,048
5,198	Pfizer, Inc.	91,906
231	Teva Pharmaceutical Industries Ltd., (Israel), ADR	8,595

		502,652

	Total Health Care	1,130,702

	Industrials — 13.0%
	Aerospace & Defense — 4.0%
110	Goodrich Corp.	13,237
2,153	Honeywell International, Inc.	94,526
163	Textron, Inc.	2,875
1,951	United Technologies Corp.	137,273

		247,911

	Construction & Engineering — 0.7%
902	Fluor Corp.	41,992

	Electrical Equipment — 2.0%
321	Cooper Industries plc	14,807
2,611	Emerson Electric Co.	107,849

		122,656

	Industrial Conglomerates — 1.7%
2,976	General Electric Co.	45,348
1,476	Tyco International Ltd., (Switzerland)	60,137

		105,485

	Machinery — 1.7%
3,067	PACCAR, Inc.	103,736

	Road & Rail — 2.9%
863	CSX Corp.	16,109
2,725	Norfolk Southern Corp.	166,303

		182,412

	Total Industrials	804,192

	Information Technology — 22.0%
	Communications Equipment — 3.1%
6,812	Cisco Systems, Inc.	105,513
1,360	Juniper Networks, Inc. (a)	23,473
1,292	QUALCOMM, Inc.	62,844

		191,830

	Computers & Peripherals — 7.4%
973	Apple, Inc. (a)	370,777
1,048	EMC Corp. (a)	22,005
1,617	Hewlett-Packard Co.	36,291
517	NetApp, Inc. (a)	17,550
274	SanDisk Corp. (a)	11,041

		457,664

	Internet Software & Services — 0.7%
83	Google, Inc., Class A (a)	42,722

	IT Services — 1.8%
573	Cognizant Technology Solutions Corp., Class A (a)	35,934
113	Fidelity National Information Services, Inc.	2,744
250	Genpact Ltd., (Bermuda) (a)	3,603
76	Global Payments, Inc.	3,064

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	IT Services — Continued
124	International Business Machines Corp.	21,752
115	MasterCard, Inc., Class A	36,324
296	VeriFone Systems, Inc. (a)	10,376

		113,797

	Semiconductors & Semiconductor Equipment — 3.9%
755	Altera Corp.	23,815
848	Analog Devices, Inc.	26,496
1,162	Broadcom Corp., Class A (a)	38,674
1,414	Freescale Semiconductor Holdings I Ltd. (a)	15,596
1,317	Lam Research Corp. (a)	50,006
948	Linear Technology Corp.	26,220
540	Novellus Systems, Inc. (a)	14,717
602	Texas Instruments, Inc.	16,054
999	Xilinx, Inc.	27,413

		238,991

	Software — 5.1%
161	Adobe Systems, Inc. (a)	3,900
122	Citrix Systems, Inc. (a)	6,638
7,078	Microsoft Corp.	176,166
4,573	Oracle Corp.	131,440

		318,144

	Total Information Technology	1,363,148

	Materials — 4.1%
	Chemicals — 3.2%
1,188	Air Products & Chemicals, Inc. (m)	90,700
298	Dow Chemical Co. (The)	6,697
1,439	E.I. du Pont de Nemours & Co.	57,507
1,225	Georgia Gulf Corp. (a)	16,947
480	Monsanto Co.	28,831

		200,682

	Metals & Mining — 0.9%
3,874	Alcoa, Inc. (m)	37,077
565	Freeport-McMoRan Copper & Gold, Inc.	17,200

		54,277

	Total Materials	254,959

	Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 2.9%
2,594	AT&T, Inc. (m)	73,967
2,853	Verizon Communications, Inc.	105,000

		178,967

	Wireless Telecommunication Services — 0.5%
226	American Tower Corp., Class A (a)	12,149
5,895	Sprint Nextel Corp. (a)	17,920

		30,069

	Total Telecommunication Services	209,036

	Utilities — 4.8%
	Electric Utilities — 2.3%
457	American Electric Power Co., Inc.	17,364
744	Exelon Corp.	31,694
1,082	NextEra Energy, Inc.	58,430
696	Northeast Utilities	23,418
328	Southern Co.	13,876

		144,782

	Gas Utilities — 0.2%
294	AGL Resources, Inc. (m)	11,991

	Independent Power Producers & Energy Traders — 0.2%
688	Calpine Corp. (a)	9,683

	Multi-Utilities — 2.1%
765	CenterPoint Energy, Inc.	15,002
637	Dominion Resources, Inc.	32,336
1,354	Public Service Enterprise Group, Inc.	45,185
774	Sempra Energy	39,847

		132,370

	Total Utilities	298,826

	Total Common Stocks (Cost $7,301,219)	7,496,637

	Short-Term Investment — 3.8%
	Investment Company — 3.8%
234,659	JPMorgan Prime Money Market
	Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $234,659)	234,659

	Total Investments — 124.9% (Cost $7,535,878)	7,731,296
	Liabilities in Excess of Other Assets — (24.9)%	(1,543,644)

	NET ASSETS — 100.0%	$6,187,652

Short Positions — 24.4%
Common Stocks — 24.2%
	Consumer Discretionary — 2.2%
	Automobiles — 0.5%
3,082	Ford Motor Co. (a)	29,804

	Hotels, Restaurants & Leisure — 0.4%
101	Choice Hotels International, Inc.	3,008
11	Hyatt Hotels Corp., Class A (a)	355
69	Las Vegas Sands Corp. (a)	2,630
186	McDonald's Corp.	16,344
249	Royal Caribbean Cruises Ltd.	5,380

		27,717

	Household Durables — 0.0% (g)
91	Toll Brothers, Inc. (a)	1,309

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Household Durables — Continued
18	Tupperware Brands Corp.	940

		2,249

	Media — 0.9%
559	New York Times Co. (The), Class A (a)	3,248
812	Omnicom Group, Inc.	29,903
551	Viacom, Inc., Class B	21,355

		54,506

	Specialty Retail — 0.3%
240	Bed Bath & Beyond, Inc. (a)	13,777
43	Tiffany & Co.	2,622

		16,399

	Textiles, Apparel & Luxury Goods — 0.1%
52	Coach, Inc.	2,700
21	Ralph Lauren Corp.	2,711

		5,411

	Total Consumer Discretionary	136,086

	Consumer Staples — 2.1%
	Food & Staples Retailing — 1.0%
130	Costco Wholesale Corp.	10,675
194	Wal-Mart Stores, Inc.	10,056
621	Whole Foods Market, Inc.	40,527

		61,258

	Food Products — 0.3%
358	Hershey Co. (The)	21,208

	Household Products — 0.3%
160	Church & Dwight Co., Inc.	7,062
163	Kimberly-Clark Corp.	11,574

		18,636

	Personal Products — 0.1%
33	Estee Lauder Cos., Inc. (The), Class A	2,899

	Tobacco — 0.4%
826	Altria Group, Inc.	22,138

	Total Consumer Staples	126,139

	Energy — 2.5%
	Energy Equipment & Services — 0.8%
4	Baker Hughes, Inc.	189
209	Diamond Offshore Drilling, Inc.	11,457
504	Halliburton Co.	15,367
338	Nabors Industries Ltd., (Bermuda) (a)	4,138
179	Noble Corp., (Switzerland) (a)	5,255
594	Tenaris S.A., (Luxembourg), ADR	15,110

		51,516

	Oil, Gas & Consumable Fuels — 1.7%
442	Chesapeake Energy Corp.	11,285
77	Concho Resources, Inc. (a)	5,471
746	Kinder Morgan, Inc.	19,309
161	Noble Energy, Inc.	11,378
184	Sunoco, Inc.	5,721
939	Tesoro Corp. (a)	18,276
540	TransCanada Corp., (Canada)	21,880
342	Ultra Petroleum Corp. (a)	9,490

		102,810

	Total Energy	154,326

	Financials — 2.2%
	Capital Markets — 0.4%
77	BlackRock, Inc.	11,429
205	Federated Investors, Inc., Class B	3,595
57	Franklin Resources, Inc.	5,427
108	T. Rowe Price Group, Inc.	5,167

		25,618

	Commercial Banks — 0.1%
1,168	KeyCorp	6,927
54	UMB Financial Corp.	1,727

		8,654

	Insurance — 1.1%
1,109	American International Group, Inc. (a)	24,336
236	AON Corp.	9,899
173	Chubb Corp. (The)	10,366
177	Principal Financial Group, Inc.	4,009
171	Torchmark Corp.	5,946
452	W.R. Berkley Corp.	13,429

		67,985

	Real Estate Investment Trusts (REITs) — 0.6%
337	BioMed Realty Trust, Inc.	5,581
195	Equity Residential	10,094
165	Federal Realty Investment Trust	13,634
137	Taubman Centers, Inc.	6,873

		36,182

	Total Financials	138,439

	Health Care — 4.1%
	Health Care Equipment & Supplies — 0.8%
311	Stryker Corp.	14,634
663	Zimmer Holdings, Inc. (a)	35,456

		50,090

	Health Care Providers & Services — 1.2%
1,199	AmerisourceBergen Corp.	44,700
515	DaVita, Inc. (a)	32,287

		76,987

	Pharmaceuticals — 2.1%
1,237	Bristol-Myers Squibb Co.	38,817
2,394	Eli Lilly & Co.	88,516

		127,333

	Total Health Care	254,410

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
Industrials — 5.2%
	Aerospace & Defense — 2.3%
332	Boeing Co. (The)	20,101
121	ITT Corp.	5,085
967	Lockheed Martin Corp.	70,278
505	Northrop Grumman Corp.	26,341
512	Raytheon Co.	20,938

		142,743

	Air Freight & Logistics — 0.1%
70	United Parcel Service, Inc., Class B	4,430

	Electrical Equipment — 0.5%
578	Rockwell Automation, Inc.	32,354

	Industrial Conglomerates — 0.3%
433	Danaher Corp.	18,164

	Machinery — 1.4%
147	Caterpillar, Inc.	10,849
168	Deere & Co.	10,861
861	Dover Corp.	40,109
688	Illinois Tool Works, Inc.	28,612

		90,431

	Road & Rail — 0.6%
547	Heartland Express, Inc.	7,419
631	Knight Transportation, Inc.	8,395
29	Union Pacific Corp.	2,344
809	Werner Enterprises, Inc.	16,850

		35,008

	Total Industrials	323,130

	Information Technology — 2.6%
	Computers & Peripherals — 0.2%
647	Dell, Inc. (a)	9,161

	IT Services — 0.0% (g)
46	Fiserv, Inc. (a)	2,339

	Semiconductors & Semiconductor Equipment — 2.4%
1,566	Advanced Micro Devices, Inc. (a)	7,953
171	Cypress Semiconductor Corp. (a)	2,558
2,906	Intel Corp.	61,992
1,040	Microchip Technology, Inc.	32,353
207	NVIDIA Corp. (a)	2,586
3,814	Taiwan Semiconductor
	Manufacturing Co., Ltd., (Taiwan), ADR	43,591

		151,033

	Total Information Technology	162,533

	Materials — 2.1%
	Chemicals — 0.9%
333	OM Group, Inc. (a)	8,659
505	Praxair, Inc.	47,193

		55,852

	Metals & Mining — 1.2%
1,130	AK Steel Holding Corp.	7,393
321	Cliffs Natural Resources, Inc.	16,448
653	Nucor Corp.	20,674
1,388	United States Steel Corp.	30,543

		75,058

	Total Materials	130,910

	Utilities — 1.2%
	Electric Utilities — 0.4%
148	Entergy Corp.	9,781
308	FirstEnergy Corp.	13,832

		23,613

	Gas Utilities — 0.3%
397	National Fuel Gas Co.	19,311

	Multi-Utilities — 0.5%
433	Consolidated Edison, Inc.	24,701
241	Wisconsin Energy Corp.	7,547

		32,248

	Total Utilities	75,172

	Total Common Stocks (Cost $1,677,834)	1,501,145

	Investment Company — 0.2%
228	iShares Dow Jones U.S. Real Estate Index Fund (Cost $12,266)	11,510

	Total Short Positions (Proceeds $1,690,100)	1,512,655

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2,151	E-mini S&P 500	12/16/11	$121,101	$(2,343)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$746,055
Aggregate gross unrealized depreciation	(550,637)

Net unrealized appreciation/depreciation	$195,418

Federal income tax cost of investments	$7,535,878

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,722,701	$8,595	$—	$7,731,296
Liabilities (a)	$(1,453,954)	$(58,701)	$—	$(1,512,655)
Depreciation in Other Financial Instruments
Futures Contracts	$(2,343)	$—	$—	$(2,343)

(a)	Portfolio holdings designated as Level 1 and 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 116.6% (j)
Common Stocks — 116.1%
		Consumer Discretionary — 10.8%
		Auto Components — 1.4%
21		Johnson Controls, Inc.	557
6		TRW Automotive Holdings Corp. (a)	180

			737

		Automobiles — 1.1%
29		General Motors Co. (a)	592

		Hotels, Restaurants & Leisure — 0.2%
2		Starwood Hotels & Resorts
		Worldwide, Inc.	92

		Household Durables — 0.3%
8		Lennar Corp., Class A	109
–	(h)	NVR, Inc. (a)	48

			157

		Internet & Catalog Retail — 0.2%
1		Amazon.com, Inc. (a)	128

		Media — 5.3%
36		CBS Corp. (Non Voting), Class B	726
19		Comcast Corp., Class A	396
13		DIRECTV, Class A (a)	557
6		DISH Network Corp., Class A (a)	140
30		Time Warner, Inc.	908
4		Walt Disney Co. (The)	112

			2,839

		Multiline Retail — 1.5%
2		Family Dollar Stores, Inc.	105
9		Kohl’s Corp.	422
6		Target Corp.	310

			837

		Specialty Retail — 0.8%
1		AutoZone, Inc. (a)	172
5		Bed Bath & Beyond, Inc. (a)	273

			445

		Total Consumer Discretionary	5,827

Consumer Staples — 5.5%
		Beverages — 0.7%
6		Coca-Cola Co. (The)	382

		Food & Staples Retailing — 1.9%
30		CVS Caremark Corp.	1,009

		Food Products — 1.2%
2		JM Smucker Co. (The)	177
14		Kraft Foods, Inc., Class A	468

			645

		Household Products — 1.7%
14		Procter & Gamble Co. (The)	897

		Total Consumer Staples	2,933

Energy — 12.6%
		Oil, Gas & Consumable Fuels — 12.6%
9		Anadarko Petroleum Corp.	572
5		Apache Corp.	392
23		Chevron Corp.	2,101
22		ConocoPhillips	1,405
7		Devon Energy Corp.	383
8		Marathon Oil Corp.	162
3		Marathon Petroleum Corp.	75
14		Occidental Petroleum Corp.	980
29		Williams Cos., Inc. (The)	717

		Total Energy	6,787

Financials — 30.8%
		Capital Markets — 4.0%
7		Charles Schwab Corp. (The)	80
5		Goldman Sachs Group, Inc. (The)	438
35		Morgan Stanley	473
27		State Street Corp.	882
17		TD Ameritrade Holding Corp.	254

			2,127

		Commercial Banks — 6.5%
36		Fifth Third Bancorp	360
64		Huntington Bancshares, Inc.	308
1		PNC Financial Services Group, Inc.	68
20		Regions Financial Corp.	65
24		U.S. Bancorp	563
88		Wells Fargo & Co.	2,124

			3,488

		Consumer Finance — 1.2%
17		Capital One Financial Corp.	654

		Diversified Financial Services — 5.9%
92		Bank of America Corp.	562
61		Citigroup, Inc.	1,554
29		KKR Financial Holdings LLC	212
49		North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	865

			3,193

		Insurance — 11.6%
18		ACE Ltd., (Switzerland)	1,082
30		Aflac, Inc.	1,065
3		Axis Capital Holdings Ltd., (Bermuda)	85
14		Berkshire Hathaway, Inc., Class B (a)	1,025
5		Everest Re Group Ltd., (Bermuda)	393
40		MetLife, Inc.	1,111
30		Prudential Financial, Inc.	1,403
2		Travelers Cos., Inc. (The)	76

			6,240

		Real Estate Investment Trusts (REITs) — 1.6%
27		Annaly Capital Management, Inc.	446
1		Boston Properties, Inc.	123
2		Simon Property Group, Inc.	204
4		Weingarten Realty Investors	86

			859

		Total Financials	16,561

Health Care — 17.4%
		Biotechnology — 2.0%
6		Biogen Idec, Inc. (a)	565

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Biotechnology — Continued
9	Celgene Corp. (a)	529

		1,094

	Health Care Equipment & Supplies — 2.1%
22	Covidien plc, (Ireland)	969
4	St. Jude Medical, Inc.	153

		1,122

	Health Care Providers & Services — 5.6%
6	Humana, Inc.	460
10	McKesson Corp.	757
25	UnitedHealth Group, Inc.	1,146
10	WellPoint, Inc.	642

		3,005

	Pharmaceuticals — 7.7%
9	Abbott Laboratories	462
11	Johnson & Johnson	688
54	Merck & Co., Inc.	1,768
12	Mylan, Inc. (a)	206
59	Pfizer, Inc.	1,041

		4,165

	Total Health Care	9,386

Industrials — 10.5%
	Aerospace & Defense — 2.3%
1	General Dynamics Corp.	79
8	Honeywell International, Inc.	349
4	Raytheon Co.	170
9	United Technologies Corp.	652

		1,250

	Industrial Conglomerates — 2.5%
38	General Electric Co.	578
18	Tyco International Ltd., (Switzerland)	742

		1,320

	Machinery — 2.5%
7	Eaton Corp.	233
4	Illinois Tool Works, Inc.	172
6	Joy Global, Inc.	382
6	Navistar International Corp. (a)	205
6	Parker Hannifin Corp.	364

		1,356

	Road & Rail — 3.2%
36	Hertz Global Holdings, Inc. (a)	323
16	Norfolk Southern Corp.	1,001
5	Union Pacific Corp.	388

		1,712

	Total Industrials	5,638

Information Technology — 13.4%
	Communications Equipment — 2.2%
72	Cisco Systems, Inc.	1,108
3	Motorola Mobility Holdings, Inc. (a)	104

		1,212

	Computers & Peripherals — 2.4%
2	Apple, Inc. (a)	709
19	Hewlett-Packard Co.	423
3	SanDisk Corp. (a)	138

		1,270

	Electronic Equipment, Instruments & Components — 1.5%
7	Arrow Electronics, Inc. (a)	198
11	Avnet, Inc. (a)	279
3	Corning, Inc.	41
10	TE Connectivity Ltd., (Switzerland)	284

		802

	IT Services — 1.4%
3	Global Payments, Inc.	110
1	MasterCard, Inc., Class A	368
18	Western Union Co. (The)	273

		751

	Semiconductors & Semiconductor Equipment — 3.6%
6	Applied Materials, Inc.	66
16	Broadcom Corp., Class A (a)	535
22	Intel Corp.	467
1	Lam Research Corp. (a)	51
15	Marvell Technology Group Ltd., (Bermuda) (a)	214
21	Xilinx, Inc.	583

		1,916

	Software — 2.3%
35	Microsoft Corp.	877
13	Oracle Corp.	367

		1,244

	Total Information Technology	7,195

Materials — 5.6%
	Chemicals — 3.4%
5	Air Products & Chemicals, Inc.	389
11	Dow Chemical Co. (The)	238
23	E.I. du Pont de Nemours & Co.	904
2	Georgia Gulf Corp. (a)	31
3	PPG Industries, Inc.	186
1	Westlake Chemical Corp.	51

		1,799

	Containers & Packaging — 1.4%
13	Ball Corp.	391
12	Crown Holdings, Inc. (a)	382

		773

	Metals & Mining — 0.8%
45	Alcoa, Inc.	431

	Total Materials	3,003

Telecommunication Services — 3.6%
	Diversified Telecommunication Services — 2.8%
41	Verizon Communications, Inc.	1,505

	Wireless Telecommunication Services — 0.8%
3	American Tower Corp., Class A (a)	166

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Wireless Telecommunication Services — Continued
92	Sprint Nextel Corp. (a)	281

		447

	Total Telecommunication Services	1,952

Utilities — 5.9%
	Electric Utilities — 1.6%
10	NextEra Energy, Inc.	561
11	NV Energy, Inc.	156
3	Progress Energy, Inc.	148

		865

	Gas Utilities — 0.9%
12	AGL Resources, Inc.	508

	Multi-Utilities — 2.3%
22	CenterPoint Energy, Inc.	440
9	CMS Energy Corp.	172
12	Sempra Energy	617

		1,229

	Water Utilities — 1.1%
19	American Water Works Co., Inc.	580

	Total Utilities	3,182

	Total Common Stocks (Cost $61,514)	62,464

Short-Term Investment — 0.5%
	Investment Company — 0.5%
282	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $283)	283

	Total Investments — 116.6% (Cost $61,797)	62,747
	Liabilities in Excess of Other Assets — (16.6)%	(8,916)

	NET ASSETS — 100.0%	$53,831

Short Positions — 16.7%
Common Stocks — 16.7%
Consumer Discretionary — 1.4%
	Automobiles — 0.3%
15	Ford Motor Co. (a)	142

	Hotels, Restaurants & Leisure — 0.2%
3	Hyatt Hotels Corp., Class A (a)	97

	Household Durables — 0.2%
3	D.R. Horton, Inc.	23
1	MDC Holdings, Inc.	18
12	Pulte Group, Inc. (a)	47
2	Toll Brothers, Inc. (a)	22

		110

	Media — 0.0% (g)
6	New York Times Co. (The), Class A (a)	34

	Multiline Retail — 0.3%
4	Dollar General Corp. (a)	143

	Specialty Retail — 0.4%
5	Gap, Inc. (The)	79
2	O’Reilly Automotive, Inc. (a)	160

		239

	Total Consumer Discretionary	765

Consumer Staples — 0.4%
	Personal Products — 0.4%
2	Estee Lauder Cos., Inc. (The), Class A	200

Energy — 0.9%
	Energy Equipment & Services — 0.2%
6	Tenaris S.A., (Luxembourg), ADR	144

	Oil, Gas & Consumable Fuels — 0.7%
11	Kinder Morgan, Inc.	285
4	Tesoro Corp. (a)	78

		363

	Total Energy	507

Financials — 3.0%
	Capital Markets — 0.2%
3	Federated Investors, Inc., Class B	51
1	T. Rowe Price Group, Inc.	57

		108

	Commercial Banks — 0.3%
2	Cullen/Frost Bankers, Inc.	94
15	KeyCorp	86

		180

	Insurance — 1.5%
1	AON Corp.	53
2	Chubb Corp. (The)	146
4	Lincoln National Corp.	68
1	Markel Corp. (a)	186
3	Marsh & McLennan Cos., Inc.	90
6	Progressive Corp. (The)	108
5	W.R. Berkley Corp.	154

		805

	Real Estate Investment Trusts (REITs) — 1.0%
7	Extra Space Storage, Inc.	124
2	Federal Realty Investment Trust	166
4	Highwoods Properties, Inc.	107
2	Taubman Centers, Inc.	125

		522

	Total Financials	1,615

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
Health Care — 2.1%
	Biotechnology — 0.4%
2	Amgen, Inc.	110
4	Onyx Pharmaceuticals, Inc. (a)	112

		222

	Health Care Equipment & Supplies — 0.6%
4	Stryker Corp.	165
3	Zimmer Holdings, Inc. (a)	170

		335

	Health Care Providers & Services — 0.6%
4	AmerisourceBergen Corp.	164
2	DaVita, Inc. (a)	145

		309

	Pharmaceuticals — 0.5%
6	Eli Lilly & Co.	208
1	Forest Laboratories, Inc. (a)	44

		252

	Total Health Care	1,118

Industrials — 3.2%
	Aerospace & Defense — 1.3%
4	Boeing Co. (The)	219
4	Lockheed Martin Corp.	295
3	Northrop Grumman Corp.	155

		669

	Air Freight & Logistics — 0.4%
1	FedEx Corp.	48
3	United Parcel Service, Inc., Class B	188

		236

	Electrical Equipment — 0.6%
6	Rockwell Automation, Inc.	321

	Machinery — 0.4%
2	Caterpillar, Inc.	114
4	Ingersoll-Rand plc, (Ireland)	107

		221

	Road & Rail — 0.5%
7	Heartland Express, Inc.	100
7	Werner Enterprises, Inc.	154

		254

	Total Industrials	1,701

Information Technology — 2.1%
	Communications Equipment — 0.1%
11	Nokia OYJ, (Finland), ADR	64

	IT Services — 0.4%
4	Fiserv, Inc. (a)	214

	Semiconductors & Semiconductor Equipment — 1.5%
1	ASML Holding N.V., (Netherlands), ADR,	47
10	Cypress Semiconductor Corp. (a)	143
11	Linear Technology Corp.	309
4	Microchip Technology, Inc.	133
15	Taiwan Semiconductor
	Manufacturing Co., Ltd., (Taiwan), ADR	168

		800

	Software — 0.1%
3	Electronic Arts, Inc. (a)	71

	Total Information Technology	1,149

Materials — 2.2%
	Chemicals — 1.3%
5	OM Group, Inc. (a)	118
4	Praxair, Inc.	386
2	Sherwin-Williams Co. (The)	125
2	Valspar Corp.	58

		687

	Containers & Packaging — 0.2%
4	Bemis Co., Inc.	113

	Metals & Mining — 0.7%
10	AK Steel Holding Corp.	67
3	Cliffs Natural Resources, Inc.	160
3	Nucor Corp.	92
3	United States Steel Corp.	59

		378

	Total Materials	1,178

Utilities — 1.4%
	Multi-Utilities — 0.9%
2	Consolidated Edison, Inc.	139
6	Vectren Corp.	164
5	Wisconsin Energy Corp.	160

		463

	Water Utilities — 0.5%
12	Aqua America, Inc.	266

	Total Utilities	729

	Total Short Positions (Proceeds $10,348)	8,962

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $865,000 which amounts to 1.6% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollar).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,765
Aggregate gross unrealized depreciation	(4,815)

Net unrealized appreciation/depreciation	$950

Federal income tax cost of investments	$61,797

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$5,827	$—	$—	$5,827
Consumer Staples	2,933	—	—	2,933
Energy	6,787	—	—	6,787
Financials	15,696	—	865	16,561
Health Care	9,386	—	—	9,386
Industrials	5,638	—	—	5,638
Information Technology	7,195	—	—	7,195
Materials	3,003	—	—	3,003
Telecommunication Services	1,952	—	—	1,952
Utilities	3,182	—	—	3,182
Total Common Stocks	61,599	—	865	62,464
Short-Term Investments
Investment Companies	283	— (h)	—	283

Total Investments in Securities	$61,882	$— (h)	$865	$62,747

Liabilities
Common Stocks
Consumer Discretionary	$(765)	$—	$—	$(765)
Consumer Staples	(200)	—	—	(200)
Energy	(363)	(144)	—	(507)
Financials	(1,615)	—	—	(1,615)
Health Care	(1,118)	—	—	(1,118)
Industrials	(1,701)	—	—	(1,701)
Information Technology	(870)	(279)	—	(1,149)
Materials	(1,178)	—	—	(1,178)
Utilities	(729)	—	—	(729)

Total Liabilities	$(8,539)	$(423)	$—	$(8,962)

There were no transfers between Levels 1 and 2 during the three months ended September 30, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 06/30/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization/ accretion	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/11
Investments in Securities
Common Stocks - Financials	$840	$—	$25	$—	$—	$—	$—	$—	$865

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $25,000.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 132.9% (j)
Common Stocks — 131.6%
		Consumer Discretionary — 16.3%
		Auto Components — 0.9%
3		Johnson Controls, Inc.	89

		Automobiles — 0.6%
3		General Motors Co. (a)	54

		Diversified Consumer Services — 0.1%
–	(h)	ITT Educational Services, Inc. (a)	6

		Hotels, Restaurants & Leisure — 1.9%
2		Carnival Corp.	47
–	(h)	Darden Restaurants, Inc.	18
–	(h)	Marriott International, Inc., Class A	10
1		McDonald’s Corp.	76
1		Yum! Brands, Inc.	33

			184

		Household Durables — 0.4%
1		Lennar Corp., Class A	18
–	(h)	NVR, Inc. (a)	18

			36

		Internet & Catalog Retail — 2.4%
1		Amazon.com, Inc. (a)	229

		Leisure Equipment & Products — 0.2%
1		Mattel, Inc.	17

		Media — 5.7%
7		CBS Corp., (Non-Voting), Class B	144
3		Comcast Corp., Class A	63
–	(h)	DIRECTV, Class A (a)	11
1		Discovery Communications, Inc., Class A (a)	36
1		DISH Network Corp., Class A (a)	15
3		Gannett Co., Inc.	24
7		Time Warner, Inc.	213
1		Walt Disney Co. (The)	36

			542

		Multiline Retail — 0.9%
1		Kohl’s Corp.	42
–	(h)	Macy’s, Inc.	12
1		Target Corp.	34

			88

		Specialty Retail — 1.9%
–	(h)	AutoZone, Inc. (a)	96
1		Home Depot, Inc.	45
1		Lowe’s Cos., Inc.	21
1		Staples, Inc.	17
–	(h)	TJX Cos., Inc.	6

			185

		Textiles, Apparel & Luxury Goods — 1.3%
1		Coach, Inc.	34
1		NIKE, Inc., Class B	48
–	(h)	V.F. Corp.	44

			126

		Total Consumer Discretionary	1,556

Consumer Staples — 15.9%
		Beverages — 4.4%
3		Coca-Cola Co. (The)	178
1		Coca-Cola Enterprises, Inc.	19
2		Dr. Pepper Snapple Group, Inc.	78
2		PepsiCo, Inc.	146

			421

		Food & Staples Retailing — 1.7%
1		CVS Caremark Corp.	40
1		Kroger Co. (The)	24
1		Sysco Corp.	29
1		Wal-Mart Stores, Inc.	72

			165

		Food Products — 4.7%
2		Archer-Daniels-Midland Co.	39
3		Campbell Soup Co.	84
2		ConAgra Foods, Inc.	57
2		General Mills, Inc.	78
6		Kraft Foods, Inc., Class A	194

			452

		Household Products — 3.9%
1		Colgate-Palmolive Co.	114
4		Procter & Gamble Co. (The)	259

			373

		Tobacco — 1.2%
2		Philip Morris International, Inc.	110

		Total Consumer Staples	1,521

Energy — 12.2%
		Energy Equipment & Services — 2.2%
1		Baker Hughes, Inc.	24
–	(h)	Cameron International Corp. (a)	9
1		National Oilwell Varco, Inc.	33
2		Schlumberger Ltd.	143

			209

		Oil, Gas & Consumable Fuels — 10.0%
–	(h)	Anadarko Petroleum Corp.	30
–	(h)	Apache Corp.	16
3		Chevron Corp.	247
2		ConocoPhillips	131
1		Devon Energy Corp.	72
–	(h)	EOG Resources, Inc.	21
2		Exxon Mobil Corp.	169
–	(h)	Marathon Oil Corp.	5
1		Marathon Petroleum Corp.	32
–	(h)	Noble Energy, Inc.	8
2		Occidental Petroleum Corp.	115
–	(h)	Pioneer Natural Resources Co.	25
1		Southwestern Energy Co. (a)	38
2		Williams Cos., Inc. (The)	52

			961

		Total Energy	1,170

Financials — 22.5%
		Capital Markets — 2.3%
–	(h)	BlackRock, Inc.	9
1		Goldman Sachs Group, Inc. (The)	70

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Capital Markets — Continued
2		Invesco Ltd.	28
3		Morgan Stanley	38
2		State Street Corp.	55
1		TD Ameritrade Holding Corp.	20

			220

		Commercial Banks — 3.2%
3		Fifth Third Bancorp	33
3		Huntington Bancshares, Inc.	14
4		Popular, Inc. (a)	6
5		Regions Financial Corp.	15
1		SunTrust Banks, Inc.	10
–	(h)	SVB Financial Group (a)	11
1		U.S. Bancorp	34
7		Wells Fargo & Co.	157
2		Zions Bancorp	21

			301

		Consumer Finance — 1.0%
1		American Express Co.	52
1		Capital One Financial Corp.	47

			99

		Diversified Financial Services — 2.4%
13		Bank of America Corp.	79
4		Citigroup, Inc.	99
–	(h)	CME Group, Inc.	19
–	(h)	IntercontinentalExchange, Inc. (a)	17
1		NASDAQ OMX Group, Inc. (The) (a)	13
–	(h)	NYSE Euronext	2

			229

		Insurance — 6.0%
2		ACE Ltd., (Switzerland)	105
1		Aflac, Inc.	52
1		Allstate Corp. (The)	24
1		Axis Capital Holdings Ltd., (Bermuda)	21
1		Berkshire Hathaway, Inc., Class B (a)	85
1		Everest Re Group Ltd., (Bermuda)	72
–	(h)	First American Financial Corp.	—	(h)
1		Hartford Financial Services Group, Inc.	8
3		MetLife, Inc.	86
–	(h)	PartnerRe Ltd., (Bermuda)	6
2		Prudential Financial, Inc.	103
1		XL Group plc, (Ireland)	15

			577

		Real Estate Investment Trusts (REITs) — 7.6%
–	(h)	Alexandria Real Estate Equities, Inc.	20
1		Apartment Investment & Management Co., Class A	19
–	(h)	AvalonBay Communities, Inc.	46
–	(h)	Boston Properties, Inc.	13
1		BRE Properties, Inc.	36
1		Camden Property Trust	64
3		DCT Industrial Trust, Inc.	13
–	(h)	Duke Realty Corp.	5
2		DuPont Fabros Technology, Inc.	41
1		Glimcher Realty Trust	7
2		HCP, Inc.	82
1		Kilroy Realty Corp.	19
2		Kimco Realty Corp.	31
1		Mack-Cali Realty Corp.	37
1		Post Properties, Inc.	27
1		ProLogis, Inc.	15
–	(h)	Regency Centers Corp.	9
2		Senior Housing Properties Trust	45
1		Simon Property Group, Inc.	91
–	(h)	SL Green Realty Corp.	27
1		UDR, Inc.	24
1		Ventas, Inc.	54

			725

		Total Financials	2,151

Health Care — 13.2%
		Biotechnology — 2.8%
–	(h)	Amgen, Inc.	24
1		Biogen Idec, Inc. (a)	92
2		Celgene Corp. (a)	142
1		Dendreon Corp. (a)	11

			269

		Health Care Equipment & Supplies — 2.2%
1		Baxter International, Inc.	47
1		Becton, Dickinson & Co.	42
–	(h)	C.R. Bard, Inc.	2
2		Covidien plc, (Ireland)	95
1		St. Jude Medical, Inc.	21

			207

		Health Care Providers & Services — 2.4%
–	(h)	Aetna, Inc.	13
–	(h)	CIGNA Corp.	4
1		Humana, Inc.	55
–	(h)	McKesson Corp.	32
–	(h)	Medco Health Solutions, Inc. (a)	18
2		UnitedHealth Group, Inc.	97
–	(h)	WellPoint, Inc.	6

			225

		Pharmaceuticals — 5.8%
3		Abbott Laboratories	159
1		Johnson & Johnson	70
6		Merck & Co., Inc.	196
1		Mylan, Inc. (a)	15
7		Pfizer, Inc.	119

			559

		Total Health Care	1,260

Industrials — 13.1%
		Aerospace & Defense — 3.3%
–	(h)	Goodrich Corp.	5
1		Honeywell International, Inc.	63
1		Huntington Ingalls Industries, Inc. (a)	16

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Aerospace & Defense — Continued
–	(h)	Rockwell Collins, Inc.	2
1		Textron, Inc.	17
3		United Technologies Corp.	217

			320

		Air Freight & Logistics — 0.2%
–	(h)	United Parcel Service, Inc., Class B	15

		Commercial Services & Supplies — 0.1%
1		Republic Services, Inc.	14

		Construction & Engineering — 0.9%
2		Fluor Corp.	88

		Electrical Equipment — 0.7%
2		Emerson Electric Co.	64

		Industrial Conglomerates — 3.0%
1		3M Co.	53
7		General Electric Co.	107
3		Tyco International Ltd., (Switzerland)	123

			283

		Machinery — 1.5%
4		PACCAR, Inc.	142

		Road & Rail — 3.4%
7		CSX Corp.	136
1		Norfolk Southern Corp.	88
1		Union Pacific Corp.	100

			324

		Total Industrials	1,250

Information Technology — 21.5%
		Communications Equipment — 2.7%
8		Cisco Systems, Inc.	120
2		Juniper Networks, Inc. (a)	30
–	(h)	Motorola Mobility Holdings, Inc. (a)	15
2		QUALCOMM, Inc.	93

			258

		Computers & Peripherals — 5.8%
1		Apple, Inc. (a)	507
1		SanDisk Corp. (a)	47

			554

		Electronic Equipment, Instruments & Components — 0.6%
2		Corning, Inc.	31
1		TE Connectivity Ltd., (Switzerland)	26

			57

		Internet Software & Services — 0.5%
–	(h)	Google, Inc., Class A (a)	55

		IT Services — 3.1%
1		Accenture plc, (Ireland), Class A	35
1		Cognizant Technology Solutions
		Corp., Class A (a)	79
2		Genpact Ltd., (Bermuda) (a)	26
–	(h)	International Business Machines Corp.	79
–	(h)	MasterCard, Inc., Class A	61
1		VeriFone Systems, Inc. (a)	18

			298

		Semiconductors & Semiconductor Equipment — 4.8%
3		Analog Devices, Inc.	79
2		Applied Materials, Inc.	16
5		Broadcom Corp., Class A (a)	151
2		Freescale Semiconductor Holdings I Ltd. (a)	22
2		Lam Research Corp. (a)	63
2		Marvell Technology Group Ltd., (Bermuda) (a)	29
2		Micron Technology, Inc. (a)	8
3		Xilinx, Inc.	89

			457

		Software — 4.0%
1		Adobe Systems, Inc. (a)	24
1		Citrix Systems, Inc. (a)	42
8		Microsoft Corp.	197
4		Oracle Corp.	121

			384

		Total Information Technology	2,063

Materials — 6.0%
		Chemicals — 4.3%
2		Air Products & Chemicals, Inc.	169
2		Dow Chemical Co. (The)	35
4		E.I. du Pont de Nemours & Co.	177
1		Georgia Gulf Corp. (a)	18
–	(h)	Monsanto Co.	8
–	(h)	Westlake Chemical Corp.	5

			412

		Containers & Packaging — 0.2%
1		Crown Holdings, Inc. (a)	20

		Metals & Mining — 1.5%
11		Alcoa, Inc.	102
1		Freeport-McMoRan Copper & Gold, Inc.	31
–	(h)	Newmont Mining Corp.	9

			142

		Total Materials	574

Telecommunication Services — 3.5%
		Diversified Telecommunication Services — 2.0%
1		AT&T, Inc.	21
5		Verizon Communications, Inc.	174

			195

		Wireless Telecommunication Services — 1.5%
1		American Tower Corp., Class A (a)	38
–	(h)	Crown Castle International Corp. (a)	13
29		Sprint Nextel Corp. (a)	89

			140

		Total Telecommunication Services	335

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
Utilities — 7.4%
		Electric Utilities — 4.5%
2		American Electric Power Co., Inc.	60
–	(h)	Exelon Corp.	16
2		NextEra Energy, Inc.	129
3		Northeast Utilities	89
9		NV Energy, Inc.	136

			430

		Gas Utilities — 0.1%
–	(h)	AGL Resources, Inc.	11

		Independent Power Producers & Energy
		Traders — 0.5%
2		Calpine Corp. (a)	29
1		NRG Energy, Inc. (a)	20

			49

		Multi-Utilities — 1.9%
1		CenterPoint Energy, Inc.	11
2		Public Service Enterprise Group, Inc.	53
2		Sempra Energy	117

			181

		Water Utilities — 0.4%
1		American Water Works Co., Inc.	34

		Total Utilities	705

		Total Common Stocks (Cost $13,542)	12,585

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.2%
25		U.S. Treasury Notes, 0.625%, 06/30/12 (k) (Cost $25)	25

SHARES
Short-Term Investment — 1.1%
		Investment Company — 1.1%
104		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $104)	104

		Total Investments — 132.9% (Cost $13,671)	12,714
		Liabilities in Excess of Other Assets — (32.9)%	(3,152)

		NET ASSETS — 100.0%	$9,562

SHARES
Short Positions — 32.6%
Common Stocks — 32.6%
		Consumer Discretionary — 2.6%
		Automobiles — 0.1%
1		Ford Motor Co. (a)	7

		Hotels, Restaurants & Leisure — 0.2%
1		Choice Hotels International, Inc.	20

		Media — 2.3%
3		New York Times Co. (The), Class A (a)	20
6		News Corp., Class B	87
1		Omnicom Group, Inc.	26
1		Scripps Networks Interactive, Inc., Class A	30
–	(h)	Viacom, Inc., Class B	18
–	(h)	Washington Post Co. (The), Class B	43

			224

		Total Consumer Discretionary	251

Consumer Staples — 4.4%
		Food & Staples Retailing — 0.1%
–	(h)	Whole Foods Market, Inc.	12

		Food Products — 1.7%
1		H.J. Heinz Co.	31
2		Hershey Co. (The)	127
–	(h)	Mead Johnson Nutrition Co.	10
–	(h)	Sara Lee Corp.	—	(h)

			168

		Household Products — 1.0%
1		Church & Dwight Co., Inc.	57
1		Clorox Co. (The)	35

			92

		Personal Products — 0.7%
1		Avon Products, Inc.	18
1		Estee Lauder Cos., Inc. (The), Class A	44

			62

		Tobacco — 0.9%
3		Altria Group, Inc.	70
–	(h)	Lorillard, Inc.	21

			91

		Total Consumer Staples	425

Energy — 1.4%
		Energy Equipment & Services — 0.7%
–	(h)	Diamond Offshore Drilling, Inc.	19
2		Tenaris S.A., (Luxembourg), ADR	52

			71

		Oil, Gas & Consumable Fuels — 0.7%
1		Encana Corp., (Canada)	11
–	(h)	Kinder Morgan, Inc.	10
–	(h)	Sunoco, Inc.	6
2		Tesoro Corp. (a)	29

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Oil, Gas & Consumable Fuels — Continued
–	(h)	TransCanada Corp., (Canada)	11

			67

		Total Energy	138

Financials — 10.1%
		Capital Markets — 0.2%
–	(h)	Ameriprise Financial, Inc.	7
–	(h)	Federated Investors, Inc., Class B	3
–	(h)	Northern Trust Corp.	8

			18

		Commercial Banks — 0.8%
–	(h)	Bank of Hawaii Corp.	16
–	(h)	Cullen/Frost Bankers, Inc.	17
1		KeyCorp	9
1		UMB Financial Corp.	20
2		Valley National Bancorp	17

			79

		Insurance — 2.8%
1		American International Group, Inc. (a)	29
1		AON Corp.	33
–	(h)	Chubb Corp.	24
1		Lincoln National Corp.	11
2		Principal Financial Group, Inc.	35
1		Progressive Corp. (The)	22
–	(h)	RenaissanceRe Holdings Ltd., (Bermuda)	12
1		Torchmark Corp.	33
–	(h)	Travelers Cos., Inc. (The)	15
2		W.R. Berkley Corp.	49

			263

		Real Estate Investment Trusts (REITs) — 6.3%
1		American Campus Communities, Inc.	45
2		BioMed Realty Trust, Inc.	34
3		DDR Corp.	35
–	(h)	Equity Lifestyle Properties, Inc.	22
2		Equity One, Inc.	37
–	(h)	Equity Residential	11
–	(h)	Essex Property Trust, Inc.	43
4		Extra Space Storage, Inc.	70
1		Federal Realty Investment Trust	101
1		Highwoods Properties, Inc.	24
1		Hudson Pacific Properties, Inc.	8
1		National Retail Properties, Inc.	33
1		Realty Income Corp.	20
1		Tanger Factory Outlet Centers	22
1		Taubman Centers, Inc.	50
2		Washington Real Estate Investment Trust	48

			603

		Total Financials	963

Health Care — 1.3%
		Health Care Equipment & Supplies — 0.9%
1		Stryker Corp.	38
–	(h)	Varian Medical Systems, Inc. (a)	20
1		Zimmer Holdings, Inc. (a)	30

			88

		Life Sciences Tools & Services — 0.1%
–	(h)	Agilent Technologies, Inc. (a)	9

		Pharmaceuticals — 0.3%
1		Eli Lilly & Co.	25

		Total Health Care	122

Industrials — 3.5%
		Aerospace & Defense — 1.3%
1		Boeing Co. (The)	31
1		Lockheed Martin Corp.	75
1		Raytheon Co.	23

			129

		Air Freight & Logistics — 0.2%
–	(h)	FedEx Corp.	22

		Electrical Equipment — 0.5%
1		Rockwell Automation, Inc.	44

		Machinery — 0.8%
–	(h)	Caterpillar, Inc.	9
–	(h)	Deere & Co.	17
1		Dover Corp.	37
–	(h)	Eaton Corp.	9

			72

		Road & Rail — 0.7%
1		Heartland Express, Inc.	19
1		Knight Transportation, Inc.	15
2		Werner Enterprises, Inc.	33

			67

		Total Industrials	334

Information Technology — 3.4%
		Communications Equipment — 0.2%
1		JDS Uniphase Corp. (a)	8
–	(h)	Motorola Solutions, Inc.	12

			20

		IT Services — 0.0% (g)
–	(h)	Paychex, Inc.	1

		Semiconductors & Semiconductor Equipment — 2.8%
–	(h)	Avago Technologies Ltd., (Singapore)	7
2		Cypress Semiconductor Corp. (a)	34
1		Intel Corp.	21
1		Linear Technology Corp.	29
2		MEMC Electronic Materials, Inc. (a)	10
4		Microchip Technology, Inc.	120
4		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	42

			263

		Software — 0.4%
2		Electronic Arts, Inc. (a)	43

		Total Information Technology	327

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
Materials — 2.7%
	Chemicals — 1.2%
1	OM Group, Inc. (a)	33
1	Praxair, Inc.	51
1	Valspar Corp.	29

		113

	Metals & Mining — 1.5%
3	AK Steel Holding Corp.	18
1	Cliffs Natural Resources, Inc.	31
2	Nucor Corp.	50
1	United States Steel Corp.	23
1	Vale S.A., (Brazil), ADR	18

		140

	Total Materials	253

Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
–(h)	SBA Communications Corp., Class A (a)	12

Utilities — 3.1%
	Electric Utilities — 0.9%
2	Edison International	63
–(h)	Entergy Corp.	20

		83

	Multi-Utilities — 2.1%
1	Consolidated Edison, Inc.	48
1	PG&E Corp.	49
3	Wisconsin Energy Corp.	104

		201

	Water Utilities — 0.1%
–(h)	Aqua America, Inc.	11

	Total Utilities	295

	Total Short Positions (Proceeds $3,389)	3,120

Percentages indicated are based on net assets.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	E-mini S&P 500	12/16/11	$113	$(2)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR   —   American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$681
Aggregate gross unrealized depreciation	(1,638)

Net unrealized appreciation/depreciation	$(957)

Federal income tax cost of investments	$13,671

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$12,689	$25	$—	$12,714
Liabilities (b)	$(3,008)	$(112)	$—	$(3,120)
Depreciation in Other Financial Instruments
Futures Contracts	$(2)	$—	$—	$(2)

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
(b)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.6%
Consumer Discretionary — 15.2%
	Auto Components — 0.6%
6	Dana Holding Corp. (a)	66
26	Spartan Motors, Inc.	106
10	Superior Industries International, Inc.	155

		327

	Hotels, Restaurants & Leisure — 3.3%
20	Ameristar Casinos, Inc.	324
2	Biglari Holdings, Inc. (a)	622
7	Cheesecake Factory, Inc. (The) (a)	165
2	DineEquity, Inc. (a)	62
2	Dunkin’ Brands Group, Inc. (a)	61
11	Monarch Casino & Resort, Inc. (a)	109
19	O’Charley’s, Inc. (a)	115
7	Red Robin Gourmet Burgers, Inc. (a)	173
29	Town Sports International Holdings, Inc. (a)	208

		1,839

	Household Durables — 2.7%
24	American Greetings Corp., Class A (c)	440
7	Blyth, Inc.	366
6	CSS Industries, Inc.	105
20	Leggett & Platt, Inc.	390
16	Lifetime Brands, Inc.	155
5	Skullcandy, Inc. (a)	75

		1,531

	Leisure Equipment & Products — 2.0%
14	Arctic Cat, Inc. (a)	204
12	Brunswick Corp.	162
39	JAKKS Pacific, Inc.	737

		1,103

	Media — 2.1%
18	Entercom Communications Corp., Class A (a)	94
1	Fisher Communications, Inc. (a)	18
16	Global Sources Ltd., (Bermuda) (a)	105
11	Journal Communications, Inc., Class A (a)	32
119	McClatchy Co. (The), Class A (a) (c)	159
10	Nexstar Broadcasting Group, Inc., Class A (a)	65
13	Outdoor Channel Holdings, Inc. (a)	72
2	Pandora Media, Inc. (a)	32
11	Scholastic Corp.	317
43	Sinclair Broadcast Group, Inc., Class A	309

		1,203

	Multiline Retail — 1.2%
5	Bon-Ton Stores, Inc. (The) (c)	24
15	Dillard’s, Inc., Class A	657

		681

	Specialty Retail — 2.2%
10	Barnes & Noble, Inc.	116
18	Coldwater Creek, Inc. (a)	23
38	Conn’s, Inc. (a)	271
28	Finish Line, Inc. (The), Class A	565
35	OfficeMax, Inc. (a)	167
2	Rent-A-Center, Inc.	44
2	Teavana Holdings, Inc. (a)	45

		1,231

	Textiles, Apparel & Luxury Goods — 1.1%
41	Liz Claiborne, Inc. (a) (c)	202
6	Movado Group, Inc.	72
7	Oxford Industries, Inc.	247
3	Vera Bradley, Inc. (a)	105

		626

	Total Consumer Discretionary	8,541

Consumer Staples — 4.6%
	Beverages — 0.1%
8	MGP Ingredients, Inc.	38

	Food & Staples Retailing — 1.8%
2	Arden Group, Inc., Class A	127
15	Chefs’ Warehouse Holdings LLC (a)	178
9	Fresh Market, Inc. (The) (a)	355
354	Rite Aid Corp. (a)	347

		1,007

	Food Products — 0.7%
8	B&G Foods, Inc.	132
12	Imperial Sugar Co.	79
35	Smart Balance, Inc. (a)	203

		414

	Personal Products — 0.8%
2	Herbalife Ltd., (Cayman Islands)	129
14	Nature’s Sunshine Products, Inc. (a)	201
13	Prestige Brands Holdings, Inc. (a)	119

		449

	Tobacco — 1.2%
20	Universal Corp.	699

	Total Consumer Staples	2,607

	Energy — 5.9%
	Energy Equipment & Services — 1.5%
3	C&J Energy Services, Inc. (a)	48
94	Cal Dive International, Inc. (a)	179
6	Complete Production Services, Inc. (a)	111
4	Dresser-Rand Group, Inc. (a)	170
8	Geokinetics, Inc. (a)	20
4	Global Geophysical Services, Inc. (a)	30
2	Gulf Island Fabrication, Inc.	46
12	Hercules Offshore, Inc. (a)	34
7	ION Geophysical Corp. (a)	33
1	Parker Drilling Co. (a)	5
4	Patterson-UTI Energy, Inc.	75

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Energy Equipment & Services — Continued
9		Pioneer Drilling Co. (a)	64

			815

		Oil, Gas & Consumable Fuels — 4.4%
3		Alon USA Energy, Inc.	20
1		Clayton Williams Energy, Inc. (a)	43
17		Cloud Peak Energy, Inc. (a)	283
1		Contango Oil & Gas Co. (a)	66
6		CVR Energy, Inc. (a)	131
24		Delek U.S. Holdings, Inc.	275
29		Energy Partners Ltd. (a)	317
3		Frontline Ltd., (Bermuda) (c)	16
	–(h)	Isramco, Inc. (a)	13
9		KiOR, Inc., Class A (a)	193
6		McMoRan Exploration Co. (a)	62
1		Panhandle Oil and Gas, Inc., Class A	31
25		Petroquest Energy, Inc. (a)	138
2		Solazyme, Inc. (a)	21
9		Stone Energy Corp. (a)	151
6		Swift Energy Co. (a)	136
32		VAALCO Energy, Inc. (a)	157
31		W&T Offshore, Inc.	421
2		Western Refining, Inc. (a)	26

			2,500

		Total Energy	3,315

Financials — 21.1%
		Capital Markets — 1.4%
4		Affiliated Managers Group, Inc. (a)	328
5		Federated Investors, Inc., Class B (c)	93
35		Investment Technology Group, Inc. (a)	341
1		Janus Capital Group, Inc.	6
7		Pzena Investment Management, Inc., Class A	22

			790

		Commercial Banks — 5.5%
4		1st Source Corp.	90
9		BancFirst Corp.	308
20		BancorpSouth, Inc.	176
4		Banner Corp.	55
8		Cathay General Bancorp	90
1		Citizens & Northern Corp.	16
9		City Holding Co. (c)	251
6		CoBiz Financial, Inc.	29
8		Financial Institutions, Inc.	120
56		First Commonwealth Financial Corp.	208
15		First Financial Bancorp	212
4		First Interstate Bancsystem, Inc.	41
2		First Merchants Corp.	16
13		FNB Corp.	112
1		Hampton Roads Bankshares, Inc. (a)	6
4		Heartland Financial USA, Inc.	61
5		MainSource Financial Group, Inc.	47
7		Nara Bancorp, Inc. (a)	42
16		Oriental Financial Group, Inc.	156
6		PacWest Bancorp	82
5		Sierra Bancorp	45
8		Simmons First National Corp., Class A	169
22		Southwest Bancorp, Inc. (a)	91
2		StellarOne Corp.	22
12		Suffolk Bancorp	101
13		Susquehanna Bancshares, Inc.	69
2		SVB Financial Group (a) (c)	78
20		TCF Financial Corp. (c)	186
3		UMB Financial Corp.	83
6		West Bancorp, Inc.	51
23		Wilshire Bancorp, Inc. (a)	64

			3,077

		Consumer Finance — 2.4%
9		Advance America Cash Advance Centers, Inc.	66
4		Credit Acceptance Corp. (a)	251
26		DFC Global Corp. (a)	559
8		World Acceptance Corp. (a)	465

			1,341

		Diversified Financial Services — 0.6%
8		Marlin Business Services Corp. (a)	84
9		PHH Corp. (a)	149
2		Portfolio Recovery Associates, Inc. (a)	131

			364

		Insurance — 2.6%
27		American Equity Investment Life Holding Co.	233
2		Aspen Insurance Holdings Ltd., (Bermuda)	51
3		Axis Capital Holdings Ltd., (Bermuda)	80
36		CNO Financial Group, Inc. (a)	195
1		Delphi Financial Group, Inc., Class A	24
7		Meadowbrook Insurance Group, Inc.	61
4		Navigators Group, Inc. (The) (a)	160
8		Platinum Underwriters Holdings Ltd., (Bermuda)	258
4		ProAssurance Corp.	266
14		Symetra Financial Corp.	116

			1,444

		Real Estate Investment Trusts (REITs) — 8.0%
36		Anworth Mortgage Asset Corp.	245
9		Ashford Hospitality Trust, Inc.	60
2		Associated Estates Realty Corp.	25
4		BioMed Realty Trust, Inc.	71
34		Capstead Mortgage Corp.	395
9		CBL & Associates Properties, Inc.	107
2		Colonial Properties Trust	40
20		DCT Industrial Trust, Inc. (c)	87
10		DiamondRock Hospitality Co.	73

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Real Estate Investment Trusts (REITs) — Continued
4	EastGroup Properties, Inc.	160
9	Education Realty Trust, Inc.	76
2	Equity Lifestyle Properties, Inc.	100
3	First Industrial Realty Trust, Inc. (a)	26
5	Home Properties, Inc.	295
9	Hospitality Properties Trust	197
34	Lexington Realty Trust	224
16	LTC Properties, Inc.	395
30	MFA Financial, Inc.	213
1	Mid-America Apartment Communities, Inc.	60
15	Mission West Properties, Inc.	111
39	MPG Office Trust, Inc. (a) (c)	82
12	Pennsylvania Real Estate Investment Trust	94
14	Potlatch Corp.	454
5	PS Business Parks, Inc.	253
18	Ramco-Gershenson Properties Trust	145
6	Saul Centers, Inc.	210
17	Strategic Hotels & Resorts, Inc. (a)	72
23	Sunstone Hotel Investors, Inc. (a)	130
3	Taubman Centers, Inc.	131

		4,531

	Thrifts & Mortgage Finance — 0.6%
7	Astoria Financial Corp.	50
2	BankFinancial Corp.	11
2	Capitol Federal Financial, Inc.	17
12	MGIC Investment Corp. (a)	22
6	OceanFirst Financial Corp.	73
11	Ocwen Financial Corp. (a)	139

		312

	Total Financials	11,859

Health Care — 12.6%
	Biotechnology — 4.2%
8	Achillion Pharmaceuticals, Inc. (a)	35
9	Acorda Therapeutics, Inc. (a)	186
18	Affymax, Inc. (a)	82
26	Ariad Pharmaceuticals, Inc. (a)	229
14	ArQule, Inc. (a)	72
33	BioCryst Pharmaceuticals, Inc. (a) (c)	91
18	BioMimetic Therapeutics, Inc. (a)	59
21	Chelsea Therapeutics International Ltd. (a)	75
57	Dynavax Technologies Corp. (a)	106
16	Incyte Corp., Ltd. (a) (c)	218
6	Ironwood Pharmaceuticals, Inc. (a)	64
9	Medivation, Inc. (a)	149
12	Momenta Pharmaceuticals, Inc. (a)	132
4	Onyx Pharmaceuticals, Inc. (a)	111
51	Orexigen Therapeutics, Inc. (a)	101
6	Pharmasset, Inc. (a)	511
16	Savient Pharmaceuticals, Inc. (a) (c)	65
5	Targacept, Inc. (a)	80

		2,366

	Health Care Equipment & Supplies — 3.2%
10	CONMED Corp. (a)	226
33	Greatbatch, Inc. (a)	652
2	HeartWare International, Inc. (a)	135
14	Invacare Corp.	311
74	RTI Biologics, Inc. (a)	242
6	Sirona Dental Systems, Inc. (a)	246

		1,812

	Health Care Providers & Services — 2.7%
36	Alliance HealthCare Services, Inc. (a)	41
12	American Dental Partners, Inc. (a)	117
2	AMERIGROUP Corp. (a)	62
30	CardioNet, Inc. (a)	91
53	Cross Country Healthcare, Inc. (a)	219
6	Magellan Health Services, Inc. (a)	280
3	Providence Service Corp. (The) (a)	30
7	Sunrise Senior Living, Inc. (a)	34
8	Team Health Holdings, Inc. (a)	130
16	Vanguard Health Systems, Inc. (a)	160
9	WellCare Health Plans, Inc. (a)	353

		1,517

	Health Care Technology — 0.4%
8	ePocrates, Inc. (a)	76
13	MedAssets, Inc. (a)	126

		202

	Life Sciences Tools & Services — 0.8%
71	Affymetrix, Inc. (a)	348
1	Mettler-Toledo International, Inc. (a)	70
13	Pacific Biosciences of California, Inc. (a)	42

		460

	Pharmaceuticals — 1.3%
13	Aegerion Pharmaceuticals, Inc. (a)	165
13	Cadence Pharmaceuticals, Inc. (a)	87
10	Medicis Pharmaceutical Corp., Class A	361
5	Sagent Pharmaceuticals, Inc. (a)	107

		720

	Total Health Care	7,077

Industrials — 12.9%
	Aerospace & Defense — 1.3%
15	Cubic Corp.	590
26	GenCorp, Inc. (a) (c)	118

		708

	Air Freight & Logistics — 0.2%
30	Pacer International, Inc. (a)	112

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Air Freight & Logistics — Continued
2		Park-Ohio Holdings Corp. (a)	27

			139

		Airlines — 0.2%
34		Hawaiian Holdings, Inc. (a)	141

		Building Products — 0.4%
28		Gibraltar Industries, Inc. (a)	227

		Commercial Services & Supplies — 2.3%
29		ACCO Brands Corp. (a)	137
31		American Reprographics Co. (a)	105
10		Deluxe Corp.	184
19		EnergySolutions, Inc. (a)	68
4		G&K Services, Inc., Class A	110
14		Intersections, Inc.	175
34		Knoll, Inc.	469
3		Standard Parking Corp. (a)	42
4		Steelcase, Inc., Class A	25

			1,315

		Construction & Engineering — 0.8%
6		Argan, Inc. (a)	64
20		EMCOR Group, Inc. (a)	411

			475

		Electrical Equipment — 0.4%
6		Acuity Brands, Inc.	209

		Industrial Conglomerates — 0.6%
7		Standex International Corp.	209
9		Tredegar Corp.	139

			348

		Machinery — 4.0%
–	(h)	Ampco-Pittsburgh Corp.	4
3		Cascade Corp.	87
17		Douglas Dynamics, Inc.	219
11		Hurco Cos., Inc. (a)	229
2		Kadant, Inc. (a)	28
9		Mueller Industries, Inc.	359
1		NACCO Industries, Inc., Class A	63
16		Nordson Corp.	636
17		Sauer-Danfoss, Inc. (a)	483
9		Trimas Corp. (a)	132

			2,240

		Professional Services — 0.2%
4		Barrett Business Services, Inc.	53
9		School Specialty, Inc. (a)	62

			115

		Road & Rail — 1.4%
3		Arkansas Best Corp.	47
3		Celadon Group, Inc.	25
4		Con-way, Inc.	95
9		Heartland Express, Inc.	127
16		RailAmerica, Inc. (a)	207
25		Saia, Inc. (a)	263

			764

		Trading Companies & Distributors — 0.8%
9		Aircastle Ltd.	89
7		Applied Industrial Technologies, Inc.	182
6		TAL International Group, Inc.	155

			426

		Transportation Infrastructure — 0.3%
13		Wesco Aircraft Holdings, Inc. (a)	143

		Total Industrials	7,250

Information Technology — 15.4%
		Communications Equipment — 2.3%
7		Arris Group, Inc. (a)	70
9		Black Box Corp.	188
7		Comtech Telecommunications Corp.	188
12		InterDigital, Inc. (c)	536
13		Oplink Communications, Inc. (a)	198
4		Plantronics, Inc.	108

			1,288

		Computers & Peripherals — 0.5%
4		Dot Hill Systems Corp. (a)	5
6		Electronics for Imaging, Inc. (a)	80
4		Fusion-io, Inc. (a) (c)	82
14		Imation Corp. (a)	99

			266

		Electronic Equipment, Instruments & Components — 2.1%
5		Agilysys, Inc. (a)	35
37		Brightpoint, Inc. (a)	344
16		Checkpoint Systems, Inc. (a)	219
9		Coherent, Inc. (a)	378
4		Newport Corp. (a)	47
20		Pulse Electronics Corp.	56
4		RadiSys Corp. (a) (c)	24
1		Richardson Electronics Ltd.	18
9		Vishay Intertechnology, Inc. (a)	79

			1,200

		Internet Software & Services — 0.6%
2		Ancestry.com, Inc. (a)	38
2		Demand Media, Inc. (a)	18
13		QuinStreet, Inc. (a)	135
3		Responsys, Inc. (a)	28
6		Saba Software, Inc. (a)	32
2		Zillow, Inc. (a)	60

			311

		IT Services — 1.0%
2		CACI International, Inc., Class A (a)	115
9		CIBER, Inc. (a)	28
5		CSG Systems International, Inc. (a)	67
7		Global Cash Access Holdings, Inc. (a)	19
4		Heartland Payment Systems, Inc.	75
1		TNS, Inc. (a)	21
4		Unisys Corp. (a)	69

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	IT Services — Continued
6	VeriFone Systems, Inc. (a)	195

		589

	Semiconductors & Semiconductor Equipment — 3.6%
4	ATMI, Inc. (a)	60
3	Brooks Automation, Inc.	26
7	Cirrus Logic, Inc. (a)	100
5	Cymer, Inc. (a)	175
4	DSP Group, Inc. (a)	23
26	GT Advanced Technologies, Inc. (a)	180
8	Integrated Device Technology, Inc. (a)	39
7	Kulicke & Soffa Industries, Inc. (a)	55
12	Lattice Semiconductor Corp. (a)	63
66	LSI Corp. (a)	342
62	LTX-Credence Corp. (a)	327
31	Micrel, Inc.	292
2	Novellus Systems, Inc. (a)	60
1	Photronics, Inc. (a)	5
21	RF Micro Devices, Inc. (a)	136
9	Rudolph Technologies, Inc. (a)	57
5	Semtech Corp. (a)	101

		2,041

	Software — 5.3%
28	Aspen Technology, Inc. (a)	434
5	EPIQ Systems, Inc.	64
4	Fair Isaac Corp.	94
4	JDA Software Group, Inc. (a)	94
22	Manhattan Associates, Inc. (a)	718
3	MicroStrategy, Inc., Class A (a)	296
39	Monotype Imaging Holdings, Inc. (a)	472
2	Quest Software, Inc. (a)	35
1	Tangoe, Inc. (a)	12
43	TeleNav, Inc. (a)	379
6	TIBCO Software, Inc. (a)	139
15	Websense, Inc. (a)	261

		2,998

	Total Information Technology	8,693

Materials — 4.7%
	Chemicals — 2.1%
11	Georgia Gulf Corp. (a)	148
4	Innophos Holdings, Inc.	167
2	Koppers Holdings, Inc.	59
13	Minerals Technologies, Inc.	616
7	PolyOne Corp.	73
35	Spartech Corp. (a)	111

		1,174

	Containers & Packaging — 0.5%
21	Graphic Packaging Holding Co. (a)	71
21	Myers Industries, Inc.	214

		285

	Metals & Mining — 1.3%
6	Coeur d’Alene Mines Corp. (a)	129
17	Hecla Mining Co. (a) (c)	89
20	Noranda Aluminum Holding Corp. (a)	165
24	Worthington Industries, Inc.	341

		724

	Paper & Forest Products — 0.8%
6	Buckeye Technologies, Inc.	142
2	Domtar Corp., (Canada)	143
7	Neenah Paper, Inc.	104
5	PH Glatfelter Co.	70

		459

	Total Materials	2,642

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
7	Boingo Wireless, Inc. (a)	47
10	Cincinnati Bell, Inc. (a)	29
17	Consolidated Communications Holdings, Inc.	301
111	Vonage Holdings Corp. (a)	288

		665

	Wireless Telecommunication Services — 0.1%
7	USA Mobility, Inc.	90

	Total Telecommunication Services	755

Utilities — 3.9%
	Electric Utilities — 1.2%
9	El Paso Electric Co.	298
9	Portland General Electric Co.	220
4	UniSource Energy Corp.	152

		670

	Gas Utilities — 1.6%
3	Laclede Group, Inc. (The)	101
3	New Jersey Resources Corp.	111
7	Nicor, Inc.	369
6	Piedmont Natural Gas Co., Inc.	167
4	Southwest Gas Corp.	152

		900

	Multi-Utilities — 1.1%
20	NorthWestern Corp.	626

	Total Utilities	2,196

	Total Common Stocks (Cost $ 58,024)	54,935

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.7%
400	U.S. Treasury Note, 0.750%, 11/30/11 (k) (Cost $ 400)	400

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 2.1%
	Investment Company — 2.1%
1,190	JPMorgan Prime Money Market
	Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $ 1,190)	1,190

Investments of Cash Collateral for Securities on Loan — 2.2%
	Investment Company — 2.2%
1,252	JPMorgan Prime Money Market
	Fund, Capital Shares, 0.100% (b) (l) (Cost $ 1,252)	1,252

	Total Investments — 102.6% (Cost $ 60,866)	57,777
	Liabilities in Excess of Other Assets — (2.6)%	(1,464)

	NET ASSETS — 100.0%	$56,313

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	E-mini Russell 2000	12/16/11	$449	$(3)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,397
Aggregate gross unrealized depreciation	(9,486)

Net unrealized appreciation/depreciation	$(3,089)

Federal income tax cost of investments	$60,866

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$57,377	$400	$—	$57,777
Depreciation in Other Financial Instruments
Futures Contracts	$(3)	$—	$—	$(3)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.3%
Consumer Discretionary — 13.3%
		Distributors — 1.2%
175		Genuine Parts Co.	8,890

		Hotels, Restaurants & Leisure — 1.0%
65		McDonald’s Corp.	5,708
212		Monarch Casino & Resort, Inc. (a)	2,069

			7,777

		Internet & Catalog Retail — 0.7%
197		Expedia, Inc.	5,070

		Media — 3.4%
281		AH Belo Corp., Class A	1,181
470		Belo Corp., Class A	2,298
240		Cablevision Systems Corp., Class A	3,782
262		Clear Channel Outdoor Holdings, Inc., Class A (a)	2,450
388		Entercom Communications Corp., Class A (a)	2,037
406		Gannett Co., Inc.	3,867
584		LIN TV Corp., Class A (a)	1,273
61		Time Warner Cable, Inc.	3,798
81		Time Warner, Inc.	2,416
10		Washington Post Co. (The), Class B	3,302

			26,404

		Multiline Retail — 2.2%
181		Kohl’s Corp.	8,877
143		Sears Holdings Corp. (a)	8,237

			17,114

		Specialty Retail — 4.8%
33		AutoZone, Inc. (a)	10,406
134		Bed Bath & Beyond, Inc. (a)	7,668
337		Gap, Inc. (The)	5,473
222		Home Depot, Inc.	7,307
101		TJX Cos., Inc.	5,591

			36,445

		Total Consumer Discretionary	101,700

Consumer Staples — 7.0%
		Beverages — 2.1%
66		Diageo plc, (United Kingdom), ADR	5,004
208		Fortune Brands, Inc.	11,227

			16,231

		Food & Staples Retailing — 1.6%
218		Walgreen Co.	7,153
103		Wal-Mart Stores, Inc.	5,346

			12,499

		Food Products — 1.2%
122		JM Smucker Co. (The)	8,885

		Household Products — 2.1%
250		Procter & Gamble Co. (The)	15,795

		Total Consumer Staples	53,410

Energy — 11.2%
		Oil, Gas & Consumable Fuels — 11.2%
148		ConocoPhillips	9,384
343		Devon Energy Corp.	19,033
234		El Paso Corp.	4,090
249		Energen Corp.	10,165
280		Exxon Mobil Corp.	20,337
250		NuStar GP Holdings LLC	7,665
556		Teekay Corp., (Canada)	12,564
113		Williams Cos., Inc. (The)	2,738

		Total Energy	85,976

Financials — 30.3%
		Capital Markets — 3.7%
240		Ameriprise Financial, Inc.	9,443
500		Charles Schwab Corp. (The)	5,635
42		Goldman Sachs Group, Inc. (The)	3,971
365		Invesco Ltd.	5,661
106		W.P. Carey & Co. LLC	3,865

			28,575

		Commercial Banks — 7.1%
126		M&T Bank Corp.	8,787
313		SunTrust Banks, Inc.	5,611
438		U.S. Bancorp	10,308
1,242		Wells Fargo & Co.	29,957

			54,663

		Consumer Finance — 1.1%
223		Capital One Financial Corp.	8,837

		Diversified Financial Services — 1.8%
663		Bank of America Corp.	4,057
367		Citigroup, Inc.	9,414

			13,471

		Insurance — 11.9%
127		Aflac, Inc.	4,453
64		Allied World Assurance Co. Holdings AG, (Switzerland)	3,448
201		American International Group, Inc. (a)	4,414
53		AON Corp.	2,212
–	(h)	Berkshire Hathaway, Inc., Class A (a)	10,680
155		Fortegra Financial Corp. (a)	813
710		Loews Corp.	24,527
385		Old Republic International Corp.	3,434
188		OneBeacon Insurance Group Ltd., Class A	2,567
70		ProAssurance Corp.	5,042
163		Prudential Financial, Inc.	7,638
132		Transatlantic Holdings, Inc.	6,405
134		Travelers Cos., Inc. (The)	6,535
294		W.R. Berkley Corp.	8,735

			90,903

		Real Estate Investment Trusts (REITs) — 2.7%
208		Agree Realty Corp.	4,526
544		Cousins Properties, Inc.	3,182
609		CreXus Investment Corp.	5,408
441		Excel Trust, Inc.	4,242

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Real Estate Investment Trusts (REITs) — Continued
77	National Health Investors, Inc.	3,224

		20,582

	Real Estate Management & Development — 1.0%
274	Brookfield Asset Management, Inc., (Canada), Class A	7,540

	Thrifts & Mortgage Finance — 1.0%
188	Capitol Federal Financial, Inc.	1,984
476	People’s United Financial, Inc.	5,431

		7,415

	Total Financials	231,986

Health Care — 11.4%
	Health Care Equipment & Supplies — 0.5%
53	Becton, Dickinson & Co.	3,886

	Health Care Providers & Services — 3.7%
240	AmerisourceBergen Corp.	8,945
50	Humana, Inc.	3,644
380	Lincare Holdings, Inc.	8,553
221	National Healthcare Corp.	7,145

		28,287

	Pharmaceuticals — 7.2%
270	Bristol-Myers Squibb Co.	8,473
278	Johnson & Johnson	17,730
390	Merck & Co., Inc.	12,757
907	Pfizer, Inc.	16,029

		54,989

	Total Health Care	87,162

Industrials — 4.5%
	Commercial Services & Supplies — 0.8%
230	Republic Services, Inc.	6,454

	Industrial Conglomerates — 1.0%
242	Carlisle Cos., Inc.	7,702

	Machinery — 1.1%
202	Illinois Tool Works, Inc.	8,403

	Professional Services — 0.8%
192	Equifax, Inc.	5,902

	Trading Companies & Distributors — 0.8%
160	Air Lease Corp. (a)	3,072
90	GATX Corp.	2,774

		5,846

	Total Industrials	34,307

Information Technology — 2.6%
	Communications Equipment — 0.4%
63	QUALCOMM, Inc.	3,083

	Electronic Equipment, Instruments & Components — 1.0%
260	TE Connectivity Ltd., (Switzerland)	7,317

	Software — 1.2%
370	Microsoft Corp.	9,209

	Total Information Technology	19,609

Materials — 3.9%
	Chemicals — 1.8%
159	Albemarle Corp.	6,440
106	Sherwin-Williams Co. (The)	7,855

		14,295

	Construction Materials — 0.3%
38	Martin Marietta Materials, Inc.	2,421

	Containers & Packaging — 1.0%
154	Rock-Tenn Co., Class A	7,497

	Paper & Forest Products — 0.8%
248	MeadWestvaco Corp.	6,081

	Total Materials	30,294

Telecommunication Services — 5.1%
	Diversified Telecommunication Services — 3.9%
773	AT&T, Inc.	22,035
232	CenturyLink, Inc.	7,687

		29,722

	Wireless Telecommunication Services — 1.2%
197	Telephone & Data Systems, Inc.	3,895
210	Vodafone Group plc, (United Kingdom), ADR	5,387

		9,282

	Total Telecommunication Services	39,004

Utilities — 8.0%
	Electric Utilities — 4.5%
164	NextEra Energy, Inc.	8,870
164	Northeast Utilities	5,529
156	Progress Energy, Inc.	8,084
280	Southern Co.	11,880

		34,363

	Gas Utilities — 1.5%
174	Oneok, Inc.	11,478

	Multi-Utilities — 2.0%
125	PG&E Corp.	5,289
195	Sempra Energy	10,032

		15,321

	Total Utilities	61,162

	Total Common Stocks (Cost $747,404)	744,610

Investment Company — 1.0%
500	Cohen & Steers Infrastructure Fund, Inc. (Cost $7,762)	7,785

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 1.6%
	Investment Company — 1.6%
12,480	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $12,480)	12,480

	Total Investments — 99.9% (Cost $767,646)	764,875
	Other Assets in Excess of Liabilities — 0.1%	680

	NET ASSETS — 100.0%	$765,555

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,836
Aggregate gross unrealized depreciation	(57,607)

Net unrealized appreciation/depreciation	$(2,771)

Federal income tax cost of investments	$767,646

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$754,484	$10,391	—	$764,875

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of ADRs, the reported values of which are an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

JPMorgan Value Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 91.5%
Consumer Discretionary — 10.8%
	Auto Components — 1.2%
1,060	Johnson Controls, Inc.	27,952

	Automobiles — 0.4%
500	General Motors Co. (a)	10,090

	Media — 6.5%
2,285	Comcast Corp., Class A	47,277
380	Time Warner Cable, Inc.	23,815
1,570	Time Warner, Inc.	47,053
1,140	Walt Disney Co. (The)	34,382

		152,527

	Specialty Retail — 2.7%
1,397	Home Depot, Inc.	45,919
1,360	Staples, Inc.	18,088

		64,007

	Total Consumer Discretionary	254,576

Consumer Staples — 9.1%
	Beverages — 1.3%
500	PepsiCo, Inc.	30,950

	Food & Staples Retailing — 3.0%
980	CVS Caremark Corp.	32,908
750	Wal-Mart Stores, Inc.	38,925

		71,833

	Food Products — 1.4%
470	General Mills, Inc.	18,081
190	JM Smucker Co. (The)	13,849

		31,930

	Household Products — 3.4%
1,260	Procter & Gamble Co. (The)	79,607

	Total Consumer Staples	214,320

Energy — 11.0%
	Oil, Gas & Consumable Fuels — 11.0%
240	Anadarko Petroleum Corp.	15,132
460	Apache Corp.	36,911
610	ConocoPhillips	38,625
1,811	El Paso Corp.	31,656
180	EOG Resources, Inc.	12,782
1,200	Exxon Mobil Corp.	87,156
520	Occidental Petroleum Corp.	37,180

	Total Energy	259,442

Financials — 15.2%
	Capital Markets — 2.4%
320	Goldman Sachs Group, Inc. (The)	30,256
780	State Street Corp.	25,085

		55,341

	Commercial Banks — 5.2%
950	BB&T Corp.	20,264
466	PNC Financial Services Group, Inc.	22,457
100	Regions Financial Corp.	333
1,460	U.S. Bancorp	34,368
1,910	Wells Fargo & Co.	46,069

		123,491

	Consumer Finance — 1.4%
759	American Express Co.	34,079

	Diversified Financial Services — 2.2%
5,270	Bank of America Corp.	32,253
726	Citigroup, Inc.	18,600

		50,853

	Insurance — 4.0%
390	ACE Ltd., (Switzerland)	23,634
490	Aflac, Inc.	17,125
840	MetLife, Inc.	23,528
660	Prudential Financial, Inc.	30,928

		95,215

	Total Financials	358,979

Health Care — 15.2%

	Biotechnology — 2.9%
400	Biogen Idec, Inc. (a)	37,260
520	Celgene Corp. (a)	32,198

		69,458

	Health Care Equipment & Supplies — 1.0%
510	Covidien plc, (Ireland)	22,491

	Health Care Providers & Services — 2.3%
840	UnitedHealth Group, Inc.	38,741
230	WellPoint, Inc.	15,014

		53,755

	Life Sciences Tools & Services — 1.5%
700	Thermo Fisher Scientific, Inc. (a)	35,448

	Pharmaceuticals — 7.5%
740	Abbott Laboratories	37,844
430	Johnson & Johnson	27,395
2,031	Merck & Co., Inc.	66,434
2,560	Pfizer, Inc.	45,261

		176,934

	Total Health Care	358,086

Industrials — 8.3%

	Aerospace & Defense — 3.4%
770	Honeywell International, Inc.	33,811
680	United Technologies Corp.	47,845

		81,656

	Industrial Conglomerates — 1.7%
150	3M Co.	10,769
730	Tyco International Ltd., (Switzerland)	29,747

		40,516

	Machinery — 0.7%
470	PACCAR, Inc.	15,895

	Road & Rail — 2.5%
1,400	CSX Corp.	26,138
400	Union Pacific Corp.	32,668

		58,806

	Total Industrials	196,873

JPMorgan Value Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Information Technology — 10.9%
	Communications Equipment — 2.3%
880	Cisco Systems, Inc.	13,631
850	QUALCOMM, Inc.	41,336

		54,967

	Computers & Peripherals — 1.4%
60	Apple, Inc. (a)	22,871
530	EMC Corp. (a)	11,124

		33,995

	Electronic Equipment, Instruments & Components — 1.4%
1,180	TE Connectivity Ltd., (Switzerland)	33,205

	IT Services — 1.3%
170	International Business Machines Corp.	29,755

	Semiconductors & Semiconductor Equipment — 0.5%
300	Lam Research Corp. (a)	11,394

	Software — 4.0%
2,542	Microsoft Corp.	63,271
1,080	Oracle Corp.	31,039

		94,310

	Total Information Technology	257,626

Materials — 3.3%
	Chemicals — 2.9%
190	Air Products & Chemicals, Inc.	14,510
470	Celanese Corp., Class A	15,289
710	Dow Chemical Co. (The)	15,947
540	E.I. du Pont de Nemours & Co.	21,584

		67,330

	Metals & Mining — 0.4%
1,000	Alcoa, Inc.	9,570

	Total Materials	76,900

Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.8%
1,840	Verizon Communications, Inc.	67,712

	Wireless Telecommunication Services — 0.4%
2,930	Sprint Nextel Corp. (a)	8,907

	Total Telecommunication Services	76,619

Utilities — 4.5%
	Electric Utilities — 1.6%
690	NextEra Energy, Inc.	37,274

	Multi-Utilities — 2.9%
730	PG&E Corp.	30,886
720	Sempra Energy	37,080

		67,966

	Total Utilities	105,240

	Total Common Stocks (Cost $2,125,473)	2,158,661

Short-Term Investment — 11.0%
	Investment Company — 11.0%
260,079	JPMorgan Prime Money Market Fund,
	Institutional Class Shares, 0.070% (b) (l) (m) (Cost $260,079)	260,079

	Total Investments — 102.5% (Cost $2,385,552)	2,418,740
	Liabilities in Excess of Other Assets — (2.5)%	(58,791)

	NET ASSETS — 100.0%	$2,359,949

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of September 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$210,615
Aggregate gross unrealized depreciation	(177,427)

Net unrealized appreciation/depreciation	$33,188

Federal income tax cost of investments	$2,385,552

JPMorgan Value Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investment in Securities (a)	$2,418,740	$—	$—	$2,418,740

(a)	Portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
November 28, 2011

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 28, 2011